UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact Name of registrant as specified in charter)

50 South LaSalle Street

                  Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO	FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%
Australia - 2.5%
Myer Holdings Ltd.*	493,050	$1,469
QBE Insurance Group Ltd.	94,515	1,809
Telstra Corp. Ltd.	626,529	1,666

		4,944

Belgium - 1.9%
Anheuser-Busch InBev N.V.	73,483	3,673

Brazil - 2.3%
Petroleo Brasileiro S.A. ADR†	43,009	1,834
Vale S.A. ADR†	95,675	2,666

		4,500

Canada - 2.2%
Bombardier, Inc., Class B	274,303	1,483
Rogers Communications, Inc., Class B†	45,160	1,488
Talisman Energy, Inc.	71,073	1,299

		4,270

China - 2.5%
Bank of China Ltd., Class H	4,835,000	2,349
China Yurun Food Group Ltd.†	835,000	2,486

		4,835

Finland - 1.1%
UPM-Kymmene OYJ†	201,584	2,163

France - 7.0%
Air Liquide S.A.	16,199	1,935
BNP Paribas	57,971	4,204
Societe Generale	69,641	3,842
Total S.A.	44,574	2,488
Veolia Environnement	39,648	1,285

		13,754

Germany - 5.4%
Allianz S.E. (Registered)	24,539	2,833
Deutsche Bank A.G. (Registered)†	31,107	1,974
E.ON A.G.	59,789	2,129
GEA Group A.G.†	62,593	1,169
Linde A.G.†	10,209	1,150
Siemens A.G. (Registered)	15,452	1,325

		10,580

Hong Kong - 2.4%
Esprit Holdings Ltd.	281,165	2,006
Huabao International Holdings Ltd.	2,636,000	2,669

		4,675

India - 0.8%
Sterlite Industries India Ltd. ADR†	96,515	1,630

Ireland - 0.9%
Covidien PLC	35,313	1,735

Italy - 0.9%
Enel S.p.A.	312,216	1,693

Japan - 20.7%
Canon, Inc.	55,500	2,304
Chiyoda Corp.†	253,000	2,266
East Japan Railway Co.	25,500	1,756
Fast Retailing Co. Ltd.	13,500	2,278
Kansai Electric Power (The) Co., Inc.	66,500	1,575
Kawasaki Heavy Industries Ltd.†	680,000	1,759
Kinden Corp.	156,000	1,373
Kubota Corp.	224,000	1,989
Mitsubishi UFJ Financial Group, Inc.	672,090	3,425
Mitsui & Co. Ltd.	191,500	2,968
Murata Manufacturing Co. Ltd.	29,700	1,573
NGK Insulators Ltd.	56,000	1,207
Nomura Holdings, Inc.	268,600	1,984
Shimano, Inc.	35,928	1,564
Shin-Etsu Chemical Co. Ltd.	34,600	1,860
Sony Corp.	74,800	2,555
Sumitomo Metal Mining Co. Ltd.	113,000	1,601
Tokio Marine Holdings, Inc.	89,300	2,522
Toyota Motor Corp.	104,900	3,926

		40,485

Netherlands - 6.7%
ASML Holding N.V.	78,736	2,412
QIAGEN N.V.†*	85,351	1,862
Royal Dutch Shell PLC, Class B (London Exchange)	153,149	4,010
Royal KPN N.V.	110,428	1,760
Unilever N.V. - CVA	100,435	3,023

		13,067

Portugal - 1.0%
Jeronimo Martins SGPS S.A.†	205,745	1,975

Singapore - 2.3%
CapitaLand Ltd.†	694,500	1,866
DBS Group Holdings Ltd.	257,000	2,559

		4,425

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
South Korea - 1.5%
Hyundai Motor Co.	29,600	$2,932

Spain - 2.5%
Banco Santander S.A.	65,480	854
Iberdrola Renovables S.A.	166,605	698
Iberdrola S.A.	186,507	1,502
Telefonica S.A.	77,723	1,826

		4,880

Switzerland - 8.6%
ABB Ltd. (Registered)*	79,613	1,610
Credit Suisse Group A.G. (Registered)	76,593	3,410
Novartis A.G. (Registered)	93,207	5,170
Roche Holding A.G. (Genusschein)†	30,555	5,104
Syngenta A.G. (Registered)	6,244	1,617

		16,911

Taiwan - 0.8%
MediaTek, Inc.	104,000	1,636

United Kingdom - 21.9%
Autonomy Corp. PLC*	90,300	2,107
BAE Systems PLC	166,800	952
Barclays PLC	450,693	2,158
BP PLC	391,191	3,453
Compass Group PLC	330,252	2,456
GlaxoSmithKline PLC	141,885	2,630
HSBC Holdings PLC	187,392	2,058
ITV PLC*	1,129,929	931
National Grid PLC	158,351	1,575
Pearson PLC	162,915	2,275
Prudential PLC	313,632	2,887
QinetiQ Group PLC	356,722	686
Reckitt Benckiser Group PLC	56,610	2,977
Rolls-Royce Group PLC*	413,590	3,520
Standard Chartered PLC	159,349	3,804
Vodafone Group PLC	1,881,830	4,060
Weir Group (The) PLC	190,962	2,274
WPP PLC	234,612	2,151

		42,954

United States - 3.2%
Activision Blizzard, Inc.	152,930	1,626
Mead Johnson Nutrition Co.	34,058	1,611
Schlumberger Ltd.	31,737	1,939
Virgin Media, Inc.†	63,339	1,026

		6,202

Total Common Stocks (Cost $185,552) (1)		193,919

INVESTMENT COMPANIES - 13.4%
Northern Institutional Funds - Liquid Assets Portfolio (2) (3)	26,162,623	26,163

Total Investment Companies (Cost $26,163)		26,163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT- TERM INVESTMENTS - 0.2%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.13%, 3/1/10	$443	$443

Total Short-Term Investments (Cost $443)		443

Total Investments - 112.7% (Cost $212,158)		220,525

Liabilities less Other Assets - (12.7)%		(24,877)

NET ASSETS - 100.0%		$195,648

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated portfolio.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$212,158

Gross tax appreciation of investments	$23,483
Gross tax depreciation of investments	(15,116)

Net tax appreciation of investments	$8,367

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

At February 28, 2010, the industry sectors for the International Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.2%
Consumer Staples	8.1
Energy	7.7
Financials	23.0
Health Care	8.5
Industrials	13.6
Information Technology	6.0
Materials	8.9
Telecommunication Services	5.6
Utilities	5.4

Total	100.0%

At February 28, 2010, the International Growth Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	24.6%
British Pound	24.2
Japanese Yen	20.9
Swiss Franc	8.7
United States Dollar	7.3
All other currencies less than 5%	14.3

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Growth Portfolio’s investments, which are carried at fair value, as of February 28, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$1,026	$24,542	$—	$25,568
Consumer Staples	1,611	14,135	—	15,746
Energy	5,072	9,951	—	15,023
Financials	—	44,539	—	44,539
Health Care	1,735	14,767	—	16,502
Industrials	1,483	24,853	—	26,336
Information Technology	1,626	10,033	—	11,659
Materials	4,296	12,994	—	17,290
Telecommunication Services	1,488	9,311	—	10,799
Utilities	—	10,457	—	10,457
Investment Companies	26,163	—	—	26,163
Short-Term Investments	—	443	—	443

Total Investments	$44,500	$176,025	$—	$220,525

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%
Australia - 8.4%
AGL Energy Ltd.	7,593	$98
Alumina Ltd.	37,985	52
Amcor Ltd.	20,705	110
AMP Ltd.	34,925	185
Aristocrat Leisure Ltd.†	7,464	28
Arrow Energy Ltd.†*	9,648	29
Asciano Group†*	47,629	77
ASX Ltd.†	2,901	95
Australia & New Zealand Banking Group Ltd.	42,184	872
AXA Asia Pacific Holdings Ltd.	17,101	99
Bendigo and Adelaide Bank Ltd.†	5,839	50
BGP Holdings PLC - Fractional Shares*	104,706	—
BHP Billiton Ltd.	56,521	2,074
Billabong International Ltd.†	3,357	30
BlueScope Steel Ltd.*	30,578	66
Boral Ltd.†	10,568	51
Brambles Ltd.	24,498	152
Caltex Australia Ltd.	2,273	21
CFS Retail Property Trust†	30,688	52
Coca-Cola Amatil Ltd.†	9,508	95
Cochlear Ltd.	1,043	59
Commonwealth Bank of Australia	25,879	1,247
Computershare Ltd.	7,936	83
Crown Ltd.	7,952	57
CSL Ltd.	9,876	304
CSR Ltd.	24,072	35
Dexus Property Group†	83,490	62
Energy Resources of Australia Ltd.†	1,117	18
Fairfax Media Ltd.†	34,807	51
Fortescue Metals Group Ltd.†*	20,669	86
Foster’s Group Ltd.	31,716	153
Goodman Fielder Ltd.	20,734	28
Goodman Group	103,361	55
GPT Group	162,798	84
Harvey Norman Holdings Ltd.†	8,940	31
Incitec Pivot Ltd.	27,330	79
Insurance Australia Group Ltd.	36,320	128
Intoll Group	38,336	39
Leighton Holdings Ltd.†	2,514	85
Lend Lease Group†	6,945	59
Macquarie Group Ltd.†	5,587	226
MAp Group	13,112	37
Metcash Ltd.	13,564	50
Mirvac Group	44,873	61
National Australia Bank Ltd.	35,296	803
Newcrest Mining Ltd.	8,128	228
Nufarm Ltd.†	2,856	25
OneSteel Ltd.	23,814	73
Orica Ltd.	5,892	132
Origin Energy Ltd.	14,765	222
OZ Minerals Ltd.*	53,020	49
Paladin Energy Ltd.†*	10,262	33
Qantas Airways Ltd.*	18,447	44
QBE Insurance Group Ltd.	17,465	334
Rio Tinto Ltd.†	7,440	468
Santos Ltd.	14,440	167
Sims Metal Management Ltd.	2,664	46
Sonic Healthcare Ltd.	6,233	76
SP AusNet	23,106	19
Stockland	41,527	151
Suncorp-Metway Ltd.	21,896	167
TABCORP Holdings Ltd.	11,005	67
Tatts Group Ltd.	20,160	43
Telstra Corp. Ltd.	71,842	191
Toll Holdings Ltd.†	11,131	68
Transurban Group	20,208	95
Wesfarmers Ltd.	17,157	478
Wesfarmers Ltd. - PPS	2,674	75
Westfield Group	34,654	372
Westpac Banking Corp.	49,618	1,159
Woodside Petroleum Ltd.†	9,286	360
Woolworths Ltd.	20,996	504
WorleyParsons Ltd.	3,028	66

		13,868

Austria - 0.3%
Erste Group Bank A.G.	3,203	121
Immoeast A.G.†*	7,436	35
OMV A.G.	2,647	98
Raiffeisen International Bank Holding A.G.	873	39
Telekom Austria A.G.	5,251	69
Verbund - Oesterreichische Elektrizita-etswirtschafts A.G., Class A†	1,256	51
Vienna Insurance Group	676	33
Voestalpine A.G.	1,959	69

		515

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Belgium - 1.0%
Anheuser-Busch InBev N.V.	12,188	$609
Belgacom S.A.	2,594	97
Colruyt S.A.	256	64
Compagnie Nationale A Portefeuille	535	27
Delhaize Group S.A	1,645	127
Dexia S.A.†*	9,133	49
Fortis*	36,560	125
Fortis (VVPR) (1)*	348	—
Groupe Bruxelles Lambert S.A.	1,309	115
KBC Groep N.V.*	2,617	119
Mobistar S.A.	516	31
Solvay S.A.	1,056	101
UCB S.A.	1,825	81
Umicore	1,861	56

		1,601

Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	9,294	55

Denmark - 0.9%
A.P. Moller - Maersk A/S, Class A	9	66
A.P. Moller - Maersk A/S, Class B	22	168
Carlsberg A/S, Class B†	1,754	136
Coloplast A/S, Class B	379	43
Danske Bank A/S*	7,689	175
DSV A/S*	3,629	57
H. Lundbeck A/S	944	17
Novo-Nordisk A/S, Class B	7,371	521
Novozymes A/S, Class B	784	80
Topdanmark A/S†*	244	29
TrygVesta A/S†	457	30
Vestas Wind Systems A/S†*	3,546	175
William Demant Holding A/S†*	411	29

		1,526

Finland - 1.2%
Elisa OYJ†	2,306	48
Fortum OYJ†	7,704	196
Kesko OYJ, Class B	1,194	43
Kone OYJ, Class B†	2,713	115
Metso OYJ	2,149	67
Neste Oil OYJ†	2,257	32
Nokia OYJ	63,369	854
Nokian Renkaat OYJ†	1,799	45
Orion OYJ, Class B†	1,562	35
Outokumpu OYJ†	1,945	34
Pohjola Bank PLC†	2,391	27
Rautaruukki OYJ†	1,343	25
Sampo OYJ, Class A	7,271	176
Sanoma OYJ†	1,156	23
Stora Enso OYJ, Class R†*	9,059	58
UPM-Kymmene OYJ	8,315	89
Wartsila OYJ†	1,425	68

		1,935

France - 10.0%
Accor S.A.	2,395	121
ADP S.A.†	498	39
Air France-KLM†*	2,283	30
Air Liquide S.A.	4,202	502
Alcatel-Lucent†*	37,766	115
Alstom S.A.	3,493	224
Atos Origin S.A.†*	800	37
AXA S.A.	28,794	581
BioMerieux†	226	25
BNP Paribas	16,045	1,163
Bouygues S.A.†	3,892	179
Bureau Veritas S.A.†	813	41
Cap Gemini S.A.†	2,579	119
Carrefour S.A.	10,837	500
Casino Guichard Perrachon S.A.†	939	76
Christian Dior S.A.	1,125	110
CNP Assurances	649	58
Compagnie de Saint-Gobain†	6,448	303
Compagnie Generale de Geophysique-Veritas†*	2,402	58
Compagnie Generale des Establissements Michelin, Class B†	2,564	179
Compagnie Generale d’Optique Essilor International S.A.	3,414	206
Credit Agricole S.A.†	15,586	232
Danone	9,373	548
Dassault Systemes S.A.	1,110	64
EDF S.A.†	3,951	198
Eiffage S.A.†	676	31
Eramet†	90	27
Eurazeo	467	30
Eutelsat Communications	1,683	56
Fonciere Des Regions	389	39
France Telecom S.A.	31,269	734
GDF Suez	20,926	769
GDF Suez (VVPR)*	1,323	—

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
France - 10.0% continued
Gecina S.A.	313	$32
Groupe Eurotunnel S.A. (Registered)	7,938	81
Hermes International†	934	126
ICADE†	355	36
Iliad S.A.†	277	29
Imerys S.A.†	609	31
Ipsen S.A.	434	22
JC Decaux S.A.†*	1,079	27
Klepierre†	1,581	59
Lafarge S.A.	3,349	217
Lagardere S.C.A.	2,006	73
Legrand S.A.	1,933	61
L’Oreal S.A.	4,062	420
LVMH Moet Hennessy Louis Vuitton S.A.	4,104	445
M6-Metropole Television†	1,097	27
Natixis*	14,691	73
Neopost S.A.†	481	39
PagesJaunes Groupe	2,119	24
Pernod-Ricard S.A.	3,321	250
Peugeot S.A.†*	2,582	68
PPR	1,329	153
Publicis Groupe S.A.†	1,995	79
Renault S.A.*	3,042	125
Safran S.A.†	3,176	75
Sanofi-Aventis S.A.	17,754	1,299
Schneider Electric S.A.	3,956	423
SCOR S.E.†	2,871	70
SES S.A.	4,819	117
Societe BIC S.A.	420	30
Societe Des Autoroutes Paris-Rhin-Rhone†*	343	25
Societe Generale	10,699	590
Societe Television Francaise 1†	1,755	28
Sodexo†	1,662	99
Suez Environnement Co.†	4,788	105
Technip S.A.	1,823	130
Thales S.A.	1,539	62
Total S.A.	35,628	1,989
Unibail-Rodamco S.E.	1,538	304
Vallourec S.A.†	979	187
Veolia Environnement	6,660	216
Vinci S.A.	7,557	396
Vivendi S.A.	20,888	526

		16,562

Germany - 7.1%
Adidas A.G.	3,567	177
Allianz S.E. (Registered)	7,706	890
BASF S.E.	15,572	874
Bayer A.G.	13,979	926
Bayerische Motoren Werke A.G.†	5,722	232
Beiersdorf A.G.†	1,508	92
Celesio A.G.	1,376	40
Commerzbank A.G.†*	12,077	90
Daimler A.G. (Registered)	15,343	640
Deutsche Bank A.G. (Registered)	9,912	629
Deutsche Boerse A.G.	3,347	233
Deutsche Lufthansa A.G. (Registered)	3,953	59
Deutsche Post A.G. (Registered)	14,608	237
Deutsche Postbank A.G.†*	1,345	42
Deutsche Telekom A.G. (Registered)	47,943	617
E.ON A.G.	32,115	1,144
Fraport A.G. Frankfurt Airport Services Worldwide	577	29
Fresenius Medical Care A.G. & Co. KGaA	3,154	165
Fresenius S.E.	461	30
GEA Group A.G.	2,669	50
Hannover Rueckversicherung A.G. (Registered)*	1,039	47
HeidelbergCement A.G.	2,307	118
HeidelbergCement A.G. (VVPR) (2)*	83	—
Henkel A.G. & Co. KGaA	2,216	98
Hochtief A.G.	728	51
Infineon Technologies A.G.†*	18,351	100
K+S A.G.†	3,001	182
Linde A.G.†	2,543	286
MAN S.E.	1,738	124
Merck KGaA†	1,107	87
Metro A.G.†	1,841	94
Muenchener Rueckversicherungs A.G. (Registered)	3,349	518
Puma A.G. Rudolf Dassler Sport	93	26
RWE A.G.	7,119	603
Salzgitter A.G.	721	64
SAP A.G.	14,571	650
Siemens A.G. (Registered)	13,932	1,195
Solarworld A.G.†	1,423	20
Suedzucker A.G.	1,126	26
ThyssenKrupp A.G.	5,660	179
TUI A.G.*	2,293	23
United Internet A.G. (Registered)†*	2,015	31

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Germany - 7.1% continued
Volkswagen A.G.†	490	$42
Wacker Chemie A.G.†	275	33

		11,793

Greece - 0.4%
Alpha Bank A.E.*	8,038	76
Coca Cola Hellenic Bottling Co. S.A.	3,098	76
EFG Eurobank Ergasias S.A.*	5,657	45
Hellenic Petroleum S.A.	1,302	15
Hellenic Telecommunications Organization S.A.	3,936	46
Marfin Investment Group S.A.*	11,913	28
National Bank of Greece S.A.*	10,024	191
OPAP S.A.	3,839	79
Piraeus Bank S.A.*	4,645	39
Public Power Corp. S.A.*	1,831	28
Titan Cement Co. S.A.	914	23

		646

Guernsey - 0.0%
Resolution Ltd.*	41,473	46

Hong Kong - 2.4%
ASM Pacific Technology Ltd.	3,200	30
Bank of East Asia Ltd.	25,417	93
BOC Hong Kong Holdings Ltd.†	64,608	146
Cathay Pacific Airways Ltd.*	20,506	38
Cheung Kong Holdings Ltd.	23,729	289
Cheung Kong Infrastructure Holdings Ltd.	8,353	31
Chinese Estates Holdings Ltd.	11,842	19
CLP Holdings Ltd.	34,521	239
Esprit Holdings Ltd.	18,725	134
Foxconn International Holdings Ltd.*	34,127	35
Genting Singapore PLC†*	80,000	51
Hang Lung Group Ltd.	13,462	68
Hang Lung Properties Ltd.	34,501	132
Hang Seng Bank Ltd.	12,579	184
Henderson Land Development Co. Ltd.	18,639	126
Hong Kong & China Gas Co. Ltd.	68,772	155
Hong Kong Aircraft Engineering Co. Ltd.	1,012	13
Hong Kong Exchanges and Clearing Ltd.†	17,003	285
HongKong Electric Holdings Ltd.	23,433	131
Hopewell Holdings Ltd.	9,500	28
Hutchison Whampoa Ltd.	36,698	263
Hysan Development Co. Ltd.	10,473	28
Kerry Properties Ltd.	12,004	57
Li & Fung Ltd.	38,809	181
Lifestyle International Holdings Ltd.	9,953	16
Link REIT (The)	36,664	92
Mongolia Energy Co Ltd.*	52,000	24
MTR Corp.	23,638	82
New World Development Ltd.	42,244	77
Noble Group Ltd.†	32,800	74
NWS Holdings Ltd.	14,000	24
Orient Overseas International Ltd.	3,500	26
PCCW Ltd.†	64,374	18
Sands China Ltd.*	35,413	50
Shangri-La Asia Ltd.	19,761	33
Sino Land Co. Ltd.	26,144	50
Sun Hung Kai Properties Ltd.	24,136	335
Swire Pacific Ltd., Class A	12,551	140
Television Broadcasts Ltd.	5,000	23
Wharf Holdings Ltd.	23,242	120
Wheelock & Co. Ltd.	14,021	39
Wing Hang Bank Ltd.	3,268	27
Yue Yuen Industrial Holdings Ltd.	11,710	35

		4,041

Ireland - 0.5%
Anglo Irish Bank Corp. Ltd.*	6,354	2
CRH PLC	985	22
CRH PLC- Dublin	10,902	250
Elan Corp. PLC†*	8,290	57
Experian PLC	17,826	165
Kerry Group PLC, Class A	2,365	75
Ryanair Holdings PLC*	3,150	15
Shire PLC	9,664	208

		794

Italy - 3.2%
A2A S.p.A.†	18,447	32
Assicurazioni Generali S.p.A.	19,571	445
Atlantia S.p.A.	4,216	97
Autogrill S.p.A.*	1,752	22
Banca Carige S.p.A.	10,886	28
Banca Monte dei Paschi di Siena S.p.A.	37,924	56
Banca Popolare di Milano Scarl†	6,706	40
Banco Popolare Scarl*	10,868	69
Enel S.p.A.	111,769	606
ENI S.p.A.	43,864	990
Exor S.p.A.	1,228	19

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Italy - 3.2% continued
Fiat S.p.A.*	13,483	$142
Finmeccanica S.p.A.	6,538	85
Fondiaria-Sai S.p.A.	1,059	15
Intesa Sanpaolo S.p.A.*	131,467	462
Intesa Sanpaolo S.p.A. (RSP)	16,371	44
Italcementi S.p.A.†	1,187	13
Luxottica Group S.p.A.	1,975	52
Mediaset S.p.A.	12,056	91
Mediobanca S.p.A.†*	8,026	85
Mediolanum S.p.A.	4,160	24
Parmalat S.p.A.	29,065	73
Pirelli & C. S.p.A.*	41,668	21
Prysmian S.p.A.	1,707	29
Saipem S.p.A.	4,352	144
Snam Rete Gas S.p.A.†	23,220	110
Telecom Italia S.p.A.	169,389	241
Telecom Italia S.p.A. (RSP)	106,018	113
Tenaris S.A.†	7,746	160
Terna Rete Elettrica Nazionale S.p.A.†	21,051	86
UniCredit S.p.A.*	278,460	706
Unione di Banche Italiane SCPA	9,447	118
Unipol Gruppo Finanziario S.p.A.†*	12,514	14

		5,232

Japan - 22.4%
77 Bank (The) Ltd.	6,000	33
ABC-Mart, Inc.	400	13
Acom Co. Ltd.†	750	11
Advantest Corp.	2,700	64
Aeon Co. Ltd.†	10,800	111
Aeon Credit Service Co. Ltd.	1,500	15
Aeon Mall Co. Ltd.	1,300	24
Aioi Insurance Co. Ltd.	8,000	39
Air Water, Inc.	2,000	23
Aisin Seiki Co. Ltd.	3,200	84
Ajinomoto Co., Inc.	11,000	112
Alfresa Holdings Corp.	600	25
All Nippon Airways Co. Ltd.	14,000	42
Amada Co. Ltd.	6,000	45
Aozora Bank Ltd.*	12,000	15
Asahi Breweries Ltd.	6,300	121
Asahi Glass Co. Ltd.	17,000	170
Asahi Kasei Corp.	21,000	109
Asics Corp.	3,000	28
Astellas Pharma, Inc.	7,600	286
Bank of Yokohama (The) Ltd.	20,000	100
Bank of Kyoto (The) Ltd.	5,000	43
Benesse Holdings, Inc.	1,300	58
Bridgestone Corp.	10,600	186
Brother Industries Ltd.	3,700	42
Canon Marketing Japan, Inc.	1,300	17
Canon, Inc.	18,000	747
Casio Computer Co. Ltd.	4,000	30
Central Japan Railway Co.	25	189
Chiba Bank (The) Ltd.	13,000	79
Chiyoda Corp.†	3,000	27
Chubu Electric Power Co., Inc.	11,400	302
Chugai Pharmaceutical Co. Ltd.	4,000	77
Chugoku Bank (The) Ltd.	3,000	39
Chugoku Electric Power (The) Co., Inc.	4,700	98
Chuo Mitsui Trust Holdings, Inc.	16,000	58
Citizen Holdings Co. Ltd.†	4,500	29
Coca-Cola West Co. Ltd.	1,000	16
Cosmo Oil Co. Ltd.	10,000	24
Credit Saison Co. Ltd.	2,500	32
Dai Nippon Printing Co. Ltd.	10,000	132
Daicel Chemical Industries Ltd.	5,000	33
Daido Steel Co. Ltd.	5,000	20
Daihatsu Motor Co. Ltd.	3,000	29
Daiichi Sankyo Co. Ltd.	11,600	235
Daikin Industries Ltd.	4,000	154
Dainippon Sumitomo Pharma Co. Ltd.	2,700	26
Daito Trust Construction Co. Ltd.	1,300	64
Daiwa House Industry Co. Ltd.	9,000	96
Daiwa Securities Group, Inc.	29,000	143
Dena Co. Ltd.†	4	31
Denki Kagaku Kogyo K.K.	8,000	32
Denso Corp.	8,200	222
Dentsu, Inc.†	3,000	71
Dowa Holdings Co. Ltd.†	4,100	23
East Japan Railway Co.	5,690	392
Eisai Co. Ltd.	4,400	171
Electric Power Development Co. Ltd.	2,400	80
Elpida Memory, Inc.*	3,000	54
FamilyMart Co. Ltd.	900	29
Fanuc Ltd.	3,200	312
Fast Retailing Co. Ltd.	800	135
Fuji Electric Holdings Co. Ltd.*	10,000	23
Fuji Heavy Industries Ltd.*	10,000	46

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Japan - 22.4% continued
Fuji Media Holdings, Inc.	8	$11
FUJIFILM Holdings Corp.	7,800	248
Fujitsu Ltd.	31,000	202
Fukuoka Financial Group, Inc.	13,000	48
Furukawa Electric Co. Ltd.	11,000	53
GS Yuasa Corp.†	6,000	42
Gunma Bank (The) Ltd.	7,000	39
Hachijuni Bank (The) Ltd.	6,872	38
Hakuhodo DY Holdings, Inc.	390	19
Hankyu Hanshin Holdings, Inc.	19,000	91
Hino Motors Ltd.*	4,000	15
Hirose Electric Co. Ltd.	500	53
Hiroshima Bank (The) Ltd.	9,000	37
Hisamitsu Pharmaceutical Co., Inc.	1,200	44
Hitachi Chemical Co. Ltd.	1,700	35
Hitachi Construction Machinery Co. Ltd.†	1,800	37
Hitachi High-Technologies Corp.	1,200	25
Hitachi Ltd.*	75,000	247
Hitachi Metals Ltd.	3,000	29
Hokkaido Electric Power Co., Inc.	3,100	61
Hokuhoku Financial Group, Inc.	21,000	44
Hokuriku Electric Power Co.	3,100	70
Honda Motor Co. Ltd.	27,800	963
Hoya Corp.	7,200	180
Ibiden Co. Ltd.	2,200	74
Idemitsu Kosan Co. Ltd.	400	29
IHI Corp.*	22,000	39
INPEX Corp.	14	103
Isetan Mitsukoshi Holdings Ltd.	5,960	63
Isuzu Motors Ltd.*	20,000	50
Ito En Ltd.†	1,100	17
ITOCHU Corp.	25,000	201
Itochu Techno-Solutions Corp.	400	13
Iyo Bank (The) Ltd.	4,000	36
J. Front Retailing Co. Ltd.	7,800	43
Jafco Co. Ltd.	500	12
Japan Petroleum Exploration Co.	500	24
Japan Prime Realty Investment Corp.	10	22
Japan Real Estate Investment Corp.	8	69
Japan Retail Fund Investment Corp.	24	28
Japan Steel Works (The) Ltd.	6,000	69
Japan Tobacco, Inc.	75	273
JFE Holdings, Inc.	8,200	305
JGC Corp.	4,000	75
Joyo Bank (The) Ltd.	10,000	40
JS Group Corp.	4,200	83
JSR Corp.	2,800	55
JTEKT Corp.	3,200	34
Jupiter Telecommunications Co. Ltd.†	41	48
Kajima Corp.	15,000	35
Kamigumi Co. Ltd.	4,000	31
Kaneka Corp.	5,000	30
Kansai Electric Power (The) Co., Inc.	12,800	303
Kansai Paint Co. Ltd.	4,000	32
Kao Corp.	9,300	238
Kawasaki Heavy Industries Ltd.†	24,000	62
Kawasaki Kisen Kaisha Ltd.†*	13,000	47
KDDI Corp.	49	261
Keihin Electric Express Railway Co. Ltd.†	7,000	57
Keio Corp.	10,000	67
Keisei Electric Railway Co. Ltd.	5,000	30
Keyence Corp.	730	161
Kikkoman Corp.	3,000	36
Kinden Corp.	2,000	18
Kintetsu Corp.†	29,000	92
Kirin Holdings Co. Ltd.	14,000	193
Kobe Steel Ltd.*	45,000	82
Koito Manufacturing Co. Ltd.	2,000	25
Komatsu Ltd.	16,300	327
Konami Corp.	1,700	32
Konica Minolta Holdings, Inc.	8,000	83
Kubota Corp.	18,000	160
Kuraray Co. Ltd.	6,000	77
Kurita Water Industries Ltd.	1,800	50
Kyocera Corp.	2,800	249
Kyowa Hakko Kirin Co. Ltd.	4,000	41
Kyushu Electric Power Co., Inc.	6,200	139
Lawson, Inc.	1,100	48
Mabuchi Motor Co. Ltd.	500	27
Makita Corp.	1,900	61
Marubeni Corp.	29,000	173
Marui Group Co. Ltd.	4,000	27
Maruichi Steel Tube Ltd.	700	14
Matsui Securities Co. Ltd.†	2,100	14
Mazda Motor Corp.*	25,000	66
McDonald’s Holdings Co. Japan Ltd.	1,200	24
Medipal Holdings Corp.	2,600	31
MEIJI Holdings Co. Ltd.*	1,151	46

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Japan - 22.4% continued
Minebea Co. Ltd.	6,000	$33
Mitsubishi Chemical Holdings Corp.	20,500	93
Mitsubishi Corp.	21,700	542
Mitsubishi Electric Corp.*	33,000	271
Mitsubishi Estate Co. Ltd.	20,000	314
Mitsubishi Gas Chemical Co., Inc.	7,000	38
Mitsubishi Heavy Industries Ltd.	53,000	197
Mitsubishi Logistics Corp.	2,000	23
Mitsubishi Materials Corp.*	19,000	49
Mitsubishi Motors Corp.†*	62,000	89
Mitsubishi Rayon Co. Ltd.	9,000	38
Mitsubishi Tanabe Pharma Corp.	4,000	59
Mitsubishi UFJ Financial Group, Inc.	211,930	1,080
Mitsubishi UFJ Lease & Finance Co. Ltd.	930	32
Mitsui & Co. Ltd.	29,700	460
Mitsui Chemicals, Inc.	13,000	36
Mitsui Engineering & Shipbuilding Co. Ltd.†	12,000	28
Mitsui Fudosan Co. Ltd.	14,000	236
Mitsui Mining & Smelting Co. Ltd.*	10,000	27
Mitsui O.S.K. Lines Ltd.	19,000	123
Mitsui Sumitomo Insurance Group Holdings, Inc.	7,300	187
Mitsumi Electric Co. Ltd.	1,400	27
Mizuho Financial Group, Inc.	233,324	455
Mizuho Securities Co. Ltd.	10,000	30
Mizuho Trust & Banking Co. Ltd.*	24,000	23
Murata Manufacturing Co. Ltd.	3,600	191
Namco Bandai Holdings, Inc.	3,200	30
NEC Corp.*	42,000	117
NGK Insulators Ltd.	4,000	86
NGK Spark Plug Co. Ltd.	3,000	35
NHK Spring Co. Ltd.	3,000	25
Nidec Corp.	1,800	176
Nikon Corp.	5,700	125
Nintendo Co. Ltd.	1,600	436
Nippon Building Fund, Inc.†	9	80
Nippon Electric Glass Co. Ltd.	6,000	78
Nippon Express Co. Ltd.	14,000	58
Nippon Meat Packers, Inc.†	3,000	37
Nippon Mining Holdings, Inc.	15,000	75
Nippon Oil Corp.	22,000	118
Nippon Paper Group, Inc.	1,500	38
Nippon Sheet Glass Co. Ltd.	11,000	29
Nippon Steel Corp.	86,000	321
Nippon Telegraph & Telephone Corp.	8,826	385
Nippon Yusen Kabushiki Kaisha	25,000	91
Nipponkoa Insurance Co. Ltd.	11,000	67
Nishi-Nippon City Bank (The) Ltd.	11,000	30
Nissan Chemical Industries Ltd.	2,000	27
Nissan Motor Co. Ltd.*	41,600	331
Nissay Dowa General Insurance Co. Ltd.	3,000	15
Nissha Printing Co. Ltd.†	400	14
Nisshin Seifun Group, Inc.	3,000	40
Nisshin Steel Co. Ltd.	12,000	22
Nisshinbo Holdings, Inc.	2,000	20
Nissin Foods Holdings Co. Ltd.	1,200	41
Nitori Co. Ltd.	650	52
Nitto Denko Corp.	2,800	103
NOK Corp.	1,600	22
Nomura Holdings, Inc.	61,900	457
Nomura Real Estate Holdings, Inc.	1,600	24
Nomura Real Estate Office Fund, Inc.	5	29
Nomura Research Institute Ltd.	1,700	37
NSK Ltd.	8,000	56
NTN Corp.	8,000	33
NTT Data Corp.	20	62
NTT DoCoMo, Inc.	262	405
NTT Urban Development Corp.	24	19
Obayashi Corp.	11,000	43
Obic Co. Ltd.	110	19
Odakyu Electric Railway Co. Ltd.†	11,000	93
OJI Paper Co. Ltd.	15,000	64
Olympus Corp.	3,700	114
Omron Corp.	3,400	74
Ono Pharmaceutical Co. Ltd.	1,400	65
Oracle Corp. Japan	700	32
Oriental Land Co. Ltd.†	800	57
ORIX Corp.	1,830	141
Osaka Gas Co. Ltd.	33,000	120
Otsuka Corp.	300	18
Panasonic Corp.	33,500	465
Panasonic Electric Works Co. Ltd.	6,000	70
Rakuten, Inc.	123	95
Resona Holdings, Inc.	8,300	100
Ricoh Co. Ltd.	12,000	167
Rinnai Corp.	600	32
Rohm Co. Ltd.	1,800	122
Sankyo Co. Ltd.	900	43

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Japan - 22.4% continued
Santen Pharmaceutical Co. Ltd.	1,300	$42
Sanyo Electric Co. Ltd.†*	30,000	51
Sapporo Hokuyo Holdings, Inc.	5,100	22
Sapporo Holdings Ltd.	4,000	21
SBI Holdings, Inc.	284	51
Secom Co. Ltd.	3,500	161
Sega Sammy Holdings, Inc.	3,500	43
Seiko Epson Corp.	2,300	39
Sekisui Chemical Co. Ltd.	7,000	46
Sekisui House Ltd.	9,000	88
Senshu Ikeda Holdings, Inc.†*	8,133	20
Seven & I Holdings Co. Ltd.	13,200	297
Seven Bank Ltd.†	9	19
Sharp Corp.	17,000	197
Shikoku Electric Power Co., Inc.	2,900	83
Shimadzu Corp.†	4,000	30
Shimamura Co. Ltd.	400	35
Shimano, Inc.	1,100	48
Shimizu Corp.	10,000	39
Shin-Etsu Chemical Co. Ltd.	7,000	376
Shinko Electric Industries Co. Ltd.	1,200	17
Shinsei Bank Ltd.†*	16,000	18
Shionogi & Co. Ltd.	4,800	98
Shiseido Co. Ltd.	5,900	131
Shizuoka Bank (The) Ltd.	10,000	89
Showa Denko K.K.	24,000	49
Showa Shell Sekiyu K.K.	3,300	23
SMC Corp.	900	112
Softbank Corp.	12,700	332
Sojitz Corp.	21,300	38
Sompo Japan Insurance, Inc.	15,000	104
Sony Corp.	17,100	584
Sony Financial Holdings, Inc.	14	41
Square Enix Holdings Co. Ltd.	1,100	22
Stanley Electric Co. Ltd.	2,400	44
Sumco Corp.*	2,000	36
Sumitomo Chemical Co. Ltd.	26,000	115
Sumitomo Corp.	19,400	211
Sumitomo Electric Industries Ltd.	13,100	157
Sumitomo Heavy Industries Ltd.*	10,000	52
Sumitomo Metal Industries Ltd.	59,000	163
Sumitomo Metal Mining Co. Ltd.	9,000	127
Sumitomo Mitsui Financial Group, Inc.	21,723	700
Sumitomo Realty & Development Co. Ltd.	7,000	124
Sumitomo Rubber Industries Ltd.	2,900	24
Sumitomo Trust & Banking (The) Co. Ltd.	24,000	136
Suruga Bank Ltd.	3,000	28
Suzuken Co. Ltd.†	1,200	40
Suzuki Motor Corp.	5,800	123
Sysmex Corp.	500	30
T&D Holdings, Inc.	4,700	102
Taiheiyo Cement Corp.*	14,400	19
Taisei Corp.	17,000	35
Taisho Pharmaceutical Co. Ltd.	2,000	35
Taiyo Nippon Sanso Corp.	5,000	45
Takashimaya Co. Ltd.	5,000	39
Takeda Pharmaceutical Co. Ltd.	12,700	575
TDK Corp.	2,100	129
Teijin Ltd.	16,000	47
Terumo Corp.	2,800	152
THK Co. Ltd.	2,100	41
Tobu Railway Co. Ltd.†	14,000	77
Toho Co. Ltd.	2,100	34
Toho Gas Co. Ltd.	7,000	38
Tohoku Electric Power Co., Inc.	7,500	163
Tokio Marine Holdings, Inc.	12,100	342
Tokuyama Corp.	5,000	27
Tokyo Electric Power (The) Co., Inc.	20,700	568
Tokyo Electron Ltd.	2,900	179
Tokyo Gas Co. Ltd.	40,000	174
Tokyo Steel Manufacturing Co. Ltd.	1,700	19
Tokyo Tatemono Co. Ltd.	7,000	25
Tokyu Corp.	20,000	85
Tokyu Land Corp.	8,000	29
TonenGeneral Sekiyu K.K.	5,000	41
Toppan Printing Co. Ltd.	9,000	78
Toray Industries, Inc.	22,000	121
Toshiba Corp.*	69,000	345
Tosoh Corp.	9,000	22
TOTO Ltd.	4,000	27
Toyo Seikan Kaisha Ltd.	2,600	42
Toyo Suisan Kaisha Ltd.	1,000	28
Toyoda Gosei Co. Ltd.	1,100	28
Toyota Boshoku Corp.	900	16
Toyota Industries Corp.	3,000	79
Toyota Motor Corp.	49,300	1,845
Toyota Tsusho Corp.	3,600	52
Trend Micro, Inc.	1,800	62

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Japan - 22.4% continued
Tsumura & Co.	1,000	$31
Ube Industries Ltd.	17,000	44
Unicharm Corp.	700	67
UNY Co. Ltd.	3,100	24
Ushio, Inc.	1,800	29
USS Co. Ltd.†	390	25
West Japan Railway Co.	29	102
Yahoo! Japan Corp.†	247	92
Yakult Honsha Co. Ltd.†	1,500	46
Yamada Denki Co. Ltd.	1,470	102
Yamaguchi Financial Group, Inc.	4,000	44
Yamaha Corp.	2,600	31
Yamaha Motor Co. Ltd.*	3,600	48
Yamato Holdings Co. Ltd.	6,600	88
Yamato Kogyo Co. Ltd.	700	22
Yamazaki Baking Co. Ltd.†	2,000	26
Yaskawa Electric Corp.	4,000	31
Yokogawa Electric Corp.	3,800	31

		37,026

Netherlands - 4.8%
Aegon N.V.*	25,612	162
Akzo Nobel N.V.	4,012	204
ArcelorMittal	14,633	558
ASML Holding N.V.	7,128	218
Corio N.V.	947	59
European Aeronautic Defence & Space Co. N.V.†	7,134	147
Fugro N.V. - CVA	1,173	68
Heineken Holding N.V.	1,873	76
Heineken N.V.	4,237	208
ING Groep N.V. - CVA*	62,003	556
James Hardie Industries S.E.†*	7,443	50
Koninklijke Ahold N.V.	20,026	246
Koninklijke Boskalis Westminster N.V.	1,077	35
Koninklijke DSM N.V.	2,515	105
Koninklijke Philips Electronics N.V.	16,316	477
Koninklijke Vopak N.V.*	555	41
QIAGEN N.V.†*	3,849	84
Randstad Holding N.V.*	1,731	73
Reed Elsevier N.V.	11,885	136
Royal Dutch Shell PLC, Class A (London Exchange)	59,875	1,635
Royal Dutch Shell PLC, Class B (London Exchange)	45,509	1,192
Royal KPN N.V.	27,997	446
SBM Offshore N.V.	2,886	51
TNT N.V.	6,117	158
Unilever N.V. - CVA	27,542	829
Wolters Kluwer N.V.	4,946	100

		7,914

New Zealand - 0.1%
Auckland International Airport Ltd.	14,845	19
Contact Energy Ltd.*	4,957	21
Fletcher Building Ltd.	10,540	59
Sky City Entertainment Group Ltd.	9,962	22
Telecom Corp. of New Zealand Ltd.	32,311	52

		173

Norway - 0.7%
DnB NOR ASA†*	14,777	161
Norsk Hydro ASA*	11,483	77
Orkla ASA	12,612	99
Renewable Energy Corp. ASA†*	5,491	20
Seadrill Ltd.†	4,798	110
Statoil ASA	18,792	422
Telenor ASA*	14,399	182
Yara International ASA†	3,139	129

		1,200

Portugal - 0.2%
Banco Comercial Portugues S.A. (Registered)	38,060	38
Banco Espirito Santo S.A. (Registered)	9,151	46
Brisa Auto-Estradas de Portugal S.A.	3,121	25
Cimpor Cimentos de Portugal SGPS S.A.†	3,851	28
Energias de Portugal S.A.	28,866	106
Galp Energia SGPS S.A., Class B	2,418	39
Jeronimo Martins SGPS S.A.	3,715	36
Portugal Telecom SGPS S.A. (Registered)	9,587	101

		419

Singapore - 1.4%
Ascendas Real Estate Investment Trust	27,666	38
CapitaLand Ltd.†	43,250	116
CapitaMall Trust	37,200	47
CapitaMalls Asia Ltd.*	23,940	39
City Developments Ltd.	8,000	58
ComfortDelgro Corp. Ltd.	31,000	34
Cosco Corp. Singapore Ltd.†	18,000	16
DBS Group Holdings Ltd.	29,299	292
Fraser and Neave Ltd.	16,348	50

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Singapore - 1.4% continued
Golden Agri-Resources Ltd.*	111,105	$42
Jardine Cycle & Carriage Ltd.	1,870	32
Keppel Corp. Ltd.	21,500	129
Neptune Orient Lines Ltd.†	14,897	19
Olam International Ltd.†	18,098	31
Oversea-Chinese Banking Corp. Ltd.	44,496	269
SembCorp Industries Ltd.	15,044	40
SembCorp Marine Ltd.	14,400	38
Singapore Airlines Ltd.	9,667	102
Singapore Exchange Ltd.	14,000	77
Singapore Press Holdings Ltd.†	27,295	72
Singapore Technologies Engineering Ltd.	23,000	51
Singapore Telecommunications Ltd.	133,325	289
StarHub Ltd.	11,000	17
United Overseas Bank Ltd.	20,392	271
UOL Group Ltd.	9,039	26
Wilmar International Ltd.†	21,000	97
Yangzijiang Shipbuilding Holdings Ltd.	26,000	21

		2,313

Spain - 3.9%
Abertis Infraestructuras S.A.	4,821	91
Acciona S.A.	433	48
Acerinox S.A.	2,399	41
ACS Actividades de Construccion y Servicios S.A.	2,284	101
Banco Bilbao Vizcaya Argentaria S.A.	60,766	790
Banco de Sabadell S.A.†	15,332	74
Banco de Valencia S.A.	3,560	23
Banco Popular Espanol S.A.	13,969	92
Banco Santander S.A.	139,672	1,821
Bankinter S.A.	4,811	39
Criteria Caixacorp S.A.	14,108	65
EDP Renovaveis S.A.*	3,664	30
Enagas	2,796	58
Ferrovial S.A.	7,314	64
Fomento de Construcciones y Contratas S.A.	701	23
Gamesa Corp. Tecnologica S.A.	3,145	39
Gas Natural SDG S.A.	3,795	70
Gestevision Telecinco S.A.	1,709	23
Grifols S.A.	2,267	34
Iberdrola Renovables S.A.	14,346	60
Iberdrola S.A.	62,690	505
Iberia Lineas Aereas de Espana S.A.*	8,139	25
Inditex S.A.	3,760	222
Indra Sistemas S.A.	1,753	36
Mapfre S.A.	12,461	45
Red Electrica Corp. S.A.	1,723	87
Repsol YPF S.A.	12,280	278
Sacyr Vallehermoso S.A.*	1,546	13
Telefonica S.A.	71,657	1,683
Zardoya Otis S.A.	2,515	46

		6,526

Sweden - 2.7%
Alfa Laval AB†	5,698	81
Assa Abloy AB, Class B	5,320	100
Atlas Copco AB, Class A	11,083	157
Atlas Copco AB, Class B	6,606	85
Electrolux AB, Class B*	4,043	86
Getinge AB, Class B†	3,428	79
Hennes & Mauritz AB, Class B	8,719	529
Holmen AB, Class B†	810	20
Husqvarna AB, Class B†*	6,980	45
Investor AB, Class B	7,418	132
Kinnevik Investment AB, Class B	3,804	62
Lundin Petroleum AB†*	3,476	26
Millicom International Cellular S.A.	1,283	109
Nordea Bank AB	55,072	538
Ratos AB, Class B	1,554	47
Sandvik AB	17,529	189
Scania AB, Class B†	5,756	81
Securitas AB, Class B†	5,341	58
Skandinaviska Enskilda Banken AB, Class A*	24,911	151
Skanska AB, Class B†	6,820	113
SKF AB, Class B†	6,618	105
SSAB AB, Class A†	3,058	51
SSAB AB, Class B	1,407	21
Svenska Cellulosa AB, Class B	9,663	143
Svenska Handelsbanken AB, Class A	8,403	229
Swedbank AB, Class A†*	10,446	100
Swedish Match AB	4,279	97
Tele2 AB, Class B	5,449	81
Telefonaktiebolaget LM Ericsson, Class B	50,988	510
TeliaSonera AB	37,404	259
Volvo AB, Class A	7,066	59
Volvo AB, Class B†	17,935	152

		4,495

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Switzerland - 8.2%
ABB Ltd. (Registered)*	37,452	$757
Actelion Ltd. (Registered)*	1,715	87
Adecco S.A. (Registered)†	1,988	99
Aryzta A.G.	1,080	41
Aryzta A.G. (Registered)*	308	12
Baloise Holding A.G.	844	73
BKW FMB Energie A.G.	223	16
Compagnie Financiere Richemont S.A., Class A (Bearer)	8,742	295
Credit Suisse Group A.G. (Registered)	19,107	851
GAM Holding Ltd.	3,156	34
Geberit A.G. (Registered)	627	107
Givaudan S.A. (Registered)	136	112
Holcim Ltd. (Registered)*	4,112	272
Julius Baer Group Ltd.	3,646	114
Kuehne & Nagel International A.G. (Registered)	925	84
Lindt & Spruengli A.G.	15	31
Lindt & Spruengli A.G. (Registered)†	2	47
Logitech International S.A. (Registered)†*	3,073	47
Lonza Group A.G. (Registered)	736	58
Nestle S.A. (Registered)	58,628	2,917
Nobel Biocare Holding A.G. (Registered)†	1,941	49
Novartis A.G. (Registered)	35,641	1,977
Pargesa Holding S.A. (Bearer)	483	38
Roche Holding A.G. (Genusschein)†	11,873	1,983
Schindler Holding A.G.	826	66
Schindler Holding A.G. (Registered)	364	29
SGS S.A. (Registered)†	89	119
Sonova Holding A.G. (Registered)	788	98
STMicroelectronics N.V.	11,104	96
Straumann Holding A.G. (Registered)†	132	32
Swatch Group (The) A.G. (Bearer)	539	150
Swatch Group (The) A.G. (Registered)	741	39
Swiss Life Holding A.G. (Registered)*	486	61
Swiss Reinsurance Co. Ltd. (Registered)	5,804	261
Swisscom A.G. (Registered)	382	131
Syngenta A.G. (Registered)	1,622	420
UBS A.G. (Registered)*	60,396	833
Xstrata PLC*	32,490	511
Zurich Financial Services A.G.	2,503	605

		13,552

United Kingdom - 18.7%
3i Group PLC	16,371	66
Admiral Group PLC	2,997	57
Amec PLC	5,613	67
Anglo American PLC*	22,288	813
Antofagasta PLC	6,691	90
Associated British Foods PLC	5,988	87
AstraZeneca PLC	24,482	1,078
Autonomy Corp. PLC*	3,659	85
Aviva PLC	45,928	274
BAE Systems PLC	59,394	339
Balfour Beatty PLC	11,133	47
Barclays PLC	193,351	926
BG Group PLC	56,956	994
BHP Billiton PLC	37,326	1,150
BP PLC	317,031	2,798
British Airways PLC*	10,653	34
British American Tobacco PLC	33,740	1,147
British Land Co. PLC	14,650	98
British Sky Broadcasting Group PLC	19,830	165
BT Group PLC	130,038	228
Bunzl PLC	6,004	62
Burberry Group PLC	7,303	70
Cable & Wireless PLC	45,536	95
Cairn Energy PLC*	24,148	123
Capita Group (The) PLC	10,116	110
Carnival PLC	2,776	105
Carphone Warehouse Group PLC	6,713	19
Centrica PLC	87,993	375
Cobham PLC	19,521	72
Compass Group PLC	31,248	232
Diageo PLC	42,456	690
Drax Group PLC	6,255	38
Eurasian Natural Resources Corp. PLC	4,087	64
FirstGroup PLC	7,393	40
Fresnillo PLC	3,235	37
G4S PLC	21,528	89
GlaxoSmithKline PLC	87,624	1,624
Hammerson PLC	12,625	74
Home Retail Group PLC	14,982	58
HSBC Holdings PLC	294,892	3,239
ICAP PLC	8,136	40
Imperial Tobacco Group PLC	17,324	541
Inmarsat PLC	7,389	83
Intercontinental Hotels Group PLC	4,367	61
International Power PLC	26,712	132

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
United Kingdom - 18.7% continued
Invensys PLC	13,916	$67
Investec PLC	6,499	44
J. Sainsbury PLC	21,172	107
Johnson Matthey PLC	3,632	88
Kazakhmys PLC*	3,658	75
Kingfisher PLC	38,539	126
Land Securities Group PLC	12,321	119
Legal & General Group PLC	95,315	112
Liberty International PLC	7,787	56
Lloyds Banking Group PLC*	649,899	522
London Stock Exchange Group PLC†	2,742	28
Lonmin PLC*	2,589	71
Man Group PLC	28,018	96
Marks & Spencer Group PLC	25,919	131
National Grid PLC	41,151	409
Next PLC	3,171	91
Old Mutual PLC*	92,046	159
Pearson PLC	14,005	196
Petrofac Ltd.	3,508	55
Prudential PLC	42,328	390
Randgold Resources Ltd.	1,455	105
Reckitt Benckiser Group PLC	10,282	541
Reed Elsevier PLC	19,911	150
Rexam PLC	14,726	63
Rio Tinto PLC†	23,201	1,201
Rolls-Royce Group PLC*	31,306	266
Royal Bank of Scotland Group PLC†*	277,365	160
RSA Insurance Group PLC	59,569	118
SABMiller PLC	16,157	424
Sage Group (The) PLC	22,358	81
Schroders PLC	2,062	38
Scottish & Southern Energy PLC	15,841	271
Segro PLC	11,427	56
Serco Group PLC	8,259	70
Severn Trent PLC	4,283	76
Smith & Nephew PLC	15,482	159
Smiths Group PLC	6,635	105
Standard Chartered PLC	34,353	820
Standard Life PLC	39,329	117
Tesco PLC	134,235	859
Thomas Cook Group PLC	14,609	53
Tomkins PLC	14,679	43
TUI Travel PLC	9,932	42
Tullow Oil PLC	14,729	267
Unilever PLC	21,815	640
United Utilities Group PLC	11,630	96
Vedanta Resources PLC†	2,296	89
Vodafone Group PLC	889,674	1,919
Whitbread PLC	2,966	64
WM Morrison Supermarkets PLC	34,963	159
Wolseley PLC*	4,781	113
WPP PLC	21,207	194

		30,917

United States - 0.1%
Synthes, Inc.	975	116

Total Common Stocks (Cost $170,074)(3)		163,265

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Bayerische Motoren Werke A.G.	891	27
Fresenius S.E.	1,376	96
Henkel A.G. & Co. KGaA†	2,929	151
Porsche Automobil Holding S.E.	1,490	75
RWE A.G.†	680	54
Volkswagen A.G.†	1,730	141

		544

Total Preferred Stocks (Cost $634)(3)		544

INVESTMENT COMPANIES - 7.9%
Northern Institutional Funds - Liquid Assets Portfolio (4)(5)	13,014,786	13,015

Total Investment Companies (Cost $13,015)		13,015

RIGHTS - 0.0%
Greece - 0.0%
Marfin Investment Group S.A.*	11,913	—

Total Rights (Cost $ % — )(3)		—

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Mauritius - 0.0%
Golden Agri-Resources Ltd., Exp. 7/23/12, Strike 0.54 Singapore Dollar*	2,970	$—

Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT- TERM INVESTMENTS - 1.7%
Societe General, Grand Cayman, Eurodollar Time Deposit,
0.13%, 3/1/10	$2,901	$2,901

Total Short-Term Investments (Cost $2,901)		2,901

Total Investments - 108.5% (Cost $186,624)		179,725

Liabilities less Other Assets - (8.5)%		(14,122)

NET ASSETS - 100.0%		$165,603

(1)	Principal amount is less than $500.
(2)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(3)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated portfolio.
(5)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$186,624

Gross tax appreciation of investments	$7,550
Gross tax depreciation of investments	(14,449)

Net tax depreciation of investments	$(6,899)

At February 28, 2010, the International Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
DJ Euro Stoxx (Euro)	22	$816	Long	3/10	$(2)
FTSE 100 Index (British Pound)	5	407	Long	3/10	9
SPI 200 (Australian Dollar)	1	103	Long	3/10	2
TOPIX Index (Japanese Yen)	4	401	Long	3/10	1

Total					$10

At February 28, 2010, the industry sectors for the International Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.7%
Consumer Staples	10.2
Energy	8.0
Financials	25.2
Health Care	8.5
Industrials	11.7
Information Technology	5.1
Materials	10.1
Telecommunication Services	5.7
Utilities	5.8

Total	100.0%

At February 28, 2010, the International Equity Index Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.3%
Japanese Yen	22.6
British Pound	21.2
Australian Dollar	8.5
Swiss Franc	8.0
All other currencies less than 5%	8.4

Total	100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

At February 28, 2010, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Australian Dollar	290	United States Dollar	260	3/3/10	$—
British Pound	394	United States Dollar	600	3/3/10	(1)
Euro	659	United States Dollar	900	3/3/10	2
Hong Kong Dollar	660	United States Dollar	85	3/3/10	—
Japanese Yen	55,985	United States Dollar	630	3/3/10	—
Swedish Krona	498	United States Dollar	70	3/3/10	—
Swiss Franc	198	United States Dollar	185	3/3/10	—
Australian Dollar	364	United States Dollar	320	3/17/10	(5)
Australian Dollar	204	United States Dollar	180	3/17/10	(2)
Australian Dollar	724	United States Dollar	670	3/17/10	22
British Pound	478	United States Dollar	770	3/17/10	42
British Pound	238	United States Dollar	380	3/17/10	17
British Pound	763	United States Dollar	1,225	3/17/10	62
Euro	1,114	United States Dollar	1,598	3/17/10	81
Euro	1,394	United States Dollar	1,998	3/17/10	101
Hong Kong Dollar	1,085	United States Dollar	140	3/17/10	—
Hong Kong Dollar	805	United States Dollar	104	3/17/10	—
Japanese Yen	82,424	United States Dollar	912	3/17/10	(16)
Japanese Yen	65,196	United States Dollar	710	3/17/10	(24)
Swiss Franc	94	United States Dollar	90	3/17/10	3
United States Dollar	792	Australian Dollar	878	3/17/10	(7)
United States Dollar	313	Australian Dollar	345	3/17/10	(5)
United States Dollar	270	Australian Dollar	298	3/17/10	(4)
United States Dollar	200	Australian Dollar	228	3/17/10	4
United States Dollar	610	British Pound	401	3/17/10	1
United States Dollar	953	British Pound	593	3/17/10	(49)
United States Dollar	1,677	British Pound	1,051	3/17/10	(74)
United States Dollar	2,557	Euro	1,789	3/17/10	(121)
United States Dollar	850	Euro	589	3/17/10	(48)
United States Dollar	1,482	Euro	1,034	3/17/10	(74)
United States Dollar	780	Euro	574	3/17/10	1
United States Dollar	240	Hong Kong Dollar	1,860	3/17/10	—
United States Dollar	451	Japanese Yen	39,799	3/17/10	(3)
United States Dollar	639	Japanese Yen	56,781	3/17/10	—
United States Dollar	2,085	Japanese Yen	189,831	3/17/10	52
United States Dollar	100	Swedish Krona	719	3/17/10	1
United States Dollar	227	Swiss Franc	244	3/17/10	—
United States Dollar	280	Swiss Franc	301	3/17/10	—

Total					$(44)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and /or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Portfolio utilized the following valuation techniques on Level 3 investments: The Portfolio valued certain securities using a quote from a third party provider.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued	FEBRUARY 28, 2010 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 28, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$15,635	$—	$15,635
Consumer Staples	—	16,592	—	16,592
Energy	—	13,120	—	13,120
Financials	—	41,389	2	41,391
Health Care	—	13,865	—	13,865
Industrials	—	19,108	—	19,108
Information Technology	—	8,331	—	8,331
Materials	—	16,514	—	16,514
Telecommunication Services	—	9,291	—	9,291
Utilities	—	9,418	—	9,418
Preferred Stocks	—	544	—	544
Investment Companies	13,015	—	—	13,015
Short-Term Investments	—	2,901	—	2,901

Total Investments	$13,015	$166,708	$2	$179,725

Other Financial Instruments*	$10	$(44)	$—	$(34)

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS	BALANCE AS OF 11/30/09 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 2/28/10 (000S)
Common Stocks
Financials	$—	$—	$2	$—	$—	$2
Warrants
Materials	1	—	—	(1)	—	—

Total	$1	$—	$2	$(1)	$—	$2

The amount of change in net unrealized gain on investments in Level 3 securities still held at February 28, 2010, was approximately $2,000.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO	FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%
Advertising - 0.1%
APAC Customer Services, Inc.*	1,486	$8
Harte-Hanks, Inc.†	2,255	27
inVentiv Health, Inc.*	1,965	29
Marchex, Inc., Class B†	1,300	6

		70

Aerospace/Defense - 1.3%
AAR Corp.*	2,312	52
Aerovironment, Inc.†*	823	20
Argon ST, Inc.†*	845	21
Astronics Corp.†*	529	5
Cubic Corp.	940	32
Curtiss-Wright Corp.	2,732	88
Ducommun, Inc.	601	10
Esterline Technologies Corp.*	1,786	73
GenCorp, Inc.†*	2,941	13
HEICO Corp.†	1,359	65
Herley Industries, Inc.†*	800	11
Kaman Corp.	1,532	37
LMI Aerospace, Inc.†*	500	6
Moog, Inc., Class A*	2,723	92
National Presto Industries, Inc.†	284	36
Orbital Sciences Corp.*	3,373	62
Teledyne Technologies, Inc.*	2,166	82
Triumph Group, Inc.	1,004	53

		758

Agriculture - 0.4%
AgFeed Industries, Inc.†*	1,714	7
Alico, Inc.†	217	6
Alliance One International, Inc.*	5,339	27
Andersons (The), Inc.	1,118	36
Cadiz, Inc.†*	867	10
Griffin Land & Nurseries, Inc.†	200	6
Star Scientific, Inc.†*	4,200	4
Tejon Ranch Co.†*	640	21
Universal Corp.†	1,521	81
Vector Group Ltd.†	2,296	33

		231

Airlines - 1.0%
AirTran Holdings, Inc.†*	8,004	39
Alaska Air Group, Inc.*	2,187	77
Allegiant Travel Co.†*	919	48
Hawaiian Holdings, Inc.*	3,199	25
JetBlue Airways Corp.†*	15,183	80
Republic Airways Holdings, Inc.†*	2,003	12
Skywest, Inc.	3,379	50
UAL Corp.†*	9,996	171
US Airways Group, Inc.†*	9,566	70

		572

Apparel - 1.7%
American Apparel, Inc.†*	1,900	5
Carter’s, Inc.*	3,391	97
Cherokee, Inc.†	423	7
Columbia Sportswear Co.†	695	32
CROCS, Inc.†*	4,951	35
Deckers Outdoor Corp.*	784	94
G-III Apparel Group Ltd.†*	759	16
Iconix Brand Group, Inc.†*	4,237	55
Jones Apparel Group, Inc.	5,094	86
K-Swiss, Inc., Class A†*	1,527	14
Maidenform Brands, Inc.*	1,194	21
Oxford Industries, Inc.†	798	16
Perry Ellis International, Inc.*	616	12
Quiksilver, Inc.†*	7,923	20
Skechers U.S.A., Inc., Class A*	1,975	61
Steven Madden Ltd.†*	924	39
Timberland (The) Co., Class A*	2,601	48
True Religion Apparel, Inc.†*	1,485	37
Under Armour, Inc., Class A†*	1,975	51
Unifi, Inc.*	2,900	11
Volcom, Inc.†*	1,115	18
Warnaco Group (The), Inc.*	2,747	115
Weyco Group, Inc.	404	9
Wolverine World Wide, Inc.	2,969	82

		981

Auto Manufacturers - 0.0%
Force Protection, Inc.*	4,281	23

Auto Parts & Equipment - 0.9%
American Axle & Manufacturing Holdings, Inc.†*	3,328	33
Amerigon, Inc.†*	1,242	12
ArvinMeritor, Inc.†*	4,385	51
ATC Technology Corp.*	1,169	26
China Automotive Systems, Inc.†*	319	6
Cooper Tire & Rubber Co.	3,511	62
Dana Holding Corp.*	8,314	94
Dorman Products, Inc.†*	661	12

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Auto Parts & Equipment - 0.9% continued
Exide Technologies†*	2,953	$17
Fuel Systems Solutions, Inc.†*	819	23
Miller Industries, Inc.†*	561	7
Modine Manufacturing Co.*	2,738	26
Spartan Motors, Inc.	1,996	11
Standard Motor Products, Inc.	1,137	9
Superior Industries International, Inc.	1,375	20
Tenneco, Inc.*	3,530	71
Titan International, Inc.†	2,181	18
Wonder Auto Technology, Inc.†*	1,109	11

		509

Banks - 6.2%
1st Source Corp.†	979	15
Alliance Financial Corp.†	229	6
American National Bankshares, Inc.†	400	8
Ameris Bancorp†	806	8
Ames National Corp.†	400	7
Arrow Financial Corp.†	534	13
Auburn National Bancorporation, Inc.†	111	2
Bancfirst Corp.	418	17
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,596	23
Bancorp Rhode Island, Inc.	204	6
Bancorp, Inc.*	1,147	8
Bank Mutual Corp.	2,697	17
Bank of Kentucky Financial Corp.†	165	3
Bank of Marin Bancorp†	312	10
Bank of the Ozarks, Inc.†	818	25
Banner Corp.†	897	2
Bar Harbor Bankshares†	154	4
Boston Private Financial Holdings, Inc.†	3,965	27
Bridge Bancorp, Inc.†	357	8
Bryn Mawr Bank Corp.†	400	7
Camden National Corp.	430	13
Capital City Bank Group, Inc.†	691	9
Cardinal Financial Corp.	1,829	18
Cass Information Systems, Inc.†	485	15
Cathay General Bancorp†	4,683	46
Center Bancorp, Inc.†	880	7
Centerstate Banks, Inc.	1,115	12
Central Pacific Financial Corp.†*	1,597	2
Century Bancorp, Inc., Class A	262	5
Chemical Financial Corp.	1,310	27
Citizens & Northern Corp.†	710	8
Citizens Holding Co.†	236	5
Citizens Republic Bancorp, Inc.*	24,141	17
City Holding Co.†	954	31
CNB Financial Corp.†	488	8
CoBiz Financial, Inc.†	1,760	10
Columbia Banking System, Inc.†	1,677	34
Community Bank System, Inc.	1,948	44
Community Trust Bancorp, Inc.†	866	22
CVB Financial Corp.†	5,075	47
Eagle Bancorp, Inc.†*	1,044	12
East West Bancorp, Inc.†	6,595	116
Enterprise Bancorp, Inc.†	266	3
Enterprise Financial Services Corp.†	859	7
Farmers Capital Bank Corp.†	400	3
Financial Institutions, Inc.	636	8
First Bancorp†	789	11
First BanCorp Puerto Rico†	4,789	10
First Bancorp, Inc.†	500	7
First Busey Corp.†	2,898	11
First California Financial Group, Inc.†*	292	1
First Commonwealth Financial Corp.	5,254	29
First Community Bancshares, Inc.	812	9
First Financial Bancorp†	3,449	64
First Financial Bankshares, Inc.†	1,275	67
First Financial Corp.†	693	18
First Financial Service Corp.†	218	2
First Merchants Corp.†	1,238	7
First Midwest Bancorp, Inc.	4,400	60
First of Long Island (The) Corp.	304	8
First South Bancorp, Inc.†	620	7
FirstMerit Corp.	4,988	105
FNB Corp.†	6,800	52
German American Bancorp, Inc.†	753	12
Glacier Bancorp, Inc.†	3,675	53
Great Southern Bancorp, Inc.†	587	13
Guaranty Bancorp*	2,900	4
Hampton Roads Bankshares, Inc.†	1,054	2
Hancock Holding Co.†	1,711	69
Harleysville National Corp.†	2,425	16
Heartland Financial USA, Inc.†	718	10
Heritage Financial Corp.*	514	8
Home Bancshares, Inc.	1,051	26
IBERIABANK Corp.	1,239	71
Independent Bank Corp.	1,242	31
See Notes to the Financial Statements.

EQUITY PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Banks - 6.2% continued
International Bancshares Corp.†	3,133	$66
Lakeland Bancorp, Inc.†	1,460	11
Lakeland Financial Corp.	943	17
MainSource Financial Group, Inc.†	1,156	7
MB Financial, Inc.	2,996	61
Merchants Bancshares, Inc.†	263	6
Metro Bancorp, Inc.†*	460	6
Midsouth Bancorp, Inc.†	250	4
Nara Bancorp, Inc.*	2,030	18
National Bankshares, Inc.†	345	9
National Penn Bancshares, Inc.†	7,506	52
NBT Bancorp, Inc.	2,051	44
Northrim BanCorp, Inc.	353	6
Norwood Financial Corp.†	94	2
Ohio Valley Banc Corp.†	222	5
Old National Bancorp†	5,242	60
Old Point Financial Corp.†	91	1
Old Second Bancorp, Inc.†	730	5
Oriental Financial Group, Inc.	1,498	17
Orrstown Financial Services, Inc.†	295	10
Pacific Capital Bancorp N.A.†	2,649	3
Pacific Continental Corp.	1,162	12
PacWest Bancorp†	1,576	32
Park National Corp.†	663	35
Peapack Gladstone Financial Corp.†	543	7
Penns Woods Bancorp, Inc.†	86	3
Peoples Bancorp, Inc.†	609	9
Peoples Financial Corp.†	293	5
Pinnacle Financial Partners, Inc.†*	1,923	29
Porter Bancorp, Inc.†	131	1
Premierwest Bancorp†*	1,155	1
PrivateBancorp, Inc.	3,134	41
Prosperity Bancshares, Inc.†	2,794	117
Renasant Corp.†	1,220	19
Republic Bancorp, Inc., Class A†	548	9
Republic First Bancorp, Inc.*	377	2
S&T Bancorp, Inc.†	1,366	24
Sandy Spring Bancorp, Inc.	974	14
Santander BanCorp*	271	3
SCBT Financial Corp.	772	28
Shore Bancshares, Inc.†	500	6
Sierra Bancorp†	464	5
Signature Bank*	2,454	91
Simmons First National Corp., Class A	1,018	27
Smithtown Bancorp, Inc.†	854	4
South Financial Group (The), Inc.	13,216	8
Southside Bancshares, Inc.	773	15
Southwest Bancorp, Inc.	1,084	8
State Bancorp, Inc.†	800	6
StellarOne Corp.	1,287	15
Sterling Bancorp	1,042	9
Sterling Bancshares, Inc.†	5,078	24
Sterling Financial Corp.†*	3,022	2
Suffolk Bancorp†	597	17
Sun Bancorp, Inc.†*	891	3
Susquehanna Bancshares, Inc.†	5,079	42
SVB Financial Group†*	2,462	110
SY Bancorp, Inc.†	728	16
Texas Capital Bancshares, Inc.*	2,056	35
Tompkins Financial Corp.†	534	19
Tower Bancorp, Inc.†	301	8
TowneBank†	1,241	15
Trico Bancshares	842	15
TrustCo Bank Corp. NY†	4,401	27
Trustmark Corp.	3,852	88
UMB Financial Corp.	1,963	75
Umpqua Holdings Corp.†	5,695	71
Union First Market Bankshares Corp.	1,075	13
United Bankshares, Inc.†	2,274	56
United Community Banks, Inc.†*	5,022	21
United Security Bancshares†	339	5
Univest Corp. of Pennsylvania	947	16
Washington Banking Co.†	987	12
Washington Trust Bancorp, Inc.†	789	13
Webster Financial Corp.†	4,066	65
WesBanco, Inc.	1,442	22
West Bancorporation, Inc.†	1,000	5
Westamerica Bancorporation†	1,784	98
Western Alliance Bancorp†*	2,839	16
Wilber Corp.†	300	2
Wilshire Bancorp, Inc.†	1,344	13
Wintrust Financial Corp.†	1,426	49
Yadkin Valley Financial Corp.†	900	3

		3,499

Beverages - 0.2%
Boston Beer Co., Inc., Class A†*	517	24
Coca-Cola Bottling Co. Consolidated	265	15
Diedrich Coffee, Inc.†*	167	6

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    21    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Beverages - 0.2% continued
Farmer Bros. Co.†	400	$7
Heckmann Corp.*	5,390	32
National Beverage Corp.†	620	7
Peet’s Coffee & Tea, Inc.†*	660	24

		115

Biotechnology - 2.7%
Acorda Therapeutics, Inc.†*	2,259	68
Affymax, Inc.*	1,040	19
Alnylam Pharmaceuticals, Inc.†*	2,124	37
AMAG Pharmaceuticals, Inc.†*	1,253	48
American Oriental Bioengineering, Inc.†*	3,814	16
Arena Pharmaceuticals, Inc.†*	5,622	17
Ariad Pharmaceuticals, Inc.†*	6,290	16
Arqule, Inc.*	2,450	8
ARYx Therapeutics, Inc.†*	1,206	1
BioCryst Pharmaceuticals, Inc.†*	1,405	9
Cambrex Corp.*	1,987	8
Cardium Therapeutics, Inc.†*	2,211	1
Celera Corp.†*	4,824	29
Cell Therapeutics, Inc.†*	34,158	23
Celldex Therapeutics, Inc.†*	1,511	8
Chelsea Therapeutics International, Inc.†*	1,383	4
Clinical Data, Inc.†*	808	15
Cubist Pharmaceuticals, Inc.*	3,445	72
Curis, Inc.†*	3,761	11
Cytokinetics, Inc.†*	3,087	9
Discovery Laboratories, Inc.*	6,982	4
Emergent Biosolutions, Inc.†*	1,019	15
Enzo Biochem, Inc.*	1,919	10
Enzon Pharmaceuticals, Inc.†*	2,627	24
Exelixis, Inc.*	6,302	41
Facet Biotech Corp.†*	1,458	24
Geron Corp.†*	5,216	29
GTx, Inc.†*	1,100	4
Halozyme Therapeutics, Inc.†*	3,925	21
Harvard Bioscience, Inc.*	1,375	5
Human Genome Sciences, Inc.†*	10,943	308
Idera Pharmaceuticals, Inc.†*	1,587	8
Immunogen, Inc.†*	3,299	22
Immunomedics, Inc.†*	3,838	15
Incyte Corp. Ltd.†*	5,185	55
Insmed, Inc.*	7,720	8
InterMune, Inc.†*	2,656	37
Lexicon Pharmaceuticals, Inc.*	6,244	11
Ligand Pharmaceuticals, Inc., Class B†*	6,761	12
Martek Biosciences Corp.†*	1,958	39
Maxygen, Inc.†*	1,482	8
Medicines (The) Co.†*	3,239	25
Micromet, Inc.†*	3,445	26
Molecular Insight Pharmaceuticals, Inc.†*	1,000	1
Momenta Pharmaceuticals, Inc.†*	2,289	34
Nanosphere, Inc.†*	700	2
Novavax, Inc.†*	4,598	10
NPS Pharmaceuticals, Inc.†*	2,808	9
Omeros Corp.†*	668	4
OncoGenex Pharmaceutical, Inc.†*	254	4
PDL BioPharma, Inc.†	7,162	50
Protalix BioTherapeutics, Inc.†*	2,027	14
Regeneron Pharmaceuticals, Inc.†*	3,768	92
Repligen Corp.†*	2,187	7
RTI Biologics, Inc.*	3,209	12
Sangamo BioSciences, Inc.†*	2,758	14
Seattle Genetics, Inc.†*	4,943	50
Sequenom, Inc.†*	3,780	24
StemCells, Inc.†*	7,651	9
SuperGen, Inc.†*	3,404	9
Vical, Inc.†*	2,893	10
Zymogenetics, Inc.†*	2,426	13

		1,538

Building Materials - 0.8%
AAON, Inc.†	722	15
Apogee Enterprises, Inc.†	1,727	25
Broadwind Energy, Inc.†*	1,866	9
Builders FirstSource, Inc.*	2,631	8
Comfort Systems USA, Inc.	2,241	26
Drew Industries, Inc.*	1,089	25
Gibraltar Industries, Inc.*	1,574	18
Interline Brands, Inc.†*	1,943	35
Louisiana-Pacific Corp.†*	7,464	57
LSI Industries, Inc.	1,292	8
NCI Building Systems, Inc.*	5,517	11
Quanex Building Products Corp.†	2,264	35
Simpson Manufacturing Co., Inc.†	2,290	56
Texas Industries, Inc.†	1,403	50
Trex Co., Inc.†*	908	18
U.S. Concrete, Inc.†*	2,000	1
Universal Forest Products, Inc.†	1,133	40

		437

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    22    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Chemicals - 2.0%
A. Schulman, Inc.	1,367	$32
Aceto Corp.	1,151	6
American Vanguard Corp.†	1,152	7
Arch Chemicals, Inc.	1,492	46
Balchem Corp.	1,635	36
China Green Agriculture, Inc.†*	599	9
Ferro Corp.†*	5,110	42
H.B. Fuller Co.	2,931	62
Hawkins, Inc.†	500	10
ICO, Inc.†	1,774	14
Innophos Holdings, Inc.	1,070	25
Innospec, Inc.†	1,365	15
Landec Corp.*	1,523	9
Minerals Technologies, Inc.	1,127	55
NewMarket Corp.	610	54
Olin Corp.	4,681	82
OM Group, Inc.*	1,831	63
Omnova Solutions, Inc.*	2,592	16
PolyOne Corp.*	5,474	43
Quaker Chemical Corp.	632	13
Rockwood Holdings, Inc.*	2,949	71
Sensient Technologies Corp.	2,963	78
ShengdaTech, Inc.†*	1,700	11
Solutia, Inc.*	7,113	100
Spartech Corp.*	1,767	18
Stepan Co.†	433	21
Symyx Technologies, Inc.*	2,013	9
W.R. Grace & Co.*	4,320	125
Westlake Chemical Corp.†	1,190	24
Zep, Inc.	1,282	28
Zoltek Cos., Inc.†*	1,725	15

		1,139

Coal - 0.3%
Cloud Peak Energy, Inc.†*	1,870	28
International Coal Group, Inc.†*	5,659	25
James River Coal Co.*	1,617	26
Patriot Coal Corp.†*	4,396	73
Westmoreland Coal Co.*	724	8

		160

Commercial Services - 6.1%
ABM Industries, Inc.†	2,770	57
Administaff, Inc.	1,226	22
Advance America Cash Advance Centers, Inc.†	2,708	17
Advisory Board (The) Co.*	896	28
Albany Molecular Research, Inc.*	1,374	12
American Caresource Holdings, Inc.†*	547	1
American Public Education, Inc.†*	1,068	46
American Reprographics Co.*	2,250	16
AMN Healthcare Services, Inc.*	1,926	18
Arbitron, Inc.†	1,567	34
Asset Acceptance Capital Corp.†*	868	5
Avis Budget Group, Inc.†*	6,071	64
Barrett Business Services, Inc.	420	5
Bridgepoint Education, Inc.†*	869	15
Capella Education Co.†*	877	73
Cardtronics, Inc.†*	800	8
CBIZ, Inc.†*	2,579	16
CDI Corp.†	818	12
Cenveo, Inc.*	3,186	24
Chemed Corp.	1,358	73
ChinaCast Education Corp.†*	2,065	15
Coinstar, Inc.†*	1,819	54
Consolidated Graphics, Inc.*	592	26
Corinthian Colleges, Inc.†*	4,792	78
Cornell Cos., Inc.†*	641	12
Corporate Executive Board (The) Co.†	2,033	47
Corvel Corp.*	423	14
CoStar Group, Inc.†*	1,188	47
CPI Corp.†	289	4
CRA International, Inc.*	644	17
Cross Country Healthcare, Inc.*	1,829	18
Deluxe Corp.	3,026	54
DHT Holdings, Inc.†	2,933	10
Diamond Management & Technology Consultants, Inc.†	1,625	12
Dollar Financial Corp.*	1,419	32
Dollar Thrifty Automotive Group, Inc.†*	1,703	51
DynCorp International, Inc., Class A*	1,532	17
Electro Rent Corp.	1,170	14
Emergency Medical Services Corp., Class A*	1,743	91
Euronet Worldwide, Inc.*	2,941	53
ExlService Holdings, Inc.†*	862	15
Forrester Research, Inc.*	921	28
Franklin Covey Co.†*	721	4
Gartner, Inc.†*	4,012	95
Geo Group (The), Inc.*	3,097	61
Global Cash Access Holdings, Inc.*	2,214	17

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    23    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Commercial Services - 6.1% continued
Grand Canyon Education, Inc.†*	983	$21
Great Lakes Dredge & Dock Corp.	2,335	11
H&E Equipment Services, Inc.†*	1,621	16
Hackett Group (The), Inc.†*	2,300	6
Healthcare Services Group, Inc.	2,603	57
Heartland Payment Systems, Inc.	2,210	34
Heidrick & Struggles International, Inc.	995	27
Hill International, Inc.*	1,425	8
HMS Holdings Corp.*	1,571	72
Huron Consulting Group, Inc.*	1,317	31
ICF International, Inc.*	516	12
Information Services Group, Inc.†*	1,317	4
Jackson Hewitt Tax Service, Inc.†*	1,791	4
K12, Inc.†*	1,454	29
Kelly Services, Inc., Class A*	1,562	25
Kendle International, Inc.†*	928	16
Kenexa Corp.*	1,346	13
Kforce, Inc.*	1,649	22
Korn/Ferry International*	2,651	45
Landauer, Inc.†	554	34
Learning Tree International, Inc.†*	500	6
Lincoln Educational Services Corp.*	610	14
Live Nation Entertainment, Inc.*	8,297	108
Mac-Gray Corp.†	665	7
MAXIMUS, Inc.	1,070	62
McGrath Rentcorp†	1,402	34
Medifast, Inc.†*	780	16
MedQuist, Inc.†	491	4
Midas, Inc.†*	796	7
MoneyGram International, Inc.*	4,802	13
Monro Muffler Brake, Inc.	979	34
Multi-Color Corp.	650	8
National Research Corp.†	100	2
Navigant Consulting, Inc.*	2,953	34
Net 1 UEPS Technologies, Inc.*	1,865	33
Nobel Learning Communities, Inc.†*	202	2
Odyssey Marine Exploration, Inc.†*	4,318	5
On Assignment, Inc.*	2,280	15
Parexel International Corp.*	3,417	69
PHH Corp.†*	3,269	61
Pre-Paid Legal Services, Inc.†*	438	18
Princeton Review, Inc.†*	797	3
Providence Service (The) Corp.*	694	8
QC Holdings, Inc.	148	1
Rent-A-Center, Inc.*	3,955	88
Resources Connection, Inc.*	2,710	46
Rewards Network, Inc.†	357	5
Riskmetrics Group, Inc.*	1,362	25
Rollins, Inc.	2,656	56
RSC Holdings, Inc.†*	2,937	21
Sotheby’s†	3,994	97
Spherion Corp.*	3,070	24
Standard Parking Corp.*	435	7
StarTek, Inc.†*	678	4
Steiner Leisure Ltd.*	850	37
Stewart Enterprises, Inc., Class A†	4,788	23
SuccessFactors, Inc.†*	2,743	50
Team, Inc.†*	1,115	20
TeleTech Holdings, Inc.*	1,930	34
TNS, Inc.*	1,487	35
Towers Watson & Co.	2,561	113
Transcend Services, Inc.†*	445	9
Tree.com, Inc.†*	359	3
TrueBlue, Inc.*	2,589	34
United Rentals, Inc.†*	3,535	27
Universal Technical Institute, Inc.*	1,200	30
Valassis Communications, Inc.*	2,855	73
Viad Corp.†	1,198	23
Volt Information Sciences, Inc.*	684	7
Wright Express Corp.*	2,307	65

		3,439

Computers - 2.4%
3D Systems Corp.†*	1,013	14
3PAR, Inc.†*	1,703	16
Agilysys, Inc.†	1,012	11
CACI International, Inc., Class A*	1,826	90
CIBER, Inc.*	4,027	15
Cogo Group, Inc.*	1,477	10
Compellent Technologies, Inc.*	993	15
Computer Task Group, Inc.†*	1,083	8
COMSYS IT Partners, Inc.†*	900	16
Cray, Inc.*	2,030	11
Dynamics Research Corp.*	478	5
Echelon Corp.†*	1,940	16
Electronics for Imaging, Inc.*	2,939	35
eLoyalty Corp.†*	357	2
Fortinet, Inc.†*	782	13
iGate Corp.†	1,324	12

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    24    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Computers - 2.4% continued
Imation Corp.*	1,700	$16
Immersion Corp.†*	1,600	7
Insight Enterprises, Inc.*	2,658	34
Integral Systems, Inc.†*	1,203	10
Isilon Systems, Inc.*	1,692	13
Jack Henry & Associates, Inc.	5,041	114
LivePerson, Inc.*	2,417	17
Manhattan Associates, Inc.†*	1,396	35
Maxwell Technologies, Inc.†*	1,301	18
Mentor Graphics Corp.*	5,601	47
Mercury Computer Systems, Inc.*	1,341	16
MTS Systems Corp.	1,026	28
NCI, Inc., Class A*	400	11
Ness Technologies, Inc.*	2,207	13
Netezza Corp.†*	2,761	25
Netscout Systems, Inc.*	1,545	23
Palm, Inc.†*	9,893	60
PAR Technology Corp.†*	439	3
Quantum Corp.*	12,427	31
Radiant Systems, Inc.*	1,619	18
Radisys Corp.†*	1,376	11
Rimage Corp.*	526	8
Riverbed Technology, Inc.†*	3,271	89
Silicon Graphics International Corp.†*	1,723	19
Silicon Storage Technology, Inc.*	5,152	16
Smart Modular Technologies WWH, Inc.*	2,225	14
SRA International, Inc., Class A*	2,483	47
STEC, Inc.†*	1,518	16
Stratasys, Inc.†*	1,163	31
Super Micro Computer, Inc.*	1,368	21
SYKES Enterprises, Inc.*	2,287	54
Synaptics, Inc.†*	2,051	55
Syntel, Inc.†	771	26
Tier Technologies, Inc., Class B*	1,006	7
Unisys Corp.*	2,523	88
Virtusa Corp.*	748	7

		1,337

Cosmetics/Personal Care - 0.4%
Bare Escentuals, Inc.†*	3,946	72
Chattem, Inc.†*	1,162	109
Elizabeth Arden, Inc.*	1,403	25
Inter Parfums, Inc.†	914	12
Revlon, Inc., Class A†*	1,232	19

		237

Distribution/Wholesale - 1.2%
Beacon Roofing Supply, Inc.†*	2,662	46
BlueLinx Holdings, Inc.†*	614	2
BMP Sunstone Corp.†*	1,896	10
Brightpoint, Inc.*	3,106	22
Chindex International, Inc.*	782	9
Core-Mark Holding Co., Inc.†*	572	18
FGX International Holdings Ltd.*	854	17
Fossil, Inc.†*	2,812	102
Houston Wire & Cable Co.†	1,038	13
MWI Veterinary Supply, Inc.†*	637	26
Owens & Minor, Inc.	2,504	112
Pool Corp.†	2,881	58
Rentrak Corp.†*	548	10
Scansource, Inc.*	1,594	41
School Specialty, Inc.*	1,082	23
Titan Machinery, Inc.†*	818	10
United Stationers, Inc.*	1,435	82
Watsco, Inc.	1,604	93

		694

Diversified Financial Services - 2.0%
Artio Global Investors, Inc.	1,624	40
BGC Partners, Inc., Class A	2,742	14
Broadpoint Gleacher Securities, Inc.†*	2,985	12
Calamos Asset Management, Inc., Class A	1,209	16
California First National Bancorp†	77	1
Cityscape Financial Corp.(1) *	2,500	—
Cohen & Steers, Inc.†	1,017	22
CompuCredit Holdings Corp.†	922	3
Cowen Group, Inc., Class A*	935	5
Credit Acceptance Corp.†*	375	15
Diamond Hill Investment Group, Inc.†	156	10
Doral Financial Corp.†*	400	1
Duff & Phelps Corp., Class A	1,002	17
E*Trade Financial Corp.*	94,259	152
Encore Capital Group, Inc.†*	800	14
Epoch Holding Corp.	723	7
Evercore Partners, Inc., Class A†	846	26
FBR Capital Markets Corp.*	1,124	6
First Marblehead (The) Corp.†*	3,800	9
GAMCO Investors, Inc., Class A	442	19

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    25    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Diversified Financial Services - 2.0% continued
GFI Group, Inc.	3,995	$22
International Assets Holding Corp.†*	781	12
JMP Group, Inc.	835	6
KBW, Inc.†*	2,080	49
Knight Capital Group, Inc., Class A†*	5,588	90
LaBranche & Co., Inc.†*	3,265	15
MarketAxess Holdings, Inc.	1,890	28
MF Global Holdings Ltd.†*	5,729	40
National Financial Partners Corp.*	2,535	29
Nelnet, Inc., Class A	1,191	19
NewStar Financial, Inc.*	1,852	12
Ocwen Financial Corp.*	3,426	37
Oppenheimer Holdings, Inc., Class A†	556	14
optionsXpress Holdings, Inc.	2,513	40
Penson Worldwide, Inc.†*	1,217	11
Piper Jaffray Cos.*	1,173	51
Portfolio Recovery Associates, Inc.†*	1,012	54
Pzena Investment Management, Inc., Class A†*	400	2
Sanders Morris Harris Group, Inc.	1,403	7
Stifel Financial Corp.†*	1,807	99
SWS Group, Inc.	1,649	20
Thomas Weisel Partners Group, Inc.†*	1,197	5
TradeStation Group, Inc.*	1,965	14
US Global Investors, Inc., Class A†	862	8
Virtus Investment Partners, Inc.†*	366	8
Westwood Holdings Group, Inc.	331	13
World Acceptance Corp.†*	951	40

		1,134

Electric - 1.7%
Allete, Inc.	1,760	55
Avista Corp.	3,320	68
Black Hills Corp.†	2,312	65
Central Vermont Public Service Corp.†	479	9
CH Energy Group, Inc.†	935	37
Cleco Corp.	3,657	92
El Paso Electric Co.*	2,682	54
Empire District Electric (The) Co.†	2,133	38
EnerNOC, Inc.†*	824	22
IDACORP, Inc.	2,886	95
MGE Energy, Inc.†	1,374	46
NorthWestern Corp.	2,164	54
Otter Tail Corp.†	2,104	42
Pike Electric Corp.*	1,000	9
PNM Resources, Inc.	5,165	63
PNM Resources, Inc. - Fractional Shares (1) *	50,000	—
Portland General Electric Co.	4,550	82
UIL Holdings Corp.†	1,744	48
Unisource Energy Corp.	2,133	62
Unitil Corp.†	687	15
US Geothermal, Inc.†*	3,500	4

		960

Electrical Components & Equipment - 1.0%
Advanced Battery Technologies, Inc.†*	3,511	14
Advanced Energy Industries, Inc.*	1,971	29
American Superconductor Corp.†*	2,585	72
Belden, Inc.	2,764	59
China BAK Battery, Inc.†*	2,900	7
Encore Wire Corp.†	1,126	23
Ener1, Inc.†*	3,170	13
Energy Conversion Devices, Inc.†*	2,685	19
EnerSys*	2,455	56
Evergreen Solar, Inc.†*	11,512	13
Fushi Copperweld, Inc.*	920	8
GrafTech International Ltd.*	7,163	89
Graham Corp.	589	9
Harbin Electric, Inc.†*	943	18
Insteel Industries, Inc.†	1,154	12
Lihua International, Inc.*	191	2
Littelfuse, Inc.*	1,271	45
NIVS IntelliMedia Technology Group, Inc.†*	775	3
Orion Energy Systems, Inc.†*	970	5
Powell Industries, Inc.*	483	14
Power-One, Inc.†*	4,472	17
PowerSecure International, Inc.†*	1,177	9
SatCon Technology Corp.†*	4,235	10
SmartHeat, Inc.†*	621	7
Ultralife Corp.*	700	3
Universal Display Corp.†*	1,735	18
Valence Technology, Inc.†*	3,000	3
Vicor Corp.†*	1,309	12

		589

Electronics - 2.5%
American Science & Engineering, Inc.†	537	40
Analogic Corp.	746	31
Badger Meter, Inc.†	868	31

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    26    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Electronics - 2.5% continued
Bel Fuse, Inc., Class B†	657	$15
Benchmark Electronics, Inc.*	3,927	78
Brady Corp., Class A	2,884	81
Checkpoint Systems, Inc.*	2,323	48
China Security & Surveillance Technology, Inc.†*	2,707	19
Cogent, Inc.†*	2,640	26
Coherent, Inc.*	1,279	41
CTS Corp.	1,981	16
Cymer, Inc.*	1,804	56
Daktronics, Inc.†	2,014	15
DDi Corp.†*	775	4
Dionex Corp.†*	1,068	73
Electro Scientific Industries, Inc.†*	1,607	20
FARO Technologies, Inc.*	990	24
FEI Co.†*	2,244	48
ICx Technologies, Inc.†*	700	4
II-VI, Inc.*	1,477	41
L-1 Identity Solutions, Inc.*	4,383	37
LaBarge, Inc.*	866	10
Measurement Specialties, Inc.†*	900	13
MEMSIC, Inc.†*	829	3
Methode Electronics, Inc.	2,237	28
Microvision, Inc.†*	5,570	12
Multi-Fineline Electronix, Inc.*	585	13
Newport Corp.*	2,275	24
NVE Corp.†*	300	13
OSI Systems, Inc.†*	920	28
Park Electrochemical Corp.	1,214	33
Plexus Corp.*	2,368	82
RAE Systems, Inc.*	2,247	2
Rofin-Sinar Technologies, Inc.*	1,699	35
Rogers Corp.*	970	27
Spectrum Control, Inc.†*	718	8
SRS Labs, Inc.†*	630	5
Stoneridge, Inc.*	900	7
Taser International, Inc.†*	3,515	27
Technitrol, Inc.	2,445	11
TTM Technologies, Inc.†*	2,575	22
Varian, Inc.†*	1,735	90
Watts Water Technologies, Inc., Class A	1,751	51
Woodward Governor Co.	3,597	103
X-Rite, Inc.†*	1,391	4
Zygo Corp.†*	743	7

		1,406

Energy - Alternate Sources - 0.2%
Ascent Solar Technologies, Inc.†*	1,283	5
Clean Energy Fuels Corp.†*	2,132	39
Comverge, Inc.†*	1,376	13
Evergreen Energy, Inc.*	7,026	2
FuelCell Energy, Inc.†*	4,584	13
Green Plains Renewable Energy, Inc.†*	520	9
Headwaters, Inc.*	3,734	19
Rex Stores Corp.†*	500	9
Syntroleum Corp.†*	3,688	8

		117

Engineering & Construction - 0.8%
Argan, Inc.†*	422	7
Dycom Industries, Inc.*	2,400	22
EMCOR Group, Inc.*	3,936	91
ENGlobal Corp.*	1,201	3
Exponent, Inc.*	802	21
Granite Construction, Inc.†	2,050	57
Insituform Technologies, Inc., Class A†*	2,331	57
Integrated Electrical Services, Inc.†*	400	2
Layne Christensen Co.*	1,131	31
Michael Baker Corp.*	465	16
Mistras Group, Inc.†*	639	9
MYR Group, Inc.†*	1,065	17
Orion Marine Group, Inc.*	1,609	28
Stanley, Inc.*	713	18
Sterling Construction Co., Inc.*	770	15
Tutor Perini Corp.†*	1,516	30
VSE Corp.†	247	10

		434

Entertainment - 0.7%
Ascent Media Corp., Class A*	839	22
Bally Technologies, Inc.†*	3,265	135
Bluegreen Corp.†*	800	2
Carmike Cinemas, Inc.†*	632	6
Churchill Downs, Inc.†	593	21
Cinemark Holdings, Inc.	1,967	32
Dover Downs Gaming & Entertainment, Inc.†	817	3
Great Wolf Resorts, Inc.†*	1,490	4
Isle of Capri Casinos, Inc.†*	963	7

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    27    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Entertainment - 0.7% continued
Lakes Entertainment, Inc.*	1,036	$2
National CineMedia, Inc.	2,487	40
Pinnacle Entertainment, Inc.†*	3,540	26
Reading International, Inc., Class A†*	951	4
Shuffle Master, Inc.*	3,142	26
Speedway Motorsports, Inc.†	757	13
Vail Resorts, Inc.†*	1,763	63
Youbet.com, Inc.†*	1,732	5

		411

Environmental Control - 0.7%
Calgon Carbon Corp.†*	3,261	51
Clean Harbors, Inc.*	1,302	74
Darling International, Inc.*	4,826	39
Energy Recovery, Inc.†*	2,003	13
EnergySolutions, Inc.	4,472	27
Fuel Tech, Inc.†*	1,085	7
Heritage-Crystal Clean, Inc.†*	113	1
Metalico, Inc.†*	2,010	11
Met-Pro Corp.†	846	8
Mine Safety Appliances Co.†	1,586	40
Perma-Fix Environmental Services†*	3,141	6
Tetra Tech, Inc.*	3,639	76
US Ecology, Inc.	1,074	16
Waste Services, Inc.†*	1,189	12

		381

Food - 1.8%
American Dairy, Inc.†*	588	13
American Italian Pasta Co., Class A†*	1,241	48
Arden Group, Inc., Class A	67	7
B&G Foods, Inc., Class A	1,743	16
Calavo Growers, Inc.†	591	10
Cal-Maine Foods, Inc.†	795	26
Chiquita Brands International, Inc.*	2,634	38
Diamond Foods, Inc.†	952	33
Dole Food Co., Inc.†*	2,116	25
Fresh Del Monte Produce, Inc.*	2,437	47
Great Atlantic & Pacific Tea Co.†*	2,089	15
Hain Celestial Group (The), Inc.†*	2,431	39
HQ Sustainable Maritime Industries, Inc.*	780	6
Imperial Sugar Co.	705	11
Ingles Markets, Inc., Class A†	739	10
J & J Snack Foods Corp.	839	36
Lancaster Colony Corp.†	1,178	68
Lance, Inc.	1,635	35
Lifeway Foods, Inc.†*	300	4
M & F Worldwide Corp.*	631	20
Nash Finch Co.	743	26
Overhill Farms, Inc.†*	899	5
Ruddick Corp.†	2,618	77
Sanderson Farms, Inc.	1,235	61
Seaboard Corp.†	20	25
Seneca Foods Corp., Class A†*	567	15
Smart Balance, Inc.*	3,648	18
Spartan Stores, Inc.	1,379	19
Tootsie Roll Industries, Inc.†	1,453	40
TreeHouse Foods, Inc.†*	1,884	81
United Natural Foods, Inc.*	2,586	76
Village Super Market, Class A†	400	10
Weis Markets, Inc.†	658	23
Winn-Dixie Stores, Inc.†*	3,203	35
Zhongpin, Inc.†*	1,467	18

		1,036

Forest Products & Paper - 0.8%
Boise, Inc.*	1,934	9
Buckeye Technologies, Inc.*	2,248	25
Clearwater Paper Corp.†*	670	32
Deltic Timber Corp.†	621	28
Domtar Corp.†*	2,484	130
Glatfelter	2,719	37
KapStone Paper and Packaging Corp.*	2,035	19
Neenah Paper, Inc.	943	13
Orchids Paper Products Co.†*	374	6
Potlatch Corp.†	2,382	79
Schweitzer-Mauduit International, Inc.	1,057	48
Wausau Paper Corp.*	2,557	22

		448

Gas - 1.2%
Chesapeake Utilities Corp.†	593	18
Laclede Group (The), Inc.	1,311	43
New Jersey Resources Corp.	2,564	93
Nicor, Inc.	2,734	114
Northwest Natural Gas Co.†	1,606	71
Piedmont Natural Gas Co., Inc.†	4,438	114
South Jersey Industries, Inc.†	1,807	72
Southwest Gas Corp.†	2,667	76

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    28    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Gas - 1.2% continued
WGL Holdings, Inc.†	3,064	$101

		702

Hand/Machine Tools - 0.5%
Baldor Electric Co.†	2,767	87
Franklin Electric Co., Inc.	1,359	39
K-Tron International, Inc.*	149	22
Regal-Beloit Corp.	2,142	121

		269

Healthcare - Products - 4.1%
Abaxis, Inc.*	1,274	32
ABIOMED, Inc.†*	1,961	20
Accuray, Inc.*	2,350	16
Affymetrix, Inc.†*	4,117	30
AGA Medical Holdings, Inc.†*	875	12
Align Technology, Inc.*	3,469	63
Alphatec Holdings, Inc.*	1,975	10
American Medical Systems Holdings, Inc.†*	4,415	80
Angiodynamics, Inc.*	1,446	24
Atrion Corp.†	89	14
ATS Medical, Inc.†*	2,736	7
BioMimetic Therapeutics, Inc.†*	793	9
Bovie Medical Corp.†*	983	7
Bruker Corp.*	2,909	36
Cantel Medical Corp.†	744	15
Cardiac Science Corp.†*	1,100	2
CardioNet, Inc.†*	1,466	9
Cardiovascular Systems, Inc.†*	499	3
Cepheid, Inc.†*	3,431	52
Conceptus, Inc.†*	1,773	35
Conmed Corp.†*	1,713	37
CryoLife, Inc.*	1,911	13
Cutera, Inc.†*	756	7
Cyberonics, Inc.†*	1,596	28
Cynosure, Inc., Class A†*	674	7
Delcath Systems, Inc.†*	1,878	10
DexCom, Inc.†*	2,742	25
Electro-Optical Sciences, Inc.†*	1,316	13
Endologix, Inc.†*	3,111	11
EnteroMedics, Inc.†*	849	—
ev3, Inc.*	4,438	65
Exactech, Inc.*	465	9
Female Health (The) Co.	882	5
Genomic Health, Inc.†*	879	16
Greatbatch, Inc.†*	1,431	28
Haemonetics Corp.*	1,548	83
Hanger Orthopedic Group, Inc.*	1,576	29
Hansen Medical, Inc.†*	1,464	3
HeartWare International, Inc.†*	367	14
Home Diagnostics, Inc.†*	631	7
ICU Medical, Inc.*	784	27
Immucor, Inc.*	4,212	81
Insulet Corp.†*	2,059	30
Integra LifeSciences Holdings Corp.*	1,126	45
Invacare Corp.†	1,732	47
IRIS International, Inc.*	1,100	13
Kensey Nash Corp.*	483	11
LCA-Vision, Inc.†*	917	7
Luminex Corp.†*	2,438	36
MAKO Surgical Corp.†*	1,051	14
Masimo Corp.†*	3,039	84
Medical Action Industries, Inc.*	925	12
Merge Healthcare, Inc.*	2,098	5
Meridian Bioscience, Inc.†	2,431	54
Merit Medical Systems, Inc.*	1,664	25
Micrus Endovascular Corp.†*	901	18
Natus Medical, Inc.*	1,634	22
NuVasive, Inc.†*	2,175	87
NxStage Medical, Inc.†*	1,471	16
OraSure Technologies, Inc.*	2,640	15
Orthofix International N.V.*	1,023	35
Orthovita, Inc.†*	4,096	16
Palomar Medical Technologies, Inc.†*	1,121	10
PSS World Medical, Inc.†*	3,560	75
Quidel Corp.†*	1,594	21
Rochester Medical Corp.†*	575	7
Rockwell Medical Technologies, Inc.†*	1,070	6
Sirona Dental Systems, Inc.*	1,011	36
Somanetics Corp.†*	677	11
SonoSite, Inc.†*	1,015	30
Spectranetics Corp.*	2,087	14
Stereotaxis, Inc.†*	2,206	10
STERIS Corp.†	3,504	111
SurModics, Inc.†*	954	18
Symmetry Medical, Inc.*	2,095	18
Synovis Life Technologies, Inc.†*	700	10
Thoratec Corp.†*	3,381	98
TomoTherapy, Inc.†*	2,676	9

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    29    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Healthcare - Products - 4.1% continued
TranS1, Inc.*	700	$2
Utah Medical Products, Inc.†	207	6
Vascular Solutions, Inc.†*	932	8
Vital Images, Inc.*	958	15
Volcano Corp.†*	2,868	59
West Pharmaceutical Services, Inc.†	1,976	77
Wright Medical Group, Inc.†*	2,251	38
Young Innovations, Inc.†	308	8
Zoll Medical Corp.*	1,231	32

		2,315

Healthcare - Services - 2.2%
Air Methods Corp.†*	673	18
Alliance HealthCare Services, Inc†*	1,536	8
Allied Healthcare International, Inc.†*	2,555	7
Almost Family, Inc.†*	500	18
Amedisys, Inc.†*	1,635	94
America Service Group, Inc.†	473	7
American Dental Partners, Inc.†*	893	12
AMERIGROUP Corp.*	3,171	83
Amsurg Corp.*	1,817	38
Assisted Living Concepts, Inc., Class A†*	600	17
Bio-Reference Labs, Inc.*	682	27
Capital Senior Living Corp.†*	1,598	7
Centene Corp.*	2,565	46
Continucare Corp.*	2,075	9
Emeritus Corp.†*	1,179	21
Ensign Group (The), Inc.	635	11
Genoptix, Inc.†*	995	32
Gentiva Health Services, Inc.*	1,725	48
Healthsouth Corp.†*	5,582	97
Healthspring, Inc.*	2,915	54
Healthways, Inc.*	1,985	30
IPC The Hospitalist Co., Inc.*	934	31
Kindred Healthcare, Inc.*	2,311	40
LHC Group, Inc.†*	894	27
Magellan Health Services, Inc.*	2,131	89
Medcath Corp.†*	900	6
Metropolitan Health Networks, Inc.†*	2,254	5
Molina Healthcare, Inc.*	822	18
National Healthcare Corp.	506	19
Nighthawk Radiology Holdings, Inc.*	1,200	4
NovaMed, Inc.†*	1,111	4
Odyssey HealthCare, Inc.*	1,961	34
Psychiatric Solutions, Inc.†*	3,363	72
RadNet, Inc.†*	1,658	3
RehabCare Group, Inc.*	1,469	41
Res-Care, Inc.†*	1,497	14
Select Medical Holdings Corp.†*	2,115	17
Skilled Healthcare Group, Inc., Class A†*	1,095	7
Sun Healthcare Group, Inc.*	2,692	24
Sunrise Senior Living, Inc.†*	2,640	10
Triple-S Management Corp., Class B*	1,222	21
U.S. Physical Therapy, Inc.*	700	11
Virtual Radiologic Corp.†*	400	4
WellCare Health Plans, Inc.†*	2,523	67

		1,252

Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	1,406	19
Harbinger Group, Inc.*	471	3
Primoris Services Corp.†	537	4
Resource America, Inc., Class A	627	3

		29

Home Builders - 0.4%
Amrep Corp.†*	100	1
Beazer Homes USA, Inc.†*	3,715	15
Brookfield Homes Corp.†*	521	4
Cavco Industries, Inc.†*	400	14
China Housing & Land Development, Inc.†*	1,500	7
Hovnanian Enterprises, Inc., Class A†*	3,254	13
M/I Homes, Inc.*	1,142	15
Meritage Homes Corp.*	1,845	40
Ryland Group, Inc.†	2,555	58
Skyline Corp.†	408	7
Standard-Pacific Corp.*	6,003	25
Winnebago Industries, Inc.†*	1,836	21

		220

Home Furnishings - 0.7%
American Woodmark Corp.†	638	12
Audiovox Corp., Class A*	1,219	9
DTS, Inc.†*	1,015	33
Ethan Allen Interiors, Inc.†	1,533	24
Furniture Brands International, Inc.*	2,500	14
Hooker Furniture Corp.†	619	8
Kimball International, Inc., Class B	1,868	12
La-Z-Boy, Inc.*	3,032	38
Sealy Corp.†*	2,644	9

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    30    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Home Furnishings - 0.7% continued
Stanley Furniture Co., Inc.†*	587	$5
Tempur-Pedic International, Inc.†*	4,477	127
TiVo, Inc.*	6,539	62
Universal Electronics, Inc.*	790	18

		371

Household Products/Wares - 0.7%
ACCO Brands Corp.*	3,268	23
American Greetings Corp., Class A	2,357	45
Blyth, Inc.	371	11
Central Garden and Pet Co., Class A†*	3,639	35
CSS Industries, Inc.†	432	7
Ennis, Inc.†	1,531	24
Helen of Troy Ltd.*	1,761	43
Oil-Dri Corp. of America†	271	4
Prestige Brands Holdings, Inc.*	1,994	16
Standard Register (The) Co.†	1,276	7
Tupperware Brands Corp.	3,755	175
WD-40 Co.	978	31

		421

Insurance - 3.3%
Ambac Financial Group, Inc.†*	17,673	13
American Equity Investment Life Holding Co.	3,391	30
American Physicians Capital, Inc.	566	16
American Physicians Service Group, Inc.	311	7
American Safety Insurance Holdings Ltd.*	600	8
AMERISAFE, Inc.*	1,098	19
Amtrust Financial Services, Inc.	1,342	19
Argo Group International Holdings Ltd.	1,852	52
Assured Guaranty Ltd.†	7,347	155
Baldwin & Lyons, Inc., Class B	518	13
Citizens, Inc.†*	2,111	14
CNA Surety Corp.*	976	16
Conseco, Inc.†*	15,016	75
Crawford & Co., Class B†*	1,339	5
Delphi Financial Group, Inc., Class A	2,765	59
Donegal Group, Inc., Class A	698	10
Eastern Insurance Holdings, Inc.	435	4
eHealth, Inc.†*	1,357	23
EMC Insurance Group, Inc.†	332	7
Employers Holdings, Inc.†	2,609	34
Enstar Group Ltd.†*	391	25
FBL Financial Group, Inc., Class A	811	16
First Acceptance Corp.*	1,105	2
First Mercury Financial Corp.	825	12
Flagstone Reinsurance Holdings Ltd.	2,318	26
FPIC Insurance Group, Inc.*	434	16
Greenlight Capital Re Ltd., Class A†*	1,705	43
Hallmark Financial Services, Inc.*	510	4
Harleysville Group, Inc.	773	26
Horace Mann Educators Corp.	2,344	31
Independence Holding Co.	334	3
Infinity Property & Casualty Corp.	801	33
Kansas City Life Insurance Co.	279	8
Life Partners Holdings, Inc.†	436	9
Maiden Holdings Ltd.	2,966	21
Max Capital Group Ltd.	2,723	66
Meadowbrook Insurance Group, Inc.	3,392	24
Mercer Insurance Group, Inc.	303	5
MGIC Investment Corp.†*	7,403	57
Montpelier Re Holdings Ltd.	4,772	85
National Interstate Corp.†	334	6
National Western Life Insurance Co., Class A	130	22
Navigators Group, Inc.†*	737	28
NYMAGIC, Inc.	300	5
Phoenix (The) Cos., Inc.†*	6,855	16
Platinum Underwriters Holdings Ltd.	3,077	115
PMA Capital Corp., Class A*	2,141	12
PMI Group (The), Inc.†*	4,500	13
Presidential Life Corp.	1,279	13
Primus Guaranty Ltd.†*	1,300	5
ProAssurance Corp.*	2,022	108
Radian Group, Inc.†	4,873	48
RLI Corp.†	1,122	60
Safety Insurance Group, Inc.	779	29
SeaBright Insurance Holdings, Inc.*	1,255	13
Selective Insurance Group, Inc.	3,167	51
State Auto Financial Corp.	833	15
Stewart Information Services Corp.†	1,020	14
Tower Group, Inc.	2,688	61
United America Indemnity Ltd., Class A*	2,333	19
United Fire & Casualty Co.	1,352	23
Universal American Corp.*	1,577	23
Universal Insurance Holdings, Inc.†	729	4
Zenith National Insurance Corp.†	2,266	86

		1,880

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    31    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Internet - 3.0%
1-800-FLOWERS.COM, Inc., Class A†*	1,426	$3
AboveNet, Inc.†*	788	48
ActivIdentity Corp.†*	2,599	6
Ancestry.com, Inc.†*	499	8
Archipelago Learning, Inc.*	443	8
Art Technology Group, Inc.*	9,321	37
AsiaInfo Holdings, Inc.*	1,856	45
Blue Coat Systems, Inc.†*	2,360	68
Blue Nile, Inc.†*	749	38
Chordiant Software, Inc.*	1,751	6
Cogent Communications Group, Inc.*	2,587	25
comScore, Inc.*	1,300	20
Constant Contact, Inc.†*	1,478	28
CyberSource Corp.†*	4,128	71
DealerTrack Holdings, Inc.†*	2,237	32
Dice Holdings, Inc.*	963	6
Digital River, Inc.*	2,278	60
drugstore.com, Inc.†*	5,096	17
Earthlink, Inc.	6,372	53
ePlus, Inc.†*	190	3
eResearch Technology, Inc.*	2,486	15
Global Sources Ltd.*	918	6
GSI Commerce, Inc.*	1,825	46
Health Grades, Inc.*	1,346	7
Imergent, Inc.†	431	3
Infospace, Inc.*	2,132	22
Internap Network Services Corp.*	2,990	15
Internet Brands, Inc., Class A*	1,609	13
Internet Capital Group, Inc.*	2,200	15
iPass, Inc.†*	2,840	3
j2 Global Communications, Inc.†*	2,687	58
Keynote Systems, Inc.†	800	8
Knot (The), Inc.†*	1,772	14
Limelight Networks, Inc.*	1,920	7
Lionbridge Technologies, Inc.*	3,319	11
Liquidity Services, Inc.*	879	11
LoopNet, Inc.*	1,281	12
MercadoLibre, Inc.†*	1,543	64
ModusLink Global Solutions, Inc.*	2,738	27
Move, Inc.†*	9,222	14
NIC, Inc.	2,993	22
NutriSystem, Inc.†	1,820	35
Online Resources Corp.†*	1,600	6
OpenTable, Inc.†*	195	7
Openwave Systems, Inc.*	4,901	13
Orbitz Worldwide, Inc.†*	2,300	14
Overstock.com, Inc.†*	925	11
PC-Tel, Inc.*	1,338	8
Perficient, Inc.†*	1,800	20
Rackspace Hosting, Inc.†*	3,973	79
RealNetworks, Inc.†*	4,900	23
S1 Corp.*	3,108	19
Saba Software, Inc.†*	1,415	7
Safeguard Scientifics, Inc.†*	1,185	14
Sapient Corp.	5,010	45
Shutterfly, Inc.*	1,283	25
SonicWALL, Inc.*	3,204	26
Sourcefire, Inc.†*	1,306	31
Stamps.com, Inc.*	716	7
support.com, Inc.†*	2,184	6
TechTarget, Inc.†*	787	4
TeleCommunication Systems, Inc., Class A*	2,367	18
Terremark Worldwide, Inc.†*	3,379	24
TIBCO Software, Inc.*	10,506	96
Travelzoo, Inc.†*	310	4
United Online, Inc.	4,942	31
US Auto Parts Network, Inc.†*	524	3
ValueClick, Inc.*	5,176	49
VASCO Data Security International, Inc.†*	1,572	12
Vitacost.com, Inc.*	611	7
Vocus, Inc.†*	1,025	15
Web.com Group, Inc.*	1,600	8
Websense, Inc.*	2,618	56
Zix Corp.†*	3,650	7

		1,705

Investment Companies - 1.0%
Allied Capital Corp.†*	10,593	44
American Capital Ltd.†*	16,674	72
Ampal-American Israel Corp., Class A†*	1,300	4
Apollo Investment Corp.†	10,514	123
Ares Capital Corp.†	7,814	102
BlackRock Kelso Capital Corp.	706	6
Capital Southwest Corp.†	166	14
Fifth Street Finance Corp.†	1,953	22
Gladstone Capital Corp.†	1,223	12
Gladstone Investment Corp.	1,226	7
Harris & Harris Group, Inc.†*	1,939	9

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    32    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Investment Companies - 1.0% continued
Hercules Technology Growth Capital, Inc.†	2,098	$21
Kohlberg Capital Corp.†	1,100	5
Main Street Capital Corp.†	421	6
MCG Capital Corp.*	3,793	19
Medallion Financial Corp.†	1,045	8
MVC Capital, Inc.†	1,234	15
NGP Capital Resources Co.	1,234	10
PennantPark Investment Corp.†	1,537	16
Prospect Capital Corp.†	3,714	43
TICC Capital Corp.	1,519	9
Triangle Capital Corp.†	663	9

		576

Iron/Steel - 0.0%
China Precision Steel, Inc.†*	1,770	4
General Steel Holdings, Inc.†*	1,331	5
Sutor Technology Group Ltd.†*	500	2
Universal Stainless & Alloy*	400	7

		18

Leisure Time - 0.5%
Ambassadors Group, Inc.	1,104	12
Brunswick Corp.†	5,255	61
Callaway Golf Co.†	3,737	29
Interval Leisure Group, Inc.*	2,353	34
Life Time Fitness, Inc.†*	2,396	61
Marine Products Corp.†*	562	4
Multimedia Games, Inc.†*	1,547	7
Polaris Industries, Inc.†	1,833	84
Town Sports International Holdings, Inc.*	1,098	3
Universal Travel Group*	597	6

		301

Lodging - 0.3%
Ameristar Casinos, Inc.†	1,574	24
Gaylord Entertainment Co.†*	2,361	53
Marcus Corp.	1,187	14
Monarch Casino & Resort, Inc.†*	591	4
Morgans Hotel Group Co.†*	1,400	6
Orient-Express Hotels Ltd., Class A*	5,409	62
Red Lion Hotels Corp.†*	729	5

		168

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.†*	1,060	26

Machinery - Diversified - 1.3%
Alamo Group, Inc.†	467	8
Albany International Corp., Class A	1,608	31
Altra Holdings, Inc.*	1,583	18
Applied Industrial Technologies, Inc.†	2,560	58
Briggs & Stratton Corp.†	2,976	52
Cascade Corp.	562	15
Chart Industries, Inc.*	1,661	34
Cognex Corp.	2,333	44
Columbus McKinnon Corp.*	1,118	16
Duoyuan Printing, Inc.†*	602	6
DXP Enterprises, Inc.*	437	5
Flow International Corp.†*	2,457	8
Gorman-Rupp (The) Co.†	843	20
Hurco Cos., Inc.†*	400	7
Intermec, Inc.*	3,745	53
Intevac, Inc.†*	1,284	18
iRobot Corp.†*	1,151	19
Kadant, Inc.*	785	11
Lindsay Corp.†	718	26
Middleby Corp.†*	969	45
NACCO Industries, Inc., Class A	338	16
Nordson Corp.†	2,015	133
Raser Technologies, Inc.†*	4,805	5
Robbins & Myers, Inc.	1,565	38
Sauer-Danfoss, Inc.†*	717	9
Tecumseh Products Co., Class A*	1,090	14
Tennant Co.	1,111	26
Twin Disc, Inc.	500	5

		740

Media - 0.5%
Acacia Research - Acacia Technologies†*	1,908	19
Belo Corp., Class A	5,316	36
CKX, Inc.†*	3,468	14
Courier Corp.	571	9
Crown Media Holdings, Inc., Class A†*	700	1
DG FastChannel, Inc.*	1,239	40
Dolan Media Co.*	1,793	19
EW Scripps Co., Class A†*	1,854	14
Fisher Communications, Inc.†*	375	5
Journal Communications, Inc., Class A*	2,700	10
LIN TV Corp., Class A*	1,582	8
LodgeNet Interactive Corp.†*	1,166	7
Martha Stewart Living Omnimedia, Inc., Class A†*	1,502	8

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    33    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Media - 0.5% continued
Mediacom Communications Corp., Class A*	2,285	$11
Outdoor Channel Holdings, Inc.†*	800	5
Playboy Enterprises, Inc., Class B†*	1,295	4
PRIMEDIA, Inc.†	1,157	4
Scholastic Corp.	1,328	39
Sinclair Broadcast Group, Inc., Class A*	2,699	14
Value Line, Inc.	100	3
World Wrestling Entertainment, Inc., Class A†	1,288	22

		292

Metal Fabrication/Hardware - 0.9%
A.M. Castle & Co.†	978	11
Ampco-Pittsburgh Corp.	500	13
CIRCOR International, Inc.	982	30
Dynamic Materials Corp.	795	14
Eastern (The) Co.†	336	4
Furmanite Corp.†*	2,144	8
Hawk Corp., Class A*	301	6
Haynes International, Inc.	722	21
Kaydon Corp.	2,001	65
L.B. Foster Co., Class A*	602	18
Ladish Co., Inc.*	932	16
Lawson Products, Inc.†	220	4
Mueller Industries, Inc.	2,233	50
Mueller Water Products, Inc., Class A†	9,106	42
North American Galvanizing & Coating, Inc.†*	713	4
Northwest Pipe Co.*	552	13
Olympic Steel, Inc.†	564	16
Omega Flex, Inc.†	200	2
RBC Bearings, Inc.*	1,262	32
RTI International Metals, Inc.†*	1,769	42
Sun Hydraulics, Corp.†	732	18
Worthington Industries, Inc.	3,577	57

		486

Mining - 0.8%
Allied Nevada Gold Corp.†*	3,311	46
AMCOL International Corp.†	1,391	35
Brush Engineered Materials, Inc.*	1,195	24
Century Aluminum Co.†*	3,363	41
Coeur d’Alene Mines Corp.†*	4,859	71
General Moly, Inc.†*	3,747	9
Hecla Mining Co.†*	14,110	73
Horsehead Holding Corp.*	2,625	27
Kaiser Aluminum Corp.	908	30
Paramount Gold and Silver Corp.†*	5,008	8
Stillwater Mining Co.*	2,404	27
United States Lime & Minerals, Inc.*	100	4
Uranerz Energy Corp.†*	4,108	8
Uranium Energy Corp.†*	3,448	13
US Gold Corp.*	4,673	13
USEC, Inc.†*	6,485	28

		457

Miscellaneous Manufacturing - 2.1%
A.O. Smith Corp.†	1,315	60
Actuant Corp., Class A	4,041	73
Acuity Brands, Inc.†	2,580	101
American Railcar Industries, Inc.	681	6
Ameron International Corp.†	543	37
AZZ, Inc.†	751	24
Barnes Group, Inc.	2,778	45
Blount International, Inc.*	2,293	25
Ceradyne, Inc.†*	1,512	34
Chase Corp.†	328	4
China Fire & Security Group, Inc.†*	823	12
CLARCOR, Inc.	3,068	100
Colfax Corp.*	1,387	16
Eastman Kodak Co.†*	15,995	95
EnPro Industries, Inc.†*	1,165	32
ESCO Technologies, Inc.†	1,562	51
Federal Signal Corp.†	2,915	22
FreightCar America, Inc.†	686	14
GP Strategies Corp.†*	1,147	9
Griffon Corp.*	2,560	32
Hexcel Corp.†*	5,778	64
John Bean Technologies Corp.	1,638	27
Koppers Holdings, Inc.†	1,207	34
LSB Industries, Inc.*	1,069	15
Matthews International Corp., Class A†	1,832	61
Metabolix, Inc.†*	1,339	13
Movado Group, Inc.†*	949	12
Myers Industries, Inc.	1,870	17
NL Industries, Inc.†	398	3
PMFG, Inc.†*	769	11
Polypore International, Inc.*	1,348	20
Portec Rail Products, Inc.†	362	4
Raven Industries, Inc.	950	28

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    34    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Miscellaneous Manufacturing - 2.1% continued
Smith & Wesson Holding Corp.†*	3,768	$16
Standex International Corp.	716	18
STR Holdings, Inc.†*	762	13
Sturm Ruger & Co., Inc.†	1,189	14
Tredegar Corp.	1,757	29
Trimas Corp.†*	1,095	7

		1,198

Office Furnishings - 0.4%
Herman Miller, Inc.†	3,222	59
HNI Corp.†	2,677	64
Interface, Inc., Class A	3,018	26
Knoll, Inc.	2,791	33
Steelcase, Inc., Class A†	4,232	28

		210

Oil & Gas - 2.6%
Alon USA Energy, Inc.†	540	4
Apco Oil and Gas International, Inc.†	532	12
Approach Resources, Inc.*	665	6
Arena Resources, Inc.†*	2,293	95
Atlas Energy, Inc.*	4,042	132
ATP Oil & Gas Corp.†*	2,394	43
Berry Petroleum Co., Class A	3,022	81
Bill Barrett Corp.†*	2,326	79
BPZ Resources, Inc.†*	5,544	43
Brigham Exploration Co.†*	5,909	97
Bronco Drilling Co., Inc.*	1,500	7
Carrizo Oil & Gas, Inc.†*	1,655	40
Cheniere Energy, Inc.†*	2,824	8
Clayton Williams Energy, Inc.†*	352	13
Contango Oil & Gas Co.*	723	37
CREDO Petroleum Corp.†*	376	3
Cubic Energy, Inc.†*	1,396	2
CVR Energy, Inc.*	1,300	11
Delek US Holdings, Inc.†	800	6
Delta Petroleum Corp.†*	10,909	15
Endeavour International Corp.*	6,702	8
FX Energy, Inc.†*	2,475	8
Georesources, Inc.*	547	7
GMX Resources, Inc.†*	1,869	17
Goodrich Petroleum Corp.†*	1,455	28
Gran Tierra Energy, Inc.†*	12,267	67
Gulfport Energy Corp.*	1,526	14
Harvest Natural Resources, Inc.†*	1,907	10
Hercules Offshore, Inc.*	6,790	25
Isramco, Inc.†*	59	3
McMoRan Exploration Co.†*	4,516	78
Northern Oil and Gas, Inc.*	2,163	27
Oilsands Quest, Inc.†*	12,852	9
Panhandle Oil and Gas, Inc., Class A†	477	13
Parker Drilling Co.*	6,807	35
Penn Virginia Corp.†	2,703	68
Petroleum Development Corp.*	1,114	26
Petroquest Energy, Inc.*	3,191	17
Pioneer Drilling Co.*	2,800	20
PrimeEnergy Corp.*	52	1
Rex Energy Corp.*	1,497	21
Rosetta Resources, Inc.†*	3,146	59
Stone Energy Corp.*	2,510	43
Sulphco, Inc.†*	3,400	1
Swift Energy Co.*	2,232	67
Toreador Resources Corp.†*	1,392	12
Vaalco Energy, Inc.†	3,453	15
Vantage Drilling Co.*	3,993	6
Venoco, Inc.*	1,129	13
W&T Offshore, Inc.†	2,106	19
Warren Resources, Inc.†*	4,145	10
Western Refining, Inc.†*	2,455	11
Zion Oil & Gas, Inc.†*	828	5

		1,497

Oil & Gas Services - 1.3%
Allis-Chalmers Energy, Inc.†*	3,478	13
Basic Energy Services, Inc.†*	1,435	14
Bolt Technology Corp.†*	500	5
Boots & Coots, Inc.†*	4,516	8
Cal Dive International, Inc.*	2,775	20
CARBO Ceramics, Inc.†	1,159	71
Complete Production Services, Inc.†*	3,465	48
Dawson Geophysical Co.†*	500	14
Dril-Quip, Inc.*	1,763	96
Geokinetics, Inc.*	300	3
Global Industries Ltd.†*	5,943	40
Gulf Island Fabrication, Inc.†	701	14
Hornbeck Offshore Services, Inc.†*	1,357	26
ION Geophysical Corp.†*	6,289	29
Key Energy Services, Inc.*	7,352	75
Lufkin Industries, Inc.	882	64
Matrix Service Co.*	1,559	17

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    35    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Oil & Gas Services - 1.3% continued
Natural Gas Services Group, Inc.*	707	$11
Newpark Resources, Inc.*	5,317	27
OYO Geospace Corp.†*	249	11
RPC, Inc.†	1,691	21
Superior Well Services, Inc.†*	1,104	20
T-3 Energy Services, Inc.*	747	18
Tetra Technologies, Inc.†*	4,472	45
TGC Industries, Inc.†*	725	3
Union Drilling, Inc.†*	665	4
Willbros Group, Inc.*	2,338	35

		752

Packaging & Containers - 0.4%
AEP Industries, Inc.*	352	12
Bway Holding Co.*	437	7
Graphic Packaging Holding Co.†*	6,559	23
Rock-Tenn Co., Class A	2,300	96
Silgan Holdings, Inc.	1,623	93

		231

Pharmaceuticals - 3.0%
Acura Pharmaceuticals, Inc.†*	500	2
Adolor Corp.†*	2,600	4
Akorn, Inc.†*	3,200	5
Alkermes, Inc.†*	5,627	65
Allos Therapeutics, Inc.†*	4,252	33
Amicus Therapeutics, Inc.†*	886	3
Ardea Biosciences, Inc.†*	841	12
Array Biopharma, Inc.†*	3,412	8
Auxilium Pharmaceuticals, Inc.†*	2,762	83
AVANIR Pharmaceuticals, Inc., Class A†*	4,613	9
AVI BioPharma, Inc.†*	6,427	9
Biodel, Inc.†*	874	4
BioDelivery Sciences International, Inc.†*	524	2
BioScrip, Inc.†*	2,231	17
Biospecifics Technologies Corp.†*	201	6
Cadence Pharmaceuticals, Inc.†*	1,575	14
Caraco Pharmaceutical Laboratories Ltd.†*	697	3
Catalyst Health Solutions, Inc.*	2,211	83
China Sky One Medical, Inc.†*	655	10
China-Biotics, Inc.†*	582	10
Clarient, Inc.*	1,719	4
Cornerstone Therapeutics, Inc.†*	361	2
Cumberland Pharmaceuticals, Inc.†*	485	5
Cypress Bioscience, Inc.*	2,353	12
Cytori Therapeutics, Inc.†*	1,906	13
Depomed, Inc.†*	3,004	8
Durect Corp.*	5,679	14
Dyax Corp.†*	4,278	15
Hemispherx Biopharma, Inc.†*	6,828	5
Hi-Tech Pharmacal Co., Inc.†*	529	11
Idenix Pharmaceuticals, Inc.†*	1,548	4
Impax Laboratories, Inc.†*	3,600	56
Infinity Pharmaceuticals, Inc.†*	1,013	6
Inspire Pharmaceuticals, Inc.†*	3,686	23
Isis Pharmaceuticals, Inc.†*	5,551	49
ISTA Pharmaceuticals, Inc.*	1,947	7
Javelin Pharmaceuticals, Inc.†*	2,700	4
KV Pharmaceutical Co., Class A†*	2,177	7
Lannett Co., Inc.†*	561	3
Mannatech, Inc.†	900	3
MannKind Corp.†*	3,422	34
MAP Pharmaceuticals, Inc.†*	500	7
Matrixx Initiatives, Inc.†*	669	3
Medicis Pharmaceutical Corp., Class A	3,521	79
Medivation, Inc.†*	1,712	62
MiddleBrook Pharmaceuticals, Inc.†*	2,000	1
Myriad Pharmaceuticals, Inc.†*	1,371	7
Nabi Biopharmaceuticals†*	3,028	16
Nektar Therapeutics†*	5,509	68
Neogen Corp.†*	1,200	29
Neurocrine Biosciences, Inc.†*	2,261	6
NeurogesX, Inc.†*	591	4
Nutraceutical International Corp.†*	553	7
Obagi Medical Products, Inc.*	1,000	10
Omega Protein Corp.*	1,459	6
Onyx Pharmaceuticals, Inc.*	3,700	103
Opko Health, Inc.†*	2,600	5
Optimer Pharmaceuticals, Inc.†*	1,763	21
Orexigen Therapeutics, Inc.†*	1,753	11
Osiris Therapeutics, Inc.†*	987	8
OXiGENE, Inc.†*	3,287	4
Pain Therapeutics, Inc.†*	2,044	12
Par Pharmaceutical Cos., Inc.*	2,070	52
Pharmasset, Inc.*	1,217	26
PharMerica Corp.*	1,788	31
Poniard Pharmaceuticals, Inc.†*	1,338	2
Pozen, Inc.*	1,542	9
Progenics Pharmaceuticals, Inc.*	1,936	8

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    36    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Pharmaceuticals - 3.0% continued
Questcor Pharmaceuticals, Inc.*	3,388	$16
Repros Therapeutics, Inc.*	524	—
Rigel Pharmaceuticals, Inc.†*	2,951	22
Salix Pharmaceuticals Ltd.*	3,316	95
Santarus, Inc.†*	2,963	13
Savient Pharmaceuticals, Inc.†*	3,962	53
Schiff Nutrition International, Inc.	860	7
Sciclone Pharmaceuticals, Inc.*	2,031	7
SIGA Technologies, Inc.†*	1,879	12
Spectrum Pharmaceuticals, Inc.†*	2,650	12
Sucampo Pharmaceuticals, Inc., Class A*	609	2
Synta Pharmaceuticals Corp.†*	1,000	4
Synutra International, Inc.†*	1,051	17
Theravance, Inc.†*	3,161	34
USANA Health Sciences, Inc.†*	372	10
Vanda Pharmaceuticals, Inc.†*	1,641	17
Viropharma, Inc.†*	4,580	57
Vivus, Inc.†*	4,760	40
XenoPort, Inc.†*	1,762	14

		1,696

Pipelines - 0.0%
Crosstex Energy, Inc.†*	2,328	18

Real Estate - 0.2%
American Realty Investors, Inc.†*	112	1
Avatar Holdings, Inc.*	507	8
Consolidated-Tomoka Land Co.†	335	11
Forestar Group, Inc.*	2,124	38
Hilltop Holdings, Inc.*	2,309	28
Transcontinental Realty Investors, Inc.†*	42	—
United Capital Corp.†*	100	2

		88

Real Estate Investment Trusts - 6.2%
Acadia Realty Trust†	2,322	39
Agree Realty Corp.†	336	7
Alexander’s, Inc.*	124	36
American Campus Communities, Inc.	3,131	87
American Capital Agency Corp.†	992	25
Anworth Mortgage Asset Corp.	6,709	45
Apollo Commercial Real Estate Finance, Inc.†*	645	11
Ashford Hospitality Trust, Inc.†*	3,263	18
Associated Estates Realty Corp.	977	12
BioMed Realty Trust, Inc.†	5,851	90
CapLease, Inc.	3,230	14
Capstead Mortgage Corp.	4,161	52
CBL & Associates Properties, Inc.†	8,222	98
Cedar Shopping Centers, Inc.	2,181	14
Cogdell Spencer, Inc.	1,954	13
Colonial Properties Trust	3,915	46
Colony Financial, Inc.†	882	18
Cousins Properties, Inc.†	4,334	31
CreXus Investment Corp.†*	862	12
Cypress Sharpridge Investments, Inc.	990	13
DCT Industrial Trust, Inc.†	12,101	60
Developers Diversified Realty Corp.†	12,252	130
DiamondRock Hospitality Co.†*	7,096	63
DuPont Fabros Technology, Inc.	1,642	32
Dynex Capital, Inc.†	611	5
EastGroup Properties, Inc.	1,505	54
Education Realty Trust, Inc.	3,490	19
Entertainment Properties Trust†	2,510	96
Equity Lifestyle Properties, Inc.†	1,530	76
Equity One, Inc.†	1,970	36
Extra Space Storage, Inc.†	5,126	58
FelCor Lodging Trust, Inc.†*	3,772	14
First Industrial Realty Trust, Inc.†*	3,280	18
First Potomac Realty Trust	1,759	24
Franklin Street Properties Corp.†	3,967	51
Getty Realty Corp.	1,023	23
Gladstone Commercial Corp.†	486	7
Glimcher Realty Trust	3,708	16
Government Properties Income Trust	1,000	24
Gramercy Capital Corp.†*	2,619	10
Hatteras Financial Corp.†	2,197	57
Healthcare Realty Trust, Inc.†	3,559	74
Hersha Hospitality Trust	5,768	24
Highwoods Properties, Inc.	4,258	124
Home Properties, Inc.†	2,068	95
Inland Real Estate Corp.†	4,103	35
Invesco Mortgage Capital, Inc.	1,003	23
Investors Real Estate Trust†	4,320	39
iStar Financial, Inc.†*	6,137	24
Kilroy Realty Corp.†	2,581	73
Kite Realty Group Trust†	2,546	11
LaSalle Hotel Properties†	3,782	73
Lexington Realty Trust†	5,696	34
LTC Properties, Inc.	1,368	36

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    37    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Real Estate Investment Trusts - 6.2% continued
Medical Properties Trust, Inc.†	4,719	$49
MFA Financial, Inc.	16,898	122
Mid-America Apartment Communities, Inc.	1,698	88
Mission West Properties, Inc.	1,200	8
Monmouth Real Estate Investment Corp., Class A	1,369	10
National Health Investors, Inc.	1,548	54
National Retail Properties, Inc.†	4,820	102
NorthStar Realty Finance Corp.†	4,049	17
Omega Healthcare Investors, Inc.	4,950	94
Parkway Properties, Inc.	1,250	21
Pennsylvania Real Estate Investment Trust†	2,199	22
Pennymac Mortgage Investment Trust*	883	15
Post Properties, Inc.†	2,874	55
PS Business Parks, Inc.	1,075	53
RAIT Financial Trust†*	3,432	6
Ramco-Gershenson Properties Trust	1,558	16
Redwood Trust, Inc.	4,649	66
Resource Capital Corp.†	1,300	8
Saul Centers, Inc.	413	15
Sovran Self Storage, Inc.†	1,632	52
Starwood Property Trust, Inc.	2,780	52
Strategic Hotels & Resorts, Inc.†*	4,153	11
Sun Communities, Inc.†	973	19
Sunstone Hotel Investors, Inc.†*	5,817	52
Tanger Factory Outlet Centers, Inc.†	2,426	101
UMH Properties, Inc.†	692	6
Universal Health Realty Income Trust†	664	23
Urstadt Biddle Properties, Inc., Class A†	1,217	19
U-Store-It Trust†	4,671	30
Walter Investment Management Corp.	1,409	20
Washington Real Estate Investment Trust†	3,495	97
Winthrop Realty Trust	804	10

		3,532

Retail - 6.3%
99 Cents Only Stores†*	2,765	46
AFC Enterprises, Inc.*	1,455	12
America’s Car-Mart, Inc.*	600	16
AnnTaylor Stores Corp.†*	3,472	60
Asbury Automotive Group, Inc.*	1,981	23
Bebe Stores, Inc.†	1,528	13
Benihana, Inc., Class A†*	740	3
Big 5 Sporting Goods Corp.	1,291	20
BJ’s Restaurants, Inc.†*	1,120	24
Bob Evans Farms, Inc.	1,854	53
Books-A-Million, Inc.†	376	2
Borders Group, Inc.†*	3,058	4
Brown Shoe Co., Inc.	2,566	35
Buckle (The), Inc.†	1,523	45
Buffalo Wild Wings, Inc.†*	1,066	47
Build-A-Bear Workshop, Inc.*	1,309	8
Cabela’s, Inc.†*	2,364	37
California Pizza Kitchen, Inc.*	1,209	19
Caribou Coffee Co., Inc.†*	363	3
Carrols Restaurant Group, Inc.†*	619	4
Casey’s General Stores, Inc.	3,085	94
Cash America International, Inc.†	1,761	67
Cato (The) Corp., Class A	1,620	32
CEC Entertainment, Inc.*	1,366	48
Charming Shoppes, Inc.*	6,870	41
Cheesecake Factory (The), Inc.†*	3,583	85
Children’s Place Retail Stores (The), Inc.†*	1,311	50
Christopher & Banks Corp.	2,085	14
Citi Trends, Inc.*	904	27
CKE Restaurants, Inc.	3,044	35
Coldwater Creek, Inc.†*	3,519	18
Collective Brands, Inc.†*	3,826	86
Conn’s, Inc.†*	600	3
Cracker Barrel Old Country Store, Inc.	1,368	60
Denny’s Corp.*	5,534	15
Destination Maternity Corp.†*	268	6
Dillard’s, Inc., Class A†	3,107	52
DineEquity, Inc.†*	1,047	31
Domino’s Pizza, Inc.†*	2,261	28
Dress Barn, Inc.†*	3,379	84
DSW, Inc., Class A†*	736	20
Einstein Noah Restaurant Group, Inc.*	300	3
Ezcorp, Inc., Class A*	2,689	53
Finish Line (The), Inc., Class A	2,469	30
First Cash Financial Services, Inc.*	1,353	29
Fred’s, Inc., Class A	2,471	26
Frisch’s Restaurants, Inc.†	116	3
Fuqi International, Inc.†*	791	15
Gaiam, Inc., Class A*	1,000	7
Genesco, Inc.*	1,350	32
Group 1 Automotive, Inc.*	1,428	40
Gymboree Corp.†*	1,743	76
Haverty Furniture Cos., Inc.	1,046	14

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    38    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Retail - 6.3% continued
hhgregg, Inc.†*	798	$17
Hibbett Sports, Inc.†*	1,677	39
HOT Topic, Inc.†*	2,722	18
HSN, Inc.†*	2,355	51
J.Crew Group, Inc.*	3,009	127
Jack in the Box, Inc.†*	3,440	73
Jo-Ann Stores, Inc.†*	1,572	59
Jos. A. Bank Clothiers, Inc.†*	1,084	48
Kenneth Cole Productions, Inc., Class A*	471	5
Kirkland’s, Inc.*	787	13
Krispy Kreme Doughnuts, Inc.†*	3,447	12
Landry’s Restaurants, Inc.†*	492	10
Lithia Motors, Inc., Class A†*	1,251	8
Liz Claiborne, Inc.†*	5,604	39
Luby’s, Inc.†*	1,200	4
Lululemon Athletica, Inc.†*	2,424	69
Lumber Liquidators Holdings, Inc.†*	836	18
McCormick & Schmick’s Seafood Restaurants, Inc.†*	854	7
Men’s Wearhouse (The), Inc.†	3,104	66
New York & Co., Inc.*	1,766	7
Nu Skin Enterprises, Inc., Class A	2,977	80
O’Charleys, Inc.†*	1,036	8
OfficeMax, Inc.*	4,536	72
P.F. Chang’s China Bistro, Inc.†*	1,409	60
Pacific Sunwear of California, Inc.*	4,087	18
Pantry (The), Inc.*	1,388	18
Papa John’s International, Inc.*	1,274	31
PC Connection, Inc.*	600	4
PC Mall, Inc.†*	700	3
Pep Boys - Manny, Moe & Jack (The)	2,993	28
PetMed Express, Inc.†	1,334	26
Pier 1 Imports, Inc.*	6,836	42
Pricesmart, Inc.†	942	20
Red Robin Gourmet Burgers, Inc.†*	962	19
Regis Corp.†	3,447	57
Retail Ventures, Inc.*	1,600	14
Ruby Tuesday, Inc.†*	3,947	32
Rue21, Inc.†*	388	11
Rush Enterprises, Inc., Class A†*	1,950	21
Ruth’s Hospitality Group, Inc.†*	2,713	10
Saks, Inc.†*	7,499	52
Sally Beauty Holdings, Inc.*	5,636	46
Shoe Carnival, Inc.*	522	9
Sonic Automotive, Inc., Class A†*	1,909	20
Sonic Corp.*	3,603	31
Sport Supply Group, Inc.	669	8
Stage Stores, Inc.	2,254	30
Steak N Shake (The) Co.*	76	26
Stein Mart, Inc.*	1,545	13
Steinway Musical Instruments, Inc.†*	498	9
Susser Holdings Corp.†*	400	3
Syms Corp.†*	400	4
Systemax, Inc.†	600	10
Talbots, Inc.†*	1,518	16
Texas Roadhouse, Inc.†*	2,937	39
Tractor Supply Co.†*	2,151	118
Tuesday Morning Corp.†*	1,930	11
Ulta Salon Cosmetics & Fragrance, Inc.*	1,660	30
Vitamin Shoppe, Inc.*	567	11
West Marine, Inc.*	822	8
Wet Seal (The), Inc., Class A*	5,989	24
World Fuel Services Corp.†	3,537	93
Zale Corp.†*	1,538	4
Zumiez, Inc.†*	1,220	17

		3,594

Savings & Loans - 1.1%
Abington Bancorp, Inc.	1,340	10
Astoria Financial Corp.†	5,125	68
BankFinancial Corp.	1,248	12
Beneficial Mutual Bancorp, Inc.*	1,929	18
Berkshire Hills Bancorp, Inc.	834	15
Brookline Bancorp, Inc.	3,465	36
Brooklyn Federal Bancorp, Inc.	200	2
Cape Bancorp, Inc.†*	651	5
Cheviot Financial Corp.†	109	1
Chicopee Bancorp, Inc.†*	344	4
Clifton Savings Bancorp, Inc.†	600	5
Danvers Bancorp, Inc.†	1,229	17
Dime Community Bancshares	1,495	18
ESB Financial Corp.†	513	6
ESSA Bancorp, Inc.	900	11
First Defiance Financial Corp.†	453	4
First Financial Holdings, Inc.	1,041	12
First Financial Northwest, Inc.	1,200	8
Flagstar Bancorp, Inc.†*	4,573	3
Flushing Financial Corp.	1,814	23
Fox Chase Bancorp, Inc.*	400	4
Heritage Financial Group†	62	1
See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    39    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Savings & Loans - 1.1% continued
Home Bancorp, Inc.†*	502	$6
Home Federal Bancorp, Inc.†	961	13
Investors Bancorp, Inc.*	2,833	36
Kearny Financial Corp.†	1,230	12
Kentucky First Federal Bancorp†	128	2
K-Fed Bancorp†	190	2
Legacy Bancorp, Inc.	396	4
Meridian Interstate Bancorp, Inc.†*	600	6
NASB Financial, Inc.†	199	4
NewAlliance Bancshares, Inc.	6,530	78
Northeast Community Bancorp, Inc.†	295	2
Northfield Bancorp, Inc.†	1,131	16
Northwest Bancshares, Inc.	2,340	28
OceanFirst Financial Corp.	702	7
Oritani Financial Corp.†	665	11
Provident Financial Services, Inc.	3,540	39
Provident New York Bancorp	2,196	19
Prudential Bancorp, Inc. of Pennsylvania†	193	2
Rockville Financial, Inc.†	517	6
Roma Financial Corp.†	603	7
Territorial Bancorp, Inc.†	733	14
United Financial Bancorp, Inc.†	1,028	13
ViewPoint Financial Group†	662	10
Waterstone Financial, Inc.†*	409	1
Westfield Financial, Inc.	1,818	15
WSFS Financial Corp.	435	13

		649

Semiconductors - 3.1%
Actel Corp.*	1,543	20
Advanced Analogic Technologies, Inc.*	2,500	8
Amkor Technology, Inc.†*	6,494	39
Anadigics, Inc.†*	3,749	15
Applied Micro Circuits Corp.*	3,816	34
ATMI, Inc.*	1,833	31
Brooks Automation, Inc.*	3,802	33
Cabot Microelectronics Corp.*	1,395	49
Cavium Networks, Inc.†*	2,147	51
Ceva, Inc.†*	1,255	15
Cirrus Logic, Inc.*	3,825	27
Cohu, Inc.†	1,370	18
Diodes, Inc.*	2,017	40
DSP Group, Inc.†*	1,638	12
EMCORE Corp.†*	4,100	5
Emulex Corp.*	4,939	63
Entegris, Inc.*	7,711	35
Entropic Communications, Inc.*	3,101	11
Exar Corp.*	2,120	16
Formfactor, Inc.†*	2,946	48
GSI Technology, Inc.†*	1,438	6
GT Solar International, Inc.†*	1,974	12
Hittite Microwave Corp.†*	1,314	55
IXYS Corp.†*	1,396	12
Kopin Corp.*	3,991	15
Kulicke & Soffa Industries, Inc.†*	4,109	27
Lattice Semiconductor Corp.†*	6,773	19
Micrel, Inc.	2,859	28
Microsemi Corp.*	4,859	75
Microtune, Inc.†*	2,977	7
MIPS Technologies, Inc.*	2,636	11
MKS Instruments, Inc.*	2,966	53
Monolithic Power Systems, Inc.†*	2,001	41
Netlogic Microsystems, Inc.†*	1,404	76
Omnivision Technologies, Inc.*	2,965	43
Pericom Semiconductor Corp.*	1,469	14
Photronics, Inc.†*	3,197	14
PLX Technology, Inc.*	2,576	12
Power Integrations, Inc.	1,423	51
Rubicon Technology, Inc.†*	800	13
Rudolph Technologies, Inc.†*	1,754	14
Semtech Corp.*	3,653	58
Sigma Designs, Inc.†*	1,856	22
Silicon Image, Inc.†*	4,385	11
Skyworks Solutions, Inc.†*	10,033	153
Standard Microsystems Corp.*	1,270	25
Supertex, Inc.†*	636	15
Techwell, Inc.*	908	11
Tessera Technologies, Inc.*	2,894	52
TriQuint Semiconductor, Inc.*	8,737	63
Ultratech, Inc.*	1,368	18
Veeco Instruments, Inc.†*	2,298	78
Virage Logic Corp.†*	879	6
Volterra Semiconductor Corp.*	1,405	31
White Electronic Designs Corp.†*	1,681	9
Zoran Corp.*	3,009	34

		1,754

Shipbuilding - 0.0%
Todd Shipyards Corp.	319	5

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    40    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Software - 4.6%
Accelrys, Inc.†*	1,849	$12
ACI Worldwide, Inc.*	2,050	37
Actuate Corp.*	2,637	14
Acxiom Corp.*	4,078	69
Advent Software, Inc.†*	909	37
American Software, Inc., Class A	1,300	8
AMICAS, Inc.†*	2,354	14
ArcSight, Inc.†*	1,082	29
Ariba, Inc.†*	5,204	62
athenahealth, Inc.†*	2,001	74
Avid Technology, Inc.*	1,700	23
Blackbaud, Inc.	2,625	61
Blackboard, Inc.†*	1,897	74
Bottomline Technologies, Inc.*	1,475	23
Bowne & Co., Inc.†	2,277	25
Callidus Software, Inc.†*	1,700	6
China Information Security Technology, Inc.†*	1,853	9
China TransInfo Technology Corp.†*	608	5
CommVault Systems, Inc.*	2,470	54
Computer Programs & Systems, Inc.†	563	20
Concur Technologies, Inc.†*	2,379	94
CSG Systems International, Inc.*	2,080	42
Deltek, Inc.†*	1,120	9
DemandTec, Inc.*	1,200	7
Digi International, Inc.*	1,500	15
DivX, Inc.*	1,691	10
Double-Take Software, Inc.†*	1,000	9
Ebix, Inc.†*	1,269	18
Eclipsys Corp.*	3,344	62
Epicor Software Corp.*	2,720	23
EPIQ Systems, Inc.*	1,869	22
Fair Isaac Corp.†	2,926	67
FalconStor Software, Inc.*	2,115	7
Global Defense Technology & Systems, Inc.*	348	5
GSE Systems, Inc.†*	1,269	7
inContact, Inc.†*	1,512	5
infoGROUP, Inc.*	2,013	16
Informatica Corp.*	5,224	133
Innerworkings, Inc.†*	1,549	9
Innodata Isogen, Inc.†*	1,217	6
Interactive Intelligence, Inc.*	800	16
JDA Software Group, Inc.*	1,973	56
Lawson Software, Inc.*	8,174	49
Mantech International Corp., Class A*	1,321	65
MedAssets, Inc.†*	2,350	51
Medidata Solutions, Inc.*	435	7
MicroStrategy, Inc., Class A*	539	48
Monotype Imaging Holdings, Inc.*	1,264	12
NetSuite, Inc.†*	974	12
Omnicell, Inc.†*	1,886	26
OPNET Technologies, Inc.†	864	13
Parametric Technology Corp.*	6,948	121
Pegasystems, Inc.†	890	32
Pervasive Software, Inc.†*	843	4
Phase Forward, Inc.*	2,544	30
Phoenix Technologies Ltd.†*	2,327	6
Progress Software Corp.*	2,403	67
PROS Holdings, Inc.†*	1,115	10
QAD, Inc.†	675	4
Quality Systems, Inc.†	1,416	81
Quest Software, Inc.*	3,706	62
Renaissance Learning, Inc.†	464	6
RightNow Technologies, Inc.†*	1,358	21
Rosetta Stone, Inc.†*	392	9
Schawk, Inc.	896	12
Seachange International, Inc.*	1,877	13
Smith Micro Software, Inc.†*	1,800	16
SolarWinds, Inc.†*	771	14
Solera Holdings, Inc.	4,173	143
Synchronoss Technologies, Inc.*	1,088	19
SYNNEX Corp.†*	1,144	33
Take-Two Interactive Software, Inc.†*	4,754	46
Taleo Corp., Class A†*	2,331	55
THQ, Inc.†*	4,148	25
Trident Microsystems, Inc.†*	4,475	7
Tyler Technologies, Inc.†*	1,850	34
Ultimate Software Group, Inc.†*	1,431	44
Unica Corp.†*	800	7
VeriFone Holdings, Inc.*	4,311	83

		2,581

Storage/Warehousing - 0.1%
Mobile Mini, Inc.†*	2,060	28

Telecommunications - 4.1%
3Com Corp.*	23,206	177
Acme Packet, Inc.*	2,324	39
Adaptec, Inc.*	7,251	22
ADC Telecommunications, Inc.†*	5,697	36

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    41    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Telecommunications - 4.1% continued
ADTRAN, Inc.†	3,336	$78
Advanced Radio Telecom Corp.(1) *	10,900	—
Airvana, Inc.*	1,451	11
Alaska Communications Systems Group, Inc.†	2,618	19
Anaren, Inc.*	849	10
Anixter International, Inc.†*	1,787	75
Applied Signal Technology, Inc.	811	15
Arris Group, Inc.*	7,391	76
Aruba Networks, Inc.†*	3,484	41
Atheros Communications, Inc.†*	4,015	144
Atlantic Tele-Network, Inc.†	528	23
Aviat Networks, Inc.*	3,635	22
BigBand Networks, Inc.†*	2,081	6
Black Box Corp.	1,034	30
Cbeyond, Inc.†*	1,433	18
Cincinnati Bell, Inc.*	11,939	35
Communications Systems, Inc.†	315	4
Comtech Telecommunications Corp.†*	1,676	53
Consolidated Communications Holdings, Inc.	1,379	23
CPI International, Inc.*	500	6
DigitalGlobe, Inc.*	920	22
EMS Technologies, Inc.*	900	12
Extreme Networks, Inc.*	5,652	16
General Communication, Inc., Class A*	2,619	14
GeoEye, Inc.*	1,080	26
Global Crossing Ltd.†*	1,728	25
Globecomm Systems, Inc.†*	1,204	9
Harmonic, Inc.*	5,607	37
Hickory Tech Corp.†	720	6
Hughes Communications, Inc.*	521	15
Infinera Corp.†*	5,010	38
InterDigital, Inc.†*	2,609	67
Iowa Telecommunications Services, Inc.†	1,920	31
IPG Photonics Corp.†*	1,381	22
Ixia†*	1,998	15
Knology, Inc.*	1,770	20
KVH Industries, Inc.*	925	11
LogMeIn, Inc.*	445	8
Loral Space & Communications, Inc.†*	664	22
MasTec, Inc.†*	3,097	41
Netgear, Inc.*	2,050	52
Network Equipment Technologies, Inc.†*	1,666	8
Neutral Tandem, Inc.†*	1,987	32
Novatel Wireless, Inc.†*	1,882	13
NTELOS Holdings Corp.†	1,787	31
Oplink Communications, Inc.*	1,221	19
Opnext, Inc.†*	1,425	3
PAETEC Holding Corp.†*	7,289	29
Parkervision, Inc.†*	2,778	5
Plantronics, Inc.	2,916	83
Polycom, Inc.†*	5,020	131
Powerwave Technologies, Inc.†*	7,821	9
Preformed Line Products Co.	147	5
Premiere Global Services, Inc.*	3,725	28
RCN Corp.†*	2,106	23
RF Micro Devices, Inc.†*	15,830	67
SAVVIS, Inc.*	2,200	31
Shenandoah Telecommunications Co.†	1,389	25
ShoreTel, Inc.†*	2,630	16
Sonus Networks, Inc.*	12,336	26
SureWest Communications†*	1,020	9
Switch & Data Facilities Co., Inc.*	1,207	22
Sycamore Networks, Inc.	1,152	22
Symmetricom, Inc.†*	2,629	15
Syniverse Holdings, Inc.*	4,142	70
Tekelec*	3,992	66
USA Mobility, Inc.†	1,329	15
UTStarcom, Inc.†*	6,664	15
Viasat, Inc.†*	1,813	55

		2,345

Textiles - 0.1%
G&K Services, Inc., Class A	1,090	27
Unifirst Corp.	840	44

		71

Toys, Games & Hobbies - 0.1%
Jakks Pacific, Inc.†*	1,730	21
Leapfrog Enterprises, Inc.†*	2,311	13
RC2 Corp.*	1,220	17

		51

Transportation - 1.8%
Air Transport Services Group, Inc.*	3,271	8
American Commercial Lines, Inc.†*	529	12
Arkansas Best Corp.†	1,487	39
Atlas Air Worldwide Holdings, Inc.*	1,234	56
Bristow Group, Inc.†*	2,143	78
CAI International, Inc.†*	721	7

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    42    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Transportation - 1.8% continued
Celadon Group, Inc.*	1,159	$14
Dynamex, Inc.*	562	10
Eagle Bulk Shipping, Inc.†*	3,762	20
Echo Global Logistics, Inc.†*	405	5
Forward Air Corp.	1,688	41
Genco Shipping & Trading Ltd.†*	1,515	32
General Maritime Corp.†	3,006	22
Genesee & Wyoming, Inc., Class A†*	2,213	71
Golar LNG Ltd.†*	2,000	22
Gulfmark Offshore, Inc.*	1,359	33
Heartland Express, Inc.†	3,014	46
Horizon Lines, Inc., Class A†	2,013	8
HUB Group, Inc., Class A*	2,204	59
International Shipholding Corp.†	364	10
Knight Transportation, Inc.†	3,410	67
Knightsbridge Tankers Ltd.	966	15
Marten Transport Ltd.*	960	18
Nordic American Tanker Shipping†	2,799	81
Old Dominion Freight Line, Inc.*	1,648	51
Pacer International, Inc.†*	1,946	9
Patriot Transportation Holding, Inc.†*	88	8
PHI, Inc. N.V.*	800	16
RailAmerica, Inc.†*	1,377	16
Saia, Inc.*	841	11
Ship Finance International Ltd.†	2,583	41
Teekay Tankers Ltd., Class A†	697	7
Ultrapetrol (Bahamas) Ltd.*	1,300	7
Universal Truckload Services, Inc.†	410	7
USA Truck, Inc.†*	432	6
Werner Enterprises, Inc.†	2,552	57
YRC Worldwide, Inc.*	3,754	2

		1,012

Trucking & Leasing - 0.2%
Aircastle Ltd.	2,806	27
AMERCO*	530	28
Greenbrier Cos., Inc.*	1,117	10
TAL International Group, Inc.	882	16
Textainer Group Holdings Ltd.†	618	13
Willis Lease Finance Corp.†*	253	4

		98

Water - 0.4%
American States Water Co.†	1,083	35
Artesian Resources Corp., Class A†	471	9
California Water Service Group†	1,142	41
Connecticut Water Service, Inc.†	500	11
Consolidated Water Co. Ltd.†	851	10
Middlesex Water Co.†	800	13
Pennichuck Corp.†	245	5
Pico Holdings, Inc.*	1,355	46
SJW Corp.†	758	17
Southwest Water Co.†	1,410	10
York Water Co.†	469	6

		203

Total Common Stocks (Cost $59,828)		56,496

PREFERRED STOCKS - 0.0%
Healthcare - Products - 0.0%
MEDIQ, Inc., Series A (1) *	135	—

Total Preferred Stocks (Cost $ — )		—

INVESTMENT COMPANIES - 50.5%
Kayne Anderson Energy Development Co.	600	9
Northern Institutional Funds - Liquid Assets Portfolio (2) (3)	28,665,089	28,665

Total Investment Companies (Cost $28,679)		28,674

OTHER - 0.0%
Escrow DLB Oil & Gas (1) *	400	—
Escrow Position PetroCorp.(1) *	420	—

Total Other (Cost $ — )		—

RIGHTS - 0.0%
CSF Holdings, Inc.(1) *	2,000	—
Premierwest Bancorp†*	1,155	—

Total Rights (Cost $ — )		—

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    43    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued	FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
American Satellite Network (1) *	350	$—
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21*	88	—
Lantronix, Inc., Exp. 2/9/11*	152	—

Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.5%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.13%, 3/1/10	$153	$153
U.S. Treasury Bill,
0.10%, 5/6/10(4)	145	145

Total Short-Term Investments (Cost $298)		298

Total Investments - 150.6% (Cost $88,805)		85,468

Liabilities less Other Assets - (50.6)%		(28,727)

NET ASSETS - 100.0%		$56,741

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Investment in affiliated portfolio.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At February 28, 2010, the Small Company Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (000S)
E-Mini Russell 2000	5	314	Long	3/10	$18

Federal Tax Information:

At February 28, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$88,805

Gross tax appreciation of investments	$6,901
Gross tax depreciation of investments	(10,238)

Net tax depreciation of investments	$(3,337)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Company Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 28, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$56,496	(1)	$—	$—	$56,496
Investment Companies	28,674		—	—	28,674
Short-Term Investments	—		298	—	298

Total Investments	$85,170		$298	$—	$85,468

Other Financial Instruments*	$18		$—	$—	$18

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    44    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

FOCUSED GROWTH PORTFOLIO	FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%
Aerospace/Defense - 4.2%
Boeing (The) Co.†	12,870	$813
Rockwell Collins, Inc.	13,580	764
United Technologies Corp.	12,210	838

		2,415

Apparel - 2.0%
NIKE, Inc., Class B	17,125	1,158

Auto Parts & Equipment - 1.0%
Johnson Controls, Inc.†	19,155	596

Banks - 1.0%
Goldman Sachs Group (The), Inc.†	3,710	580

Beverages - 2.2%
PepsiCo, Inc.	20,650	1,290

Biotechnology - 3.1%
Celgene Corp.*	9,375	558
Gilead Sciences, Inc.*	16,955	807
Life Technologies Corp.†*	8,600	437

		1,802

Chemicals - 4.6%
Air Products & Chemicals, Inc.	8,680	595
Ecolab, Inc.	13,290	560
Monsanto Co.	8,980	635
Mosaic (The) Co.	14,710	859

		2,649

Coal - 0.5%
Peabody Energy Corp.†	6,740	310

Commercial Services - 2.8%
Mastercard, Inc., Class A†	5,880	1,319
Quanta Services, Inc.*	15,250	290

		1,609

Computers - 13.2%
Accenture PLC, Class A	14,630	585
Apple, Inc.†*	13,860	2,836
Cognizant Technology Solutions Corp., Class A*	12,280	591
EMC Corp.†*	17,075	298
Hewlett-Packard Co.	21,780	1,106
International Business Machines Corp.	11,215	1,426
NetApp, Inc.†*	11,860	356
Research In Motion Ltd.†*	6,585	467

		7,665

Cosmetics/Personal Care - 2.7%
Avon Products, Inc.	26,430	805
Procter & Gamble (The) Co.	11,620	735

		1,540

Diversified Financial Services - 3.0%
BlackRock, Inc.†	4,310	943
Charles Schwab (The) Corp.†	42,950	786

		1,729

Engineering & Construction - 0.3%
Shaw Group (The), Inc.*	5,645	196

Food - 1.1%
Sysco Corp.	21,355	617

Healthcare - Products - 7.1%
Alcon, Inc.	5,370	858
Covidien PLC	19,040	935
Intuitive Surgical, Inc.*	2,000	694
Johnson & Johnson	16,850	1,062
Medtronic, Inc.	13,370	580

		4,129

Healthcare - Services - 1.1%
UnitedHealth Group, Inc.	18,980	643

Internet - 5.8%
Amazon.com, Inc.*	8,620	1,021
Google, Inc., Class A*	4,420	2,328

		3,349

Machinery - Diversified - 0.8%
Cummins, Inc.†	8,300	471

Media - 1.9%
Walt Disney (The) Co.†	34,720	1,085

Mining - 2.6%
BHP Billiton Ltd. ADR†	13,430	985
Freeport-McMoRan Copper & Gold, Inc.†	7,060	531

		1,516

Miscellaneous Manufacturing - 1.5%
Danaher Corp.	11,910	881

Oil & Gas - 4.3%
Apache Corp.	9,697	1,005
Talisman Energy, Inc.†	36,830	674
Transocean Ltd.*	10,040	801

		2,480

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    45    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

FOCUSED GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8% continued
Oil & Gas Services - 3.4%
National-Oilwell Varco, Inc.	18,680	$812
Schlumberger Ltd.†	19,270	1,177

		1,989

Pharmaceuticals - 6.0%
Abbott Laboratories	21,350	1,159
Forest Laboratories, Inc.†*	14,065	420
McKesson Corp.†	9,410	557
Medco Health Solutions, Inc.†*	4,700	297
Teva Pharmaceutical Industries Ltd. ADR	17,670	1,060

		3,493

Retail - 5.1%
Costco Wholesale Corp.	11,900	726
Kohl’s Corp.†*	11,640	627
McDonald’s Corp.†	15,225	972
Wal-Mart Stores, Inc.	11,160	603

		2,928

Software - 8.7%
Adobe Systems, Inc.†*	25,070	869
Cerner Corp.†*	10,390	862
Microsoft Corp.	55,080	1,578
Oracle Corp.	54,070	1,333
Salesforce.com, Inc.†*	6,355	432

		5,074

Telecommunications - 4.6%
Cisco Systems, Inc.*	75,185	1,829
Juniper Networks, Inc.*	10,940	306
QUALCOMM, Inc.	15,195	558

		2,693

Transportation - 1.2%
FedEx Corp.†	8,155	691

Total Common Stocks (Cost $47,356)		55,578

INVESTMENT COMPANIES - 32.9%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	19,123,318	19,123

Total Investment Companies (Cost $19,123)		19,123

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.9%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.13%, 3/1/10	$2,242	$2,242

Total Short-Term Investments (Cost $2,242)		2,242

Total Investments - 132.6% (Cost $68,721)		76,943

Liabilities less Other Assets - (32.6)%		(18,896)

NET ASSETS - 100.0%		$58,047

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$68,721

Gross tax appreciation of investments	$8,705
Gross tax depreciation of investments	(483)

Net tax appreciation of investments	$8,222

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    46    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Focused Growth Portfolio’s investments, which are carried at fair value, as of February 28, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$55,578	(1)	$—	$—	$55,578
Investment Companies	19,123		—	—	19,123
Short-Term Investments	—		2,242	—	2,242

Total Investments	$74,701		$2,242	$—	$76,943

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    47    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%
Aerospace/Defense - 3.8%
L-3 Communications Holdings, Inc.†	1,142	$104
Raytheon Co.†	1,911	108
Rolls-Royce Group PLC ADR†	2,620	111
United Technologies Corp.	2,108	145

		468

Agriculture - 1.8%
Philip Morris International, Inc.	4,430	217

Apparel - 2.4%
Coach, Inc.†	3,690	134
Polo Ralph Lauren Corp.†	2,013	161

		295

Banks - 9.9%
Bank of America Corp.	15,807	263
Citigroup, Inc.†*	28,117	96
Goldman Sachs Group (The), Inc.†	836	131
JPMorgan Chase & Co.	6,495	273
Morgan Stanley	4,161	117
State Street Corp.(1)	2,408	108
SunTrust Banks, Inc.†	4,343	103
Wells Fargo & Co.	3,905	107

		1,198

Beverages - 1.6%
Dr Pepper Snapple Group, Inc.†	3,774	120
PepsiCo, Inc.	1,256	78

		198

Biotechnology - 0.8%
Amgen, Inc.*	1,607	91

Chemicals - 1.2%
Potash Corp. of Saskatchewan, Inc.(1) †	1,315	145

Coal - 0.5%
Arch Coal, Inc.	2,786	63

Computers - 7.7%
Apple, Inc.†*	587	120
Brocade Communications Systems, Inc.†*	14,934	87
EMC Corp.*	8,029	140
Hewlett-Packard Co.	5,311	270
International Business Machines Corp.	1,610	205
Seagate Technology†*	5,494	109

		931

Cosmetics/Personal Care - 1.4%
Procter & Gamble (The) Co.	2,726	173

Diversified Financial Services - 0.4%
Discover Financial Services	3,848	53

Electric - 2.6%
Entergy Corp.	1,176	90
FPL Group, Inc.†	1,593	74
NRG Energy, Inc.†*	6,879	150

		314

Food - 2.3%
General Mills, Inc.†	2,228	161
Unilever PLC ADR	4,146	122

		283

Healthcare - Products - 3.2%
Covidien PLC	3,472	171
Johnson & Johnson	3,558	224

		395

Healthcare - Services - 3.3%
Humana, Inc.*	1,911	90
Quest Diagnostics, Inc.	1,271	72
Tenet Healthcare Corp.*	23,268	123
WellPoint, Inc.*	1,954	121

		406

Home Builders - 1.4%
Pulte Homes, Inc.†*	15,919	172

Insurance - 4.9%
ACE Ltd.	2,163	108
Conseco, Inc.†*	25,838	129
Genworth Financial, Inc., Class A†*	8,683	138
Unum Group†	4,791	100
XL Capital Ltd., Class A†	6,724	123

		598

Internet - 2.4%
AOL, Inc.†*	3,194	79
Google, Inc., Class A*	265	140
GSI Commerce, Inc.†*	2,744	68

		287

Machinery - Construction & Mining - 1.0%
Joy Global, Inc.†	2,376	121

Machinery - Diversified - 0.9%
Cummins, Inc.(1) †	1,857	105

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    48    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Media - 2.0%
Time Warner, Inc.	4,792	$139
Walt Disney (The) Co.†	3,313	104

		243

Metal Fabrication/Hardware - 1.0%
Precision Castparts Corp.	1,090	123

Mining - 1.5%
Sterlite Industries India Ltd. ADR†	4,807	81
Vale S.A. ADR†	3,484	97

		178

Miscellaneous Manufacturing - 2.8%
Dover Corp.	2,415	109
General Electric Co.	7,395	119
Parker Hannifin Corp.	1,762	106

		334

Oil & Gas - 11.1%
Apache Corp.	874	91
Chevron Corp.	3,613	261
Ensco International PLC†	2,263	100
Exxon Mobil Corp.†	4,567	297
Noble Corp.†	3,275	138
Occidental Petroleum Corp.(1)	2,909	232
Petroleo Brasileiro S.A. ADR†	2,711	116
Talisman Energy, Inc.†	6,090	111

		1,346

Pharmaceuticals - 6.6%
Cephalon, Inc.†*	1,769	121
Forest Laboratories, Inc.*	4,122	123
Mead Johnson Nutrition Co.	2,510	119
Merck & Co., Inc.	6,971	257
Pfizer, Inc.	4,807	84
Teva Pharmaceutical Industries Ltd. ADR	1,576	95

		799

Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.†	3,300	61

Retail - 7.1%
Best Buy Co., Inc.†	1,444	53
Gap (The), Inc.	5,829	125
McDonald’s Corp.	1,816	116
Nordstrom, Inc.†	2,713	100
TJX Cos., Inc.	3,950	164
Wal-Mart Stores, Inc.	5,631	305

		863

Semiconductors - 3.2%
ASML Holding N.V. (Registered) (1)†	4,524	139
Intel Corp.	8,344	171
Texas Instruments, Inc.	3,428	84

		394

Software - 3.9%
Activision Blizzard, Inc.	8,594	91
Check Point Software Technologies*	2,690	88
Microsoft Corp.	10,122	290

		469

Telecommunications - 4.5%
AT&T, Inc.	3,888	96
Cisco Systems, Inc.*	5,800	141
QUALCOMM, Inc.	2,062	76
Qwest Communications International, Inc.†	27,717	126
Verizon Communications, Inc.	3,861	112

		551

Transportation - 1.0%
Kansas City Southern†*	3,681	126

Total Common Stocks (Cost $9,520)		12,000

INVESTMENT COMPANIES - 36.8%
Northern Institutional Funds - Liquid Assets Portfolio (2) (3)	4,481,651	4,482

Total Investment Companies (Cost $4,482)		4,482

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    49    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORTFOLIO continued	FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.1%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.13%, 3/1/10	$140	$140

Total Short-Term Investments (Cost $140)		140

Total Investments - 136.6% (Cost $14,142)		16,622

Liabilities less Other Assets - (36.6)%		(4,457)

NET ASSETS - 100.0%		$12,165

(1)	A portion of the security is held to cover open written option contracts.
(2)	Investment in affiliated portfolio.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$14,142

Gross tax appreciation of investments	$2,595
Gross tax depreciation of investments	(114)

Net tax appreciation of investments	$2,481

At February 28, 2010, the Diversified Growth Portfolio had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	UNREALIZED GAIN (LOSS) (000S)
ASML Holding N.V. (Registered)
Exp. Date 3/20/10, Strike Price $35.00	(5)	$—
Cummins, Inc.
Exp. Date 3/20/10, Strike Price $60.00	(2)	—
Occidental Petroleum Corp.
Exp. Date 3/20/10, Strike Price $90.00	(3)	—
Potash Corp. of Saskatchewan, Inc.
Exp. Date 3/20/10, Strike Price $135.00	(2)	—
State Street Corp.
Exp. Date 3/20/10, Strike Price $50.00	(4)	—

Total Written Option Contracts (Premiums Received $ 1)		$—

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Diversified Growth Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 28, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$12,000	(1)	$—	$—	$12,000
Investment Companies	4,482		—	—	4,482
Short-Term Investments	—		140	—	140

Total Investments	$16,482		$140	$—	$16,622

Other Financial Instruments*	$—	(2)	$—	$—	$—

(1)	Classifications as defined in the Schedule of Investments.
(2)	Amount rounds to less than $1,000.
*	Other financial instruments include futures, fowards and options, if applicable.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    50    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO	FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%
Advertising - 0.2%
Interpublic Group of Cos., Inc.*	21,855	$164
Omnicom Group, Inc.	14,174	519

		683

Aerospace/Defense - 2.3%
Boeing (The) Co.	33,301	2,103
General Dynamics Corp.	17,706	1,285
Goodrich Corp.	5,617	369
L-3 Communications Holdings, Inc.	5,322	486
Lockheed Martin Corp.	14,612	1,136
Northrop Grumman Corp.	14,410	883
Raytheon Co.	17,473	983
Rockwell Collins, Inc.	7,201	405
United Technologies Corp.	42,870	2,943

		10,593

Agriculture - 1.7%
Altria Group, Inc.	94,851	1,908
Archer-Daniels-Midland Co.	29,420	864
Lorillard, Inc.	7,375	539
Philip Morris International, Inc.	87,141	4,268
Reynolds American, Inc.	7,722	408

		7,987

Airlines - 0.1%
Southwest Airlines Co.	34,045	428

Apparel - 0.5%
Coach, Inc.	14,627	533
NIKE, Inc., Class B	17,858	1,207
Polo Ralph Lauren Corp.†	2,538	203
VF Corp.	4,132	320

		2,263

Auto Manufacturers - 0.5%
Ford Motor Co.†*	151,376	1,777
PACCAR, Inc.†	16,652	589

		2,366

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co.*	11,023	143
Johnson Controls, Inc.	30,826	959

		1,102

Banks - 8.8%
Bank of America Corp.	455,010	7,581
Bank of New York Mellon (The) Corp.	55,151	1,573
BB&T Corp.	31,737	906
Capital One Financial Corp.	20,664	780
Citigroup, Inc.*	892,733	3,035
Comerica, Inc.†	6,858	247
Fifth Third Bancorp	36,625	447
First Horizon National Corp.†*	10,321	132
First Horizon National Corp. - Fractional Shares*	34,850	—
Goldman Sachs Group (The), Inc.	23,469	3,669
Huntington Bancshares, Inc.†	33,718	162
JPMorgan Chase & Co.	180,410	7,572
KeyCorp†	40,509	290
M&T Bank Corp.†	3,837	297
Marshall & Ilsley Corp.†	23,607	167
Morgan Stanley	62,201	1,753
Northern Trust Corp.(1) (2)	10,446	557
PNC Financial Services Group, Inc.	23,702	1,274
Regions Financial Corp.†	53,929	364
State Street Corp.	22,736	1,021
SunTrust Banks, Inc.†	22,943	546
U.S. Bancorp	87,640	2,157
Wells Fargo & Co.	234,056	6,399
Zions Bancorporation†	6,193	115

		41,044

Beverages - 2.5%
Brown-Forman Corp., Class B†	4,869	255
Coca-Cola (The) Co.	106,027	5,590
Coca-Cola Enterprises, Inc.	14,872	380
Constellation Brands, Inc., Class A*	9,384	141
Dr Pepper Snapple Group, Inc.	11,524	366
Molson Coors Brewing Co., Class B†	7,066	285
Pepsi Bottling Group, Inc.	6,757	258
PepsiCo, Inc.	71,410	4,461

		11,736

Biotechnology - 1.7%
Amgen, Inc.*	46,318	2,622
Biogen Idec, Inc.*	12,340	679
Celgene Corp.*	21,037	1,252
Genzyme Corp.*	12,178	697
Gilead Sciences, Inc.*	41,177	1,960
Life Technologies Corp.*	8,103	411
Millipore Corp.*	2,568	243

		7,864

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    51    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Building Materials - 0.1%
Masco Corp.	16,444	$220

Chemicals - 1.9%
Air Products & Chemicals, Inc.	9,679	664
Airgas, Inc.	3,740	240
CF Industries Holdings, Inc.	2,185	232
Dow Chemical (The) Co.	52,435	1,484
E.I. du Pont de Nemours & Co.	41,437	1,397
Eastman Chemical Co.	3,222	192
Ecolab, Inc.	10,905	460
FMC Corp.	3,213	184
International Flavors & Fragrances, Inc.	3,596	151
Monsanto Co.	24,921	1,761
PPG Industries, Inc.	7,650	471
Praxair, Inc.	14,031	1,054
Sherwin-Williams (The) Co.†	4,423	280
Sigma-Aldrich Corp.†	5,533	264

		8,834

Coal - 0.2%
Consol Energy, Inc.	8,274	417
Massey Energy Co.†	3,883	167
Peabody Energy Corp.	12,248	563

		1,147

Commercial Services - 1.6%
Apollo Group, Inc., Class A*	5,803	347
Automatic Data Processing, Inc.	23,230	967
DeVry, Inc.	2,838	179
Equifax, Inc.	5,887	190
H&R Block, Inc.	15,546	269
Iron Mountain, Inc.*	8,506	220
Mastercard, Inc., Class A†	4,418	991
Monster Worldwide, Inc.†*	5,892	82
Moody’s Corp.†	8,858	236
Paychex, Inc.†	14,735	441
Quanta Services, Inc.*	9,907	188
R.R. Donnelley & Sons Co.	9,380	187
Robert Half International, Inc.†	6,768	189
SAIC, Inc.†*	13,805	272
Total System Services, Inc.	9,111	130
Visa, Inc., Class A†	20,440	1,743
Washington Post (The) Co., Class B	293	123
Western Union (The) Co.	31,598	499

		7,253

Computers - 5.8%
Apple, Inc.*	41,188	8,428
Cognizant Technology Solutions Corp., Class A*	13,495	649
Computer Sciences Corp.*	6,902	357
Dell, Inc.*	78,603	1,040
EMC Corp.*	93,475	1,635
Hewlett-Packard Co.	108,516	5,512
International Business Machines Corp.	60,152	7,649
Lexmark International, Inc., Class A†*	3,682	124
NetApp, Inc.*	15,456	464
SanDisk Corp.*	10,279	299
Teradata Corp.*	7,765	237
Western Digital Corp.*	10,336	399

		26,793

Cosmetics/Personal Care - 2.4%
Avon Products, Inc.	19,574	596
Colgate-Palmolive Co.	22,748	1,887
Estee Lauder (The) Cos., Inc., Class A†	5,355	322
Procter & Gamble (The) Co.	133,732	8,462

		11,267

Distribution/Wholesale - 0.2%
Fastenal Co.†	6,036	268
Genuine Parts Co.	7,290	294
W.W. Grainger, Inc.	2,937	299

		861

Diversified Financial Services - 1.7%
American Express Co.	54,488	2,081
Ameriprise Financial, Inc.	11,663	467
Charles Schwab (The) Corp.	43,864	803
CME Group, Inc.	3,061	924
Discover Financial Services	25,145	343
E*TRADE Financial Corp.*	70,209	113
Federated Investors, Inc., Class B†	4,087	102
Franklin Resources, Inc.	6,827	694
IntercontinentalExchange, Inc.*	3,347	359
Invesco Ltd.	19,522	383
Janus Capital Group, Inc.†	8,527	107
Legg Mason, Inc.†	7,255	188
Nasdaq OMX Group (The), Inc.*	6,920	129
NYSE Euronext†	11,845	312
SLM Corp.*	21,935	245
T.Rowe Price Group, Inc.†	11,740	595

		7,845

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    52    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Electric - 3.1%
AES (The) Corp.*	30,170	$353
Allegheny Energy, Inc.†	7,633	173
Ameren Corp.	10,639	263
American Electric Power Co., Inc.	21,956	738
CMS Energy Corp.†	10,872	166
Consolidated Edison, Inc.†	12,851	549
Constellation Energy Group, Inc.	9,120	320
Dominion Resources, Inc.	27,276	1,036
DTE Energy Co.	7,535	327
Duke Energy Corp.	59,425	972
Edison International	14,932	487
Entergy Corp.	8,677	659
Exelon Corp.	30,126	1,305
FirstEnergy Corp.†	13,945	539
FPL Group, Inc.	19,005	881
Integrys Energy Group, Inc.†	3,549	156
Northeast Utilities	7,914	203
NRG Energy, Inc.†*	11,896	260
Pepco Holdings, Inc.†	10,225	172
PG&E Corp.	16,966	711
Pinnacle West Capital Corp.†	4,741	173
PPL Corp.	17,248	491
Progress Energy, Inc.†	12,766	489
Public Service Enterprise Group, Inc.	23,243	691
SCANA Corp.	5,136	185
Southern Co.	36,744	1,167
TECO Energy, Inc.†	10,127	155
Wisconsin Energy Corp.†	5,284	256
Xcel Energy, Inc.	20,835	434

		14,311

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	34,369	1,627
Molex, Inc.†	6,310	129

		1,756

Electronics - 0.5%
Agilent Technologies, Inc.*	15,811	497
Amphenol Corp., Class A	7,855	327
FLIR Systems, Inc.*	6,838	183
Jabil Circuit, Inc.	8,615	131
PerkinElmer, Inc.	5,646	125
Thermo Fisher Scientific, Inc.*	18,612	908
Waters Corp.*	4,284	256

		2,427

Energy - Alternate Sources - 0.1%
First Solar, Inc.†*	2,166	229

Engineering & Construction - 0.1%
Fluor Corp.	8,119	348
Jacobs Engineering Group, Inc.*	5,833	226

		574

Entertainment - 0.1%
International Game Technology†	13,430	236

Environmental Control - 0.3%
Republic Services, Inc.	14,665	413
Stericycle, Inc.*	3,876	214
Waste Management, Inc.	22,450	741

		1,368

Food - 2.0%
Campbell Soup Co.	8,869	296
ConAgra Foods, Inc.	20,101	492
Dean Foods Co.*	8,586	125
General Mills, Inc.†	14,948	1,076
H.J. Heinz Co.	14,414	662
Hershey (The) Co.†	7,769	309
Hormel Foods Corp.†	3,244	133
JM Smucker (The) Co.	5,373	321
Kellogg Co.	11,657	608
Kraft Foods, Inc., Class A	79,387	2,257
Kroger (The) Co.	29,905	661
McCormick & Co., Inc.†	5,833	216
Safeway, Inc.	18,572	463
Sara Lee Corp.	31,943	433
SUPERVALU, Inc.†	9,725	148
Sysco Corp.	27,164	785
Tyson Foods, Inc., Class A	14,005	239
Whole Foods Market, Inc.*	7,798	277

		9,501

Forest Products & Paper - 0.3%
International Paper Co.	19,837	459
MeadWestvaco Corp.	7,790	179
Plum Creek Timber Co., Inc.†	7,662	274
Weyerhaeuser Co.†	9,732	393

		1,305

Gas - 0.2%
Centerpoint Energy, Inc.	17,532	234
Nicor, Inc.	2,152	90
NiSource, Inc.†	12,890	194

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    53    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Gas - 0.2% continued
Sempra Energy	11,285	$555

		1,073

Hand/Machine Tools - 0.1%
Black & Decker Corp.†	2,802	203
Snap-On, Inc.†	2,723	115
Stanley Works (The)†	3,757	215

		533

Healthcare - Products - 3.7%
Baxter International, Inc.	27,631	1,573
Becton, Dickinson & Co.	10,855	845
Boston Scientific Corp.*	69,028	534
C.R. Bard, Inc.	4,372	366
CareFusion Corp.*	7,931	200
DENTSPLY International, Inc.	6,993	232
Hospira, Inc.*	7,385	387
Intuitive Surgical, Inc.*	1,743	605
Johnson & Johnson	126,253	7,954
Medtronic, Inc.	50,685	2,200
Patterson Cos., Inc.†*	4,279	127
St. Jude Medical, Inc.*	15,263	583
Stryker Corp.†	12,939	687
Varian Medical Systems, Inc.*	5,694	279
Zimmer Holdings, Inc.*	9,782	561

		17,133

Healthcare - Services - 1.3%
Aetna, Inc.	19,785	593
CIGNA Corp.	12,513	429
Coventry Health Care, Inc.*	6,920	161
DaVita, Inc.*	4,580	282
Humana, Inc.*	7,854	372
Laboratory Corp. of America Holdings†*	4,941	362
Quest Diagnostics, Inc.	7,082	402
Tenet Healthcare Corp.*	19,594	103
UnitedHealth Group, Inc.	53,165	1,800
WellPoint, Inc.*	21,008	1,300

		5,804

Holding Companies - Diversified - 0.0%
Leucadia National Corp.*	8,572	203

Home Builders - 0.1%
D.R. Horton, Inc.†	12,540	155
Lennar Corp., Class A†	7,217	118
Pulte Homes, Inc.†*	14,566	158

		431

Home Furnishings - 0.1%
Harman International Industries, Inc.†*	3,278	141
Whirlpool Corp.†	3,334	281

		422

Household Products/Wares - 0.4%
Avery Dennison Corp.	5,144	162
Clorox Co.	6,308	387
Fortune Brands, Inc.†	6,836	300
Kimberly-Clark Corp.	18,948	1,151

		2,000

Housewares - 0.0%
Newell Rubbermaid, Inc.†	13,044	179

Insurance - 3.8%
Aflac, Inc.	21,443	1,060
Allstate (The) Corp.	24,630	770
American International Group, Inc.†*	6,170	153
AON Corp.	12,502	512
Assurant, Inc.	5,423	165
Berkshire Hathaway, Inc., Class A*	10	1,198
Berkshire Hathaway, Inc., Class B†*	61,045	4,891
Chubb Corp.	15,692	792
Cincinnati Financial Corp.†	7,176	193
Genworth Financial, Inc., Class A*	22,054	352
Hartford Financial Services Group, Inc.	17,388	424
Lincoln National Corp.	13,658	344
Loews Corp.	16,613	606
Marsh & McLennan Cos., Inc.	24,042	558
MetLife, Inc.	37,545	1,366
Principal Financial Group, Inc.	14,571	338
Progressive (The) Corp.	30,694	526
Prudential Financial, Inc.	21,168	1,109
Torchmark Corp.	3,776	176
Travelers (The) Cos., Inc.	24,958	1,313
Unum Group†	15,178	316
XL Capital Ltd., Class A	15,915	291

		17,453

Internet - 2.5%
Akamai Technologies, Inc.†*	7,978	210
Amazon.com, Inc.*	15,307	1,812
eBay, Inc.*	51,453	1,184

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    54    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Internet - 2.5% continued
Expedia, Inc.†*	9,394	$209
Google, Inc., Class A*	11,052	5,822
McAfee, Inc.*	7,371	293
priceline.com, Inc.*	2,054	466
Symantec Corp.*	37,347	618
VeriSign, Inc.†*	9,049	225
Yahoo!, Inc.*	54,465	834

		11,673

Iron/Steel - 0.3%
AK Steel Holding Corp.	4,928	106
Allegheny Technologies, Inc.†	4,536	198
Cliffs Natural Resources, Inc.	5,915	334
Nucor Corp.†	14,426	597
United States Steel Corp.†	6,518	345

		1,580

Leisure Time - 0.2%
Carnival Corp.	20,098	723
Harley-Davidson, Inc.†	10,590	260

		983

Lodging - 0.2%
Marriott International, Inc., Class A†	11,781	319
Marriott International, Inc., Class A - Fractional Shares*	3,681	—
Starwood Hotels & Resorts Worldwide, Inc.†	8,437	327
Wyndham Worldwide Corp.	8,292	191
Wynn Resorts Ltd.†	3,057	194

		1,031

Machinery - Construction & Mining - 0.4%
Caterpillar, Inc.	28,459	1,624

Machinery - Diversified - 0.5%
Cummins, Inc.	9,246	525
Deere & Co.	19,421	1,113
Flowserve Corp.	2,486	249
Rockwell Automation, Inc.	6,612	358
Roper Industries, Inc.	4,086	226

		2,471

Media - 2.7%
CBS Corp., Class B	31,045	403
Comcast Corp., Class A	130,663	2,148
DIRECTV, Class A*	43,856	1,485
Discovery Communications, Inc., Class A*	12,976	404
Gannett Co., Inc.	10,711	162
McGraw-Hill (The) Cos., Inc.	14,396	492
Meredith Corp.†	1,573	48
New York Times (The) Co., Class A†*	5,093	56
News Corp., Class A	103,313	1,381
Scripps Networks Interactive, Inc., Class A	4,077	161
Time Warner Cable, Inc.†	16,057	750
Time Warner, Inc.	53,502	1,554
Viacom, Inc., Class B*	27,720	822
Walt Disney (The) Co.	88,085	2,752

		12,618

Metal Fabrication/Hardware - 0.2%
Precision Castparts Corp.	6,450	727

Mining - 0.8%
Alcoa, Inc.	44,783	596
Freeport-McMoRan Copper & Gold, Inc.	19,738	1,483
Newmont Mining Corp.	22,405	1,104
Titanium Metals Corp.†*	4,083	48
Vulcan Materials Co.†	5,874	255

		3,486

Miscellaneous Manufacturing - 3.4%
3M Co.	32,413	2,598
Danaher Corp.	11,944	884
Dover Corp.	8,528	386
Eastman Kodak Co.†*	11,267	67
Eaton Corp.	7,565	515
General Electric Co.	487,346	7,827
Honeywell International, Inc.	34,993	1,405
Illinois Tool Works, Inc.	17,628	802
ITT Corp.	8,345	428
Leggett & Platt, Inc.†	7,038	133
Pall Corp.	5,395	213
Parker Hannifin Corp.	7,264	438
Textron, Inc.†	12,205	243

		15,939

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.†	9,223	211
Xerox Corp.	61,737	579

		790

Oil & Gas - 8.9%
Anadarko Petroleum Corp.	22,521	1,579
Apache Corp.	15,362	1,592

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    55    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Oil & Gas - 8.9% continued
Cabot Oil & Gas Corp.	4,582	$184
Chesapeake Energy Corp.	29,661	788
Chevron Corp.	91,751	6,634
ConocoPhillips	67,887	3,258
Denbury Resources, Inc.*	11,719	165
Devon Energy Corp.	20,338	1,400
Diamond Offshore Drilling, Inc.†	3,165	276
EOG Resources, Inc.	11,598	1,091
EQT Corp.	5,956	261
Exxon Mobil Corp.	217,163	14,116
Helmerich & Payne, Inc.	4,830	196
Hess Corp.	13,413	789
Marathon Oil Corp.	32,582	943
Murphy Oil Corp.	8,755	454
Nabors Industries Ltd.*	12,915	285
Noble Energy, Inc.	7,906	574
Occidental Petroleum Corp.	37,200	2,970
Pioneer Natural Resources Co.	5,204	243
Questar Corp.	7,978	335
Range Resources Corp.	7,175	363
Rowan Cos., Inc.†*	5,114	133
Southwestern Energy Co.*	15,739	670
Sunoco, Inc.	5,379	142
Tesoro Corp.†	6,125	73
Valero Energy Corp.	25,779	452
XTO Energy, Inc.	26,602	1,216

		41,182

Oil & Gas Services - 1.7%
Baker Hughes, Inc.†	14,177	679
BJ Services Co.	13,736	300
Cameron International Corp.*	11,205	461
FMC Technologies, Inc.*	5,670	319
Halliburton Co.	41,300	1,245
National-Oilwell Varco, Inc.	19,247	837
Schlumberger Ltd.	54,952	3,358
Smith International, Inc.	11,182	458

		7,657

Packaging & Containers - 0.2%
Ball Corp.	4,292	232
Bemis Co., Inc.	5,100	149
Owens-Illinois, Inc.*	7,888	234
Pactiv Corp.*	6,286	156
Sealed Air Corp.†	7,471	152

		923

Pharmaceuticals - 5.6%
Abbott Laboratories	70,816	3,844
Allergan, Inc.	14,165	828
AmerisourceBergen Corp.	13,370	375
Bristol-Myers Squibb Co.	78,344	1,920
Cardinal Health, Inc.	16,576	563
Cephalon, Inc.†*	3,340	229
Eli Lilly & Co.	46,265	1,589
Express Scripts, Inc.*	12,607	1,210
Forest Laboratories, Inc.*	13,772	412
King Pharmaceuticals, Inc.*	11,135	125
McKesson Corp.	12,295	727
Mead Johnson Nutrition Co.,	9,264	438
Medco Health Solutions, Inc.*	21,781	1,378
Merck & Co., Inc.	139,825	5,157
Mylan, Inc.†*	13,829	295
Pfizer, Inc.	369,425	6,483
Watson Pharmaceuticals, Inc.*	4,738	189

		25,762

Pipelines - 0.3%
El Paso Corp.	31,907	334
Spectra Energy Corp.	29,666	647
Williams (The) Cos., Inc.	26,802	577

		1,558

Real Estate - 0.0%
CB Richard Ellis Group, Inc., Class A†*	12,652	167

Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co., Class A†	5,333	89
AvalonBay Communities, Inc.†	3,652	297
Boston Properties, Inc.	6,299	428
Equity Residential	12,494	451
HCP, Inc.†	13,226	380
Health Care REIT, Inc.†	5,465	231
Host Hotels & Resorts, Inc.*	29,040	340
Kimco Realty Corp.	18,791	261
ProLogis†	21,405	276
Public Storage†	6,335	521
Simon Property Group, Inc.	13,139	1,029
Ventas, Inc.	7,101	314

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    56    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Real Estate Investment Trusts - 1.1% continued
Vornado Realty Trust	7,104	$467

		5,084

Retail - 6.1%
Abercrombie & Fitch Co., Class A	4,047	147
AutoNation, Inc.†*	4,060	72
AutoZone, Inc.*	1,387	230
Bed Bath & Beyond, Inc.*	11,956	497
Best Buy Co., Inc.	15,603	570
Big Lots, Inc.*	3,771	126
Costco Wholesale Corp.	19,916	1,214
CVS Caremark Corp.	64,555	2,179
Darden Restaurants, Inc.	6,400	260
Family Dollar Stores, Inc.	6,300	208
GameStop Corp., Class A†*	7,588	131
Gap (The), Inc.	21,610	465
Home Depot (The), Inc.	77,764	2,426
J.C. Penney Co., Inc.	10,754	297
Kohl’s Corp.*	14,041	756
Limited Brands, Inc.	12,032	266
Lowe’s Cos., Inc.	67,334	1,596
Macy’s, Inc.	19,131	366
McDonald’s Corp.	49,376	3,153
Nordstrom, Inc.†	7,430	274
Office Depot, Inc.*	12,836	93
O’Reilly Automotive, Inc.†*	6,160	242
RadioShack Corp.	5,674	111
Ross Stores, Inc.†	5,840	286
Sears Holdings Corp.†*	2,200	210
Staples, Inc.	33,085	852
Starbucks Corp.*	33,931	777
Target Corp.	34,503	1,778
Tiffany & Co.	5,829	259
TJX Cos., Inc.	19,234	801
Urban Outfitters, Inc.*	6,069	195
Walgreen Co.	45,208	1,593
Wal-Mart Stores, Inc.	97,675	5,281
Yum! Brands, Inc.	21,429	723

		28,434

Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	21,693	293
People’s United Financial, Inc.	15,965	252

		545

Semiconductors - 2.5%
Advanced Micro Devices, Inc.*	25,862	205
Altera Corp.†	13,371	327
Analog Devices, Inc.	13,267	388
Applied Materials, Inc.	61,335	751
Broadcom Corp., Class A	19,751	619
Intel Corp.	252,895	5,192
Kla-Tencor Corp.	7,867	229
Linear Technology Corp.†	10,407	283
LSI Corp.*	30,198	163
MEMC Electronic Materials, Inc.†*	10,342	125
Microchip Technology, Inc.†	8,212	222
Micron Technology, Inc.†*	38,505	349
National Semiconductor Corp.†	10,777	156
Novellus Systems, Inc.*	4,532	100
NVIDIA Corp.*	25,320	410
QLogic Corp.†*	5,069	92
Teradyne, Inc.†*	8,088	81
Texas Instruments, Inc.	57,447	1,400
Xilinx, Inc.	12,520	323

		11,415

Software - 4.1%
Adobe Systems, Inc.*	24,014	832
Autodesk, Inc.*	10,383	289
BMC Software, Inc.*	8,487	313
CA, Inc.	17,967	404
Citrix Systems, Inc.*	8,271	356
Compuware Corp.*	10,250	77
Dun & Bradstreet Corp.	2,374	167
Electronic Arts, Inc.*	15,186	252
Fidelity National Information Services, Inc.	15,188	342
Fiserv, Inc.*	7,018	338
Intuit, Inc.*	14,467	468
Microsoft Corp.	353,537	10,132
Novell, Inc.*	16,626	78
Oracle Corp.	178,986	4,412
Red Hat, Inc.*	8,375	235
Salesforce.com, Inc.†*	5,118	348

		19,043

Telecommunications - 5.4%
American Tower Corp., Class A*	18,436	786
AT&T, Inc.	269,996	6,699
CenturyTel, Inc.	13,551	464
Cisco Systems, Inc.*	263,476	6,410

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    57    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Telecommunications - 5.4% continued
Corning, Inc.	71,283	$1,257
Frontier Communications Corp.†	14,942	116
Harris Corp.	5,993	271
JDS Uniphase Corp.*	10,615	114
Juniper Networks, Inc.*	24,061	673
MetroPCS Communications, Inc.†*	12,585	78
Motorola, Inc.*	105,184	711
QUALCOMM, Inc.	76,458	2,805
Qwest Communications International, Inc.†	67,213	307
Sprint Nextel Corp.†*	135,964	453
Tellabs, Inc.	17,819	123
Verizon Communications, Inc.	129,855	3,757
Windstream Corp.	20,340	206

		25,230

Textiles - 0.0%
Cintas Corp.†	6,207	154

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.†	5,630	201
Mattel, Inc.	16,766	369

		570

Transportation - 1.7%
C.H. Robinson Worldwide, Inc.†	7,632	407
CSX Corp.	18,047	857
Expeditors International of Washington, Inc.	9,687	353
FedEx Corp.	14,302	1,212
Norfolk Southern Corp.	16,894	869
Ryder System, Inc.	2,526	89
Union Pacific Corp.	23,093	1,556
United Parcel Service, Inc., Class B	45,527	2,674

		8,017

Total Common Stocks (Cost $499,238)		455,887

INVESTMENT COMPANIES - 5.8%
Northern Institutional Funds - Liquid Assets Portfolio (3) (4)	27,009,425	27,009

Total Investment Companies (Cost $27,009)		27,009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 1.6%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.13%, 3/1/10	$5,935	$5,935
U.S. Treasury Bill,
0.11%, 5/6/10(5)	1,470	1,470

Total Short-Term Investments (Cost $7,405)		7,405

Total Investments - 105.6% (Cost $533,652)		490,301

Liabilities less Other Assets - (5.6)%		(26,096)

NET ASSETS - 100.0%		$464,205

(1)	At November 30, 2009, the value of the Portfolio’s investment in Northern Trust Corp. was approximately $517,000. The net change in unrealized appreciation during the three months ended February 28, 2010 was approximately $40,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated portfolio.
(4)	Investment relates to cash collateral received from portfolio securities loaned.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$533,652

Gross tax appreciation of investments	$34,009
Gross tax depreciation of investments	(77,360)

Net tax depreciation of investments	$(43,351)

At February 28, 2010, the Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (000S)
S&P 500 E-Mini	152	$8,386	Long	3/10	$93

See Notes to the Financial Statements.

EQUITY PORTFOLIOS    58    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 28, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$455,887	(1)	$—	$—	$455,887
Investment Companies	27,009		—	—	27,009
Short-Term Investments	—		7,405	—	7,405

Total Investments	$482,896		$7,405	$—	$490,301

Other Financial Instruments*	$93		$—	$—	$93

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    59    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 100.1%
iPath Dow Jones-AIG Commodity Index Total Return ETN	29,658	$1,201
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund ETF	6,840	711
SPDR Gold Trust ETF	6,545	716
Northern Funds - Bond Index Fund (1) (2)	318,120	3,321
Northern Funds - Emerging Markets Equity Fund (1) (2)	249,235	2,610
Northern Funds - Global Real Estate Index Fund (1) (2)	102,695	712
Northern Funds - High Yield Fixed Income Fund (1) (2)	411,374	2,847
Northern Funds - Mid Cap Index Fund (1) (2)	24,320	236
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	11,464	11
Northern Institutional Funds - Equity Index Portfolio (1) (2)	475,747	5,219
Northern Institutional Funds - International Equity Index Portfolio (1) (2)	398,438	3,084
Northern Institutional Funds - Short Bond Portfolio (1) (2)	150,457	2,847
Northern Institutional Funds - Small Company Index Portfolio (1) (2)	16,969	237

Total Investment Companies (Cost $21,223)		23,752

Total Investments - 100.1% (Cost $21,223)		23,752

Liabilities less Other Assets - (0.1)%		(30)

NET ASSETS - 100.0%		$23,722

(1)	Investment in affiliated portfolio.
(2)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Portfolio and the investment adviser to other Northern Institutional Funds and to the Northern Funds.

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

NF - Northern Funds

NIF - Northern Institutional Funds

Percentages shown are based on Net Assets.

At February 28, 2010, the asset class weightings for the Global Tactical Asset Allocation Portfolio were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
United States Equity - Large	22.0%	NIF Equity Index
United States Equity - Mid	1.0	NF Mid Cap Index
United States Equity - Small	1.0	NIF Small Company Index
Non United States Equity - Developed	13.0	NIF International Equity Index
Non United States Equity - Emerging Markets	11.0	NF Emerging Markets Equity
Global Real Estate	3.0	NF Global Real Estate Index
United States Bonds - High Yield	12.0	NF High Yield Fixed Income
United States Bonds - Inflation Protected	3.0	iShares Barclays United States Treasury Inflation Protected Securities Bond Fund ETF
United States Bonds - Intermediate	14.0	NF Bond Index
United States Bonds - Short	12.0	NIF Short Bond
Commodities	5.0	iPath Dow Jones-AIG Commodity Index Total Return ETN
	3.0	SPDR Gold Trust ETF

Total	100.0%

Federal Tax Information:

At February 28, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$21,223

Gross tax appreciation of investments	$2,529
Gross tax depreciation of investments	—

Net tax appreciation of investments	$2,529

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  1  GLOBAL TACTICAL ASSET  ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	FEBRUARY 28, 2010 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Portfolio’s investments, which are carried at fair value, as of February 28, 2010:

	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Global Tactical Asset Allocation Portfolio	$23,752	(1)	$—	$—	$23,752

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO  2  NORTHERN INSTITUTIONAL FUNDS QUARTERLY  REPORT

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO	FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.6%
Commercial Mortgage Services - 2.6%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	$3,695	$3,816
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	1,125	1,141
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	1,300	1,336

		6,293

Total Asset-Backed Securities
(Cost $6,148)		6,293

CORPORATE BONDS - 30.8%
Aerospace/Defense - 1.6%
BAE Systems Holdings, Inc.,
6.38%, 6/1/19(1) (2)	1,155	1,268
L-3 Communications Corp.,
6.38%, 10/15/15	1,090	1,108
Meccanica Holdings USA,
6.25%, 1/15/40(1) (2)	1,555	1,538

		3,914

Agriculture - 1.3%
Altria Group, Inc.,
9.95%, 11/10/38	1,150	1,523
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	395	460
Lorillard Tobacco Co.,
8.13%, 6/23/19	1,010	1,127

		3,110

Banks - 3.2%
Citigroup, Inc.,
6.13%, 11/21/17	2,610	2,640
Goldman Sachs Group (The), Inc.,
6.00%, 5/1/14	820	900
5.63%, 1/15/17	840	857
Morgan Stanley,
6.63%, 4/1/18	1,780	1,894
SunTrust Bank,
0.36%, 5/21/12	1,490	1,439

		7,730

Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.,
6.88%, 11/15/19(1) (2)	1,085	1,250
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12†	480	483

		1,733

Chemicals - 0.5%
Mosaic (The) Co.,
7.63%, 12/1/16(1)	1,205	1,316

Commercial Services - 0.5%
Erac USA Finance Co.,
6.38%, 10/15/17(1) (2)	300	328
7.00%, 10/15/37(1) (2)	725	754

		1,082

Computers - 0.1%
Brocade Communications Systems, Inc.,
6.63%, 1/15/18(1) (2) †	170	172

Diversified Financial Services - 4.8%
Capital One Capital V,
10.25%, 8/15/39	1,395	1,582
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	1,125	1,159
FMR LLC,
6.45%, 11/15/39(1) (2) †	1,210	1,169
General Electric Capital Corp.,
6.00%, 8/7/19	1,315	1,376
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.75%, 1/15/16(1)	1,385	1,302
John Deere Capital Corp.,
5.25%, 10/1/12†	925	1,008
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39†	1,245	1,265
Merrill Lynch & Co., Inc.,
6.05%, 5/16/16	355	361
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2) †	930	942
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2) †	492	506
TD Ameritrade Holding Corp.,
5.60%, 12/1/19	1,070	1,083

		11,753

Electric - 0.2%
CMS Energy Corp.,
6.25%, 2/1/20	470	460

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.8% continued
Electronics - 1.0%
Agilent Technologies, Inc.,
6.50%, 11/1/17	$1,380	$1,507
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12(1) (2)	670	672
3.25%, 11/20/14(1) (2)	260	259

		2,438

Environmental Control - 0.4%
Allied Waste North America, Inc.,
6.13%, 2/15/14	980	1,002

Food - 0.4%
SUPERVALU, Inc.,
8.00%, 5/1/16†	1,015	1,023

Healthcare - Products - 0.4%
Boston Scientific Corp.,
6.00%, 1/15/20	975	972

Healthcare - Services - 0.4%
HCA, Inc.,
8.50%, 4/15/19(1)	865	928

Insurance - 3.7%
Aflac, Inc.,
6.90%, 12/17/39†	380	380
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2) †	565	584
Metropolitan Life Global Funding I,
5.13%, 4/10/13(1) (2)	310	335
5.13%, 6/10/14(1) (2) †	2,440	2,619
New York Life Global Funding,
4.65%, 5/9/13(1) (2)	1,385	1,480
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	1,055	1,147
Protective Life Corp.,
8.45%, 10/15/39	1,395	1,413
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(1) (2)	970	1,045

		9,003

Iron/Steel - 0.5%
Steel Dynamics, Inc.,
7.38%, 11/1/12	1,270	1,292

Lodging - 0.5%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	1,190	1,239

Media - 1.7%
Comcast Corp.,
6.40%, 3/1/40	960	977
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.75%, 10/1/14(1) (2)	1,320	1,380
7.63%, 5/15/16	825	904
Time Warner Cable, Inc.,
6.75%, 7/1/18	745	833

		4,094

Metal Fabrication/Hardware - 0.6%
Commercial Metals Co.,
7.35%, 8/15/18	1,300	1,367

Office/Business Equipment - 0.5%
Xerox Corp.,
5.50%, 5/15/12	1,015	1,081

Oil & Gas - 2.6%
Motiva Enterprises LLC,
5.75%, 1/15/20(1) (2)	450	473
6.85%, 1/15/40(1) (2) †	1,410	1,524
Newfield Exploration Co.,
6.88%, 2/1/20†	1,620	1,596
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	1,595	1,629
Questar Market Resources, Inc.,
6.80%, 3/1/20	535	590
XTO Energy, Inc.,
4.63%, 6/15/13	580	625

		6,437

Packaging & Containers - 0.9%
Ball Corp.,
7.13%, 9/1/16	485	503
Crown Americas LLC/Crown Americas Capital Corp.,
7.75%, 11/15/15	710	733
Temple-Inland, Inc.,
6.88%, 1/15/18	930	966

		2,202

Pharmaceuticals - 0.3%
Express Scripts, Inc.,
5.25%, 6/15/12	700	750

Pipelines - 1.6%
El Paso Corp.,
8.25%, 2/15/16	1,325	1,404

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.8% continued
Pipelines - 1.6% continued
Enterprise Products Operating LP,
5.60%, 10/15/14	$590	$643
Plains All American Pipeline LP/ PAA Finance Corp.,
4.25%, 9/1/12†	630	659
Williams Cos (The), Inc.,
8.75%, 3/15/32†	978	1,237

		3,943

Telecommunications - 2.4%
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	985	1,066
Cellco Partnership/Verizon Wireless Capital LLC,
8.50%, 11/15/18	665	838
Qwest Communications International, Inc.,
7.13%, 4/1/18(1) (2) †	1,375	1,375
Verizon Communications, Inc.,
6.25%, 4/1/37	1,025	1,052
Windstream Corp.,
8.13%, 8/1/13	880	915
7.88%, 11/1/17	690	675

		5,921

Total Corporate Bonds (Cost $73,061)		74,962

FOREIGN ISSUER BONDS - 11.0%
Banks - 2.9%
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(1)	2,285	2,293
Credit Suisse,
6.00%, 2/15/18	1,250	1,313
Lloyds TSB Bank PLC,
4.38%, 1/12/15(1) (2)	1,545	1,519
UBS A.G.,
3.88%, 1/15/15	560	560
Westpac Banking Corp.,
2.25%, 11/19/12	1,395	1,402

		7,087

Beverages - 0.4%
SABMiller PLC,
5.50%, 8/15/13(1) (2)	810	875

Diversified Financial Services - 1.0%
Macquarie Group Ltd.,
6.00%, 1/14/20(1) (2) †	1,490	1,445
Nomura Holdings, Inc.,
6.70%, 3/4/20(3)	970	969

		2,414

Electric - 0.3%
TransAlta Corp.,
4.75%, 1/15/15	765	792

Insurance - 1.3%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	845	919
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (2)	1,270	1,016
XL Capital Ltd.,
6.50%, 4/15/17	1,735	1,360

		3,295

Media - 0.2%
Grupo Televisa S.A.,
6.63%, 1/15/40(1) (2)	465	457

Mining - 1.0%
Teck Resources Ltd.,
10.75%, 5/15/19	1,310	1,611
Vale Overseas Ltd.,
6.88%, 11/10/39	715	728

		2,339

Miscellaneous Manufacturing - 1.4%
Bombardier, Inc.,
8.00%, 11/15/14(1) (2) †	1,215	1,264
Tyco Electronics Group S.A.,
6.00%, 10/1/12	1,555	1,683
Tyco International Finance S.A.,
4.13%, 10/15/14	495	519

		3,466

Oil & Gas - 1.2%
Nexen, Inc.,
6.40%, 5/15/37	600	606
7.50%, 7/30/39	705	810
Petrobras International Finance Co.,
6.88%, 1/20/40†	1,420	1,447

		2,863

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.0% continued
Oil & Gas Services - 0.3%
Weatherford International Ltd.,
9.63%, 3/1/19	$645	$822

Telecommunications - 0.5%
America Movil S.A.B. de C.V.,
5.63%, 11/15/17†	1,080	1,134

Transportation - 0.5%
Kansas City Southern de Mexico S.A. de C.V.,
8.00%, 2/1/18(1) (2)	1,295	1,279

Total Foreign Issuer Bonds (Cost $26,725)		26,823

U.S. GOVERNMENT AGENCIES - 31.5%(4)
Fannie Mae - 20.6%
Pool #255452,
5.50%, 10/1/19	1,293	1,390
Pool #257314,
5.00%, 8/1/23	714	754
Pool #545437,
7.00%, 2/1/32	9	10
Pool #585617,
7.00%, 5/1/31(5)	—	—
Pool #695066,
5.50%, 4/1/33	3,970	4,203
Pool #725787,
5.00%, 9/1/19	3,507	3,730
Pool #735893,
5.00%, 10/1/35	2,296	2,388
Pool #829125,
5.50%, 10/1/35	2,573	2,716
Pool #831810,
6.00%, 9/1/36	3,160	3,362
Pool #869217,
5.45%, 2/1/36	1,985	2,066
Pool #871232,
6.00%, 4/1/36	1,611	1,714
Pool #890001,
5.00%, 2/1/38	4,813	5,006
Pool #890009,
5.50%, 9/1/36	3,207	3,395
Pool #893082,
5.81%, 9/1/36	1,341	1,400
Pool #934476,
4.50%, 3/1/23	2,285	2,383
Pool #946869,
6.00%, 9/1/37	738	784
Pool #955782,
6.50%, 10/1/37	1,714	1,832
Pool #988916,
5.00%, 8/1/23	1,149	1,212
Pool #991529,
6.00%, 11/1/38	3,087	3,279
Pool TBA,
6.00%, 5/20/15(3)	2,358	2,437
4.50%, 12/31/49(3)	1,467	1,480
5.50%, 12/31/49(3)	4,315	4,544

		50,085

Freddie Mac - 3.3%
Pool #1B3575,
6.06%, 9/1/37	1,419	1,487
Pool #1G2296,
6.17%, 11/1/37	2,154	2,262
Pool #1J0365,
5.82%, 4/1/37	1,474	1,536
Pool #1J2840,
5.94%, 9/1/37	1,495	1,556
Pool #848076,
5.53%, 6/1/38	1,239	1,306

		8,147

Freddie Mac Gold - 6.7%
Pool #A61560,
5.50%, 10/1/36	2,934	3,109
Pool #A62213,
6.00%, 6/1/37	2,224	2,383
Pool #A65182,
6.50%, 9/1/37	830	898
Pool #C00910,
7.50%, 1/1/30	475	537
Pool #C02790,
6.50%, 4/1/37	1,442	1,560
Pool #C02838,
5.50%, 5/1/37	1,988	2,104
Pool #G01954,
5.00%, 11/1/35	2,249	2,344

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.5% (4) continued
Freddie Mac Gold - 6.7% continued
Pool #G02869,
5.00%, 11/1/35	$3,141	$3,273

		16,208

Government National Mortgage Association - 0.9%
Pool #486873,
6.50%, 1/15/29(5)	—	—
Pool #627123,
5.50%, 3/15/34	949	1,011
Series 2008, Class 8A,
3.61%, 11/16/27	1,233	1,261

		2,272

Total U.S. Government Agencies (Cost $73,353)		76,712

U.S. GOVERNMENT OBLIGATIONS - 15.3%
U.S. Treasury Bonds - 0.3%
4.38%, 11/15/39†	695	677

U.S. Treasury Notes - 15.0%
1.38%, 2/15/13†	6,606	6,616
2.63%, 12/31/14†	2,892	2,948
2.38%, 2/28/15	15,025	15,090
3.00%, 2/28/17	8,732	8,714
3.63%, 2/15/20†	3,183	3,192

		36,560

Total U.S. Government Obligations (Cost $37,072)		37,237

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 11.5%
Northern Institutional Funds - Liquid Assets Portfolio (6) (7)	28,146,460	$28,146

Total Investment Companies (Cost $28,146)		28,146

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT- TERM INVESTMENTS - 21.9%
FHLB Discount Notes,
0.06%, 3/1/10	$16,486	$16,486
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.13%, 3/1/10	36,415	36,415
U.S. Treasury Bill,
0.30%, 1/13/11(8)	450	449

Total Short-Term Investments (Cost $53,350)		53,350

Total Investments - 124.6% (Cost $297,855)		303,523

Liabilities less Other Assets - (24.6)%		(59,952)

NET ASSETS - 100.0%		$243,571

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At February 28, 2010, the value of these restricted illiquid securities amounted to approximately $30,981,000 or 12.72% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anheuser-Busch InBev Worldwide, Inc.,
6.88%, 11/15/19	2/10/10	$1,228

BAE Systems Holdings, Inc.,
6.38%, 6/1/19	6/1/09-8/3/09	1,175

Bombardier, Inc.,
8.00%, 11/15/14	12/17/09-1/4/10	1,267

Brocade Communications Systems, Inc.,
6.63%, 1/15/18	1/13/10	169

Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	1/11/07-6/27/07	1,257

CC Holdings GS V LLC/ Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	1,053

DirecTV Holdings LLC/ DirecTV Financing Co., Inc.,
4.75%, 10/1/14	1/14/10	1,368

ERAC USA Finance Co.,
6.38%, 10/15/17	12/14/09	314

ERAC USA Finance Co.,
7.00%, 10/15/37	10/10/07	719

FMR LLC,
6.45%, 11/15/39	1/06/10	1,149

Grupo Televisa S.A.,
6.63%, 1/15/40	11/23/09	457

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	$1,188

Kansas City Southern de Mexico S.A. de C.V.,
8.00%, 2/1/18	1/7/10	1,276

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	515

Lloyds TSB Bank PLC
4.38%, 1/12/15	1/5/10	1,545

Macquarie Group Ltd.,
6.00%, 1/14/20	1/7/10	1,489

Meccanica Holdings USA,
6.25%, 1/15/40	10/20/09-11/17/09	1,561

Metropolitan Life Global Funding I,
5.13%, 4/10/13	11/23/09	331

Metropolitan Life Global Funding I,
5.13%, 6/10/14	6/3/09-1/12/10	2,565

Motiva Enterprises LLC,
5.75%, 1/15/20	1/6/10	449

Motiva Enterprises LLC,
6.85%, 1/15/40	1/6/10-1/29/10	1,437

New York Life Global Funding,
4.65%, 5/9/13	10/27/09	1,472

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	926

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	492

Pricoa Global Funding l,
5.45%, 6/11/14	6/4/09	1,053

Qwest Communications International, Inc.,
7.13%, 4/1/18	1/7/10	1,354

SABMiller PLC,
5.50%, 8/15/13	3/6/09	774

Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39	12/11/09	969

Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	11/13/09	669

Thermo Fisher Scientific, Inc.,
3.25%, 11/20/14	11/13/09	260

(3)	When-Issued Security.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Principal amount is less than $500.
(6)	Investment in affiliated portfolio.
(7)	Investment relates to cash collateral received from portfolio securities loaned.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 28, 2010, the Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
Five Year U.S. Treasury Note	24	$2,783	Long	6/10	$22
Two Year U.S. Treasury Note	26	5,653	Long	6/10	14

Total					$36

Federal Tax Information:

At February 28, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$297,855

Gross tax appreciation of investments	$6,516
Gross tax depreciation of investments	(848)

Net tax appreciation of investments	$5,668

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 28, 2010:

INVESTMENTS	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Asset-Backed Securities	$—	$6,293	(1)	$—	$6,293
Corporate Bonds
Aerospace/Defense	—	1,108		2,806	3,914
Agriculture	—	3,110		—	3,110
Banks	—	7,730		—	7,730
Beverages	—	483		1,250	1,733
Chemicals	—	1,316		—	1,316
Commercial Services	—	—		1,082	1,082
Computers	—	—		172	172
Diversified Financial Services	—	9,137		2,616	11,753
Electric	—	460		—	460
Electronics	—	1,506		932	2,438
Environmental Control	—	1,002		—	1,002
Food	—	1,023		—	1,023
Healthcare - Products	—	972		—	972
Healthcare - Services	—	928		—	928
Insurance	—	1,793		7,210	9,003
Iron/Steel	—	1,292		—	1,292
Lodging	—	—		1,239	1,239
Media	—	2,714		1,380	4,094
Metal Fabrication/ Hardware	—	1,368		—	1,368
Office/Business Equipment	—	1,081		—	1,081
Oil & Gas	—	4,440		1,997	6,437
Packaging & Containers	—	2,202		—	2,202
Pharmaceuticals	—	750		—	750
Pipelines	—	3,943		—	3,943
Telecommunications	—	3,480		2,441	5,921
Foreign Issuer Bonds
Banks	—	5,568		1,519	7,087
Beverages	—	—		875	875
Diversified Financial Services	—	968		1,446	2,414
Electric	—	792		—	792
Insurance	—	2,279		1,016	3,295
Media	—	—		457	457
Mining	—	2,339		—	2,339
Miscellaneous Manufacturing	—	2,202		1,264	3,466
Oil & Gas	—	2,863		—	2,863
Oil & Gas Services	—	822		—	822
Telecommunications	—	1,134		—	1,134
Transportation	—	—		1,279	1,279
U.S. Government Agencies	—	76,711	(1)	—	76,711
U.S. Government Obligations	—	37,237	(1)	—	37,237
Investment Companies	28,146	—		—	28,146
Short-Term Investments	—	53,350		—	53,350

Total Investments	$28,146	$244,396		$30,981	$303,523

Other Financial Instruments*	$36	$—		$—	$36

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued	FEBRUARY 28, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	BALANCE AS OF 11/30/09 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 2/28/10 (000S)
Corporate Bonds
Aerospace/Defense	$3,247	$10	$(59)	$(392)	$—	$2,806
Beverages	1,586	38	(15)	(359)	—	1,250
Commercial Services	706	—	62	314	—	1,082
Computers	—	—	4	168	—	172
Diversified Financial Services	558	—	40	2,018	—	2,616
Electric	802	20	(25)	(797)	—	—
Electronics	—	—	—	—	932	932
Insurance	5,874	35	79	888	334	7,210
Lodging	1,230	—	9	—	—	1,239
Media	—	—	12	1,368	—	1,380
Oil & Gas	—	—	111	1,886	—	1,997
Real Estate Investment Trusts	184	(217)	235	(202)	—	—
Telecommunications	—	—	35	2,406	—	2,441
Foreign Issuer Bonds
Banks	—	1	(26)	1,544	—	1,519
Beverages	878	—	(3)	—	—	875
Diversified Financial Services	—	—	(43)	1,489	—	1,446
Insurance	927	—	89	—	—	1,016
Media	—	—	—	—	457	457
Mining	911	160	(151)	(920)	—	—
Miscellaneous Manufacturing	—	—	(3)	1,267	—	1,264
Transportation	—	—	3	1,276	—	1,279

Total	$16,903	$47	$354	$11,954	$1,723	$30,981

The amount of change in total unrealized gain on investments in Level 3 securities still held at February 28, 2010, was approximately $313,000.

FIXED INCOME PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO	FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.3%
Commercial Mortgage Services - 2.3%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	$950	$981
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	250	254
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	525	539

		1,774

Total Asset-Backed Securities (Cost $1,731)		1,774

CORPORATE BONDS - 26.5%
Aerospace/Defense - 1.2%
BAE Systems Holdings, Inc.,
6.38%, 6/1/19(1) (2)	410	450
Meccanica Holdings USA,
6.25%, 1/15/40(1) (2)	510	505

		955

Agriculture - 1.4%
Altria Group, Inc.,
9.95%, 11/10/38	300	397
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19†	190	222
Lorillard Tobacco Co.,
8.13%, 6/23/19†	400	446

		1,065

Banks - 3.6%
Citigroup, Inc.,
6.13%, 11/21/17	840	850
Goldman Sachs Group (The), Inc.,
6.00%, 5/1/14†	230	252
5.63%, 1/15/17	330	336
Morgan Stanley,
6.63%, 4/1/18	700	745
SunTrust Bank,
0.36%, 5/21/12	680	657

		2,840

Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.,
6.88%, 11/15/19(1) (2)	345	397
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	150	151

		548

Chemicals - 0.7%
Mosaic (The) Co.,
7.63%, 12/1/16(1)	480	524

Commercial Services - 0.7%
Erac USA Finance Co.,
6.38%, 10/15/17(1) (2)	95	104
7.00%, 10/15/37(1) (2)	455	473

		577

Diversified Financial Services - 5.3%
Capital One Capital V,
10.25%, 8/15/39	415	471
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	320	330
FMR LLC,
6.45%, 11/15/39(1) (2) †	385	372
General Electric Capital Corp.,
6.00%, 8/7/19	380	398
John Deere Capital Corp.,
5.25%, 10/1/12†	375	409
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39†	385	391
Merrill Lynch & Co., Inc.,
6.05%, 5/16/16	140	142
Nelnet, Inc.,
5.13%, 6/1/10	930	927
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2) †	295	299
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2) †	107	110
TD Ameritrade Holding Corp.,
5.60%, 12/1/19	350	354

		4,203

Electronics - 0.8%
Agilent Technologies, Inc.,
6.50%, 11/1/17	325	355
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12(1) (2)	205	205
3.25%, 11/20/14(1) (2)	85	85

		645

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.5% continued
Environmental Control - 0.5%
Allied Waste North America, Inc.,
6.13%, 2/15/14	$390	$399

Forest Products & Paper - 0.4%
International Paper Co.,
7.95%, 6/15/18	290	337

Insurance - 3.3%
Aflac, Inc.,
6.90%, 12/17/39†	120	120
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2) †	175	181
Metropolitan Life Global Funding I,
5.13%, 4/10/13(1) (2)	105	113
5.13%, 6/10/14(1) (2) †	605	649
New York Life Global Funding,
4.65%, 5/9/13(1) (2)	455	486
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2) †	360	392
Protective Life Corp.,
8.45%, 10/15/39†	360	365
Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39(1) (2)	305	329

		2,635

Lodging - 0.6%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	475	495
Media - 1.9%
Comcast Corp.,
6.40%, 3/1/40	305	310
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.75%, 10/1/14(1) (2)	420	439
7.63%, 5/15/16	440	483
Time Warner Cable, Inc.,
6.75%, 7/1/18	245	274

		1,506

Metal Fabrication/Hardware - 0.5%
Commercial Metals Co.,
7.35%, 8/15/18	365	384

Office/Business Equipment - 0.4%
Xerox Corp.,
5.50%, 5/15/12	305	325

Oil & Gas - 2.2%
Motiva Enterprises LLC,
5.75%, 1/15/20(1) (2)	135	142
6.85%, 1/15/40(1) (2) †	415	448
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	780	797
Questar Market Resources, Inc.,
6.80%, 3/1/20	210	231
XTO Energy, Inc.,
4.63%, 6/15/13†	110	119

		1,737

Pharmaceuticals - 0.1%
Express Scripts, Inc.,
5.25%, 6/15/12	30	32

Pipelines - 1.1%
Enterprise Products Operating LP,
5.60%, 10/15/14	220	240
Plains All American Pipeline LP/PAA Finance Corp.,
4.25%, 9/1/12†	270	282
Williams (The) Cos, Inc.,
8.75%, 3/15/32	287	363

		885

Telecommunications - 1.1%
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2) †	310	336
Cellco Partnership/Verizon Wireless Capital LLC,
8.50%, 11/15/18	170	214
Verizon Communications, Inc.,
6.25%, 4/1/37	305	313

		863

Total Corporate Bonds (Cost $20,249)		20,955

FOREIGN ISSUER BONDS - 9.1%
Banks - 2.7%
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(1)	700	702
Credit Suisse,
6.00%, 2/15/18	395	415
Lloyds TSB Bank PLC,
4.38%, 1/12/15(1) (2)	485	477

FIXED INCOME PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.1% continued
Banks - 2.7% continued
UBS A.G.,
3.88%, 1/15/15	$170	$170
Westpac Banking Corp.,
2.25%, 11/19/12	385	387

		2,151

Beverages - 0.3%
SABMiller PLC,
5.50%, 8/15/13(1) (2)	220	238

Diversified Financial Services - 1.0%
Macquarie Group Ltd.,
6.00%, 1/14/20(1) (2) †	465	451
Nomura Holdings, Inc.,
6.70%, 3/4/20(3)	315	315

		766

Electric - 0.3%
TransAlta Corp.,
4.75%, 1/15/15	240	249

Insurance - 1.7%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	255	277
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (2)	695	556
XL Capital Ltd.,
6.50%, 4/15/17	625	490

		1,323

Media - 0.2%
Grupo Televisa S.A.,
6.63%, 1/15/40(1) (2)	155	152

Mining - 0.3%
Vale Overseas Ltd.,
6.88%, 11/10/39	235	239

Miscellaneous Manufacturing - 0.8%
Tyco Electronics Group S.A.,
6.00%, 10/1/12	440	476
Tyco International Finance S.A.,
4.13%, 10/15/14	175	184

		660

Oil & Gas - 1.0%
Nexen, Inc.,
6.40%, 5/15/37	160	162
7.50%, 7/30/39	170	195
Petrobras International Finance Co.,
6.88%, 1/20/40	470	479

		836

Oil & Gas Services - 0.3%
Weatherford International Ltd.,
9.63%, 3/1/19	195	248

Telecommunications - 0.5%
America Movil S.A.B. de C.V.,
5.63%, 11/15/17†	350	367

Total Foreign Issuer Bonds (Cost $7,314)		7,229

U.S. GOVERNMENT AGENCIES - 38.1% (4)
Fannie Mae - 20.4%
Pool #255452,
5.50%, 10/1/19	759	817
Pool #535714,
7.50%, 1/1/31	39	44
Pool #555599,
7.00%, 4/1/33	98	109
Pool #656035,
7.50%, 9/1/32	37	42
Pool #712130,
7.00%, 6/1/33	49	55
Pool #725787,
5.00%, 9/1/19	1,259	1,339
Pool #735893,
5.00%, 10/1/35	505	525
Pool #797773,
5.00%, 3/1/20	117	124
Pool #829125,
5.50%, 10/1/35	1,216	1,283
Pool #831810,
6.00%, 9/1/36	1,844	1,962
Pool #845182,
5.50%, 11/1/35	1,206	1,273
Pool #869217,
5.45%, 2/1/36	1,007	1,047
Pool #871232,
6.00%, 4/1/36	1,311	1,395
Pool #890001,
5.00%, 2/1/38	1,218	1,266

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.1% (4) continued
Fannie Mae - 20.4% continued
Pool #890009,
5.50%, 9/1/36	$1,721	$1,822
Pool #893082,
5.81%, 9/1/36	605	632
Pool #934476,
4.50%, 3/1/23	1,080	1,126
Pool #946869,
6.00%, 9/1/37	502	533
Pool TBA,
4.50%, 12/31/49(3)	745	752

		16,146

Freddie Mac - 4.3%
Pool #1B3575,
6.12%, 9/1/37	612	641
Pool #1G2296,
6.17%, 11/1/37	1,109	1,164
Pool #1J0365,
5.91%, 4/1/37	781	813
Pool #1J2840,
5.94%, 9/1/37	766	798

		3,416

Freddie Mac Gold - 12.2%
Pool #A61560,
5.50%, 10/1/36	1,278	1,355
Pool #A62213,
6.00%, 6/1/37	1,483	1,589
Pool #A65182,
6.50%, 9/1/37	1,895	2,050
Pool #C02790,
6.50%, 4/1/37	1,134	1,226
Pool #C02838,
5.50%, 5/1/37	969	1,026
Pool #G01954,
5.00%, 11/1/35	1,285	1,339
Pool #G02869,
5.00%, 11/1/35	1,037	1,080

		9,665

Government National Mortgage Association - 1.2%
Pool #604183,
5.50%, 4/15/33	40	43
Pool #627123,
5.50%, 3/15/34	350	372
Pool #633627,
5.50%, 9/15/34	43	46
Series 2008, Class 8A,
3.61%, 11/16/27	440	450

		911

Total U.S. Government Agencies (Cost $28,543)		30,138

U.S. GOVERNMENT OBLIGATIONS - 18.8%
U.S. Treasury Bonds - 0.4%
4.38%, 11/15/39†	332	324

U.S. Treasury Notes - 18.4%
2.63%, 12/31/14†	250	255
2.38%, 2/28/15	7,546	7,578
3.00%, 2/28/17	5,622	5,611
3.63%, 2/15/20†	1,132	1,135

		14,579

Total U.S. Government Obligations (Cost $14,834)		14,903

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 18.6%
Northern Institutional Funds - Liquid Assets Portfolio(5) (6)	14,724,294	$14,724

Total Investment Companies (Cost $14,724)		14,724

FIXED INCOME PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 22.6%
FHLB Discount Notes,
0.06%, 3/1/10	$5,837	$5,837
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.13%, 3/1/10	11,774	11,774
U.S. Treasury Bill,
0.30%, 1/13/11(7)	300	299

Total Short-Term Investments (Cost $17,910)		17,910

Total Investments - 136.0% (Cost $105,305)		107,633

Liabilities less Other Assets - (36.0)%		(28,498)

NET ASSETS - 100.0%		$79,135

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At February 28, 2010, the value of these restricted illiquid securities amounted to approximately $8,884,000 or 11.23% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anheuser-Busch InBev Worldwide, Inc.,
6.88%, 11/15/19	2/10/10	$390

BAE Systems Holdings, Inc.,
6.38%, 6/1/19	6/1/09	409

Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	1/11/07-6/27/07	687

CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	331

DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.75%, 10/1/14	1/14/10	435

Erac USA Finance Co.,
7.00%, 10/15/37	10/10/07	451

Erac USA Finance Co.,
6.38%, 10/15/17	12/14/09	100

FMR LLC,
6.45%, 11/15/39	1/6/10	366

Grupo Televisa S.A.,
6.63%, 1/15/40	11/23/09	152

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	474

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	153

Lloyds TSB Bank PLC,
4.38%, 1/12/15	1/5/10	485

Macquarie Group Ltd.,
6.00%, 1/14/20	1/7/10	465

Meccanica Holdings USA,
6.25%, 1/15/40	10/20/09-11/17/09	512

Metropolitan Life Global Funding I,
5.13%, 4/10/13	11/23/09	112

Metropolitan Life Global Funding I,
5.13%, 6/10/14	6/3/09-1/12/10	633

Motiva Enterprises LLC,
5.75%, 1/15/20	1/6/10	135

Motiva Enterprises LLC,
6.85%, 1/15/40	1/6/10-1/29/10	422

New York Life Global Funding,
4.65%, 5/9/13	10/27/09	484

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	294

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	107

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	359

SABMiller PLC,
5.50%, 8/15/13	3/6/09	210

Teachers Insurance & Annuity Association of America,
6.85%, 12/16/39	12/11/09	305

Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	11/13/09	205

Thermo Fisher Scientific, Inc.,
3.25%, 11/20/14	11/13/09	85

(3)	When-Issued Security.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Investment in affiliated portfolio.
(6)	Investment relates to cash collateral received from portfolio securities loaned.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

At February 28, 2010, the Core Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (000S)
Five Year U.S. Treasury Note	8	$928	Long	6/10	$7
Ten Year U.S. Treasury Note	6	705	Long	6/10	9

Total					$16

Federal Tax Information:

At February 28, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$105,305

Gross tax appreciation of investments	$2,638
Gross tax depreciation of investments	(310)

Net tax appreciation of investments	$2,328

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuation based on inputs that are unobservable and significant. The Portfolio utilized the following valuation techniques on Level 3 investments: The Portfolio valued certain securities using evaluated prices, based on broker quotes, accumulated by the Portfolio’s primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Core Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 28, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$1,774	(1)	$—	$1,774
Corporate Bonds
Aerospace/Defense	—	—		955	955
Agriculture	—	1,065		—	1,065
Banks	—	2,840		—	2,840
Beverages	—	151		397	548
Chemicals	—	524		—	524
Commercial Services	—	—		577	577
Diversified Financial Services	—	3,422		781	4,203
Electronics	—	355		290	645
Environmental Control	—	399		—	399
Forest Products & Paper	—	337		—	337
Insurance	—	485		2,150	2,635
Lodging	—	—		495	495
Media Metal Fabrication/	—	1,067		439	1,506
Hardware	—	384		—	384
Office/Business Equipment	—	325		—	325
Oil & Gas	—	1,147		590	1,737
Pharmaceuticals	—	32		—	32
Pipelines	—	885		—	885
Telecommunications	—	527		336	863
Foreign Issuer Bonds
Banks	—	1,674		477	2,151
Beverages	—	—		238	238
Diversified Financial Services	—	315		451	766
Electric	—	249		—	249
Insurance	—	767		556	1,323
Media	—	—		152	152
Mining	—	239		—	239
Miscellaneous Manufacturing	—	660		—	660
Oil & Gas	—	836		—	836
Oil & Gas Services	—	248		—	248
Telecommunications	—	367		—	367
U.S. Government Agencies	—	30,138	(1)	—	30,138
U.S. Government Obligations	—	14,903	(1)	—	14,903
Investment Companies	14,724	—		—	14,724
Short-Term Investments	—	17,910		—	17,910

Total Investments	$14,724	$84,025		$8,884	$107,633

Other Financial Instruments*	$16	$—		$—	$16

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/09 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 2/28/10 (000S)
Corporate Bonds
Aerospace/Defense	$970	$—	$(15)	$—	$—	$955
Beverages	514	11	(4)	(124)	—	397
Commercial Services	443	—	34	100	—	577
Diversified Financial Services	122	—	12	647	—	781
Electric	268	6	(8)	(266)	—	—
Electronics	—	—	—	—	290	290
Insurance	2,184	9	28	(184)	113	2,150
Lodging	491	—	4	—	—	495
Media	—	—	4	435	—	439
Oil & Gas	—	—	34	556	—	590
Real Estate Investment Trusts	90	(106)	115	(99)	—	—
Telecommunications	—	—	4	332	—	336
Foreign Issuer Bonds
Banks	—	—	(8)	485	—	477
Beverages	238	—	—	—	—	238
Diversified Financial Services	—	—	(14)	465	—	451
Insurance	507	—	49	—	—	556
Media	—	—	—	—	152	152
Mining	282	51	(47)	(286)	—	—

Total	$6,109	$(29)	$188	$2,061	$555	$8,884

The amount of change in net unrealized gain on investments in Level 3 securities still held at February 28, 2010, was approximately $129,000.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.3%
U.S. Treasury Bonds - 19.2%
7.25%, 5/15/16†	$1,500	$1,885
8.88%, 8/15/17	1,000	1,382
9.00%, 11/15/18†	1,700	2,422
8.13%, 8/15/19†	400	547
8.75%, 8/15/20†	500	719
8.13%, 5/15/21†	400	558
8.00%, 11/15/21†	800	1,110
7.63%, 11/15/22†	400	545
6.25%, 8/15/23†	1,000	1,221
6.88%, 8/15/25†	1,000	1,300
6.50%, 11/15/26	900	1,137
6.13%, 11/15/27†	1,000	1,221
5.25%, 11/15/28†	1,000	1,111
6.25%, 5/15/30†	1,000	1,250
4.75%, 2/15/37†	1,250	1,305
5.00%, 5/15/37†	500	542
4.38%, 2/15/38†	1,000	980
4.50%, 5/15/38†	1,500	1,500
4.25%, 5/15/39†	500	478
4.50%, 8/15/39†	800	796
4.38%, 11/15/39†	1,200	1,170
4.63%, 2/15/40	500	508

		23,687

U.S. Treasury Notes - 79.1%
4.75%, 3/31/11	500	524
0.88%, 4/30/11†	1,000	1,006
4.88%, 5/31/11†	1,200	1,267
1.13%, 6/30/11	1,500	1,514
4.88%, 7/31/11	2,000	2,125
4.63%, 8/31/11	1,700	1,804
1.00%, 9/30/11†	3,000	3,020
4.63%, 10/31/11†	1,700	1,813
4.50%, 11/30/11	2,300	2,454
1.13%, 12/15/11†	2,500	2,520
1.13%, 1/15/12†	400	403
0.88%, 1/31/12†	2,650	2,656
4.75%, 1/31/12	1,250	1,346
0.88%, 2/29/12	1,400	1,402
4.63%, 2/29/12	1,000	1,076
4.50%, 3/31/12	1,000	1,075
4.50%, 4/30/12	1,500	1,617
4.88%, 6/30/12	1,000	1,090
4.63%, 7/31/12†	500	543
1.75%, 8/15/12†	1,000	1,017
4.13%, 8/31/12†	1,000	1,076
1.38%, 9/15/12†	1,500	1,510
4.25%, 9/30/12	1,200	1,297
3.88%, 10/31/12†	1,300	1,393
1.38%, 11/15/12	1,500	1,507
4.00%, 11/15/12†	950	1,022
1.13%, 12/15/12†	1,000	997
3.63%, 12/31/12†	400	427
1.38%, 1/15/13†	900	902
2.88%, 1/31/13	300	314
1.38%, 2/15/13	2,100	2,103
2.50%, 3/31/13	2,500	2,587
3.63%, 5/15/13	2,500	2,674
4.25%, 8/15/13	1,500	1,638
3.13%, 9/30/13†	2,000	2,105
2.75%, 10/31/13†	1,800	1,869
4.25%, 11/15/13	2,000	2,188
2.00%, 11/30/13†	2,000	2,022
1.75%, 1/31/14†	1,000	998
1.88%, 4/30/14†	1,000	999
4.75%, 5/15/14†	1,500	1,674
2.63%, 6/30/14†	2,200	2,258
4.25%, 8/15/14	500	549
2.38%, 9/30/14†	2,500	2,530
2.38%, 10/31/14	500	505
4.25%, 11/15/14†	2,000	2,193
2.25%, 1/31/15†	500	500
4.00%, 2/15/15†	300	325
4.25%, 8/15/15	1,000	1,093
4.50%, 11/15/15†	1,250	1,383
4.50%, 2/15/16	1,000	1,103
3.25%, 6/30/16†	2,000	2,050
4.88%, 8/15/16	1,000	1,123
3.00%, 9/30/16	900	904
3.13%, 10/31/16†	1,000	1,011
2.75%, 11/30/16†	3,300	3,255
3.13%, 1/31/17†	1,900	1,913
4.63%, 2/15/17†	1,000	1,105
4.25%, 11/15/17†	800	858
3.50%, 2/15/18†	500	509
3.88%, 5/15/18†	3,000	3,117
4.00%, 8/15/18†	1,000	1,045
2.75%, 2/15/19†	3,000	2,830

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.3% continued
U.S. Treasury Notes - 79.1% continued
3.63%, 8/15/19†	$2,300	$2,312
3.38%, 11/15/19†	650	639
3.63%, 2/15/20	1,000	1,003

		97,687

Total U.S. Government Obligations (Cost $118,053)		121,374

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 42.1%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	51,990,160	$51,990

Total Investment Companies (Cost $51,990)		51,990

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.6%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.13%, 3/1/10	$686	$686

Total Short-Term Investments (Cost $686)		686

Total Investments - 141.0% (Cost $170,729)		174,050

Liabilities less Other Assets - (41.0)%		(50,586)

NET ASSETS - 100.0%		$123,464

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$170,729

Gross tax appreciation of investments	$3,820
Gross tax depreciation of investments	(499)

Net tax appreciation of investments	$3,321

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Treasury Index Portfolio’s investments, which are carried at fair value, as of February 28, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations	$—	$121,374	(1)	$—	$121,374
Investment Companies	51,990	—		—	51,990
Short-Term Investments	—	686		—	686

Total Investments	$51,990	$122,060		$—	$174,050

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.4%
Commercial Mortgage Services - 3.4%
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2,
5.52%, 7/10/46	$400	$412
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	265	274
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	300	304
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	525	540

		1,530

Total Asset-Backed Securities (Cost $1,516)		1,530

CORPORATE BONDS - 35.7%
Aerospace/Defense - 1.2%
BAE Systems Holdings, Inc.,
4.95%, 6/1/14(1) (2)	165	175
6.38%, 6/1/19(1) (2)	155	170
L-3 Communications Corp.,
6.38%, 10/15/15	195	198

		543

Agriculture - 0.9%
Altria Group, Inc.,
9.25%, 8/6/19	150	186
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19†	45	52
Lorillard Tobacco Co.,
8.13%, 6/23/19	160	179

		417

Banks - 7.0%
Citibank N.A.,
1.88%, 6/4/12†	555	564
Citigroup, Inc.,
2.88%, 12/9/11†	478	495
6.13%, 11/21/17	575	582
Goldman Sachs Group (The), Inc.,
6.00%, 5/1/14†	135	148
5.63%, 1/15/17	255	260
JPMorgan Chase & Co.,
5.75%, 1/2/13	255	277
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	190	204
Morgan Stanley,
6.63%, 4/1/18	405	431
SunTrust Bank,
0.36%, 5/21/12	165	159

		3,120

Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.,
6.88%, 11/15/19(1) (2)	185	213
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12†	95	96

		309

Chemicals - 0.7%
Mosaic (The) Co.,
7.63%, 12/1/16(2)	125	136
Praxair, Inc.,
3.25%, 9/15/15	170	172

		308

Commercial Services - 0.1%
ERAC USA Finance Co.,
6.38%, 10/15/17(1) (2)	55	60

Computers - 0.4%
Brocade Communications Systems, Inc.,
6.63%, 1/15/18(1) (2) †	30	30
Hewlett-Packard Co.,
4.50%, 3/1/13	130	140

		170

Diversified Financial Services - 4.5%
Capital One Bank USA N.A.,
8.80%, 7/15/19	235	282
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	125	129
General Electric Capital Corp.,
2.25%, 3/12/12(3)†	350	358
6.00%, 8/7/19(3)	230	241
HSBC Finance Corp.,
5.25%, 1/15/14†	270	286
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.75%, 1/15/16(2)	240	226
John Deere Capital Corp.,
5.25%, 10/1/12†	155	169

FIXED INCOME PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.7% continued
Diversified Financial Services - 4.5% continued
Merrill Lynch & Co., Inc.,
6.05%, 5/16/16	$40	$41
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2) †	160	162
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2) †	28	29
TD Ameritrade Holding Corp.,
5.60%, 12/1/19	110	111

		2,034

Electric - 0.9%
CMS Energy Corp.,
6.25%, 2/1/20†	85	83
Duke Energy Carolinas LLC,
5.10%, 4/15/18	100	105
Florida Power & Light Co.,
5.55%, 11/1/17†	95	104
Florida Power Corp.,
5.65%, 6/15/18†	110	119

		411

Electronics - 0.5%
Agilent Technologies, Inc.,
6.50%, 11/1/17	145	159
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12(1) (2)	60	60
3.25%, 11/20/14(1) (2)	25	25

		244

Environmental Control - 0.2%
Allied Waste North America, Inc.,
6.13%, 2/15/14	105	107

Food - 0.4%
SUPERVALU, Inc.,
8.00%, 5/1/16†	175	176

Healthcare - Products - 0.7%
Boston Scientific Corp.,
6.00%, 1/15/20†	170	169
Zimmer Holdings, Inc.,
4.63%, 11/30/19	150	151

		320

Healthcare - Services - 0.4%
HCA, Inc.,
8.50%, 4/15/19	150	161

Insurance - 2.4%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	100	103
Metropolitan Life Global Funding I,
5.13%, 4/10/13(1) (2)	30	33
5.13%, 6/10/14(1) (2) †	270	290
New York Life Global Funding,
4.65%, 5/9/13(1) (2)	150	160
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	175	190
Protective Life Corp.,
7.38%, 10/15/19†	145	154
Protective Life Secured Trusts,
4.85%, 8/16/10	165	168

		1,098

Iron/Steel - 0.5%
Steel Dynamics, Inc.,
7.38%, 11/1/12	220	224

Lodging - 0.3%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	120	125

Media - 1.5%
Comcast Corp.,
5.70%, 7/1/19†	145	153
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.75%, 10/1/14(1) (2)	230	241
7.63%, 5/15/16(2)	115	126
Time Warner Cable, Inc.,
6.75%, 7/1/18	130	145

		665

Metal Fabrication/Hardware - 0.4%
Commercial Metals Co.,
7.35%, 8/15/18	155	163

Mining - 0.2%
Newmont Mining Corp.,
5.13%, 10/1/19†	75	76

Miscellaneous Manufacturing - 0.4%
General Electric Co.,
5.25%, 12/6/17	150	157

Office/Business Equipment - 0.3%
Xerox Corp.,
5.50%, 5/15/12	130	138

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 35.7% continued
Oil & Gas - 2.0%
ConocoPhillips,
4.40%, 5/15/13†	$50	$53
Motiva Enterprises LLC,
5.75%, 1/15/20(1) (2)	80	84
Newfield Exploration Co.,
6.88%, 2/1/20	280	276
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	330	337
Questar Market Resources, Inc.,
6.80%, 3/1/20	55	61
XTO Energy, Inc.,
4.63%, 6/15/13†	60	65

		876

Packaging & Containers - 0.9%
Ball Corp.,
7.13%, 9/1/16	85	88
Crown Americas LLC/Crown Americas Capital Corp.,
7.75%, 11/15/15	125	129
Temple-Inland, Inc.,
6.88%, 1/15/18	165	172

		389

Pharmaceuticals - 1.6%
Abbott Laboratories,
5.60%, 11/30/17	140	155
Express Scripts, Inc.,
5.25%, 6/15/12	75	80
Merck & Co., Inc.,
5.00%, 6/30/19	145	152
Pfizer, Inc.,
5.35%, 3/15/15	210	234
Schering-Plough Corp.,
6.00%, 9/15/17	95	108

		729

Pipelines - 2.0%
Consolidated Natural Gas Co.,
5.00%, 3/1/14†	275	295
El Paso Corp.,
8.25%, 2/15/16	235	249
Enterprise Products Operating LP,
5.60%, 10/15/14	100	109
Kinder Morgan Energy Partners LP,
6.00%, 2/1/17	180	194
Plains All American Pipeline LP/PAA Finance Corp.,
4.25%, 9/1/12†	65	68

		915

Retail - 0.7%
CVS Caremark Corp.,
6.60%, 3/15/19	105	118
Lowe’s Cos., Inc.,
5.60%, 9/15/12†	110	121
Wal-Mart Stores, Inc.,
4.25%, 4/15/13†	60	64

		303

Telecommunications - 3.9%
AT&T, Inc.,
5.60%, 5/15/18	95	101
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	170	184
Cellco Partnership/Verizon Wireless Capital LLC,
8.50%, 11/15/18	170	214
CenturyTel, Inc.,
6.15%, 9/15/19†	150	155
Cisco Systems, Inc.,
4.45%, 1/15/20†	145	145
Qwest Communications International, Inc.,
7.13%, 4/1/18(1) (2) †	240	240
Verizon Communications, Inc.,
8.75%, 11/1/18	200	252
6.35%, 4/1/19	170	189
Windstream Corp.,
8.13%, 8/1/13	150	156
7.88%, 11/1/17	120	117

		1,753

Total Corporate Bonds (Cost $15,445)		15,991

FOREIGN ISSUER BONDS - 9.3%
Banks - 2.6%
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(2)	425	426
Credit Suisse,
6.00%, 2/15/18	220	231

FIXED INCOME PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.3% continued
Banks - 2.6% continued
Lloyds TSB Bank PLC,
4.38%, 1/12/15(1) (2)	$265	$261
UBS A.G.,
3.88%, 1/15/15	90	90
Westpac Banking Corp.,
2.25%, 11/19/12	175	176

		1,184
Beverages - 0.2%
SABMiller PLC,
5.50%, 8/15/13(1) (2)	100	108

Diversified Financial Services - 1.3%
BP Capital Markets PLC,
3.13%, 3/10/12	165	171
Macquarie Group Ltd.,
6.00%, 1/14/20(1) (2) †	260	252
Nomura Holdings, Inc.,
6.70%, 3/4/20	165	165

		588

Electric - 0.2%
TransAlta Corp.,
4.75%, 1/15/15	75	78

Food - 0.3%
Delhaize Group,
5.88%, 2/1/14	140	154

Insurance - 0.9%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	100	109
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (2)	155	124
XL Capital Ltd.,
6.50%, 4/15/17	215	168

		401

Mining - 0.6%
Teck Resources Ltd.,
10.75%, 5/15/19	230	283

Miscellaneous Manufacturing - 1.3%
Bombardier, Inc.,
8.00%, 11/15/14(1) (2) †	210	218
Tyco Electronics Group S.A.,
6.00%, 10/1/12	155	168
Tyco International Finance S.A.,
4.13%, 10/15/14	165	173

		559

Oil & Gas - 0.8%
Devon Financing Corp. ULC,
6.88%, 9/30/11	90	98
Nexen, Inc.,
5.65%, 5/15/17	160	170
Petrobras International Finance Co.,
5.75%, 1/20/20	75	76

		344

Oil & Gas Services - 0.3%
Weatherford International Ltd.,
9.63%, 3/1/19	110	140

Telecommunications - 0.3%
America Movil S.A.B de C.V.,
5.63%, 11/15/17†	115	121

Transportation - 0.5%
Kansas City Southern de Mexico S.A.B. de C.V.,
8.00%, 2/1/18(1) (2)	225	222

Total Foreign Issuer Bonds (Cost $4,158)		4,182

U.S. GOVERNMENT AGENCIES - 9.4%(4)
Fannie Mae - 5.7%
2.05%, 10/19/12	291	292
1.88%, 10/29/12	329	330
2.00%, 1/15/13	550	552
2.13%, 1/25/13	550	554
3.13%, 9/29/14	300	303
2.63%, 11/20/14	152	153
Pool #256883,
6.00%, 9/1/37	377	400
Pool #585617,
7.00%, 5/1/31(5)	—	—

		2,584

Federal Home Loan Bank - 1.6%
2.00%, 10/5/12	550	554
1.63%, 11/21/12	150	151

		705

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    21    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

`	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 9.4% (4) continued
Freddie Mac - 2.1%
Series 2647, Class PB,
5.00%, 10/15/28	$900	$947

Total U.S. Government Agencies (Cost $4,219)		4,236

U.S. GOVERNMENT OBLIGATIONS - 32.8%
U.S. Treasury Notes - 32.8%
1.38%, 2/15/13†	5,878	5,887
2.63%, 12/31/14†	947	965
2.38%, 2/28/15	4,368	4,387
3.00%, 2/28/17	2,310	2,306
3.63%, 2/15/20†	1,142	1,145

		14,690

Total U.S. Government Obligations

(Cost $14,654)		14,690

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 25.1%
Northern Institutional Funds - Liquid Assets Portfolio (6) (7)	11,263,567	$11,264

Total Investment Companies (Cost $11,264)		11,264

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT- TERM INVESTMENTS -19.9%
FHLB Discount Notes,
0.06%, 3/1/10	$2,694	$2,694
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.13%, 3/1/10	6,173	6,173
U.S. Treasury Bill,
0.30%, 1/13/11	50	50

Total Short-Term Investments (Cost $8,917)		8,917

Total Investments - 135.6% (Cost $60,173)		60,810

Liabilities less Other Assets - (35.6)%		(15,971)

NET ASSETS - 100.0%		$44,839

(1)	Restricted security that has been deemed illiquid. At February 28, 2010, the value of these restricted illiquid securities amounted to approximately $3,760,000 or 8.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anheuser-Busch InBev Worldwide, Inc.,
6.88%, 11/15/19	2/10/10	209

BAE Systems Holdings, Inc.,
4.95%, 6/1/14	6/1/09	165

BAE Systems Holdings, Inc.,
6.38%, 6/1/19	8/3/09	167

Bombardier, Inc.,
8.00%, 11/15/14	12/17/09-1/4/10	219

Brocade Communications Systems, Inc.,
6.63%, 1/15/18	1/13/10	30

Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	1/11/07-6/27/07	153

CC Holdings GS V LLC/ Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	182

DirecTV Holdings LLC/ DirecTV Financing Co., Inc.,
4.75%, 10/1/14	1/14/10	238

Erac USA Finance Co.,
6.38%, 10/15/17	12/14/09	58

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/14/09	120

Kansas City Southern de Mexico S.A.B. de C.V.,
8.00%, 2/1/18	1/7/10	222

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	95

Lloyds TSB Bank PLC,
4.38%, 1/12/15	1/5/10	265

Macquarie Group Ltd.,
6.00%, 1/14/20	1/7/10	260

Metropolitan Life Global Funding I,
5.13%, 4/10/13	11/23/09	32

Metropolitan Life Global Funding I,
5.13%, 6/10/14	6/3/09-1/12/10	283

Motiva Enterprises LLC,
5.75%, 1/15/20	1/6/10	80

New York Life Global Funding,
4.65%, 5/9/13	10/27/09	159

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	159

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03-8/24/07	28

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	175

FIXED INCOME PORTFOLIOS    22    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Qwest Communications International, Inc.,
7.13%, 4/1/18	1/7/10	236

SABMiller PLC,
5.50%, 8/15/13	3/6/09	96

Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	11/13/09	60

Thermo Fisher Scientific, Inc.,
3.25%, 11/20/14	11/13/09	25

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	Securities are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (“TLGP”). Under this program, the FDIC guarantees with the full faith and credit of the U.S. government the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity of the debt or June 30, 2012.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Principal amount is less than $500.
(6)	Investment in affiliated portfolio.
(7)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$60,173

Gross tax appreciation of investments	$753
Gross tax depreciation of investments	(116)

Net tax appreciation of investments	$637

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuation based on inputs that are unobservable and significant. The Portfolio utilized the following valuation techniques on Level 3 investments: The Portfolio valued certain securities using evaluated prices, based on broker quotes, accumulated by the Portfolio’s primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Bond Portfolio’s investments, which are carried at fair value, as of February 28, 2010:

INVESTMENTS	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Asset-Backed Securities	$—	$1,530	(1)	$—	$1,530
Corporate Bonds
Aerospace/Defense	—	198		345	543
Agriculture	—	417		—	417
Banks	—	3,120		—	3,120
Beverages	—	96		213	309
Chemicals	—	308		—	308
Commercial Services	—	—		60	60
Computers	—	139		31	170
Diversified Financial Services	—	1,843		191	2,034
Electric	—	411		—	411
Electronics	—	159		85	244
Environmental Control	—	107		—	107
Food	—	176		—	176
Healthcare - Products	—	320		—	320
Healthcare - Services	—	161		—	161
Insurance	—	322		776	1,098
Iron/Steel	—	224		—	224
Lodging	—	—		125	125
Media	—	425		240	665
Metal Fabrication/ Hardware	—	163		—	163
Mining	—	76		—	76
Miscellaneous Manufacturing	—	157		—	157
Office/Business Equipment	—	138		—	138
Oil & Gas	—	792		84	876
Packaging & Containers	—	389		—	389
Pharmaceuticals	—	729		—	729
Pipelines	—	915		—	915
Retail	—	303		—	303
Telecommunications	—	1,329		424	1,753
Foreign Issuer Bonds
Banks	—	923		261	1,184
Beverages	—	—		108	108
Diversified Financial Services	—	336		252	588
Electric	—	78		—	78
Food	—	154		—	154
Insurance	—	277		124	401

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    23    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued	FEBRUARY 28, 2010 (UNAUDITED)

INVESTMENTS	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Mining	$—	$283		$—	$283
Miscellaneous Manufacturing	—	341		218	559
Oil & Gas	—	344		—	344
Oil & Gas Services	—	140		—	140
Telecommunications	—	121		—	121
Transportation	—	—		222	222
U.S. Government Agencies	—	4,236	(1)	—	4,236
U.S. Government Obligations	—	14,690		—	14,690
Investment Companies	11,264	—		—	11,264
Short-Term Investments	—	8,917		—	8,917

Total Investments	$11,264	$45,787		$3,759	$60,810

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/09 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 2/28/10 (000S)
Corporate Bonds
Aerospace/Defense	$345	$—	$—	$—	$—	$345
Beverages	165	4	—	44	—	213
Commercial Services	—	—	2	58	—	60
Computers	—	—	—	31	—	31
Diversified Financial Services	32	—	3	156	—	191
Electronics	—	—	—	—	85	85
Insurance	685	—	6	53	32	776
Lodging	124	—	1	—	—	125
Media	—	—	2	238	—	240
Oil & Gas	—	—	4	80	—	84
Real Estate Investment Trusts	21	(25)	27	(23)	—	—
Telecommunications	—	—	6	418	—	424
Foreign Issuer Bonds
Banks	—	—	(4)	265	—	261
Beverages	108	—	—	—	—	108
Diversified Financial Services	—	—	(8)	260	—	252
Insurance	113	—	11	—	—	124
Mining	108	19	(18)	(109)	—	—
Miscellaneous Manufacturing	—	—	(1)	219	—	218
Transportation	—	—	—	222	—	222

Total	$1,701	$(2)	$31	$1,912	$117	$3,759

The amount of change in net unrealized gain on investments in Level 3 securities still held at February 28, 2010, was approximately $25,000.

FIXED INCOME PORTFOLIOS    24    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO	FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.7%
Commercial Mortgage Services - 5.3%
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A4,
4.78%, 7/10/43	$1,170	$1,206
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2,
5.52%, 7/10/46	1,780	1,834
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	2,500	2,582
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	1,125	1,141
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A1,
5.23%, 9/15/39	917	933
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	1,790	1,839

		9,535

Utilities - 1.4%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1,
1.83%, 2/15/16	2,610	2,600

Total Asset-Backed Securities (Cost $12,024)		12,135

CORPORATE BONDS - 34.6%
Aerospace/Defense - 1.4% BAE Systems Holdings, Inc.,
4.95%, 6/1/14(1) (2)	730	771
L-3 Communications Corp.,
6.38%, 10/15/15	855	869
Northrop Grumman Corp.,
3.70%, 8/1/14	900	929

		2,569

Banks - 6.5%
Citibank N.A.,
1.88%, 6/4/12†	2,484	2,522
Citigroup, Inc.,
2.88%, 12/9/11†	3,096	3,203
6.01%, 1/15/15†	1,435	1,501
Goldman Sachs Group (The), Inc.,
5.15%, 1/15/14	770	822
6.00%, 5/1/14	620	681
JPMorgan Chase & Co.,
3.70%, 1/20/15†	1,100	1,113
Morgan Stanley,
4.20%, 11/20/14	435	436
SunTrust Bank,
0.36%, 5/21/12	770	744
Wells Fargo & Co.,
4.38%, 1/31/13	685	721

		11,743

Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14(1) (2)	740	803
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	870	876

		1,679

Chemicals - 2.0%
Dow Chemical (The) Co.,
7.60%, 5/15/14	845	965
EI du Pont de Nemours & Co.,
3.25%, 1/15/15	1,045	1,055
Praxair, Inc.,
1.75%, 11/15/12	1,700	1,700

		3,720

Computers - 1.4%
Dell, Inc.,
3.38%, 6/15/12	765	797
Hewlett-Packard Co.,
5.25%, 3/1/12†	620	670
International Business Machines Corp.,
2.10%, 5/6/13†	1,035	1,045

		2,512

Diversified Financial Services - 7.6%
BlackRock, Inc.,
3.50%, 12/10/14†	1,505	1,528
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	690	711
General Electric Capital Corp.,
2.25%, 3/12/12(3)†	3,900	3,991
2.13%, 12/21/12(3)†	1,491	1,515
2.80%, 1/8/13(3)†	1,940	1,957
3.75%, 11/14/14(3)†	1,040	1,047
John Deere Capital Corp.,
5.25%, 10/1/12†	635	692

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    25    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.6% continued
Diversified Financial Services - 7.6% continued
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2) †	$660	$669
TD Ameritrade Holding Corp.,
4.15%, 12/1/14	1,670	1,684

		13,794

Electric - 0.9%
Midamerican Energy Holdings Co.,
3.15%, 7/15/12	900	926
PSEG Power LLC,
6.95%, 6/1/12	670	738

		1,664

Electronics - 0.7%
Agilent Technologies, Inc.,
5.50%, 9/14/15	715	769
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12(1) (2)	320	321
3.25%, 11/20/14(1) (2)	135	135

		1,225

Environmental Control - 0.3%
Allied Waste North America, Inc.,
6.13%, 2/15/14	475	486

Food - 0.4%
SUPERVALU, Inc.,
8.00%, 5/1/16	745	751

Healthcare - Products - 0.5%
Boston Scientific Corp.,
4.50%, 1/15/15	1,000	996

Insurance - 1.9%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2) †	420	434
Metropolitan Life Global Funding I,
5.13%, 4/10/13(1) (2)	160	173
5.13%, 6/10/14(1) (2) †	1,180	1,266
New York Life Global Funding,
4.65%, 5/9/13(1) (2)	720	770
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	780	848

		3,491

Iron/Steel - 0.5%
Steel Dynamics, Inc.,
7.38%, 11/1/12	930	946

Media - 1.6%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.75%, 10/1/14(1) (2)	970	1,014
7.63%, 5/15/16	210	230
Time Warner Cable, Inc.,
5.40%, 7/2/12	625	671
Time Warner, Inc.,
6.75%, 4/15/11	855	904

		2,819

Office/Business Equipment - 0.5%
Xerox Corp.,
5.50%, 5/15/12	505	537
4.25%, 2/15/15	425	435

		972

Oil & Gas - 0.5%
Anadarko Petroleum Corp.,
5.75%, 6/15/14†	900	986

Packaging & Containers - 0.3%
Crown Americas LLC/Crown Americas Capital Corp.,
7.75%, 11/15/15	545	563

Pharmaceuticals - 1.4%
Eli Lilly & Co.,
3.55%, 3/6/12	625	654
Express Scripts, Inc.,
5.25%, 6/15/12	350	375
Merck & Co., Inc.,
1.88%, 6/30/11†	845	856
Pfizer, Inc.,
4.45%, 3/15/12	630	672

		2,557

Pipelines - 1.8%
Energy Transfer Partners LP,
5.65%, 8/1/12†	900	972
Enterprise Products Operating LLC,
5.60%, 10/15/14	450	490
Plains All American Pipeline LP/PAA Finance Corp.,
4.25%, 9/1/12	310	324
Transcontinental Gas Pipe Line Corp.,
7.00%, 8/15/11	895	962

FIXED INCOME PORTFOLIOS    26    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.6% continued
Pipelines - 1.8% continued
Williams Partners LP,
3.80%, 2/15/15(1) (2) †	$455	$460

		3,208

Software - 0.4%
Oracle Corp.,
5.00%, 1/15/11	720	748

Telecommunications - 3.1%
AT&T, Inc.,
4.95%, 1/15/13	1,275	1,377
Cellco Partnership/Verizon Wireless Capital LLC,
3.75%, 5/20/11	1,190	1,229
5.55%, 2/1/14	490	540
Cisco Systems, Inc.,
2.90%, 11/17/14†	520	530
Verizon Communications, Inc.,
5.35%, 2/15/11†	740	773
Verizon New Jersey, Inc.,
5.88%, 1/17/12	400	428
Windstream Corp.,
8.13%, 8/1/13	665	691

		5,568

Total Corporate Bonds (Cost $61,331)		62,997

FOREIGN ISSUER BONDS - 8.5%
Banks - 2.4%
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(1)	1,860	1,866
Lloyds TSB Bank PLC,
4.38%, 1/12/15(1) (2)	1,135	1,116
UBS A.G./Stamford CT,
3.88%, 1/15/15	440	440
Westpac Banking Corp.,
2.25%, 11/19/12	1,000	1,005

		4,427

Chemicals - 0.3%
Potash Corp. of Saskatchewan, Inc.,
5.25%, 5/15/14	425	462

Diversified Financial Services - 1.0%
Nomura Holdings, Inc.,
5.00%, 3/4/15(4)	1,805	1,823

Electric - 0.2%
TransAlta Corp.,
4.75%, 1/15/15	390	404

Food - 0.5%
Delhaize Group S.A.,
5.88%, 2/1/14†	895	987

Mining - 0.6%
Teck Resources Ltd.,
9.75%, 5/15/14	1,000	1,180

Miscellaneous Manufacturing - 0.7%
Bombardier, Inc.,
8.00%, 11/15/14(1) (2) †	900	936
Tyco International Finance S.A.,
4.13%, 10/15/14	245	257

		1,193

Oil & Gas - 2.3%
Anadarko Finance Co.,
6.75%, 5/1/11	895	946
Cenovus Energy, Inc.,
4.50%, 9/15/14(1) (2) †	875	921
Conoco Funding Co.,
6.35%, 10/15/11	680	738
Shell International Finance B.V.,
1.30%, 9/22/11†	555	560
Statoil ASA,
2.90%, 10/15/14	1,025	1,041

		4,206

Telecommunications - 0.5%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15	775	846

Total Foreign Issuer Bonds (Cost $15,165)		15,528

U.S. GOVERNMENT AGENCIES - 24.1% (5)
Fannie Mae - 10.3%
2.05%, 10/19/12	1,526	1,529
1.88%, 10/29/12	1,705	1,713
2.13%, 1/25/13	1,811	1,823
3.13%, 9/29/14	1,250	1,261

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    27    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 24.1% (5) continued
Fannie Mae - 10.3% continued
Pool #190371,
6.50%, 7/1/36	$1,421	$1,521
Pool #256883,
6.00%, 9/1/37	850	903
Pool #257042,
6.50%, 1/1/38	879	939
Pool #555649,
7.50%, 10/1/32	120	135
Pool #869217,
5.45%, 2/1/36	1,755	1,826
Pool #893082,
5.81%, 9/1/36	929	970
Pool #897243,
6.00%, 11/1/36	2,144	2,281
Pool #946869,
6.00%, 9/1/37	1,207	1,282
Pool #988916,
5.00%, 8/1/23	1,695	1,789
Series 2006-12, Class PB,
5.50%, 8/25/29	800	842

		18,814

Federal Farm Credit Bank - 0.8%
1.75%, 2/21/13	1,370	1,381

Federal Home Loan Bank - 1.0%
2.00%, 10/5/12	1,811	1,825

Freddie Mac - 8.3%
2.13%, 8/26/13	1,800	1,810
Pool #1B3617,
5.96%, 10/1/37	1,170	1,218
Pool #848076,
5.56%, 6/1/38	1,451	1,531
Series 2647, Class PB,
5.00%, 10/15/28	3,738	3,932
Series 2668, Class OE,
5.00%, 10/15/28	700	739
Series 2775, Class MD,
5.00%, 10/15/28	500	530
Series 2866, Class TM,
5.00%, 1/15/29	425	450
Series 3070, Class QD,
5.00%, 9/15/28	1,000	1,053
Freddie Mac - 8.3% continued
Series 3200, Class ED,
5.00%, 12/15/31	3,745	3,949

		15,212

Freddie Mac Gold - 1.6%
Pool #G05367,
5.50%, 12/1/35	1,462	1,549
Pool #G13387,
5.00%, 4/1/23	1,268	1,349

		2,898

Government National Mortgage Association - 2.1%
Series 2007, Class 15A,
4.51%, 10/16/28	1,492	1,542
Series 2007, Class 4A,
4.21%, 6/16/29	1,035	1,074
Series 2008, Class 14AC,
4.46%, 12/16/30	234	245
Series 2008, Class 8A,
3.61%, 11/16/27	881	900

		3,761

Total U.S. Government Agencies (Cost $43,472)		43,891

U.S. GOVERNMENT OBLIGATIONS - 20.7%
U.S. Treasury Notes - 20.7%
1.13%, 12/15/11†	4,317	4,351
1.25%, 11/30/10†	2,713	2,733
0.88%, 2/29/12	10,976	10,991
1.38%, 9/15/12†	19,464	19,598

		37,673

Total U.S. Government Obligations (Cost $37,591)		37,673

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 14.4%
Northern Institutional Funds - Liquid Assets Portfolio (6) (7)	26,177,599	$26,178

Total Investment Companies (Cost $26,178)		26,178

FIXED INCOME PORTFOLIOS    28    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.8%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.13%, 3/1/10	$21,253	$21,253
U.S. Treasury Bill,
0.01%, 1/13/11(8)	150	150

Total Short-Term Investments (Cost $21,403)		21,403

Total Investments - 120.8% (Cost $217,164)		219,805

Liabilities less Other Assets - (20.8)%		(37,792)

NET ASSETS - 100.0%		$182,013

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At February 28, 2010, the value of these restricted illiquid securities amounted to approximately $10,636,000 or 5.84% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14	10/22/09	$786

BAE Systems Holdings, Inc.,
4.95%,6/1/14	6/1/09	729

Bombardier, Inc.,
8.00%,11/15/14	12/17/09-1/4/10	939

Cenovus Energy, Inc.,
4.50%,9/15/14	9/15/09	874

DirecTV Holdings LLC/ DirecTV Financing Co., Inc.,
4.75%,10/1/14	1/14/10	1,005

Liberty Mutual Group, Inc.,
5.75%,3/15/14	6/16/09-1/5/10	393

Lloyds TSB Bank PLC,
4.38%,1/12/15	1/5/10	1,135

Metropolitian Life Global Funding I,
5.13%,4/10/13	11/23/09	171

Metropolitian Life Global Funding I,
5.13%,6/10/14	6/3/09-1/12/10	1,237

New York Life Global Funding,
4.65%,5/9/13	10/27/09	765

Nissan Motor Acceptance Corp.,
4.50%,1/30/15	1/20/10	657

Pricoa Global Funding I,
5.45%,6/11/14	6/4/09	778

Thermo Fisher Scientific, Inc.,
2.15%,12/28/12	11/13/09	320

Thermo Fisher Scientific, Inc.,
3.25%,11/20/14	11/13/09	135

William Partners LP,
3.80%,2/15/15	2/2/10	455

(3)	Securities are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (“TLGP”). Under this program, the FDIC guarantees with the full faith and credit of the U.S. government the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity of the debt or June 30, 2012.
(4)	When-Issued Security.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(6)	Investment in affiliated portfolio.
(7)	Investment relates to cash collateral received from portfolio securities loaned.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 28, 2010, the Short Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSSES (000S)
Five Year U.S. Treasury Note	150	$17,391	Short	6/10	$(136)

Federal Tax Information:

At February 28, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$217,164

Gross tax appreciation of investments	$2,729
Gross tax depreciation of investments	(88)

Net tax appreciation of investments	$2,641

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Portfolio utilized the following valuations techniques on Level 3 investments: The Portfolio valued certain securities using evaluated prices, based on broker quotes, accumulated by the Portfolio’s primary pricing source.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    29    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of February 28, 2010:

INVESTMENTS	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Asset-Backed Securities	$—	$12,135	(1)	$—	$12,135
Corporate Bonds
Aerospace/Defense	—	1,798		771	2,569
Banks	—	11,743		—	11,743
Beverages	—	876		803	1,679
Chemicals	—	3,720		—	3,720
Computers	—	2,512		—	2,512
Diversified Financial Services	—	13,126		668	13,794
Electric	—	1,664		—	1,664
Electronics	—	769		456	1,225
Environmental Control	—	486		—	486
Food	—	751		—	751
Healthcare - Products	—	996		—	996
Insurance	—	—		3,491	3,491
Iron/Steel	—	946		—	946
Media	—	1,805		1,014	2,819
Office/Business Equipment	—	972		—	972
Oil & Gas	—	986		—	986
Packaging & Containers	—	563		—	563
Pharmaceuticals	—	2,557		—	2,557
Pipelines	—	2,748		460	3,208
Software	—	748		—	748
Telecommunications	—	5,568		—	5,568
Foreign Issuer Bonds
Banks	—	3,311		1,116	4,427
Chemicals	—	462		—	462
Diversified Financial Services	—	1,823		—	1823
Electric	—	404		—	404
Food	—	987		—	987
Mining	—	1,180		—	1,180
Miscellaneous Manufacturing	—	257		936	1,193
Oil & Gas	—	3,285		921	4,206
Telecommunications	—	846		—	846
U.S. Government Agencies	—	43,891	(1)	—	43,891
U.S. Government Obligations	—	37,673	(1)	—	37,673
Investment Companies	26,178	—		—	26,178
Short-Term Investments	—	21,403		—	21,403

Total Investments	$26,178	$182,991		$10,636	$219,805

Other Financial Instruments *	$(136)	$—		$—	$(136)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME PORTFOLIOS    30    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	BALANCE AS OF 11/30/09 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 2/28/10 (000S)
Asset-Backed Securities
Utilities	$2,610	$—	$—	$—	$(2,610)	$—
Corporate Bonds
Aerospace/Defense	766	—	5	—	—	771
Beverages	802	—	1	—	—	803
Diversified Financial Services	—	—	11	657	—	668
Electronics	—	—	—	—	456	456
Insurance	3,038	—	26	254	173	3,491
Media	—	—	9	1,005	—	1,014
Pipelines	—	—	5	455	—	460
Foreign Issuer Bonds
Banks	—	—	(19)	1,135	—	1,116
Mining	450	81	(75)	(456)	—	—
Miscellaneous Manufacturing	—	—	(3)	939	—	936
Oil & Gas	917	—	4	—	—	921

Total	$8,583	$81	$(36)	$3,989	$(1,981)	$10,636

The amount of change in net unrealized gain on investments in Level 3 securities still held at February 28, 2010, was approximately $51,000.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    31    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 4.1%
Banks - 0.9%
Citibank N.A.,
1.88%, 6/4/12	$690	$701

Diversified Financial Services - 3.2%
General Electric Capital Corp.,
2.25%, 3/12/12(3)†	1,550	1,586
2.13%, 12/21/12(3)	850	864

		2,450

Total Corporate Bonds (Cost $3,114)		3,151

U.S. GOVERNMENT AGENCIES - 27.4%(1)
Fannie Mae - 16.8%
2.05%, 10/19/12	800	802
1.88%, 10/29/12	514	516
2.00%, 1/15/13	750	753
2.13%, 1/25/13	750	755
3.13%, 9/29/14	970	978
2.63%, 11/20/14	767	774
3.00%, 2/17/15	1,000	1,009
2.25%, 3/2/17(2)	800	806
Pool #190371,
6.50%, 7/1/36	853	913
Pool #257042,
6.50%, 1/1/38	865	924
Pool #555649,
7.50%, 10/1/32	86	97
Pool #735402,
5.00%, 4/1/35	827	861
Pool #869217,
5.45%, 2/1/36	1,058	1,100
Pool #893082,
5.81%, 9/1/36	350	366
Pool #995049,
5.50%, 2/1/38	1,173	1,239
Series 2007, Class 26C,
5.50%, 3/25/33	899	952

		12,845

Federal Farm Credit Bank - 1.0%
1.75%, 2/21/13	775	781

Federal Home Loan Bank - 1.7%
2.00%, 10/5/12	750	756
1.63%, 11/21/12	555	558

		1,314

Freddie Mac - 5.9%
2.13%, 8/26/13	800	805
Pool #1J0365,
5.91%, 4/1/37	781	813
Pool #1J2840,
5.96%, 9/1/37	1,066	1,109
Pool #410092,
3.17%, 11/1/24	6	6
Series 2647, Class PB,
5.00%, 10/15/28	1,000	1,052
Series 2944, Class WD,
5.50%, 11/15/28	667	694

		4,479

Government National Mortgage Association - 2.0%
Series 2007, Class 15A,
4.51%, 10/16/28	522	539
Series 2007, Class 4A,
4.21%, 6/16/29	277	288
Series 2008, Class 14AC,
4.46%, 12/16/30	341	357
Series 2008, Class 8A,
3.61%, 11/16/27	308	315

		1,499

Total U.S. Government Agencies (Cost $20,646)		20,918

U.S. GOVERNMENT OBLIGATIONS - 57.7%
U.S. Treasury Notes - 57.7%
1.38%, 5/15/12	5,182	5,235
0.88%, 2/29/12	6,640	6,649
1.38%, 2/15/13†	14,777	14,800
2.38%, 2/28/15	13,075	13,131
4.13%, 5/15/15	3,826	4,165

		43,980

Total U.S. Government Obligations (Cost $43,848)		43,980

FIXED INCOME PORTFOLIOS    32    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 17.4%
Northern Institutional Funds - Liquid Assets Portfolio (4) (5)	13,280,563	$13,281

Total Investment Companies (Cost $13,281)		13,281

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 37.5%
FHLB Discount Note,
0.06%, 3/1/10	17,024	17,024
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.13%, 3/1/10	11,430	11,430
U.S. Treasury Bill,
0.30%, 1/13/11	150	150

Total Short-Term Investments (Cost $28,604)		28,604

Total Investments - 144.1% (Cost $109,493)		109,934

Liabilities less Other Assets - (44.1)%		(33,638)

NET ASSETS - 100.0%		$76,296

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	Securities are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (“TLGP”). Under this program, the FDIC guarantees with the full faith and credit of the U.S. government the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity of the debt or June 30, 2012.
(4)	Investment in affiliated portfolio.
(5)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 28, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$109,493

Gross tax appreciation of investments	$447
Gross tax depreciation of investments	(6)

Net tax appreciation of investments	$441

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Securities Portfolio’s investments, which are carried at fair value, as of February 28, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds	$—	$3,151	(1)	$—	$3,151
U.S. Government Agencies	—	20,918	(1)	—	20,918
U.S. Government Obligations	—	43,980		—	43,980
Investment Companies	13,281			—	13,281
Short-Term Investments	—	28,604		—	28,604

Total Investments	$13,281	$96,653		$—	$109,934

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    33    FIXED INCOME PORTFOLIOS

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 29.9%
Non-U.S. Depository Institutions - 29.9%
Australia & New Zealand Bank, London Branch, 0.30%, 4/23/10	$35,000	$35,000
0.21%, 5/25/10	65,000	65,000
0.25%, 5/27/10	50,000	50,000
Banco Bilbao Vizcaya Argentaria, 0.27%, 3/19/10	35,000	35,000
0.31%, 4/22/10	55,000	55,000
0.32%, 4/22/10	45,000	45,000
Banco Bilbao Vizcaya Argentaria, London, 0.30%, 3/8/10	35,000	35,000
0.24%, 4/7/10	35,000	35,000
0.31%, 7/30/10	55,000	55,000
0.34%, 8/19/10	20,000	20,000
Bank of Montreal, Chicago Branch, 0.21%, 3/22/10	90,000	90,000
Bank of Nova Scotia, Houston, 0.30%, 6/15/10	10,000	10,000
0.29%, 6/18/10	45,000	45,000
Barclays Bank PLC, FRCD, 0.53%, 3/15/10	50,000	50,000
0.24%, 3/19/10	60,000	60,000
Barclays Bank PLC, New York, FRCD, 0.28%, 3/22/10	140,000	140,000
0.28%, 3/25/10	40,000	40,000
BNP Paribas, Chicago, 0.22%, 5/10/10	50,000	50,000
BNP Paribas, New York Branch, 0.21%, 3/22/10	60,000	60,000
BNP Paribas S.A., London Branch, 0.32%, 4/16/10	65,000	65,000
0.27%, 5/25/10	30,000	30,000
0.30%, 7/6/10	65,000	65,000
Credit Agricole CIB, London, 0.34%, 5/18/10	45,000	45,000
Credit Agricole S.A., London Branch, 0.30%, 4/22/10	25,000	25,000
0.20%, 4/26/10	35,000	35,000
0.20%, 5/4/10	100,000	100,000
Deutsche Bank, New York Branch, 0.18%, 4/26/10	70,000	70,000
DNB Norway Bank, London Branch, 0.21%, 5/10/10	25,000	25,000
HSBC PLC, London, 0.30%, 4/28/10	60,000	60,000
Intesa San Paolo Spa, London, 0.18%, 3/5/10	50,000	50,000
0.18%, 4/1/10	50,000	50,000
National Australia Bank, London Branch, 0.20%, 3/15/10	80,000	80,000
0.20%, 3/18/10	65,000	65,000
0.36%, 3/18/10	20,000	20,000
Nordea Bank Finland, New York, 0.19%, 3/4/10	30,000	30,000
0.25%, 5/25/10	25,000	25,000
Rabobank Nederland, New York Branch, 0.33%, 3/1/10	75,000	75,000
0.29%, 6/11/10	50,000	50,000
Rabobank Nederland NV, New York, FRCD, 0.21%, 3/8/10	50,000	50,000
0.23%, 3/9/10	45,000	45,000
Royal Bank of Scotland, CT, FRCD, 0.41%, 3/25/10	55,000	55,000

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 29.9% continued
Non-U.S. Depository Institutions - 29.9% continued
Royal Bank of Scotland, Stamford CT Branch, 0.40%, 7/15/10	$45,000	$45,000
Santander UK PLC, FRCD, 0.24%, 3/25/10	75,000	75,000
Societe Generale, London Branch, 0.26%, 3/1/10	115,000	115,000
0.18%, 4/1/10	35,000	35,000
Societe Generale, New York Branch, 0.22%, 5/4/10	50,000	50,000
0.33%, 7/6/10	20,000	20,000
Societe Generale, New York, FRCD, 0.25%, 3/25/10	50,000	50,000
Svenska Handelsbanken, Inc., New York Branch, 0.20%, 3/1/10	25,000	25,000
Westpac Banking Corp., FRCD, 0.20%, 3/1/10	50,000	50,000
Westpac Banking Corp., New York, FRCD, 0.20%, 3/1/10	165,000	165,000

Total Certificates of Deposit (Cost $2,720,000)		2,720,000

COMMERCIAL PAPER - 11.1%
Bank Holding Companies - 0.8%
HSBC USA, Inc., 0.22%, 4/8/10	43,200	43,190
0.29%, 6/2/10	32,500	32,476

		75,666

Chemicals and Allied Products - 0.8%
Pfizer, Inc., 0.80%, 7/8/10	35,000	34,900
0.80%, 7/16/10	40,000	39,878

		74,778

Electronic and Other Electronic Components - 0.9%
General Electric Capital Services, 0.22%, 3/18/10	80,000	79,992

Multi-Seller Conduits - 6.8%
Amsterdam Funding, 0.18%, 3/24/10	25,000	24,997
Bryant Park Funding LLC, 0.15%, 3/15/10	25,000	24,999
Chariot Funding LLC, 0.20%, 5/27/10	5,003	5,001
Charta Corp., 0.20%, 5/13/10	25,000	24,990
0.20%, 5/26/10	20,000	19,990
Clipper Receivables Corp., 0.20%, 4/14/10	35,000	34,991
Corporate Receivables Corp., 0.19%, 4/27/10	20,800	20,794
0.20%, 5/6/10	25,000	24,991
Kitty Hawk Funding Corp., 0.22%, 3/1/10	39,400	39,400
0.18%, 4/8/10	10,000	9,998
0.20%, 5/5/10	22,152	22,144
0.20%, 5/24/10	1,802	1,801
Ranger Funding Co. LLC, 0.19%, 4/7/10	15,000	14,997
0.20%, 5/21/10	18,012	18,004
0.20%, 5/26/10	10,000	9,995
Regency Markets, Inc., 0.18%, 3/10/10	19,000	18,999
0.18%, 3/12/10	20,000	19,999
0.18%, 3/22/10	40,000	39,996

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 11.1% continued
Multi-Seller Conduits - 6.8% continued
Sheffield Receivables Corp., 0.20%, 4/27/10	$30,000	$29,991
0.20%, 5/7/10	55,000	54,980
Straight-A Funding LLC, 0.17%, 4/12/10	10,000	9,998
Thames Asset Global Securitization Number One, Inc., 0.18%, 3/23/10	34,052	34,048
Tulip Funding Corp., 0.18%, 3/19/10	5,000	5,000
0.18%, 3/22/10	38,183	38,179
Victory Receivables Corp., 0.17%, 3/18/10	18,764	18,762
Yorktown Capital LLC, 0.22%, 3/1/10	11,032	11,032
0.23%, 3/8/10	6,439	6,439
0.17%, 3/15/10	18,767	18,765
0.23%, 3/22/10	14,960	14,958

		618,238

Non-U.S. Bank - Non-U.S. Government - 1.2%
Danske Corp., Sovereign Gtd., 0.18%, 3/29/10	32,300	32,295
0.20%, 4/19/10	40,000	39,989
0.20%, 5/25/10	35,000	34,983

		107,267

Non-U.S. Depository Institutions - 0.6%
Lloyds Bank PLC, 0.36%, 7/6/10	50,000	49,937

Total Commercial Paper (Cost $1,005,878)		1,005,878

CORPORATE NOTES/BONDS - 5.1%
Foreign Agency and Regional Governments - 0.1%
KFW, 1.88%, 3/15/11	10,000	10,145

Insurance Carriers - 0.5%
Berkshire Hathaway, Inc., FRN, 0.23%, 5/10/10	45,000	45,000

Non-Depository Personal Credit - 0.2%
General Electric Capital Corp., FRN, 0.29%, 3/4/10	16,902	16,903

Non-U.S. Depository Institutions - 1.0%
Santander US Debt S.A. Unipersonal, FRN, (1) 0.30%, 4/23/10	54,249	54,258
Westpac Banking Corp., FRN, (1) 0.27%, 3/2/10	35,000	35,000

		89,258

Supranational - 2.2%
International Bank for Reconstruction & Development, 0.73%, 6/10/11	80,000	80,000
International Finance Corp., 0.15%, 3/4/10	65,000	64,999
0.15%, 3/22/10	55,000	54,995

		199,994

U.S. Depository Institutions - 1.1%
Bank of America N.A., FDIC Gtd., FRN, (2) 0.28%, 3/15/10	100,000	100,000

Total Corporate Notes/Bonds (Cost $461,300)		461,300

EURODOLLAR TIME DEPOSITS - 6.7%
Non-U.S. Depository Institutions - 3.8%
Banco Bilbao Vizcaya Argentaria, Grand Cayman, 0.13%, 3/1/10	111,795	111,795
Banco Santander Central Hispano, Madrid, 0.18%, 3/5/10	110,000	110,000
Societe Generale, Paris, France, 0.16%, 3/1/10	125,000	125,000

		346,795

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 6.7% continued
U.S. Depository Institutions - 2.9%
Bank of America, Toronto, Canada, 0.12%, 3/1/10	$100,000	$100,000
Citibank, Nassau, 0.13%, 3/1/10	140,000	140,000
JPMorgan Chase Bank, Toronto, Canada, 0.10%, 3/1/10	22,000	22,000

		262,000

Total Eurodollar Time Deposits (Cost $608,795)		608,795

U.S. GOVERNMENT AGENCIES - 19.2% (3)
Federal Farm Credit Bank - 1.1%
FFCB FRN, 0.19%, 3/1/10	35,000	34,991
0.25%, 3/6/10	70,000	70,016

		105,007

Federal Home Loan Bank - 14.2%
FHLB Bonds, 1.10%, 3/10/10	45,000	44,999
4.38%, 3/17/10	47,000	47,065
0.90%, 4/7/10	40,000	39,998
0.88%, 4/15/10	50,000	50,000
0.82%, 4/23/10	25,000	25,000
0.82%, 4/28/10	25,000	24,999
0.80%, 4/30/10	30,000	30,002
0.80%, 5/17/10	30,000	29,996
0.55%, 6/10/10	35,000	34,994
0.50%, 11/10/10	5,000	5,000
FHLB Callable Bonds, 0.55%, 11/3/10	35,000	35,000
0.55%, 11/5/10	35,000	35,000
0.56%, 11/19/10	37,000	37,000
0.40%, 12/28/10	25,000	25,000
0.45%, 12/29/10	92,000	91,997
0.45%, 2/9/11	45,000	45,000
0.50%, 3/7/11	27,000	27,000
0.50%, 3/14/11	13,000	13,000
FHLB Discount Note, 1.00%, 3/4/10	40,000	39,997
FHLB FRN, 0.25%, 3/1/10	240,000	239,969
0.30%, 3/1/10	60,000	60,000
0.80%, 3/1/10	60,000	60,000
0.14%, 3/12/10	45,000	44,974
0.13%, 3/31/10	60,000	59,970
0.20%, 4/8/10	75,000	75,000
0.20%, 4/28/10	75,000	74,994

		1,295,954

Federal Home Loan Mortgage Corporation - 2.8%
FHLMC FRN, 0.24%, 3/3/10	75,000	74,988
0.23%, 3/10/10	75,000	74,984
0.16%, 5/4/10	60,000	59,994
FHLMC Note, 1.45%, 9/10/10	40,000	40,189

		250,155

Federal National Mortgage Association - 1.1%
FNMA FRN, 0.14%, 4/13/10	40,000	39,991
0.20%, 5/5/10	40,000	39,991
FNMA Note, 3.00%, 7/12/10	17,000	17,154

		97,136

Total U.S. Government Agencies (Cost $1,748,252)		1,748,252

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 6.0%
U.S. Treasury Bills - 1.6%
0.51%, 4/1/10	$60,000	$59,973
0.50%, 7/1/10	30,000	29,949
0.39%, 9/23/10	20,000	19,955
0.43%, 12/16/10	42,000	41,856

		151,733

U.S. Treasury Notes - 4.4%
2.38%, 8/31/10	57,000	57,499
4.50%, 11/15/10	40,000	41,141
1.25%, 11/30/10	111,000	111,736
0.88%, 1/31/11	85,000	85,250
5.00%, 2/15/11	55,000	57,428
0.88%, 2/28/11	45,000	45,199

		398,253

Total U.S. Government Obligations (Cost $549,986)		549,986

Investments, at Amortized Cost ($7,094,211)		7,094,211

REPURCHASE AGREEMENTS - 22.9%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 2.2% (4)
Morgan Stanley & Co., Inc., dated 2/26/10, repurchase price $44,351 0.09%, 3/1/10	44,351	44,351
Societe Generale, New York Branch, dated 2/26/10, repurchase price $88,703 0.10%, 3/1/10	88,702	88,702
UBS Securities LLC, dated 2/26/10, repurchase price $66,527 0.09%, 3/1/10	66,527	66,527

		199,580

(Collateralized at a minimum of 102%)
Repurchase Agreements - 20.7% (5)
Bank of America, N.A., dated 2/26/10, repurchase price $585,006 0.12%, 3/1/10	585,000	585,000
BNP Paribas Securities Corp., dated 2/26/10, repurchase price $175,002 0.11%, 3/1/10	175,000	175,000
Citigroup Global Markets, Inc., dated 2/26/10, repurchase price $119,944 0.12%, 3/1/10	119,943	119,943
Credit Suisse Securities (USA) LLC, dated 2/26/10, repurchase price $115,001 0.12%, 3/1/10	115,000	115,000
RBS Securities, Inc., dated 2/26/10, repurchase price $60,001 0.10%, 3/1/10	60,000	60,000
Societe Generale, New York Branch, dated 2/26/10, repurchase price $825,008 0.12%, 3/1/10	825,000	825,000

		1,879,943

Total Repurchase Agreements (Cost $2,079,523)		2,079,523

Total Investments - 100.9% (Cost $9,173,734) (6)		9,173,734

Liabilities less Other Assets - (0.9)%		(80,132)

NET ASSETS - 100.0%		$9,093,602

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$80,746	2.38% - 6.25%	8/15/23 - 1/15/27
U.S. Treasury Notes	$122,876	0.88% - 4.00%	1/31/11 - 8/15/18

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$177,927	2.98% - 6.40%	12/1/33 - 12/1/39
FNMA	$1,696,617	2.23% - 6.50%	11/1/13 - 9/1/45
U.S Treasury Notes	$61,202	2.00% - 3.75%	9/30/10 - 11/15/18

(6)	The cost for federal income tax purposes was $9,173,734.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio's investments, which are carried at fair value, as of February 28, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Diversified Assets Portfolio	$—	$9,173,734	(1)	$—	$9,173,734

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

DIVERSIFIED ASSETS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating rate and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FDIC    Federal Deposit Insurance Corporation

FFCB    Federal Farm Credit Bank

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FRCD    Floating Rate Certificates of Deposit

FRN    Floating Rate Notes

Gtd.    Guaranteed

MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 60.8% (1)
Federal Farm Credit Bank - 12.6%
FFCB Bonds, 2.88%, 8/4/10	$10,000	$10,114
5.25%, 9/13/10	10,000	10,266
0.41%, 10/26/10	20,000	20,009
FFCB Discount Notes, 0.50%, 3/30/10	25,000	24,990
0.53%, 6/17/10	50,000	49,921
0.28%, 9/15/10	75,000	74,885
0.35%, 11/12/10	10,000	9,975
FFCB FRN, 0.22%, 3/1/10	25,000	24,995
0.62%, 3/1/10	35,000	35,000
0.23%, 3/2/10	30,000	29,999
0.28%, 3/6/10	50,000	50,056
0.16%, 3/9/10	35,000	35,000
0.53%, 3/15/10	99,000	99,033
0.25%, 3/20/10	50,000	49,995
0.47%, 3/20/10	100,000	100,000
0.15%, 3/22/10	13,500	13,499
0.12%, 3/24/10	45,000	44,999
0.22%, 3/25/10	30,000	30,000
0.23%, 3/25/10	5,000	5,000
0.23%, 3/27/10	30,000	29,997
0.16%, 3/31/10	45,000	44,999
0.27%, 3/31/10	13,000	13,005

		805,737

Federal Home Loan Bank - 27.2%
FHLB Bonds, 2.75%, 3/12/10	21,000	21,016
4.88%, 3/12/10	10,000	10,014
5.00%, 3/12/10	10,000	10,014
4.38%, 3/17/10	23,200	23,246
0.55%, 6/4/10	50,000	50,037
0.65%, 6/15/10	100,000	99,983
0.56%, 6/18/10	30,000	30,018
4.50%, 6/22/10	5,560	5,634
0.55%, 7/16/10	25,000	25,028
3.50%, 7/16/10	10,465	10,593
0.56%, 8/20/10	35,000	34,992
1.38%, 9/3/10	10,000	10,060
5.13%, 9/10/10	30,000	30,778
4.38%, 9/17/10	27,005	27,610
0.50%, 10/18/10	40,000	40,037
4.38%, 10/22/10	33,210	34,082
0.48%, 10/25/10	15,000	15,022
0.38%, 11/4/10	40,000	40,019
0.38%, 11/16/10	20,300	20,312
0.38%, 12/14/10	25,000	25,010
0.57%, 12/29/10	13,200	13,222
FHLB Discount Notes, 0.06%, 3/1/10	228,120	228,120
0.03%, 3/2/10	74,883	74,883
0.10%, 3/12/10	123,360	123,356
0.10%, 3/17/10	40,000	39,998
0.07%, 3/24/10	88,603	88,599
0.10%, 3/26/10	40,000	39,997
0.12%, 3/31/10	14,000	13,999
0.10%, 4/7/10	40,000	39,996

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 60.8% (1) continued
Federal Home Loan Bank - 27.2% continued
FHLB Discount Notes, continued 0.09%, 4/9/10	$100,000	$99,990
0.19%, 5/14/10	30,000	29,989
0.16%, 5/24/10	35,000	34,987
0.51%, 5/27/10	80,000	79,901
0.21%, 6/28/10	14,623	14,613
0.47%, 7/7/10	10,000	9,983
FHLB FRN, 0.29%, 3/1/10	15,000	15,000
0.52%, 3/1/10	24,500	24,499
0.62%, 3/1/10	30,000	29,998
0.14%, 3/17/10	30,000	30,000
0.01%, 4/6/10	6,500	6,498
0.10%, 4/9/10	55,000	55,005
0.23%, 4/9/10	3,200	3,201
0.15%, 4/13/10	50,000	50,005
0.15%, 4/14/10	30,000	29,998

		1,739,342

Federal Home Loan Mortgage Corporation - 11.0%
FHLMC Discount Notes, 0.12%, 4/1/10	45,549	45,544
0.16%, 4/1/10	18,000	17,998
0.12%, 5/10/10	16,488	16,484
0.21%, 6/28/10	20,000	19,986
0.26%, 8/17/10	40,000	39,951
0.26%, 8/25/10	20,000	19,974
FHLMC FRN, 0.24%, 3/3/10	50,000	49,992
0.33%, 3/9/10	36,090	36,165
0.22%, 3/24/10	100,000	100,073
0.23%, 3/30/10	10,000	10,013
0.15%, 4/14/10	120,000	119,997
0.30%, 4/30/10	5,327	5,334
0.16%, 5/4/10	17,156	17,154
0.23%, 5/24/10	65,000	64,994
FHLMC Notes, 7.00%, 3/15/10	15,000	15,040
2.88%, 4/30/10	10,000	10,045
2.88%, 6/28/10	17,602	17,756
4.13%, 7/12/10	15,000	15,217
3.25%, 7/16/10	13,205	13,355
1.45%, 9/10/10	34,900	35,123
6.88%, 9/15/10	12,000	12,431
3.13%, 10/25/10	22,000	22,412

		705,038

Federal National Mortgage Association - 9.2%
FNMA Discount Notes, 0.24%, 3/10/10	20,000	19,999
0.24%, 4/1/10	25,000	24,995
0.18%, 4/19/10	15,000	14,996
0.14%, 5/3/10	70,000	69,983
0.18%, 5/24/10	35,763	35,749
0.17%, 6/1/10	35,424	35,408
0.20%, 6/25/10	85,000	84,945
FNMA FRN, 0.14%, 4/13/10	20,000	20,001
0.20%, 5/5/10	145,000	145,036

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 60.8% (1) continued
Federal National Mortgage Association - 9.2% continued
FNMA Notes, 4.75%, 3/12/10	$35,007	$35,056
4.13%, 5/15/10	5,817	5,864
4.38%, 6/21/10	20,000	20,254
3.00%, 7/12/10	57,170	57,744
4.25%, 8/15/10	9,781	9,960
4.38%, 9/13/10	10,136	10,361

		590,351

Tennessee Valley Authority - 0.8%
Tennessee Valley Authority Discount Note, 0.05%, 3/18/10	50,000	49,999

		49,999

Total U.S. Government Agencies (Cost $3,890,467)		3,890,467

U.S. GOVERNMENT OBLIGATIONS - 10.2%
U.S. Treasury Bills - 2.7%
0.04%, 3/18/10	100,000	99,998
0.13%, 5/13/10	50,000	49,987
0.34%, 1/13/11	25,000	24,926

		174,911

U.S. Treasury Notes - 7.5%
4.00%, 3/15/10	89,000	89,135
1.75%, 3/31/10	20,000	20,028
4.00%, 4/15/10	95,000	95,460
2.13%, 4/30/10	50,000	50,158
4.50%, 5/15/10	100,000	100,914
3.63%, 6/15/10	75,000	75,769
2.38%, 8/31/10	25,000	25,262
2.00%, 9/30/10	25,000	25,235

		481,961

Total U.S. Government Obligations (Cost $656,872)		656,872

Investments, at Amortized Cost ($4,547,339)		4,547,339

REPURCHASE AGREEMENTS - 28.0%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 4.3% (2)
Morgan Stanley & Co., Inc., dated 2/26/10, repurchase price $61,534 0.09%, 3/1/10	61,533	61,533
Societe Generale, New York Branch, dated 2/26/10, repurchase price $123,067 0.10%, 3/1/10	123,066	123,066
UBS Securities LLC, dated 2/26/10, repurchase price $92,300 0.09%, 3/1/10	92,300	92,300

		276,899

(Collateralized at a minimum of 102%)
Repurchase Agreements - 23.7% (3)
Bank of America N.A., dated 2/26/10, repurchase price $720,007 0.12%, 3/1/10	720,000	720,000
BNP Paribas Securities Corp., dated 2/26/10, repurchase price $320,003 0.11%, 3/1/10	320,000	320,000
Citigroup Global Markets, Inc., dated 2/26/10, repurchase price $204,978 0.12%, 3/1/10	204,976	204,976

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 28.0% continued
(Collateralized at a minimum of 102%)
Repurchase Agreements - 23.7% (3) continued
Deutsche Bank Securities, Inc., dated 2/26/10, repurchase price $210,002 0.10%, 3/1/10	$210,000	$210,000
Goldman Sachs & Co., dated 2/26/10, repurchase price $60,001 0.12%, 3/1/10	60,000	60,000

		1,514,976

Total Repurchase Agreements (Cost $1,791,875)		1,791,875

Total Investments - 99.0% (Cost $6,339,214) (4)		6,339,214

Other Assets less Liabilities - 1.0%		63,009

NET ASSETS - 100.0%		$6,402,223

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$112,027	2.38% - 6.25%	8/15/23 - 1/15/27
U.S. Treasury Notes	$170,478	0.88% - 4.00%	1/31/11 - 8/15/18

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$168,394	2.60% - 6.77%	9/1/33 - 8/1/38
FNMA	$1,119,062	2.58% - 7.00%	6/1/33 - 11/1/39
GNMA	$56,669	6.50%	12/15/38
T-Bond	$216,300	0.00%	8/15/20 - 5/15/31

(4)	The cost for federal income tax purposes was $6,339,214.

Percentages shown are based on Net Assets.

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Government Portfolio’s investments, which are carried at fair value, as of February 28, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Government Portfolio	$—	$6,339,214	(1)	$—	$6,339,214

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

GOVERNMENT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating rate and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB    Federal Farm Credit Bank

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FRN    Floating Rate Notes

GNMA    Government National Mortgage Association

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 82.7% (1)
Federal Farm Credit Bank - 19.9%
FFCB Bonds, 2.38%, 4/7/10	$80,000	$80,179
4.20%, 6/21/10	20,300	20,542
0.41%, 10/26/10	20,000	20,010
FFCB Discount Notes, 0.06%, 3/1/10	80,250	80,250
0.07%, 3/1/10	70,000	70,000
0.07%, 3/2/10	70,000	70,000
0.07%, 3/4/10	70,000	70,000
0.13%, 3/17/10	20,000	19,999
0.50%, 3/30/10	50,000	49,980
0.45%, 4/1/10	40,000	39,985
0.16%, 5/5/10	10,000	9,997
0.16%, 5/6/10	10,000	9,997
0.12%, 5/24/10	50,000	49,986
0.17%, 7/22/10	20,000	19,986
0.17%, 7/29/10	20,000	19,986
0.18%, 8/6/10	30,000	29,976
0.35%, 11/12/10	25,000	24,938
FFCB FRN, 0.22%, 3/1/10	100,000	99,979
0.30%, 3/1/10	17,300	17,309
0.62%, 3/1/10	100,000	100,000
0.67%, 3/1/10	75,000	75,000
0.23%, 3/2/10	45,000	44,999
0.20%, 3/3/10	100,000	99,995
0.43%, 3/3/10	53,000	52,973
0.21%, 3/4/10	35,000	35,002
0.48%, 3/4/10	25,000	25,005
0.23%, 3/6/10	25,000	25,005
0.13%, 3/7/10	85,000	85,000
0.16%, 3/9/10	65,000	65,000
0.58%, 3/9/10	11,435	11,476
0.42%, 3/10/10	55,000	55,000
0.17%, 3/14/10	50,000	49,994
0.53%, 3/15/10	235,000	235,082
0.13%, 3/17/10	40,000	40,005
0.17%, 3/17/10	30,000	30,000
0.13%, 3/18/10	100,000	100,003
0.25%, 3/20/10	75,000	74,993
0.47%, 3/20/10	229,000	229,000
0.14%, 3/22/10	75,000	75,000
0.12%, 3/24/10	165,000	164,994
0.15%, 3/24/10	75,000	75,003
0.22%, 3/25/10	40,000	40,000
0.23%, 3/27/10	50,000	49,995
0.15%, 3/31/10	20,000	20,000
0.16%, 3/31/10	20,000	20,000
0.00%, 4/1/10	60,000	59,994

		2,741,617

Federal Home Loan Bank - 59.6%
FHLB Bonds, 1.00%, 3/2/10	40,000	40,001
1.05%, 3/5/10	40,000	40,004
1.10%, 3/10/10	21,500	21,500
2.75%, 3/12/10	75,000	75,054
5.00%, 3/12/10	35,000	35,048
0.88%, 4/21/10	30,000	30,034
0.48%, 5/11/10	30,000	30,012

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 82.7% (1) continued
Federal Home Loan Bank - 59.6% continued
FHLB Bonds, continued 0.55%, 6/4/10	$100,000	$100,074
3.00%, 6/11/10	109,000	109,848
5.25%, 6/11/10	12,490	12,665
0.65%, 6/15/10	150,000	149,975
0.56%, 6/18/10	223,755	223,899
2.75%, 6/18/10	21,730	21,900
0.54%, 6/22/10	14,075	14,083
1.12%, 6/30/10	4,770	4,784
0.57%, 7/6/10	165,000	165,159
0.60%, 7/12/10	60,000	59,976
0.55%, 7/16/10	55,000	55,063
3.50%, 7/16/10	151,790	153,622
3.38%, 8/13/10	30,000	30,414
0.56%, 8/20/10	100,000	99,978
5.13%, 9/10/10	70,150	71,965
4.38%, 9/17/10	20,000	20,453
0.77%, 9/29/10	11,830	11,866
0.42%, 10/15/10	19,585	19,605
0.48%, 10/25/10	33,225	33,270
0.50%, 10/25/10	27,200	27,239
0.45%, 10/28/10	40,000	40,049
0.50%, 10/29/10	35,000	35,107
0.38%, 11/4/10	20,000	20,004
0.38%, 11/5/10	40,000	39,992
0.25%, 11/26/10	40,000	39,984
0.38%, 12/14/10	40,000	40,016
0.57%, 12/29/10	10,000	10,018
FHLB Discount Notes, 0.03%, 3/1/10	80,000	80,000
0.06%, 3/1/10	1,084,929	1,084,929
0.08%, 3/1/10	75,000	75,000
0.03%, 3/2/10	75,000	75,000
0.06%, 3/3/10	35,000	35,000
0.07%, 3/3/10	20,025	20,025
0.09%, 3/3/10	100,000	100,000
0.10%, 3/3/10	70,000	70,000
0.05%, 3/5/10	16,100	16,100
0.05%, 3/8/10	30,000	30,000
0.08%, 3/10/10	19,000	19,000
0.09%, 3/10/10	80,000	79,998
0.10%, 3/10/10	430,200	430,189
0.11%, 3/10/10	125,000	124,997
0.05%, 3/12/10	13,467	13,467
0.07%, 3/12/10	39,000	38,999
0.09%, 3/12/10	316,000	315,991
0.10%, 3/12/10	315,040	315,031
0.25%, 3/12/10	20,000	19,998
0.10%, 3/17/10	384,545	384,528
0.08%, 3/19/10	100,000	99,996
0.09%, 3/19/10	200,000	199,991
0.10%, 3/19/10	40,000	39,998
0.08%, 3/23/10	57,854	57,851
0.06%, 3/24/10	50,000	49,998
0.08%, 3/24/10	14,870	14,869
0.09%, 3/24/10	75,000	74,996
0.10%, 3/24/10	75,000	74,995
0.12%, 3/24/10	50,000	49,996
0.06%, 3/26/10	25,000	24,999

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 82.7% (1) continued
Federal Home Loan Bank - 59.6% continued
FHLB Discount Notes, continued 0.09%, 3/26/10	$100,000	$99,993
0.11%, 3/26/10	30,000	29,998
0.21%, 3/30/10	40,000	39,993
0.08%, 3/31/10	19,133	19,132
0.12%, 3/31/10	145,000	144,986
0.09%, 4/9/10	80,000	79,992
0.12%, 4/19/10	40,000	39,993
0.12%, 4/28/10	40,000	39,992
0.14%, 4/28/10	30,706	30,699
0.15%, 5/26/10	17,355	17,349
0.34%, 6/11/10	60,000	59,942
0.20%, 6/28/10	35,000	34,977
0.47%, 7/9/10	20,000	19,966
0.30%, 9/28/10	60,000	59,895
0.35%, 10/25/10	90,000	89,792
FHLB FRN, 0.22%, 3/1/10	75,000	74,992
0.26%, 3/1/10	40,000	39,998
0.28%, 3/1/10	79,500	79,500
0.29%, 3/1/10	60,000	60,000
0.32%, 3/1/10	80,000	80,000
0.39%, 3/1/10	75,000	75,000
0.52%, 3/1/10	100,000	99,997
0.60%, 3/1/10	45,000	45,027
0.62%, 3/1/10	130,000	129,997
0.80%, 3/1/10	140,000	140,024
0.11%, 3/6/10	10,000	10,002
0.14%, 3/17/10	65,000	65,000
0.01%, 4/6/10	90,000	89,997
0.10%, 4/9/10	235,000	234,968
0.23%, 4/9/10	125,000	125,000
0.15%, 4/14/10	50,000	49,996
0.20%, 4/15/10	5,000	5,002
0.00%, 4/16/10	42,000	41,991
FHLB Notes, 1.05%, 3/9/10	35,000	35,008
2.38%, 4/30/10	10,000	10,038

		8,196,838

Tennessee Valley Authority - 3.2%
Tennessee Valley Authority Bond, 5.63%, 1/18/11	10,000	10,463
Tennessee Valley Authority Discount Notes, 0.04%, 3/4/10	100,000	100,000
0.05%, 3/18/10	100,000	99,998
0.07%, 3/25/10	150,000	149,993
0.07%, 4/1/10	80,000	79,995

		440,449

Total U.S. Government Agencies (Cost $11,378,904)		11,378,904

U.S. GOVERNMENT OBLIGATIONS - 13.6%
U.S. Treasury Bills - 7.9%
0.02%, 3/11/10	90,000	89,999
0.03%, 3/11/10	100,000	99,999
0.06%, 3/18/10	150,000	149,995
0.09%, 3/25/10	75,000	74,995
0.50%, 4/8/10	125,000	124,934
0.13%, 5/13/10	100,000	99,974

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 13.6% continued
U.S. Treasury Bills - 7.9% continued
0.14%, 5/13/10	$100,000	$99,973
0.10%, 5/20/10	100,000	99,979
0.14%, 5/27/10	100,000	99,966
0.53%, 7/1/10	50,000	49,910
0.19%, 8/19/10	100,000	99,909

		1,089,633

U.S. Treasury Notes - 5.7%
1.75%, 3/31/10	40,000	40,054
2.13%, 4/30/10	175,000	175,552
4.50%, 5/15/10	50,000	50,457
2.63%, 5/31/10	75,000	75,444
3.63%, 6/15/10	130,000	131,156
2.88%, 6/30/10	40,000	40,347
2.75%, 7/31/10	35,000	35,372
2.00%, 9/30/10	140,000	141,369
1.50%, 10/31/10	85,000	85,671

		775,422

U.S. Government Obligations (Cost $1,865,055)		1,865,055

Investments, at Amortized Cost ($13,243,959)		13,243,959

Total Investments - 96.3% (Cost $13,243,959) (2)		13,243,959

Other Assets less Liabilities - 3.7%		508,981

NET ASSETS - 100.0%		$13,752,940

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The cost for federal income tax purposes was $13,243,959.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Government Select Portfolio's investments, which are carried at fair value, as of February 28, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Government Select Portfolio	$—	$13,243,959	(1)	$—	$13,243,959

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

GOVERNMENT SELECT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating rate and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB    Federal Farm Credit Bank

FHLB    Federal Home Loan Bank

FRN    Floating Rate Notes

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 37.1%
U.S. Treasury Bills - 33.7%
0.25%, 3/4/10	$100,000	$99,998
0.70%, 3/11/10	15,000	14,997
0.07%, 3/25/10	100,000	99,995
0.08%, 3/25/10	100,000	99,995
0.07%, 4/1/10	7,911	7,911
0.09%, 4/1/10	30,000	29,997
0.11%, 4/1/10	100,000	99,991
0.52%, 4/1/10	43,500	43,480
0.47%, 4/8/10	20,000	19,990
0.50%, 4/8/10	10,000	9,995
0.60%, 4/8/10	12,500	12,492
0.16%, 4/15/10	20,000	19,996
0.10%, 4/22/10	100,000	99,985
0.50%, 5/6/10	10,000	9,991
0.52%, 5/6/10	10,000	9,990
0.47%, 6/3/10	20,000	19,976
0.48%, 6/3/10	5,000	4,994
0.59%, 6/3/10	5,000	4,992
0.45%, 6/10/10	13,000	12,984
0.31%, 6/17/10	75,000	74,931
0.33%, 6/17/10	75,000	74,926
0.45%, 6/17/10	75,000	74,900
0.46%, 7/1/10	13,000	12,980
0.54%, 7/1/10	40,000	39,927
0.40%, 7/15/10	11,000	10,984
0.14%, 7/29/10	750	750
0.50%, 7/29/10	20,000	19,958
0.43%, 8/26/10	15,000	14,968
0.41%, 9/23/10	8,000	7,981
0.37%, 10/21/10	60,000	59,855
0.39%, 12/16/10	45,000	44,857
0.40%, 12/16/10	20,000	19,936
0.41%, 12/16/10	35,000	34,884
0.44%, 12/16/10	18,000	17,936
0.32%, 2/10/11	44,895	44,757

		1,276,279

U.S. Treasury Notes - 3.4%
2.38%, 8/31/10	7,000	7,063
2.00%, 9/30/10	23,000	23,219
4.50%, 11/15/10	62,000	63,768
1.25%, 11/30/10	10,000	10,072
5.00%, 2/15/11	5,000	5,222
0.88%, 2/28/11	20,000	20,088

		129,432

Total U.S. Government Obligations (Cost $1,405,711)		1,405,711

Investments, at Amortized Cost ($1,405,711)		1,405,711

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 62.9%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 1.8% (1)
Morgan Stanley & Co., Inc., dated 2/26/10, repurchase price $15,612 0.09%, 3/1/10	$15,612	$15,612
Societe Generale, New York Branch, dated 2/26/10, repurchase price $31,224 0.10%, 3/1/10	31,224	31,224
UBS Securities LLC, dated 2/26/10, repurchase price $23,418 0.09%, 3/1/10	23,418	23,418

		70,254

(Collateralized at a minimum of 102%)
Repurchase Agreements - 61.1% (2)
Bank of America Securities LLC, dated 2/26/10, repurchase price $194,106 0.10%, 3/1/10	194,104	194,104
Barclays Capital, Inc., dated 2/26/10, repurchase price $480,004 0.10%, 3/1/10	480,000	480,000
BNP Paribas Securities Corp., dated 2/26/10, repurchase price $660,005 0.09%, 3/1/10	660,000	660,000
Citigroup Global Markets, Inc., dated 2/26/10, repurchase price $255,002 0.10%, 3/1/10	255,000	255,000
Credit Suisse First Boston Corp., dated 1/29/10, repurchase price $100,011 0.12%, 3/2/10	100,000	100,000
HSBC Securities (USA), Inc., dated 2/26/10, repurchase price $145,001 0.10%, 3/1/10	145,000	145,000
RBS Securities, Inc., dated 2/26/10, repurchase price $480,004 0.10%, 3/1/10	480,000	480,000

		2,314,104

Total Repurchase Agreements (Cost $2,384,358)		2,384,358

Total Investments - 100.0% (Cost $3,790,069) (3)		3,790,069

Other Assets less Liabilities - 0.0%		735

NET ASSETS - 100.0%		$3,790,804

(1)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$28,423	2.38% - 6.25%	8/15/23 - 1/15/27
U.S. Treasury Notes	$43,253	0.88% - 4.00%	1/31/11 - 8/15/18

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$101,802	0.00%	8/19/10 - 1/13/11
U.S. Treasury Bonds	$264,302	2.00% - 7.88%	2/15/21 - 5/15/39
U.S. Treasury Notes	$1,994,293	0.88% - 4.50%	3/31/10 - 1/31/17

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

(3)	The cost for federal income tax purposes was $3,790,069.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Treasury Portfolio’s investments, which are carried at fair value, as of February 28, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio	$—	$3,790,069	(1)	$—	$3,790,069

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

OTHER INFORMATION

TREASURY PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted notes.

Maturity dates represent either the stated date on the security.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2%
Alabama - 0.9%
Hoover Multifamily Housing Revenue Refunding VRDB, Series 2004, Royal Oaks Apartment Project (FHLMC Insured), 0.19%, 3/8/10	$5,200	$5,200
West Jefferson IDB PCR Refunding Bonds, Series 1998, Alabama Power Co. Project, 0.30%, 3/8/10	10,000	10,000

		15,200

Arizona - 1.4%
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-1, The Terraces Project (Banco Santander Central Hispano LOC), 0.18%, 3/8/10	2,055	2,055
Arizona Health Facilities Authority Revenue VRDB, Series 2002, Royal Oaks Project (Bank of America N.A. LOC), 0.18%, 3/8/10	5,485	5,485
Arizona School District TANS Financing Program COPS, Series 2009, 2.00%, 7/30/10	5,000	5,030
Salt River Project Agricultural Improvement and Power District Revenue Bonds, Citigroup Eagle Series 2006-14, (1) 0.20%, 3/8/10	2,300	2,300
Sun Devil Energy Center LLC Revenue Refunding Bonds, Series 2008, Arizona State University Project (Assured Guaranty Insured), 0.35%, 3/8/10	7,700	7,700

		22,570

California - 5.2%
California Infrastructure and Economic Development Bank Revenue Refunding VRDB, Series 2009-C, Pacific Gas and Electric (Wells Fargo Bank N.A. LOC), 0.14%, 3/1/10	6,600	6,600
California State Economic Recovery G.O. VRDB, Series 2004C-16 (FSA Corp. Insured), 0.21%, 3/8/10	5,500	5,500
California Statewide Communities Development Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC), 0.15%, 3/8/10	9,800	9,800
California Statewide Communities Development Authority Revenue VRDB, Series 2007-B, Front Porch Communities (Banco Santander Central Hispano LOC), 0.15%, 3/8/10	1,100	1,100
East Bay Municipal Utility District Water System Revenue Refunding VRDB, Series 2009A-2, 0.20%, 3/8/10	20,000	20,000
Series 2010A-2, 0.20%, 3/8/10	5,000	5,000
Fresno Multifamily Housing Revenue Refunding VRDB, Series 2001A, Heron Pointe Apartments (FNMA LOC), 0.16%, 3/8/10	3,300	3,300
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series 2005B-2, 0.14%, 3/1/10	19,305	19,305
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding VRDB, Series 2008-A, 0.18%, 3/8/10	11,685	11,685
State of California G.O. VRDB, Series 2005, Subseries B-6 (KBC Bank N.V. LOC), 0.14%, 3/1/10	5,100	5,100

		87,390

Colorado - 2.4%
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC), 0.17%, 3/1/10	1,775	1,775

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Colorado - 2.4% continued
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Museum of Contemporary Art (KeyBank N.A. LOC), 0.34%, 3/8/10	$5,100	$5,100
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2003, Vail Mountain School Project (KeyBank N.A. LOC), 0.34%, 3/8/10	13,775	13,775
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2008, Foundations Academy Project (U.S. Bank N.A. LOC), 0.18%, 3/8/10	4,655	4,655
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (Bank of America N.A. LOC), 0.18%, 3/8/10	5,080	5,080
Denver City and County Multifamily Housing Revenue Bonds, Series 1985, Ogden Residences Project (Credit Agricole Corp. LOC), 0.26%, 3/1/10	1,700	1,700
Midcities Metropolitan District Number 1 Revenue Refunding VRDB, Series B (BNP Paribas LOC), 0.20%, 3/8/10	4,000	4,000
Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 0.30%, 3/8/10	200	200
Westminster EDA Tax Increment Revenue Refunding VRDB, Series 2009, Mandalay Gardens (U.S. Bank N.A. LOC), 0.20%, 3/8/10	4,000	4,000

		40,285

Connecticut - 1.2%
Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2005-F, Wesleyan University, 0.19%, 3/8/10	17,505	17,505
Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2008-E, Kent School (Bank of America N.A. LOC), 0.30%, 3/8/10	2,800	2,800

		20,305

District of Columbia - 1.8%
District of Columbia G.O. TANS, Series 2009, 2.50%, 9/30/10	16,400	16,596
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 0.20%, 3/8/10	1,200	1,200
District of Columbia Revenue VRDB, Series 08, American Legacy Foundation, 0.18%, 3/8/10	6,000	6,000
District of Columbia Water and Sewer Revenue Bonds, Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1) 0.21%, 3/8/10	7,000	7,000

		30,796

Florida - 6.5%
Brevard County Health Facilities Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC), 0.18%, 3/8/10	6,400	6,400
Citizens Property Insurance Corp. Revenue Notes, Series 2009 A-2, Senior Secured, 4.50%, 6/1/10	8,500	8,518
Florida Housing Finance Agency Revenue VRDB, Series 1988-B, Multifamily Housing Lakeside (FNMA Insured), 0.19%, 3/8/10	4,675	4,675

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Florida - 6.5% continued
Gainesville Utility System Revenue VRDB, Series 2008-B, 0.19%, 3/8/10	$7,335	$7,335
Highlands County Health Facilities Authority Revenue VRDB, Series 2003-C, Adventist Health/Sunbelt, 0.16%, 3/8/10	10,000	10,000
Highlands County Health Facilities Authority Revenue VRDB, Series 07-B, Adventist Health (Harris N.A. LOC), 0.17%, 3/8/10	14,200	14,200
Jacksonville Health Facilities Authority Hospital Revenue VRDB, Series 2008-B, Baptist Medical (Branch Banking & Trust Co. LOC), 0.18%, 3/8/10	9,500	9,500
JEA Electric System Revenue VRDB, Series Three 2008A, 0.16%, 3/8/10	23,800	23,800
Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured), 0.22%, 3/8/10	10,700	10,700
Volusia County IDA Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC), 0.18%, 3/8/10	12,690	12,690

		107,818

Georgia - 5.6%
Burke County Development Authority PCR VRDB, Series 2009, Georgia Power Co., Vogtle, 1st Series, 0.17%, 3/1/10	32,000	32,000
Fulton County Development Authority Revenue Bonds, Series 1999, Alfred and Adele Davis (Branch Banking & Trust Co. LOC), 0.19%, 3/8/10	11,550	11,550
Fulton County Residential Care Facilities for the Elderly Authority Revenue VRDB, Series C, Lenbrook Project, First Mortgage (Bank of Scotland PLC LOC), 0.18%, 3/8/10	400	400
Gainesville and Hall County Development Authority Revenue VRDB, Series 03-B, Senior Living Lanier Village (TD Bank N.A. LOC), 0.12%, 3/1/10	10,000	10,000
Georgia Municipal Gas Authority Revenue Notes, Series 2009-G, 2.00%, 5/19/10	10,000	10,034
Macon-Bibb County Industrial Authority Revenue Refunding and Improvement Bonds, Series 2009, Bass-Sofkee, 0.20%, 3/8/10	11,200	11,200
Monroe County Development Authority PCR VRDB, Series 2009, Georgia Power Co. - Scherer, 1st Series, 0.17%, 3/1/10	600	600
Municipal Electric Authority of Georgia Revenue VRDB, Series B, Project 1 (Dexia Credit Local LOC), 0.20%, 3/8/10	5,400	5,400
Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F & M Villages Project (FNMA Gtd.), 0.19%, 3/8/10	7,220	7,220
State of Georgia G.O. VRDB, Series 2006 H-1, 0.18%, 3/8/10	5,316	5,316

		93,720

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL INVESTMENTS - 100.2% continued
Illinois - 12.0%
Chicago G.O. VRDB, Series B-1, 0.12%, 3/1/10	$3,100	$3,100
Series B-2, 0.12%, 3/1/10	10,000	10,000
Chicago G.O. VRDB, Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC), 0.17%, 3/1/10	8,900	8,900
Chicago Wastewater Transmission Revenue Refunding VRDB, Subseries 2008 C-1 (Harris N.A. LOC), 0.14%, 3/1/10	2,300	2,300
Chicago Water Revenue VRDB, Second Lien, Subseries 2000-2, 0.14%, 3/1/10	5,000	5,000
City of Chicago G.O. Refunding VRDB, Series 2005D, Project Refunding (FSA Corp. Insured), 0.24%, 3/8/10	7,000	7,000
City of Springfield Community Improvement Revenue VRDB, Series 2007A, Abraham Lincoln (Harris N.A. LOC), 0.20%, 3/8/10	4,700	4,700
Illinois Development Finance Authority Revenue VRDB, Series 2001-A, Evanston Northwestern, 0.14%, 3/8/10	10,000	10,000
Illinois Educational Facilities Authority Revenue Bonds, Series A, Illinois Institute of Technology Student Housing (Harris N.A. LOC), 0.25%, 3/8/10	7,900	7,900
Illinois Educational Facilities Authority Revenue Bonds, Series 1997, The Adler Planetarium (FHLB Boston LOC), 0.16%, 3/8/10	12,550	12,550
Illinois Finance Authority Revenue Bonds, Series 2009 B-1, Art Institute of Chicago (JPMorgan Chase Bank LOC), 0.21%, 3/8/10	4,600	4,600
Illinois Finance Authority Revenue Bonds, Subseries B, Northwestern University, 0.32%, 3/1/11	8,850	8,850
Illinois Finance Authority Revenue Refunding VRDB, Series 2009 B-2, University of Chicago Medical (Bank of Montreal LOC), 0.14%, 3/1/10	9,800	9,800
Illinois Finance Authority Revenue VRDB, Series 2005-C, Landing at Plymouth (Bank of America N.A. LOC), 0.22%, 3/8/10	2,895	2,895
Illinois Finance Authority Revenue VRDB, Series 2008, Marwen Foundation Project (Bank of New York LOC), 0.20%, 3/8/10	5,080	5,080
Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (Bank of America N.A. LOC), 0.23%, 3/8/10	40,000	40,000
Illinois International Port District Revenue Refunding VRDB, Series 2003 (Bank of America N.A. LOC), 0.19%, 3/8/10	3,000	3,000
Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series 2008A-2, Senior Priority, 0.23%, 3/8/10	30,000	30,000
Illinois State Tollway Highway Authority Revenue VRDB, Series A-1, Senior Priority, 0.20%, 3/8/10	2,300	2,300
Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC), 0.20%, 3/8/10	6,000	6,000

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Illinois - 12.0% continued
Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (Bank of America N.A. LOC), 0.19%, 3/8/10	$9,500	$9,500
Peoria IDR Bonds, Series 1997, Peoria Production Shop Project (JPMorgan Chase Bank LOC), 0.51%, 3/8/10	505	505
Will County Revenue VRDB, Series 2004, Joliet Catholic Academy Project (Harris N.A. LOC), 0.20%, 3/8/10	6,250	6,250

		200,230

Indiana - 3.2%
City of Whiting Municipal CP (BP PLC Gtd.), 0.17%, 3/11/10	26,500	26,500
Indiana Finance Authority Health System Revenue Refunding VRDB, Series 2008-I, Sisters of St. Francis (Wells Fargo Bank N.A. LOC), 0.16%, 3/8/10	3,600	3,600
Indiana Finance Authority Health System Revenue VRDB, Series 2008-G, Sisters of St. Francis Health (Bank of New York LOC), 0.18%, 3/8/10	5,250	5,250
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Obligation Project (Bank of America N.A. LOC), 0.18%, 3/8/10	1,131	1,131
Indiana Health Facility Financing Authority Revenue VRDB, Series 2001B, Franciscan Eldercare Project (Bank of America N.A. LOC), 0.18%, 3/8/10	16,715	16,715

		53,196

Iowa - 1.1%
Iowa Finance Authority Retirement Community Revenue VRDB, Series 2003-B, Wesley Retirement Services (Wells Fargo Bank N.A. LOC), 0.18%, 3/8/10	8,000	8,000
Iowa Finance Authority Revenue VRDB, Series 2000, YMCA and Rehab Center Project (Bank of America N.A. LOC), 0.25%, 3/8/10	2,000	2,000
Iowa Finance Authority Revenue VRDB, Series 2003A, St. Luke’s Health Foundation of Sioux City Project (General Electric Capital Corp. LOC), 0.20%, 3/8/10	3,100	3,100
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 0.18%, 3/8/10	2,810	2,810
Iowa Higher Education Loan Authority Revenue VRDB, Series 2002, Private College Facilities (Bank of America N.A. LOC), 0.15%, 3/1/10	2,000	2,000

		17,910

Kentucky - 0.6%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 0.18%, 3/8/10	1,950	1,950
Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC), 0.18%, 3/8/10	4,015	4,015
Kentucky Rural Water Finance Corp. Public Project Revenue Bonds, Series 2009 B-2, Construction Notes, 1.25%, 1/1/11	3,000	3,014
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC), 0.18%, 3/8/10	440	440

		9,419

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Maryland - 2.1%
Maryland State Community Development Administration Department of Housing and Community Development Revenue VRDB, Series 2008-F, Multifamily (FHLMC Insured), 0.19%, 3/8/10	$3,100	$3,100
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds, Series A, Pooled Loan Program (JPMorgan Chase Bank LOC), 0.18%, 3/8/10	10,000	10,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC), 0.18%, 3/8/10	10,060	10,060
Series 2005A, Adventist Healthcare (Bank of America N.A. LOC), 0.18%, 3/8/10	11,400	11,400

		34,560

Massachusetts - 3.0%
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Lesley University (Bank of America N.A. LOC), 0.19%, 3/8/10	2,900	2,900
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Northfield Mount Hermon (JPMorgan Chase Bank LOC), 0.19%, 3/8/10	23,355	23,355
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC), 0.17%, 3/8/10	800	800
Massachusetts State G.O. Refunding VRDB, Series 2005-A, 0.19%, 3/8/10	14,890	14,890
Massachusetts State G.O. VRDB, Series B, Consolidated Loans, 0.15%, 3/1/10	8,100	8,100

		50,045

Michigan - 1.2%
Ann Arbor Economic Development Corp. Limited Obligation Revenue Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank LOC), 0.18%, 3/8/10	385	385
Kentwood Economic Development Corp. Revenue VRDB, Series 2002B, Limited Obligation, Holland Home (Bank of America N.A. LOC), 0.18%, 3/8/10	1,270	1,270
Michigan Municipal Bond Authority Revenue Notes, Series 2009-C3, State Aid Notes (Bank of Nova Scotia LOC), 2.50%, 8/20/10	4,000	4,031
State of Michigan G.O. Notes, Series 2009-A, 2.00%, 9/30/10	15,000	15,128

		20,814

Minnesota - 1.8%
Minneapolis and St. Paul Housing and Redevelopment Authority Health Care System Revenue VRDB, Series 2007A-1, Children’s Hospitals and Clinics (Assured Guaranty Insured), 0.14%, 3/1/10	4,300	4,300
Minnesota School District Capital Equipment Borrowing Tax and Aid Program COPS, Series 2009, 2.00%, 9/10/10	13,000	13,101
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC), 0.14%, 3/1/10	1,175	1,175
University of Minnesota Revenue Bonds, Series 1999-A, 0.22%, 3/8/10	11,500	11,500

		30,076

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Mississippi - 2.8%
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series A, Chevron USA, Inc. Project, 0.12%, 3/1/10	$10,000	$10,000
Series 2007-D, Chevron USA, Inc. Project, 0.45%, 3/1/10	2,900	2,900
Series 2007-E, Chevron USA, Inc. Project, 0.11%, 3/1/10	2,950	2,950
Series 2009-D, Chevron USA, Inc. Project (Chevron Corp. Gtd.), 0.12%, 3/1/10	15,300	15,300
Series 2009-F, Chevron USA, Inc. Project, 0.11%, 3/1/10	15,700	15,700

		46,850

Missouri - 1.4%
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC), 0.20%, 3/8/10	7,800	7,800
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, Missouri Baptist College (U.S. Bank N.A. LOC), 0.14%, 3/1/10	2,000	2,000
St. Joseph IDA Health Facilities Revenue VRDB, Series 2009-A, Heartland Regional Medical Center (U.S. Bank N.A. LOC), 0.16%, 3/8/10	6,000	6,000
St. Louis County IDA Revenue Bonds, Series 2008-A, International Lutheran Laymens Project (Fifth Third Bank LOC), 0.25%, 3/1/10	7,055	7,055

		22,855

Nevada - 0.2%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Hospital Project (U.S. Bank N.A. LOC), 0.18%, 3/8/10	2,700	2,700
Las Vegas Valley Water District G.O., Series 2006-C, Water Improvement, 0.21%, 3/1/10	500	500

		3,200

New Hampshire - 1.2%
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2004-B, Kendal at Hanover (FHLB Boston LOC), 0.17%, 3/8/10	2,390	2,390
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2006, Tilton School (Banco Santander Central Hispano LOC), 0.22%, 3/8/10	3,400	3,400
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2008, Riverwoods Exeter (Bank of America N.A. LOC), 0.18%, 3/8/10	14,665	14,665

		20,455

New Jersey - 0.1%
New Jersey EDA Revenue VRDB, Series 2006, Frisch School Project (Banco Santander Central Hispano LOC), 0.14%, 3/8/10	900	900

New Mexico - 2.0%
New Mexico Finance Authority Revenue Refunding Bonds, Subseries 2008 B-2, Sub Lien (UBS AG LOC), 0.19%, 3/8/10	9,200	9,200
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDB, Series 2009, 0.19%, 3/8/10	25,000	25,000

		34,200

MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
New York - 9.5%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding VRDB, Series 2008A, 0.21%, 3/8/10	$25,000	$25,000
Metropolitan Transportation Authority Revenue Tax Exempt CP Notes (RBS N.V. LOC), 0.33%, 4/6/10	33,500	33,500
Metropolitan Transportation Authority Revenue Tax Exempt CP Notes, Series 2007-C (RBS N.V. LOC), 0.22%, 3/4/10	10,000	10,000
Series 2007-C (RBS N.V. LOC), 0.25%, 3/2/10	26,000	26,000
New York City G.O. VRDB, Subseries 2008 L-4 (U.S. Bank N.A. LOC), 0.14%, 3/1/10	260	260
New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds, Series 2008-BB-2, Second General, Fiscal, 0.18%, 3/8/10	4,200	4,200
New York Liberty Development Corp. Revenue VRDB, Series 2009-A, World Trade Center Project (United States Treasuries Escrowed), 0.50%, 1/18/11	60,000	60,000

		158,960

North Carolina - 3.1%
Mecklenburg County COPS VRDB, Series 2006, 0.17%, 3/8/10	8,855	8,855
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding Bonds, Series B, Duke University Health System, 0.15%, 3/8/10	25,200	25,200
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2002, First Mortgage, Southminster (Banco Santander Central Hispano LOC), 0.18%, 3/8/10	6,635	6,635
North Carolina Medical Care Commission Healthcare Facilities Revenue VRDB, Series 2009-B, Wakemed (Wachovia Bank N.A. LOC), 0.18%, 3/8/10	9,400	9,400
Raleigh COPS VRDB, Series B, Downtown, 0.22%, 3/8/10	900	900
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1) 0.20%, 3/8/10	800	800

		51,790

Ohio - 3.2%
Cuyahoga County Revenue VRDB, Subseries 2004-B1, Cleveland Clinic, 0.12%, 3/1/10	5,500	5,500
Subseries 2004-B3, Cleveland Clinic, 0.12%, 3/1/10	4,500	4,500
Franklin County Health Care Facilities Revenue VRDB, Series A, Ohio Presbyterian (PNC Bank LOC), 0.17%, 3/8/10	18,000	18,000
Medina County Health Care Facilities Revenue VRDB, Series 2007-A, Southwest General Health Center (PNC Bank LOC), 0.19%, 3/8/10	7,605	7,605
Middletown Development Revenue Bonds, Series 2003, Bishop Fenwick High School Project (JPMorgan Chase Bank LOC), 0.18%, 3/8/10	2,435	2,435

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Ohio - 3.2% continued
Ohio State Higher Educational Facilities Revenue VRDB, Series 2007, Ohio Dominican University Project (JPMorgan Chase Bank LOC), 0.20%, 3/8/10	$1,100	$1,100
Parma Hospital Improvement Revenue VRDB, Series 2006-C, Parma Community General Hospital (JPMorgan Chase Bank LOC), 0.17%, 3/8/10	13,300	13,300
Warren County Health Care Facilities Revenue Improvement VRDB, Series 1998-B, Otterbein Homes (U.S. Bank N.A. LOC), 0.18%, 3/8/10	600	600

		53,040

Oregon - 1.1%
Clackamas County Hospital Facility Authority Revenue Refunding VRDB, Willamette Series A-1 (Banco Santander Central Hispano LOC), 0.18%, 3/8/10	8,000	8,000
Oregon State G.O. TANS, Series 2009A, 2.50%, 6/30/10	11,000	11,074

		19,074

Pennsylvania - 5.3%
Beaver County IDA Revenue VRDB, Series B, First Energy Nuclear (Citibank N.A. LOC), 0.17%, 3/8/10	12,600	12,600
Berks County Municipal Authority Revenue VRDB, Series 2008-A, Phoebe-Devitt Home Project (Banco Santander Central Hispano LOC), 0.18%, 3/8/10	6,300	6,300
Cumberland County Municipal Authority Revenue Refunding VRDB, Series 2006, Asbury Obligated Group (KBC Bank N.V. LOC), 0.18%, 3/8/10	9,960	9,960
Lancaster IDA Revenue VRDB, Series 2007, Mennonite Home Project (Manufacturers & Traders Trust Co. LOC), 0.25%, 3/8/10	9,600	9,600
Montgomery County G.O., Series 2004-A, 0.13%, 3/1/10	14,100	14,100
Pennsylvania Turnpike Commission Revenue Refunding VRDB, Multi Modal, Series 2008 A-1, 0.16%, 3/8/10	14,200	14,200
Multi-Modal, Series 2008 A-3, 0.18%, 3/8/10	4,000	4,000
Philadelphia School District G.O. Refunding, Subseries 2008 C-1 (TD Bank N.A. LOC), 0.16%, 3/8/10	5,000	5,000
Ridley School District G.O., Series 2009 (TD Bank N.A. LOC), 0.20%, 3/8/10	2,900	2,900
Southcentral General Authority Revenue VRDB, Series 2008-D, Wellspan Health Obligation Group (TD Bank N.A. LOC), 0.16%, 3/8/10	10,000	10,000

		88,660

South Carolina - 0.8%
Piedmont Municipal Power Agency Revenue VRDB, Series 2008-C (Assured Guaranty Insured), 0.26%, 3/8/10	12,500	12,500

South Dakota - 0.2%
South Dakota Housing Development Authority Revenue VRDB, Series 2009-C, Homeownership Mortgage, 0.19%, 3/8/10	4,000	4,000

MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Tennessee - 1.4%
Blount County IDB Revenue VRDB, Series 2009-A, Alcoa Maryville City, Local Government Improvement (Branch Banking & Trust Co. LOC), 0.19%, 3/8/10	$6,075	$6,075
Blount County Public Building Authority Revenue VRDB, Series 2008 E-1-A, Local Government Improvement (Branch Banking & Trust Co. LOC), 0.19%, 3/1/10	5,500	5,500
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue Refunding VRDB, Series 2002, Timberlake Project, Multifamily (FNMA Insured), 0.20%, 3/8/10	7,450	7,450
Tennergy Corp. Gas Revenue Bonds, STARS Trust Receipts 1260B (BNP Paribas LOC), (1) 0.20%, 3/8/10	4,665	4,665

		23,690

Texas - 7.2%
Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Series 2008A-1, Methodist Hospital System, 0.12%, 3/1/10	10,300	10,300
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series 2006B (BNP Paribas LOC), 0.18%, 3/8/10	900	900
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Banco Santander Central Hispano LOC), 0.18%, 3/8/10	6,700	6,700
Katy Independent School District G.O. VRDB, Series C, Fort Bend, Harris and Waller Counties, CSH Building (PSF of Texas Gtd.), 0.20%, 3/8/10	5,000	5,000
Lower Neches Valley Authority PCR Bonds, Series 1987, Chevron USA, Inc. Project (Chevron Corp. Gtd.), 0.29%, 8/16/10	5,000	5,000
Lubbock Health Facilities Development Corp. Revenue Refunding VRDB, Series 2008-B, St. Joseph Health System (Wachovia Bank N.A. LOC), 0.13%, 3/1/10	16,400	16,400
Mesquite Health Facilities Development Corp. Revenue VRDB, Series 2000-C, Retirement Facilities (Bank of America N.A. LOC), 0.18%, 3/8/10	6,575	6,575
Northside Independent School District G.O. VRDB, Series 2009, School Building (PSF of Texas Gtd.), 1.20%, 6/1/10	9,000	9,000
Port Arthur Navigation District Environmental Facilities Revenue VRDB, Series A, Motiva Enterprises (Motiva Enterprises LLC Gtd.), 0.14%, 3/1/10	11,300	11,300
Series 2009-B, Motiva Enterprises (Motiva Enterprises LLC Gtd.), 0.13%, 3/1/10	9,200	9,200
Series 2009-C, Motiva Enterprises (Motiva Enterprises LLC Gtd.), 0.13%, 3/1/10	2,450	2,450
Princeton Independent School District G.O., Soc Gen Series 2003 SGB-41 (PSF of Texas Gtd.), (1) 0.18%, 3/8/10	4,750	4,750
State of Texas TRANS, Series 2009, 2.50%, 8/31/10	20,000	20,204
Texas State Transportation Commission Revenue VRDB, Series B, First Tier, 0.16%, 3/8/10	1,300	1,300

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
Texas - 7.2% continued
Texas Water Development Board Revenue Refunding VRDB, Series 2007-A, Sub Lien, 0.12%, 3/1/10	$7,545	$7,545
Waco Educational Finance Corp. Revenue Refunding VRDB, Series 2008-A, Baylor University, 0.16%, 3/8/10	4,200	4,200

		120,824

Utah - 2.3%
Murray City Hospital Revenue VRDB, Series 2005-D, IHC Health Services, Inc., 0.12%, 3/1/10	7,500	7,500
Utah Housing Corp. Multifamily Housing Revenue VRDB, Series 2009-A, Florentine Villas (Wells Fargo Bank N.A. LOC), 0.24%, 3/8/10	6,100	6,100
Utah Transit Authority Sales Tax Revenue Bonds, Subseries 2006A (Fortis Bank S.A. LOC), 0.10%, 3/1/10	8,100	8,100
Utah Water Finance Agency Revenue VRDB, Series 2008 B-1, (1) 0.21%, 3/8/10	3,900	3,900
Series 2008 B-3, 0.21%, 3/8/10	12,000	12,000

		37,600

Virginia - 1.9%
Alexandria IDA Revenue Refunding VRDB, Series 2005, Goodwin House (Wachovia Bank N.A. LOC), 0.12%, 3/1/10	4,000	4,000
Charlottesville IDA Educational Facilities Revenue Bonds, Series 2006-A, University of Virginia Foundation Projects (Wachovia Bank N.A. LOC), 0.18%, 3/8/10	7,925	7,925
Roanoke EDA Hospital Revenue VRDB, Series A1, Carilion Health System (Assured Guaranty Insured), 0.13%, 3/1/10	20,000	20,000

		31,925

Washington - 4.4%
Energy Northwest Electric Revenue Refunding VRDB, Subseries 2008 F-1, Project 3, 0.19%, 3/8/10	17,000	17,000
Subseries 2008 F-2, Project 3, 0.19%, 3/8/10	5,000	5,000
Everett Washington Public Facilities District Revenue VRDB, Series 2007, 0.44%, 3/1/10	2,000	2,000
Washington State Health Care Facilities Authority Revenue VRDB, Series 2009-B, Swedish Health Services (U.S. Bank N.A. LOC), 0.16%, 3/8/10	31,500	31,500
Washington State Higher Education Facilities Authority Revenue VRDB, Series B, Puget Sound Project (Bank of America N.A. LOC), 0.22%, 3/8/10	6,000	6,000
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2003, Emerald Heights Project (Bank of America N.A. LOC), 0.22%, 3/1/10	8,840	8,840
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC), 0.17%, 3/8/10	1,995	1,995
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2003, Gonzaga Preparatory School Project (Bank of America N.A. LOC), 0.25%, 3/8/10	1,775	1,775

		74,110

MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.2% continued
West Virginia - 0.9%
West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2009-A, West Virginia United Health (Branch Banking & Trust Co. LOC), 0.18%, 3/8/10	$15,200	$15,200

Wisconsin - 1.1%
La Crosse Development Revenue VRDB, Series 2008, University of Wisconsin - La Crosse Foundation (Wells Fargo Bank N.A. LOC), 0.28%, 3/8/10	800	800
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2009, Goodwill Industries Southeastern Wisconsin (U.S. Bank N.A. LOC), 0.18%, 3/8/10	5,000	5,000
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Concordia University (JPMorgan Chase Bank LOC), 0.21%, 3/8/10	2,300	2,300
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Lawrence University (JPMorgan Chase Bank LOC), 0.21%, 3/8/10	8,390	8,390
Wisconsin School Districts Cash Flow Administration Program TRANS, Series 2009-A, Temporary Borrowing Program, 1.88%, 10/15/10	2,000	2,014

		18,504

Wyoming - 0.1%
Platte County PCR Bonds, Series 1984A, Tri-State Generation & Transmission (National Rural Utility Cooperative Finance Co. Gtd.), 0.48%, 3/1/10	1,000	1,000

Total Municipal Investments (Cost $1,673,671)		1,673,671

Total Investments - 100.2% (Cost $1,673,671) (2)		1,673,671

Liabilities less Other Assets - (0.2)%		(3,039)

NET ASSETS - 100.0%		$1,670,632

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The cost for federal income tax purposes was $1,673,671.

Percentages shown are based on Net Assets.

At February 28, 2010, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	8.7%
Educational Services	11.9
Electric Services, Gas and Combined Utilities	6.8
Executive, Legislative and General Government	16.3
General Medical, Surgical and Nursing and Personal Care	6.8
Health Services and Residential Care	22.7
Local Passenger Transportation	7.9
Urban and Community Development, Housing Programs and Social Services	10.2
All other sectors less than 5%	8.7

Total	100.0%

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Portfolio’s investments, which are carried at fair value, as of February 28, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Tax-Exempt Portfolio	$—	$1,673,671	(1)	$—	$1,673,671

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

TAX-EXEMPT PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating rate and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

COPS    Certificates of Participation

CP    Commercial Paper

EDA    Economic Development Authority

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FSA    Financial Security Assurance

G.O.    General Obligation

Gtd.    Guaranteed

IDA    Industrial Development Authority

IDB    Industrial Development Board

IDR    Industrial Development Revenue

LOC    Letter of Credit

PCR    Pollution Control Revenue

PSF    Permanent School Fund

SGB    Societe Generale Bank

Soc Gen    Societe Generale

STARS    Short Term Adjustable Rate Securities

TANS    Tax Anticipation Notes

TRANS    Tax and Revenue Anticipation Notes

VRDB    Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4%
Alabama - 0.3%
Columbia IDB PCR Refunding Bonds, Series 1995-C, Alabama Power Co. Project (Alabama Power Gtd.), 0.16%, 3/1/10	$10,000	$10,000
West Jefferson IDB PCR Refunding Bonds, Series 1998, Alabama Power Co. Project, 0.30%, 3/8/10	10,000	10,000

		20,000

Arizona - 1.5%
Apache County IDA Revenue Bonds, Series 1983-A, Tucson Electric Power (RBS N.V. LOC), 0.20%, 3/8/10	24,325	24,325
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-1, The Terraces Project (Banco Santander Central Hispano LOC), 0.18%, 3/8/10	6,910	6,910
Series 2003B-2, The Terraces Project (Banco Santander Central Hispano LOC), 0.18%, 3/8/10	1,960	1,960
Arizona Health Facilities Authority Revenue Refunding Bonds, Series 2007, The Terraces Project (Banco Santander Central Hispano LOC), 0.18%, 3/8/10	11,000	11,000
Arizona Health Facilities Authority Revenue VRDB, Series 2002, Royal Oaks Project (Bank of America N.A. LOC), 0.18%, 3/8/10	11,350	11,350
Arizona Health Facilities Authority Revenue VRDB, Series 2008-B, Banner Health (Bank of Nova Scotia LOC), 0.18%, 3/8/10	4,220	4,220
Series 2008-C, Banner Health (Bank of Nova Scotia LOC), 0.17%, 3/8/10	2,300	2,300
Arizona Health Facilities Authority Revenue VRDB, Series 2009-F, Catholic West Loan Program (Citibank N.A. LOC), 0.17%, 3/8/10	7,700	7,700
Tucson IDA Revenue VRDB, Series 2002A, Family Housing Resources Projects (FNMA LOC), 0.19%, 3/8/10	5,000	5,000
Yuma IDA Hospital Revenue VRDB, Series 2008, Yuma Regional Medical Center (JPMorgan Chase Bank LOC), (1) 0.19%, 3/8/10	19,800	19,800

		94,565

California - 3.9%
ABAG Finance Authority for Nonprofit Corp. California Revenue VRDB, Series 2009-D, Sharp Healthcare (Citibank N.A. LOC), 0.18%, 3/8/10	11,300	11,300
California Infrastructure and Economic Development Bank Revenue Refunding VRDB, Series 2009-B, Pacific Gas and Electric Co. (Wells Fargo Bank N.A. LOC), 0.10%, 3/1/10	5,055	5,055
Series 2009-D, Pacific Gas and Electric Co. (Wells Fargo Bank N.A. LOC), 0.12%, 3/1/10	13,000	13,000
California Pollution Control Financing Authority Revenue Refunding VRDB, Series 2008, BP West Coast Production LLC, 0.13%, 3/1/10	21,600	21,600
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002B-2 (BNP Paribas LOC), 0.14%, 3/1/10	33,680	33,680
Subseries G3 (AGM Insured), 0.25%, 3/8/10	900	900
California State Economic Recovery G.O. VRDB, Series 2004C-16 (AGM Insured), 0.21%, 3/8/10	8,410	8,410

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
California - 3.9% continued
California State G.O., Series 2003 A-3 (Bank of Montreal LOC), 0.14%, 3/1/10	$15,000	$15,000
California State G.O. VRDB, Series A, Subseries A-3 (Bank of America N.A. LOC), 0.18%, 3/8/10	23,550	23,550
California State G.O. VRDB, Series C-4 (Citibank N.A. LOC), 0.17%, 3/8/10	10,700	10,700
California Statewide Communities Development Authority Revenue VRDB, Series 2001, Senior Living Facility (Banco Santander Central Hispano LOC), 0.15%, 3/8/10	9,445	9,445
California Statewide Communities Development Authority Revenue VRDB, Series 2007A, Sweep Loan Program (Citibank N.A. LOC), 0.18%, 3/8/10	1,500	1,500
California Statewide Communities Development Authority Revenue VRDB, Series 2007-B, Front Porch Communities (Banco Santander Central Hispano LOC), 0.15%, 3/8/10	2,900	2,900
California Statewide Communities Development Authority Revenue VRDB, Series 2008-C, John Muir Health (Wells Fargo Bank N.A. LOC), 0.10%, 3/1/10	8,000	8,000
Los Angeles Department of Water and Power Revenue VRDB, Subseries A-3, Power System, 0.15%, 3/8/10	10,300	10,300
Los Angeles Department of Water and Power Waterworks Revenue VRDB, Subseries 2001 B-4, 0.16%, 3/8/10	15,825	15,825
Los Angeles Wastewater System Revenue Refunding VRDB, Subseries 2008-C (Bank of Nova Scotia LOC), 0.16%, 3/8/10	8,610	8,610
Fresno Multifamily Housing Revenue Refunding VRDB, Series 2001A, Heron Pointe Apartments (FNMA LOC), 0.16%, 3/8/10	4,995	4,995
Orange County Sanitation District COPS VRDB, Series 2000-A, 0.14%, 3/1/10	3,000	3,000
Richmond Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series A, Summit Hilltop (FNMA Gtd.), 0.16%, 3/8/10	11,280	11,280
Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Series C, Tyler Springs Apartments (FNMA Gtd.), 0.17%, 3/8/10	850	850
San Diego County Regional Transportation Commission Sales Limited Tax Revenue VRDB, Series 2008-A, 0.18%, 3/8/10	3,200	3,200
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding VRDB, Series 2008-A, 0.18%, 3/8/10	28,710	28,710

		251,810

Colorado - 2.4%
Base Village Metropolitan District Number 2 G.O. VRDB, Limited Tax, Junior Series 2008-B (U.S. Bank N.A. LOC), 0.20%, 3/8/10	6,510	6,510
Castle Pines North Finance Corp. COPS VRDB, Series 2009 (Wells Fargo Bank N.A. LOC), 0.20%, 3/8/10	1,000	1,000
Castle Pines North Metropolitan District G.O. Refunding VRDB, Series 2006-C, Limited Tax (U.S. Bank N.A. LOC), 0.20%, 3/8/10	2,105	2,105

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Colorado - 2.4% continued
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC), 0.17%, 3/1/10	$4,255	$4,255
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Immanuel Lutheran School Project (Bank of America N.A. LOC), 0.17%, 3/1/10	6,150	6,150
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC), 0.18%, 3/8/10	6,705	6,705
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2006, Presentation School (U.S. Bank N.A. LOC), 0.18%, 3/8/10	7,250	7,250
Colorado Health Facilities Authority Revenue Refunding VRDB, Series 2008, The Evangelical (U.S. Bank N.A. LOC), 0.20%, 3/8/10	2,300	2,300
Colorado Health Facilities Authority Revenue VRDB, Series 2002, Sisters of Charity Leavenworth Health, 0.18%, 3/8/10	2,400	2,400
Colorado Health Facilities Authority Revenue VRDB, Series 2002, Total Long Term Care Project (U.S. Bank N.A. LOC), 0.18%, 3/8/10	2,290	2,290
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor (U.S. Bank N.A. LOC), 0.20%, 3/8/10	6,480	6,480
Colorado Health Facilities Authority Revenue VRDB, Series 2008, Frasier Meadows Community Project (JPMorgan Chase Bank LOC), 0.18%, 3/8/10	3,200	3,200
Colorado Housing and Finance Authority SFM Revenue Bonds, Series 2006, Class 1-B-2, 0.17%, 3/8/10	14,800	14,800
Colorado Springs Utilities System Revenue VRDB, Series 2007-A, 0.19%, 3/8/10	33,800	33,800
Colorado State Education Loan Program TRANS, Series 2009, 2.00%, 8/12/10	7,000	7,045
Denver City and County Multifamily Housing Revenue Bonds, Series 1985, Ogden Residences Project (Credit Agricole Corp. and Investment Bank LOC), 0.26%, 3/1/10	4,300	4,300
Denver Urban Renewal Authority Tax Increment Revenue VRDB, Series 2008 A-2, Tax Allocation, Stapleton (U.S. Bank N.A. LOC), 0.20%, 3/8/10	795	795
Larkridge G.O. VRDB, Series 2004, Metropolitan District Number 1 (U.S. Bank N.A. LOC), 0.20%, 3/8/10	9,920	9,920
Telluride Excise Tax Revenue VRDB, Series 2007, VY Floor Open Space Project (KeyBank N.A. LOC), 1.65%, 3/8/10	6,380	6,380
Traer Creek Metropolitan District Revenue VRDB, Series 2002, Avon (BNP Paribas LOC), 0.30%, 3/8/10	13,270	13,270
Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 0.30%, 3/8/10	10,200	10,200

		151,155

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Connecticut - 0.1%
Connecticut Development Authority Revenue Refunding VRDB, Pierce Memorial Baptist (Bank of America N.A. LOC), 0.14%, 3/8/10	$2,725	$2,725
Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2005-F, Wesleyan University, 0.19%, 3/8/10	3,160	3,160

		5,885

District of Columbia - 1.9%
District of Columbia G.O., Citi ROCS RR-II-R-11180WF (Wells Fargo and Co. Gtd.), (1) 0.21%, 3/8/10	16,335	16,335
District of Columbia G.O. Refunding VRDB, Series 2002-D (Wachovia Bank N.A. LOC), 0.20%, 3/8/10	30,000	30,000
District of Columbia G.O. TANS, Series 2009, 2.50%, 9/30/10	50,000	50,595
District of Columbia Revenue VRDB, Series 2000-C, George Washington University (Bank of America N.A. LOC), 0.16%, 3/8/10	7,220	7,220
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 0.20%, 3/8/10	4,700	4,700
District of Columbia Revenue VRDB, Series 2003, American Psychological Association Project (Bank of America N.A. LOC), 0.22%, 3/8/10	2,250	2,250
District of Columbia Revenue VRDB, Series 2007, Preparatory Academy (Manufacturers and Traders Trust Co. LOC), 0.25%, 3/8/10	9,370	9,370

		120,470

Florida - 5.0%
Broward County Educational Facilities Authority Revenue Bonds, City College Project (Citibank N.A. LOC), 0.18%, 3/8/10	10,565	10,565
Capital Trust Agency Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation (FNMA LOC), 0.20%, 3/8/10	19,470	19,470
Citizens Property Insurance Corp. Revenue Notes, Series 2009 A-2, Senior Secured, 4.50%, 6/1/10	25,000	25,054
Florida Keys Aqueduct Authority Water Revenue Refunding VRDB, Series 2008 (TD Bank N.A. LOC), 0.16%, 3/8/10	10,500	10,500
Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985, Huntington (FHLMC Gtd.), 0.19%, 3/8/10	4,000	4,000
Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985, River Oaks (FHLMC Insured), 0.20%, 3/8/10	4,200	4,200
Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Series 1998, South Pointe Project (FNMA Insured), 0.24%, 3/8/10	3,900	3,900
Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2004, Maitland Apartments (FHLMC Gtd.), 0.20%, 3/8/10	19,275	19,275
Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series C, Monterey Lake (FHLMC LOC), 0.20%, 3/8/10	7,325	7,325

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Florida - 5.0% continued
Florida Multifamily Housing Finance Corp. Revenue VRDB, Series 2008 L, Hudson Ridge Apartments (FHLB San Francisco LOC), 0.18%, 3/8/10	$11,250	$11,250
Florida State Board of Education G.O., Eagle 720050054 - Class A, (1) 0.20%, 3/8/10	10,000	10,000
Gainesville Utility System Revenue VRDB, Series 2008-B, 0.19%, 3/8/10	5,230	5,230
Halifax Hospital Medical Center Revenue Refunding VRDB, Series 2008 (Wachovia Bank N.A. LOC), 0.18%, 3/8/10	14,000	14,000
Highlands County Health Facilities Authority Revenue Refunding VRDB, Series 2006-A, Adventist Health (AGM Insured), 0.25%, 3/8/10	6,300	6,300
Highlands County Health Facilities Authority Revenue VRDB, Series 2007 A-2, Adventist Health System, 0.16%, 3/8/10	10,000	10,000
Series E, Adventist Health System (Credit Agricole Corp. and Investment Bank LOC), 0.19%, 3/8/10	20,000	20,000
Highlands County Health Facilities Authority Revenue VRDB, Series 2009-A, Adventist/Sunbelt (FHLB Atlanta LOC), 0.17%, 3/8/10	24,890	24,890
Series 2009-C, Adventist/Sunbelt (FHLB Atlanta LOC), 0.17%, 3/8/10	11,000	11,000
JEA Electric System Revenue VRDB, Series 2009 Three D-2-A, 0.16%, 3/8/10	9,840	9,840
Lee County Multifamily HFA Revenue Refunding Bonds, Series 1995-A, Forestwood Apartments Project (FNMA Gtd.), 0.20%, 3/8/10	11,385	11,385
Miami-Dade County Health Facilities Authority Revenue Bonds, Series 2006 B-2, Miami Children's Hospital Project (Wachovia Bank N.A. LOC), 0.18%, 3/8/10	19,475	19,475
Orange County Health Facilities Authority Revenue VRDB, Series 1995, Adventist Health System Group (Wachovia Bank N.A. LOC), 0.18%, 3/8/10	35,000	35,000
Orange County Multifamily HFA Revenue Refunding VRDB, Series 1997, Post Fountains Project (FNMA Gtd.), 0.20%, 3/8/10	2,550	2,550
Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured), 0.22%, 3/8/10	6,300	6,300
St. Lucie County PCR Refunding VRDB, Series 2000, Florida Power and Light Co. Project (Florida Power and Light Co. Gtd.), 0.15%, 3/1/10	12,400	12,400
St. Petersburg Health Facilities Authority Revenue VRDB, Series 2005-A-1, Children's Hospital (Wachovia Bank N.A. LOC), 0.18%, 3/8/10	4,500	4,500
Volusia County Multifamily HFA Revenue Refunding Bonds, Series 2002, Anatole Apartments (FNMA Insured), 0.20%, 3/8/10	5,045	5,045

		323,454

Georgia - 3.0%
Bartow County Development Authority PCR VRDB, Bowen Project, 0.12%, 3/1/10	22,400	22,400

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Georgia - 3.0% continued
Burke County Development Authority PCR Bonds, Series 1992, First Series, Georgia Power Plant Vogtle Project (Georgia Power Gtd.), 0.12%, 3/1/10	$6,300	$6,300
Burke County Development Authority PCR VRDB, Series 2009, Georgia Power Co., Vogtle, 1st Series, 0.17%, 3/1/10	3,500	3,500
Clayton County Housing Authority Revenue Bonds, Series 1985, Rivers Edge Development (FHLMC Gtd.), 0.20%, 3/8/10	1,500	1,500
Clayton County Multifamily Housing Authority Revenue Refunding Bonds, Series 1990-A, Huntington Woods (AGM Insured), 1.51%, 3/8/10	7,530	7,530
Series 1990-F, Ten Oaks Apartments (AGM Insured), 1.51%, 3/8/10	6,280	6,280
Cobb County Development Authority Revenue VRDB, Series 2009, North Cobb Christian School (Branch Banking and Trust Co. LOC), 0.19%, 3/8/10	13,050	13,050
Cobb County Kennestone Hospital Authority Revenue VRDB, Series A (Bank of America N.A. LOC), 0.20%, 3/8/10	7,500	7,500
Cobb County Multifamily Housing Authority Revenue Bonds, Post Mill Project (FNMA Gtd.), 0.19%, 3/8/10	2,000	2,000
Cobb County Multifamily Housing Authority Revenue Refunding VRDB, Series 1999, Six Flags Association (FHLMC LOC), 0.20%, 3/8/10	5,290	5,290
Cobb County Multifamily Housing Authority Revenue VRDB, Series 1996, Post Bridge Project (FNMA Insured), 0.19%, 3/8/10	3,300	3,300
Fulco Hospital Authority Revenue VRDB, Anticipatory Certificates, Series 1997, Shepherd Center, Inc. Project (Branch Banking and Trust Co. LOC), 0.16%, 3/8/10	15,500	15,500
Gainesville and Hall County Development Authority Revenue VRDB, Series 03-B, Senior Living Lanier Village (TD Bank N.A. LOC), 0.12%, 3/1/10	7,700	7,700
Georgia Municipal Gas Authority Revenue Notes, Series 2009-G, 2.00%, 5/19/10	8,000	8,027
Gwinnett County Multifamily Housing Authority Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.), 0.20%, 3/8/10	7,400	7,400
Monroe County Development Authority PCR VRDB, Scherer Project, 0.15%, 3/1/10	3,900	3,900
Monroe County Development Authority PCR VRDB, Series 2009, Georgia Power Co. - Scherer, 1st Series, 0.17%, 3/1/10	7,600	7,600
Municipal Electric Authority of Georgia Revenue VRDB, Series B, Project 1 (Dexia Credit Local LOC), 0.20%, 3/8/10	57,050	57,050
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Series 1994, Wood Crossing Project (FHLMC LOC), 0.18%, 3/8/10	3,300	3,300

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Georgia - 3.0% continued
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Series 2002, Chambrel at Roswell Project (FNMA Gtd.), 0.20%, 3/8/10	$3,680	$3,680
Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F & M Villages Project (FNMA Gtd.), 0.19%, 3/8/10	1,450	1,450

		194,257

Hawaii - 0.2%
Hawaii State Department of Budget and Finance Revenue VRDB, Series 2009-B, The Queens Health (Bank of America N.A. LOC), 0.19%, 3/8/10	5,000	5,000
Hawaii State Multifamily Housing Finance and Development Corp. Revenue VRDB, Series 2008, Lokahi Ka’u (FHLMC LOC), 0.19%, 3/8/10	5,200	5,200

		10,200

Idaho - 0.4%
Idaho Health Facilities Authority Revenue VRDB, Series 2009-A, St. Luke’s Health System Project (Wells Fargo Bank N.A. LOC), 0.18%, 3/8/10	19,000	19,000
Idaho Housing and Finance Association Nonprofit Facilities Revenue VRDB, Series 2008, College of Idaho Project (U.S. Bank N.A. LOC), 0.18%, 3/8/10	4,900	4,900

		23,900

Illinois - 11.2%
Aurora Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project (Harris N.A. LOC), 0.20%, 3/8/10	3,210	3,210
Bridgeview G.O. Refunding VRDB, Series 2008 A-2 (Harris N.A. LOC), 0.24%, 3/8/10	17,500	17,500
Chicago Board of Education G.O. Refunding VRDB, Series 2010-A, Dedicated Revenue, 0.12%, 3/1/10	9,000	9,000
Chicago Board of Education G.O. VRDB, Series 2000-D (AGM Insured), 0.20%, 3/8/10	11,000	11,000
Chicago G.O. Refunding VRDB, Series G, 0.13%, 3/1/10	20,000	20,000
Chicago G.O. VRDB, Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC), 0.17%, 3/1/10	10,500	10,500
Series 21-B-4, Neighborhoods Alive (Bank of New York LOC), 0.12%, 3/1/10	5,000	5,000
Chicago Multifamily Housing Revenue VRDB, Series 2008-B, Hollywood House Apartments (Harris N.A. LOC), 0.28%, 3/8/10	3,350	3,350
Chicago Wastewater Transmission Revenue Refunding VRDB, Subseries 2008 C-1 (Harris N.A. LOC), 0.14%, 3/1/10	7,400	7,400
Chicago Water Revenue VRDB, Second Lien, Subseries 2000-2, 0.14%, 3/1/10	11,500	11,500
City of Chicago G.O. Refunding VRDB, Series 2005D, Project Refunding (AGM Insured), 0.24%, 3/8/10	35,190	35,190

MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Illinois - 11.2% continued
City of Chicago G.O. Refunding VRDB, Series 2007-E, 0.13%, 3/1/10	$48,100	$48,100
Crestwood Revenue VRDB, Series 2007, Trinity Christian College (Fifth Third Bank LOC), 0.29%, 3/8/10	12,600	12,600
Illinois Development Finance Authority Revenue Bonds, Series 1998, Glenwood School for Boys (Harris N.A. LOC), 0.20%, 3/8/10	1,800	1,800
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project (Comerica Bank LOC), 0.70%, 3/8/10	7,985	7,985
Illinois Development Finance Authority Revenue VRDB, Series B, Evanston Northwestern, 0.14%, 3/1/10	11,620	11,620
Illinois Development Finance Authority Revenue VRDB, Series 2001-A, Evanston Northwestern, 0.14%, 3/8/10	14,900	14,900
Illinois Development Finance Authority Revenue VRDB, Series 2003, Mount Carmel High School Project (JPMorgan Chase Bank LOC), 0.18%, 3/8/10	14,800	14,800
Illinois Educational Facilities Authority Revenue Bonds, Series 1985, Cultural Pool (JPMorgan Chase Bank LOC), 0.23%, 3/8/10	10,790	10,790
Illinois Educational Facilities Authority Revenue Bonds, Series 2003B, Augustana College (Harris N.A. LOC), 0.20%, 3/8/10	6,590	6,590
Illinois Educational Facilities Authority Revenue VRDB, Series 1999A, National Louis University (JPMorgan Chase Bank LOC), 0.20%, 3/8/10	9,850	9,850
Illinois Finance Authority PCR Refunding VRDB, Series D, Commonwealth Edison (JPMorgan Chase Bank LOC), 0.19%, 3/8/10	7,800	7,800
Illinois Finance Authority Revenue Bonds, Nazareth Academy Project (Harris N.A. LOC), 0.25%, 3/8/10	5,900	5,900
Illinois Finance Authority Revenue Bonds, Series 2005, Joan W. and Irving B. Dance Project (Bank of America N.A. LOC), 0.30%, 3/8/10	10,300	10,300
Illinois Finance Authority Revenue Bonds, Series 2007, Erikson Institution Project (Bank of America N.A. LOC), 0.20%, 3/8/10	6,000	6,000
Illinois Finance Authority Revenue Bonds, Series 2008, Chicago Horticultural Project (JPMorgan Chase Bank LOC), 0.25%, 3/8/10	9,000	9,000
Illinois Finance Authority Revenue Bonds, Subseries B, Northwestern University, 0.32%, 3/1/11	20,000	20,000
Illinois Finance Authority Revenue Refunding VRDB, Series 2009 A-1, University of Chicago Medical (Wells Fargo Bank N.A. LOC), 0.12%, 3/1/10	6,000	6,000
Series 2009-B-1, University of Chicago Medical (Bank of Montreal LOC), 0.12%, 3/1/10	4,100	4,100
Series 2009 B-2, University of Chicago Medical (Bank of Montreal LOC), 0.14%, 3/1/10	9,885	9,885
Illinois Finance Authority Revenue VRDB, Easter Seals Metropolitan Chicago (Harris N.A. LOC), 0.20%, 3/8/10	7,700	7,700

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Illinois - 11.2% continued
Illinois Finance Authority Revenue VRDB, Series 2005C, Friendship Village Schaumburg (Bank of America N.A. LOC), 0.18%, 3/8/10	$14,690	$14,690
Illinois Finance Authority Revenue VRDB, Series 2006 B, Loyola University Health System (Harris N.A. LOC), 0.16%, 3/8/10	5,500	5,500
Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society (Harris N.A. LOC), 0.20%, 3/8/10	12,500	12,500
Illinois Finance Authority Revenue VRDB, Series 2008-A, Community Action Partnership (Harris N.A. LOC), 0.25%, 3/8/10	3,000	3,000
Illinois Finance Authority Revenue VRDB, Series 2009-C, OSF Healthcare System (Wells Fargo Bank N.A. LOC), 0.18%, 3/8/10	5,000	5,000
Illinois Finance Authority Revenue VRDB, Series 2009-C, Provena Health (JPMorgan Chase Bank LOC), 0.21%, 3/8/10	21,000	21,000
Series 2009-D, Provena Health (JPMorgan Chase Bank LOC), 0.21%, 3/8/10	12,500	12,500
Illinois Finance Authority Revenue VRDB, Series 2009E2, University of Chicago Medical Center (JPMorgan Chase Bank LOC), 0.14%, 3/1/10	10,000	10,000
Illinois Finance Authority Revenue VRDB, Series A, Central DuPage Health, 0.14%, 3/1/10	9,075	9,075
Illinois Finance Authority Revenue VRDB, Series A, Franciscan Communities (Bank of America N.A. LOC), 0.18%, 3/8/10	7,935	7,935
Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (Bank of America N.A. LOC), 0.23%, 3/8/10	51,300	51,300
Illinois Health Facilities Authority Revenue Refunding Bonds, Series 1996 B, Franciscan Eldercare Village (Bank of America N.A. LOC), 0.18%, 3/8/10	2,300	2,300
Illinois Health Facilities Authority Revenue VRDB, Series 1985-C, Revolving Fund Pooled (JPMorgan Chase Bank LOC), 0.21%, 3/8/10	3,450	3,450
Illinois Municipal Electric Agency Power Supply Revenue Bonds, Citigroup ROCS RR-II-R-11185WF (Wells Fargo and Co. Gtd.), (1) 0.21%, 3/8/10	16,105	16,105
Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series 2008A-2, Senior Priority, 0.23%, 3/8/10	83,300	83,300
Illinois State Tollway Highway Authority Revenue VRDB, Series A-1, Senior Priority, 0.20%, 3/8/10	2,200	2,200
Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC), 0.20%, 3/8/10	2,000	2,000
Lake County Multifamily Housing Revenue VRDB, Series 2008, Whispering Oak Apartments Project (FHLMC Gtd.), 0.20%, 3/8/10	3,250	3,250
Lisle Multifamily Housing Revenue Refunding VRDB, Series 1996, Four Lakes Phase V (Bank of America N.A. LOC), 0.22%, 3/8/10	20,000	20,000
Lombard Multifamily Housing Revenue Refunding Bonds, Series 2000, Clover Creek Apartments Project (FNMA LOC), 0.20%, 3/8/10	11,915	11,915

MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Illinois - 11.2% continued
Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (Bank of America N.A. LOC), 0.19%, 3/8/10	$4,750	$4,750
Oak Forest Revenue Bonds, Series 1989, Homewood Pool - South Suburban Mayors and Managers Association Program (Fifth Third Bank LOC), 0.29%, 3/8/10	13,050	13,050
University of Illinois Board of Trustees COPS Refunding VRDB, Series 2009-B, 0.21%, 3/8/10	37,500	37,500
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities System, 0.19%, 3/8/10	12,315	12,315

		724,005

Indiana - 1.6%
Daviess County Economic Development Revenue Refunding and Improvement VRDB, Daviess Community (KeyBank N.A. LOC), 0.30%, 3/8/10	9,400	9,400
Elkhart County Multifamily Housing Revenue VRDB, Series 2008 II-A, Ashton Pine Apartments (FHLB Indianapolis LOC), 0.22%, 3/8/10	8,000	8,000
Indiana Bond Bank Revenue Notes, Series 2010-A, Advance Funding Program Notes (JPMorgan Chase Bank LOC), 2.00%, 1/6/11	25,000	25,333
Indiana Finance Authority Hospital Revenue Refunding VRDB, Series 2008-A, Clarian Health (Branch Banking and Trust Co. LOC), 0.19%, 3/8/10	14,200	14,200
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005, Harrison County Hospital Project (JPMorgan Chase Bank LOC), 0.15%, 3/1/10	7,700	7,700
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005A, Howard Regional Health System Project (Comerica Bank LOC), 1.14%, 3/1/10	9,300	9,300
Indiana Health Facility Financing Authority Revenue VRDB, Series 2001B, Franciscan Eldercare Project (Bank of America N.A. LOC), 0.18%, 3/8/10	290	290
Indiana Health Facility Financing Authority Revenue VRDB, Series 2002B Fayette Memorial Hospital Association (U.S. Bank N.A. LOC), 0.14%, 3/1/10	6,210	6,210
Indiana State Development Finance Authority Revenue VRDB, Series 2003, YMCA of Southwest Indiana Project (Wells Fargo Bank N.A. LOC), 0.28%, 3/8/10	2,700	2,700
Indianapolis Economic Development Revenue VRDB, Series 2008, Brookhaven County Line Project (FNMA Gtd.), 0.20%, 3/8/10	18,000	18,000
Vincennes Economic Development Revenue VRDB, Knox County Association (Wells Fargo Bank N.A. LOC), 0.28%, 3/8/10	1,900	1,900

		103,033

Iowa - 0.7%
Grinnell Hospital Revenue Refunding VRDB, Series 2001, Grinnell Regional Medical Center Project (U.S. Bank N.A. LOC), 0.14%, 3/1/10	3,100	3,100
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC), 0.21%, 3/8/10	6,100	6,100
Iowa Finance Authority Private College Revenue VRDB, Series 2001, Morningside College Project (U.S. Bank N.A. LOC), 0.14%, 3/1/10	4,300	4,300

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Iowa - 0.7% continued
Iowa Finance Authority Retirement Community Revenue VRDB, Series 2007-C, Edgewater A Wesley (Banco Santander Central Hispano LOC), 0.18%, 3/8/10	$20,000	$20,000
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 0.18%, 3/8/10	11,250	11,250
Iowa Higher Education Loan Authority Revenue VRDB, Series 2002, Private College Facilities (Bank of America N.A. LOC), 0.15%, 3/1/10	3,000	3,000

		47,750

Kansas - 1.3%
Kansas Development Finance Authority Multifamily Revenue Refunding VRDB, Chesapeake Apartments Project (FHLMC LOC), 0.20%, 3/8/10	14,800	14,800
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Banco Santander Central Hispano LOC), 0.18%, 3/8/10	10,000	10,000
Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (JPMorgan Chase Bank LOC), 0.20%, 3/8/10	12,670	12,670
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series 2002 B-1, 0.18%, 3/8/10	20,600	20,600
Series 2002 B-2, 0.18%, 3/8/10	15,000	15,000
Olathe Multifamily Housing Revenue Refunding VRDB, Jefferson Place Apartments Project (FHLMC GIC), 0.20%, 3/8/10	7,780	7,780
University of Kansas Hospital Authority Revenue VRDB, Series 04, KU Health System (U.S. Bank N.A. LOC), 0.14%, 3/1/10	4,460	4,460

		85,310

Kentucky - 1.2%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 0.18%, 3/8/10	7,100	7,100
Jefferson County Multifamily Housing Revenue Refunding VRDB, Series 2002, Camden Meadows Project (FNMA Insured), 0.20%, 3/8/10	8,200	8,200
Kentucky Economic Development Finance Authority Medical Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp. (Branch Banking and Trust Co. LOC), 0.20%, 3/8/10	21,100	21,100
Kentucky Rural Water Finance Corp. Public Project Revenue Bonds, Series 2009 B-2, Construction Notes, 1.25%, 1/1/11	6,000	6,027
Kentucky Rural Water Finance Corp. Public Project Revenue Construction Notes, Series 2009 B-1, 2.00%, 3/1/10	14,500	14,500
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC), 0.18%, 3/8/10	9,075	9,075
Warren County Hospital Revenue Refunding VRDB, Series 2008, Bowling Green-Warren (Assured Guaranty Insured), 0.20%, 3/8/10	8,355	8,355
Williamstown League of Cities Funding Trust Lease Revenue VRDB, Series 2009-B (U.S. Bank N.A. LOC), 0.18%, 3/8/10	5,000	5,000

		79,357

MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Louisiana - 1.2%
Ascension Parish IDB Revenue VRDB, IMTT Geismar (FHLB Atlanta LOC), 0.19%, 3/8/10	$17,000	$17,000
Louisiana Local Government Environmental Facilities & Community Development Revenue VRDB, Series B, Downreit (FHLB of Dallas LOC), 0.20%, 3/8/10	10,635	10,635
Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project (FHLMC LOC), 0.22%, 3/8/10	8,000	8,000
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily (FNMA LOC), 0.20%, 3/8/10	8,900	8,900
Louisiana Public Facilities Authority Revenue VRDB, Series 2008, Dynamic Fuels LLC Project (JPMorgan Chase Bank LOC), 0.13%, 3/1/10	24,600	24,600
Louisiana State Municipal Natural Gas Purchasing and District Authority Revenue Bonds, Series 1411Q, JPMorgan Putters (JPMorgan Chase and Co. LOC), (1) 0.20%, 3/8/10	10,292	10,292

		79,427

Maine - 0.5%
Maine Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008 A (KBC Bank N.V. LOC), 0.21%, 3/8/10	28,940	28,940

Maryland - 2.2%
Maryland State Community Development Administration Department of Housing Revenue VRDB, Series 2008-G, Kirkwood Multifamily Housing (FHLMC LOC), 0.20%, 3/8/10	8,000	8,000
Maryland State Community Development Administration Department of Housing Revenue VRDB, Series 2009-A, Multifamily Development - Sharp Apartments (FHLMC Insured), 0.18%, 3/8/10	16,950	16,950
Maryland State Economic Development Corp. Revenue VRDB, Series 2008, Federation Amern Societies (Wachovia Bank N.A. LOC), 0.18%, 3/8/10	15,500	15,500
Maryland State Health and Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005B, Adventist Healthcare (Manufacturers and Traders Trust Co. LOC), 0.18%, 3/8/10	13,700	13,700
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Healthcare (Manufacturers and Traders Trust Co. LOC), 0.18%, 3/8/10	8,310	8,310
Series 2005A, Adventist Healthcare (Bank of America N.A. LOC), 0.18%, 3/8/10	25,100	25,100
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital (Branch Banking and Trust Co. LOC), 0.19%, 3/8/10	8,000	8,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-A, University of Maryland System (Citizens Bank of Pennsylvania LOC), 0.40%, 3/8/10	6,500	6,500
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-D, University of Maryland Medical System (TD Bank N.A. LOC), 0.14%, 3/1/10	10,800	10,800
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-B, Upper Chesapeake Hospital (Branch Banking and Trust Co. LOC), 0.19%, 3/8/10	11,600	11,600
Montgomery County Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (Manufacturers and Traders Trust Co. LOC), 0.18%, 3/8/10	855	855

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Maryland - 2.2% continued
Prince Georges County Revenue Refunding VRDB, Series A, Collington Episcopal (Bank of America N.A. LOC), 0.18%, 3/8/10	$10,000	$10,000
Town of Chestertown Revenue Refunding VRDB, Series 2008-A, Economic Development Project, Washington College (RBS Citizens N.A. LOC), 0.55%, 3/8/10	3,700	3,700

		139,015

Massachusetts - 2.9%
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Lesley University (Bank of America N.A. LOC), 0.19%, 3/8/10	2,200	2,200
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy, 0.18%, 3/8/10	8,000	8,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2004, Groton School, 0.18%, 3/8/10	10,000	10,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2005, ISO New England, Inc. (TD Bank N.A. LOC), 0.16%, 3/8/10	16,370	16,370
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School, 0.18%, 3/8/10	10,000	10,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC), 0.17%, 3/8/10	7,755	7,755
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Thayer Academy (Assured Guaranty Insured), 0.20%, 3/8/10	9,795	9,795
Massachusetts State G.O. Refunding VRDB, Series 2005-A, 0.19%, 3/8/10	72,470	72,470
Massachusetts State G.O. VRDB, Series 2006 A, Consolidated Loans, 0.17%, 3/1/10	1,000	1,000
Massachusetts State G.O. VRDB, Series B, Consolidated Loans, 0.15%, 3/1/10	300	300
Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2008-C, Health System (Bank of America N.A. LOC), 0.17%, 3/8/10	7,890	7,890
Massachusetts State Water Resources Authority Revenue Refunding VRDB, Series 2008-A, 0.23%, 3/8/10	10,000	10,000
University of Massachusetts Building Authority Revenue Refunding VRDB, Series 2008-4, Senior Community Gtd., 0.19%, 3/8/10	30,465	30,465

		186,245

Michigan - 3.0%
Ann Arbor Economic Development Corp. Limited Obligation Revenue Bonds, Series 2000A, Glacier Hills, Inc. Project (JPMorgan Chase Bank LOC), 0.18%, 3/8/10	2,540	2,540
Ann Arbor Economic Development Corp. Limited Obligation Revenue Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank LOC), 0.18%, 3/8/10	1,415	1,415
Grand Rapids Economic Development Corp. Revenue Refunding Bonds, Series 1991A, Amway Hotel (Bank of America N.A. LOC), 0.60%, 3/8/10	3,075	3,075

MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Michigan - 3.0% continued
Jackson County Economic Development Corp. Limited Obligation Revenue Refunding VRDB, Series 2001A, Vista Grande Villa (Bank of America N.A. LOC), 0.17%, 3/1/10	$6,360	$6,360
Jackson County Hospital Finance Authority Revenue Refunding Bonds, Foote Hospital (Assured Guaranty Insured), 0.32%, 3/8/10	6,300	6,300
Kalamazoo Hospital Finance Authority Facilities Revenue Refunding VRDB, Series 2009-A, Bronson Methodist (JPMorgan Chase Bank LOC), 0.18%, 3/8/10	11,700	11,700
Kentwood Economic Development Corp. Revenue Refunding VRDB, Series 2006B, Limited Obligation, Holland (Bank of America N.A. LOC), 0.18%, 3/8/10	12,310	12,310
Kentwood Economic Development Corp. Revenue VRDB, Series 2002B, Limited Obligation, Holland Home (Bank of America N.A. LOC), 0.18%, 3/8/10	6,130	6,130
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007A, Limited Obligation, Calvin (JPMorgan Chase Bank LOC), 0.18%, 3/8/10	14,000	14,000
Series 2007B, Limited Obligation, Calvin (JPMorgan Chase Bank LOC), 0.18%, 3/8/10	20,000	20,000
Michigan Higher Education Facilities Authority Revenue VRDB, Series 2006, Cleary University Project (Comerica Bank LOC), 0.33%, 3/8/10	4,120	4,120
Michigan Municipal Bond Authority Revenue Notes, Series 2009-C3, State Aid Notes (Bank of Nova Scotia LOC), 2.50%, 8/20/10	15,000	15,116
Michigan State Hospital Finance Authority Revenue VRDB, Series 2004B, Holland Community Hospital (JPMorgan Chase Bank LOC), 0.19%, 3/8/10	7,900	7,900
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2003, YMCA of Metropolitan Detroit Project (JPMorgan Chase Bank LOC), 0.20%, 3/8/10	1,960	1,960
Michigan State Strategic Fund Revenue Bonds, Rest Haven Christian Services (Banco Santander Central Hispano LOC), 0.18%, 3/8/10	8,780	8,780
State of Michigan G.O. Notes, Series 2009-A, 2.00%, 9/30/10	50,000	50,427
University of Michigan Revenue VRDB, Series 2002, General Purpose, 0.18%, 3/8/10	17,500	17,500

		189,633

Minnesota - 3.1%
Maple Grove Economic Development Revenue Bonds, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC), 0.18%, 3/8/10	3,445	3,445
Minneapolis and St. Paul Housing and Redevelopment Authority Health Care System Revenue VRDB, Series 2007-A, Children’s Hospitals and Clinics (AGM Insured), 0.14%, 3/1/10	51,500	51,500
Series 2007A-1, Children’s Hospitals and Clinics (AGM Insured), 0.14%, 3/1/10	14,000	14,000
Minneapolis Health Care System Revenue VRDB, Series 2008-D, Fairview Health Services (Wells Fargo Bank N.A. LOC), 0.15%, 3/8/10	9,325	9,325
Minneapolis Revenue Bonds, Series 2003A, Guthrie Theater Project (Wells Fargo Bank N.A. LOC), 0.18%, 3/8/10	3,005	3,005

MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Minnesota - 3.1% continued
Minneapolis Student Housing Revenue VRDB, Series 2003, Riverton Community Housing Project (Bank of America N.A. LOC), 0.20%, 3/8/10	$6,825	$6,825
Minnesota Agricultural and Economic Development Board Revenue VRDB, YMCA of Metro Minneapolis Project (U.S. Bank N.A. LOC), 0.18%, 3/8/10	3,000	3,000
Minnesota Rural Water Finance Authority Revenue Notes, Series 2009, Public Project Construction Notes, 2.25%, 5/1/10	6,800	6,814
Minnesota School District Capital Equipment Borrowing Program COPS, Series 2009-B, Aid Anticipation Certificates, 2.00%, 9/10/10	9,000	9,081
Minnesota School District Capital Equipment Borrowing Tax and Aid Program COPS, Series 2009, 2.00%, 9/10/10	15,000	15,117
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 20045Z, University St. Thomas (U.S. Bank N.A. LOC), 0.18%, 3/8/10	9,200	9,200
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC), 0.14%, 3/1/10	5,345	5,345
Oak Park Heights Multifamily Housing Revenue Refunding VRDB, Series 2005, Boutwells Landing (FHLMC Gtd.), 0.26%, 3/8/10	7,325	7,325
Robbinsdale Multifamily Housing Revenue Refunding VRDB, Series 2004-C, Copperfield Hill (Bank of America N.A. LOC), 0.20%, 3/8/10	3,500	3,500
Robbinsville Revenue Refunding VRDB, Series 2008 A-2, North Memorial (Wells Fargo Bank N.A. LOC), 0.14%, 3/1/10	23,800	23,800
Rochester G.O. VRDB, Series 07-B, Wastewater, 0.17%, 3/8/10	7,100	7,100
Rochester Health Care Facilities Revenue VRDB, Series 2008-D, Mayo Clinic, 0.70%, 3/1/10	10,000	10,000
Roseville Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project (FHLMC LOC), 0.19%, 3/8/10	6,145	6,145
St. Cloud Health Care Revenue Refunding VRDB, Series A, CentraCare Health System (Bank of Nova Scotia LOC), 0.16%, 3/8/10	200	200
St. Paul Port Authority Revenue VRDB, Series 2006-3, Amherst H. Wilder Foundation (Bank of New York LOC), 0.14%, 3/1/10	5,830	5,830

		200,557

Mississippi - 3.3%
Jackson County PCR Refunding VRDB, Series 1993, Chevron USA, Inc. Project (Chevron Corp. Gtd.), 0.12%, 3/1/10	11,545	11,545
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series A, Chevron USA, Inc. Project, 0.12%, 3/1/10	10,000	10,000
Series 2007-D, Chevron USA, Inc. Project, 0.45%, 3/1/10	20,000	20,000
Series 2007-E, Chevron USA, Inc. Project, 0.11%, 3/1/10	49,380	49,380
Series 2009-D, Chevron USA, Inc. Project (Chevron Corp. Gtd.), 0.12%, 3/1/10	29,500	29,500
Series 2009-F, Chevron USA, Inc. Project, 0.11%, 3/1/10	7,800	7,800

MONEY MARKET PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Mississippi - 3.3% continued
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, SG Resources LLC (FHLB Atlanta LOC), 0.19%, 3/8/10	$12,300	$12,300
Mississippi Business Finance Corp. Revenue Refunding VRDB, Series 2009-B, Renaissance (FHLB of Dallas LOC), 0.19%, 3/8/10	8,050	8,050
Mississippi Business Finance Corp. Revenue VRDB, Series 2007-A, CPX Gulfport OPAG LLC (Wachovia Bank N.A. LOC), 0.20%, 3/8/10	12,935	12,935
Mississippi Business Finance Corp. Revenue VRDB, Series 2008, Promenade D Iberville Project (Wachovia Bank N.A. LOC), 0.18%, 3/8/10	24,700	24,700
Mississippi Development Bank Special Obligation Revenue Refunding VRDB, Series 2009, Magnolia Regional Health Project (FHLB Atlanta LOC), 0.19%, 3/8/10	5,000	5,000
Mississippi Hospital Equipment and Facilities Authority Revenue VRDB, Mississippi Health, 0.20%, 3/8/10	23,333	23,333

		214,543

Missouri - 2.6%
Independence IDA Multifamily Housing Revenue Refunding VRDB, Series 2005, The Mansions Project (FHLMC LOC), 0.20%, 3/8/10	14,240	14,240
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC), 0.20%, 3/8/10	2,500	2,500
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 1995, Willow Creek IV Apartments (FNMA Insured), 0.20%, 3/8/10	8,295	8,295
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 2000, Coach House North Apartments (FHLMC LOC), 0.20%, 3/8/10	8,000	8,000
Kansas City IDA Multifamily Housing Revenue VRDB, Series 2002, Cloverset Apartments Project (FNMA LOC), 0.26%, 3/8/10	2,065	2,065
Kansas City IDA Revenue VRDB, Kansas City Downtown Redevelopment (JPMorgan Chase Bank LOC), 0.21%, 3/8/10	13,175	13,175
Missouri Public Utilities Commission Revenue Interim Construction Notes, Series 2009, 2.25%, 8/1/10	8,800	8,846
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999-C, Pooled Hospital Freeman Health System (KBC Bank N.V. LOC), 0.22%, 3/8/10	4,365	4,365
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2000, Lutheran Senior Services Project (U.S. Bank N.A. LOC), 0.18%, 3/8/10	9,000	9,000
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, De Smet Jesuit High School (U.S. Bank N.A. LOC), 0.14%, 3/1/10	3,200	3,200
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC), 0.14%, 3/1/10	4,260	4,260
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004-A, Washington University, 0.12%, 3/1/10	7,885	7,885
Series 2004-B, Washington University, 0.13%, 3/1/10	29,510	29,510

MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Missouri - 2.6% continued
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008, Lutheran Senior Services Project (U.S. Bank N.A. LOC), 0.18%, 3/8/10	$9,000	$9,000
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008-F, Sisters Mercy Health, 0.18%, 3/8/10	16,600	16,600
South Point Hunter Ridge Trust Revenue VRDB Certificate Series Trust Various States, Series 2005A (Wachovia Bank N.A. LOC), (1) 0.35%, 3/8/10	10,575	10,575
Series 2005B (Wachovia Bank N.A. LOC), (1) 0.35%, 3/8/10	8,365	8,365
St. Charles County IDA Revenue Refunding VRDB, Country Club Apartments Project (FNMA LOC), 0.20%, 3/8/10	4,000	4,000
St. Louis County IDA Revenue VRDB, Series B, Friendship Village South (Bank of America N.A. LOC), 0.18%, 3/8/10	5,615	5,615

		169,496

Nebraska - 0.5%
Central Plains Energy Project Revenue VRDB, Series 2009, Project Number 2, 0.19%, 3/8/10	25,000	25,000
Nebraska Elementary and Secondary School Finance Authority Revenue VRDB, Series 2004-A, Lutheran School Project (Fifth Third Bank LOC), 0.36%, 3/1/10	4,550	4,550
Series 2004-B, Lutheran School Project (Fifth Third Bank LOC), 0.36%, 3/1/10	3,270	3,270

		32,820

Nevada - 1.0%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Hospital Project (U.S. Bank N.A. LOC), 0.18%, 3/8/10	9,500	9,500
Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center (U.S. Bank N.A. LOC), 0.18%, 3/8/10	5,330	5,330
Las Vegas Economic Development Revenue VRDB, Series A, Keep Memory Alive Project (Bank of New York LOC), 0.20%, 3/8/10	41,700	41,700
Las Vegas Valley Water District G.O., Series B, Water Improvement, 0.21%, 3/1/10	7,000	7,000

		63,530

New Hampshire - 0.5%
New Hampshire Business Finance Authority Revenue VRDB, Series 2008, Alice Peck Day Health System (TD Bank N.A. LOC), 0.13%, 3/1/10	3,900	3,900
New Hampshire Health and Education Facilities Authority Revenue Bonds, Series H-A-1, University System, 0.16%, 3/1/10	3,800	3,800
New Hampshire Health and Education Facilities Authority Revenue VRDB, Riverwoods at Exeter (Bank of America N.A. LOC), 0.20%, 3/8/10	12,350	12,350
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2004-B, Kendal at Hanover (FHLB Boston LOC), 0.17%, 3/8/10	6,880	6,880
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series B-1, University System, 0.16%, 3/1/10	7,720	7,720

		34,650

MONEY MARKET PORTFOLIOS 17 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
New Jersey - 0.5%
New Jersey EDA Revenue Bonds, Passaic Hebrew Institution (Bank of Nova Scotia LOC), 0.14%, 3/8/10	$1,000	$1,000
New Jersey EDA Revenue Refunding VRDB, Series 2006-B, Cedar Crest Village, Inc. (Banco Santander Central Hispano LOC), 0.14%, 3/8/10	23,000	23,000
New Jersey EDA Revenue VRDB, Series 2006, Frisch School Project (Banco Santander Central Hispano LOC), 0.14%, 3/8/10	1,500	1,500
New Jersey Health Care Facilities Financing Authority Revenue VRDB, Series 2002, Wiley Mission Project (TD Bank N.A. LOC), 0.16%, 3/8/10	5,115	5,115

		30,615

New Mexico - 0.9%
Bernalilo County TRANS, Series 2009, 2.50%, 6/30/10	17,000	17,113
New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio (FHLMC LOC), 0.19%, 3/8/10	8,000	8,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDB, Series 2009, 0.19%, 3/8/10	20,000	20,000
Portales Student Housing Revenue VRDB, Series 2006-A, CHF Portales LLC (Banco Santander Central Hispano LOC), 0.20%, 3/8/10	13,380	13,380

		58,493

New York - 9.7%
City of New York G.O., Subseries J-10, Fiscal 2008, 0.16%, 3/8/10	2,120	2,120
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding VRDB, Series 2008A, 0.21%, 3/8/10	50,485	50,485
Metropolitan Transportation Authority Revenue CP Notes (RBS N.V. LOC), 0.32%, 3/4/10	50,000	50,000
Metropolitan Transportation Authority Revenue Tax Exempt CP Notes (RBS N.V. LOC), 0.33%, 4/6/10	40,000	40,000
Metropolitan Transportation Authority Revenue Tax Exempt CP Notes, Series 2007-C (RBS N.V. LOC), 0.22%, 3/4/10	31,000	31,000
Series 2007-C (RBS N.V. LOC), 0.25%, 3/2/10	100,000	100,000
Series 2007-C (RBS N.V. LOC), 0.28%, 4/5/10	20,000	20,000
Metropolitan Transportation Authority Revenue VRDB, Series 2005, Subseries E-2 (Fortis Bank S.A. LOC), 0.21%, 3/8/10	23,740	23,740
New York City G.O. VRDB, Subseries 2008 L-4 (U.S. Bank N.A. LOC), 0.14%, 3/1/10	16,250	16,250
New York City Housing Development Corp. Multifamily Rent Housing Revenue VRDB, Series A, Gold Street (FNMA Insured), 0.20%, 3/8/10	5,200	5,200

MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
New York - 9.7% continued
New York City Industrial Development Agency Civic Facilities Revenue VRDB, Series 2006, Cong Machne Chaim, Inc. (Banco Santander Central Hispano LOC), 0.22%, 3/8/10	$7,800	$7,800
New York City Industrial Development Agency Civic Facilities Revenue VRDB, Series 2008, Congregation Darchei Torah (KeyBank N.A. LOC), 0.29%, 3/8/10	24,000	24,000
New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds, Series 2006-AA-3, 0.20%, 3/8/10	12,300	12,300
New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds, Series 2008-BB-3, Second Generation, Fiscal, 0.11%, 3/1/10	25,690	25,690
New York City Municipal Water Finance Authority Water and Sewer VRDB, Series 2008 BB-1, Second Generation, 0.12%, 3/1/10	8,850	8,850
New York Liberty Development Corp. Revenue VRDB, Series 2009-A, World Trade Center Project (United States Treasuries Escrowed), 0.50%, 1/18/11	180,000	180,000
New York State Dormitory Authority Non State Supported Debt Revenue VRDB, Series 2008, Rochester Friendly Home (Manufacturers and Traders Trust Co. LOC), 0.16%, 3/8/10	10,945	10,945
New York State Energy Research and Development Authority PCR Refunding VRDB, Series B, New York State Electric (JPMorgan Chase Bank LOC), 0.19%, 3/8/10	4,000	4,000
New York State Urban Development Corp. Revenue VRDB, Series A3A, State Facilities, 0.23%, 3/8/10	2,500	2,500
Westchester County Industrial Development Agency Civic Facility Revenue VRDB, Series 2001, Catharine Field Home (Banco Santander Central Hispano LOC), 0.16%, 3/8/10	9,470	9,470

		624,350

North Carolina - 4.2%
Charlotte Airport Revenue VRDB, Series 2010-C, Charlotte Douglas Airport (Wachovia Bank N.A. LOC), 0.18%, 3/8/10	6,200	6,200
City of Greensboro Street Improvement G.O. VRDB, 0.20%, 3/8/10	10,000	10,000
Durham Water and Sewer Utility System Revenue VRDB, Series 1994, 0.21%, 3/8/10	200	200
Mecklenburg County COPS VRDB, Series 2006, 0.17%, 3/8/10	8,890	8,890
Mecklenburg County COPS VRDB, Series 2008-A, 0.35%, 3/8/10	35,475	35,475
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University (Bank of America N.A. LOC), 0.22%, 3/8/10	8,200	8,200
North Carolina Capital Facilities Finance Agency Revenue VRDB, Series 2007, High Point University Project (Branch Banking and Trust Co. LOC), 0.19%, 3/8/10	10,850	10,850
Series 2008, High Point University Project (Branch Banking and Trust Co. LOC), 0.19%, 3/8/10	10,000	10,000
North Carolina Educational Facilities Finance Agency Revenue VRDB, Series 1999, Charlotte Latin (Wachovia Bank N.A. LOC), 0.18%, 3/8/10	2,820	2,820

MONEY MARKET PORTFOLIOS 19 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
North Carolina - 4.2% continued
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding Bonds, Series B, Duke University Health System, 0.15%, 3/8/10	$50,000	$50,000
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding Bonds, Series 2005-C, Duke University Health System, 0.19%, 3/8/10	11,550	11,550
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Series 2008-A, Wake Forest University (Branch Banking and Trust Co. LOC), 0.18%, 3/8/10	18,480	18,480
North Carolina Medical Care Commission Retirement Facilities Revenue VRDB, Series 2001, Aldersgate Project (Branch Banking and Trust Co. LOC), 0.19%, 3/8/10	1,530	1,530
North Carolina Medical Care Commission Retirement Facilities Revenue VRDB, Series 2007-C, First Mortgage, Southminster (Banco Santander Central Hispano LOC), 0.18%, 3/8/10	700	700
Raleigh Combined Enterprise System Revenue, BB&T Municipal Trust, Floaters Series 11, (1) 0.18%, 3/8/10	10,565	10,565
Raleigh COPS VRDB, Series B, Downtown, 0.22%, 3/8/10	18,000	18,000
State of North Carolina G.O. Refunding VRDB, Series 2002-F, 0.18%, 3/8/10	8,295	8,295
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1) 0.20%, 3/8/10	18,400	18,400
Wake County G.O. VRDB, Series 2003C, Public Improvement Bonds, 0.19%, 3/8/10	9,500	9,500
Winston-Salem Water and Sewer System Revenue VRDB, Series 2002B, 0.18%, 3/8/10	7,500	7,500
Series 2002C, 0.18%, 3/8/10	21,785	21,785

		268,940

Ohio - 2.0%
Cleveland Airport System Revenue VRDB, Series 2009-D (KBC Bank N.V. LOC), 0.28%, 3/8/10	8,500	8,500
Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2007, Carnegie/89th Garage Project (JPMorgan Chase Bank LOC), 0.18%, 3/8/10	14,800	14,800
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue VRDB, Museum of Art Project, Series 2005-B, 0.17%, 3/8/10	5,900	5,900
Cuyahoga County Health Care Facilities Revenue Bonds, Series 2004-E, Franciscan Communities (Bank of America N.A. LOC), 0.18%, 3/8/10	8,155	8,155
Cuyahoga County Hospital Revenue VRDB, Series 03, Metrohealth System Project (PNC Bank LOC), 0.17%, 3/8/10	19,500	19,500
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005, Chelsea First Community (KBC Bank N.V. LOC), 0.20%, 3/8/10	12,500	12,500

MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Ohio - 2.0% continued
Franklin County Health Care Facilities Revenue VRDB, Series A, Ohio Presbyterian (PNC Bank LOC), 0.17%, 3/8/10	$32,000	$32,000
Hamilton County Hospital Facilities Revenue VRDB, Series 2007-N, Children’s Hospital Medical Center (JPMorgan Chase Bank LOC), 0.20%, 3/8/10	5,000	5,000
Licking County Health Care Facilities Revenue Refunding VRDB, Series 2003, Kendal (Bank of Scotland PLC LOC), 0.19%, 3/8/10	19,275	19,275
Richland County Health Care Facilities Revenue Refunding Bonds, Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank LOC), 0.18%, 3/8/10	1,625	1,625
Richland County Health Care Facilities Revenue Refunding Bonds, Series 2004-B, Wesleyan (JPMorgan Chase Bank LOC), 0.18%, 3/8/10	4,555	4,555

		131,810

Oklahoma - 1.1%
Oklahoma State Industrial Authority and Educational Facilities Revenue VRDB, Oklahoma Christian University Project (Bank of America N.A. LOC), 0.23%, 3/8/10	23,100	23,100
Oklahoma State Turnpike Authority Revenue Refunding VRDB, Series B, Second Senior, 0.13%, 3/1/10	48,500	48,500
Oklahoma Water Resource Board State Loan Program Revenue VRDB, 0.80%, 3/1/10	2,135	2,135

		73,735

Oregon - 1.1%
Clackamas County Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health System (U.S. Bank N.A. LOC), 0.16%, 3/8/10	13,700	13,700
Oregon State Facilities Authority Revenue VRDB, Series 2005A, Quatama Crossing Housing (FNMA LOC), 0.21%, 3/8/10	9,645	9,645
Oregon State G.O. TANS, Series 2009A, 2.50%, 6/30/10	40,000	40,267
Salem Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project (U.S. Bank N.A. LOC), 0.18%, 3/8/10	6,000	6,000

		69,612

Pennsylvania - 3.8%
Allegheny County Hospital Development Authority Revenue VRDB, Series 2003, UPMC Senior Living Corp. (FNMA LOC), 0.19%, 3/8/10	9,785	9,785
Allegheny County IDA Healthcare Revenue VRDB, Series 08-B, Vincentian Collaborative (PNC Bank LOC), 0.19%, 3/8/10	4,725	4,725
Allegheny County IDA Revenue VRDB, Education Center at the Watson Institute (PNC Bank LOC), 0.19%, 3/8/10	6,000	6,000
Bucks County IDA Hospital Revenue VRDB, Series 2008-A, Grand View Hospital (TD Bank N.A. LOC), 0.16%, 3/8/10	5,735	5,735
Cumberland County Municipal Authority Revenue Refunding VRDB, Series 2006, Asbury Obligated Group (KBC Bank N.V. LOC), 0.18%, 3/8/10	13,455	13,455

MONEY MARKET PORTFOLIOS 21 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Pennsylvania - 3.8% continued
Delaware River Joint Toll Bridge Commission Revenue VRDB, Series B-1 (Dexia Credit Local LOC), 0.21%, 3/8/10	$7,800	$7,800
Lancaster County Hospital Authority Revenue VRDB, Series 2000, Quarryville Presbyterian (Manufacturers and Traders Trust Co. LOC), 0.18%, 3/8/10	14,165	14,165
Lancaster IDA Revenue Bonds, Series 2009-A, Willow Valley Retirement (PNC Bank LOC), 0.17%, 3/8/10	10,000	10,000
Lancaster IDA Revenue VRDB, Series 2007, Mennonite Home Project (Manufacturers and Traders Trust Co. LOC), 0.25%, 3/8/10	1,615	1,615
Lower Merion School District G.O. VRDB, Series 2009-B, Capital Project (U.S. Bank N.A. LOC), 0.18%, 3/8/10	6,200	6,200
Montgomery County G.O., Series 2004-A, 0.13%, 3/1/10	34,780	34,780
Montgomery County IDA Revenue VRDB, ACTS Retirement Life Community (TD Bank N.A. LOC), 0.12%, 3/1/10	12,240	12,240
Pennsylvania Higher Educational Facilities Authority College and University Revenue VRDB, Series 2007, Pennsylvania College of Optometry (Wachovia Bank N.A. LOC), 0.18%, 3/8/10	7,620	7,620
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series I4, Association of Independent Colleges (Manufacturers and Traders Trust Co. LOC), 0.20%, 3/8/10	13,600	13,600
Pennsylvania Multifamily Housing Finance Agency Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood (Bank of America N.A. LOC), 0.19%, 3/8/10	8,000	8,000
Pennsylvania Turnpike Commission Revenue Refunding VRDB, Multi-Modal, Series 2008 A-3, 0.18%, 3/8/10	9,400	9,400
Philadelphia Gas Works Revenue Refunding VRDB, Series 2009-C (Bank of Nova Scotia LOC), 0.16%, 3/8/10	6,700	6,700
Philadelphia Hospitals and Higher Educational Facilities Authority Hospital Revenue VRDB, Series 2008-A, Children’s Hospital of Philadelphia, 0.12%, 3/1/10	31,375	31,375
Philadelphia School District G.O. Refunding VRDB, Series 2009-C (TD Bank N.A. LOC), 0.16%, 3/8/10	14,200	14,200
RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-12, Floater Certificates, Bethlehem Pennsylvania (Royal Bank of Canada LOC), (1) 0.20%, 3/8/10	5,000	5,000
Southcentral General Authority Revenue VRDB, Series 2008-D, Wellspan Health Obligation Group (TD Bank N.A. LOC), 0.16%, 3/8/10	20,000	20,000

		242,395

South Carolina - 0.6%
Charleston Educational Excellence Finance Corp. Revenue Bonds, Citigroup ROCS RR-II-R-497M, (1) 0.40%, 3/8/10	9,115	9,115
Greenville Hospital System Board Facilities Revenue Refunding VRDB, Series 2008-D (Wachovia Bank N.A. LOC), 0.18%, 3/8/10	7,800	7,800

MONEY MARKET PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
South Carolina - 0.6% continued
Piedmont Municipal Power Agency Revenue VRDB, Series 2008-C (Assured Guaranty Insured), 0.26%, 3/8/10	$10,200	$10,200
South Carolina Jobs EDA Hospital Revenue Refunding VRDB, Series 2009-C, Anmed Health (Branch Banking and Trust Co. LOC), 0.16%, 3/8/10	5,000	5,000
South Carolina Jobs EDA Revenue Bonds, Series 2003, Medical University Facilities Corp. Project (Wachovia Bank N.A. LOC), 0.18%, 3/8/10	4,000	4,000
South Carolina Jobs EDA Revenue Bonds, Series 2003-A, Presbyterian Home Project (Wachovia Bank N.A. LOC), 0.28%, 3/8/10	3,965	3,965

		40,080

South Dakota - 0.2%
South Dakota Health and Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospital and Health (U.S. Bank N.A. LOC), 0.19%, 3/8/10	4,630	4,630
South Dakota Health and Educational Facilities Authority Revenue VRDB, Series 2008, Regional Health (U.S. Bank N.A. LOC), 0.14%, 3/1/10	4,300	4,300
South Dakota Housing Development Authority Revenue VRDB, Series 2009-A, Homeownership Mortgage, 0.16%, 3/8/10	5,000	5,000

		13,930

Tennessee - 1.3%
Blount County Public Building Authority Revenue VRDB, Series 2008 C-1-A, Local Government Public Improvement, 0.19%, 3/8/10	16,950	16,950
Series 2008 C-3-A, Local Government Public Improvement, 0.19%, 3/8/10	8,000	8,000
Hendersonville IDB Multifamily Housing Revenue Refunding VRDB, Windsor Park (FNMA Insured), 0.20%, 3/8/10	3,095	3,095
Knox County Health and Educational Facilities Board Revenue VRDB, Series 06, Johnson Bible College Project, 0.20%, 3/8/10	6,670	6,670
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue Refunding VRDB, Series 2009, Belmont University (FHLB of Atlanta LOC), 0.19%, 3/8/10	9,010	9,010
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue Refunding VRDB, Series 2009, Lipscomb University Project (FHLB of Atlanta LOC), 0.19%, 3/8/10	17,460	17,460
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.), 0.20%, 3/8/10	17,029	17,029
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2007-B, Trezevant Manor Project (Bank of America N.A. LOC), 0.20%, 3/8/10	6,000	6,000

		84,214

Texas - 8.9%
Atascosa County Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative, 0.73%, 3/8/10	9,600	9,600
Austin Hotel Occupancy Tax Revenue Refunding VRDB, Subseries 2008-A, Sub Lien (Dexia Credit Local LOC), 0.20%, 3/8/10	6,165	6,165
Bexar County and Clear Creek Revenue Bonds, Series 2007-28, Clipper Tax-Exempt Certificate Trust (U.S. Treasuries Escrowed), (1) 0.23%, 3/8/10	6,255	6,255

MONEY MARKET PORTFOLIOS 23 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Texas - 8.9% continued
Bexar County Housing Finance Corp. Multifamily Housing Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project (FHLMC Insured), 0.20%, 3/8/10	$2,880	$2,880
Bexar County Housing Finance Corp. Multifamily Housing Revenue VRDB, Series 2005-A, Summit Hills Apartments Project (FHLMC Insured), 0.20%, 3/8/10	3,500	3,500
Brazos County Health Facilities Development Corp. Revenue Refunding VRDB, Series 2009, Burleson St. Joseph (Wells Fargo Bank N.A. LOC), 0.28%, 3/8/10	8,025	8,025
Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project (BASF Corp. Gtd.), 0.35%, 3/8/10	7,700	7,700
Crawford Education Facilities Corp. Revenue Bonds, Series 2008, Hyde Park Baptist School Project (JPMorgan Chase Bank LOC), 0.18%, 3/8/10	1,225	1,225
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Series 2009 C-2, Methodist Hospital, 0.12%, 3/1/10	15,450	15,450
Subseries C-1, Methodist Hospital, 0.12%, 3/1/10	51,200	51,200
Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Series 2008A-1, Methodist Hospital System, 0.12%, 3/1/10	41,300	41,300
Houston Independent School District G.O. VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.), 0.20%, 3/8/10	39,470	39,470
Katy Independent School District G.O. VRDB, Series C, Fort Bend, Harris and Waller Counties, CSH Building (PSF of Texas Gtd.), 0.20%, 3/8/10	52,800	52,800
Lovejoy Texas Independent School District G.O., Series DB-514, Deutsche Bank Spears/Lifers Trust Various States (PSF of Texas Gtd.), (1) 0.23%, 3/8/10	3,275	3,275
Lower Colorado River Authority Revenue Bonds, Series 2994, JPMorgan Chase Putters, Transmission Contract (Berkshire Hathaway, Inc. Insured), (1) 0.20%, 3/8/10	400	400
Lubbock Independent School District G.O. VRDB, Series 2004-A, School Building (PSF of Texas Gtd.), 0.19%, 3/8/10	300	300
North Central Texas Health Facility Development Corp. Hospital Revenue VRDB, Series 2006-A, Baylor Health Care System Project, 0.17%, 3/8/10	50,230	50,230
Northside Independent School District G.O. VRDB, Series 2009, School Building (PSF of Texas Gtd.), 1.20%, 6/1/10	14,500	14,500
Port Arthur Navigation District Environmental Facilities Revenue VRDB, Series A, Motiva Enterprises (Motiva Enterprises LLC Gtd.), 0.14%, 3/1/10	8,850	8,850
Series 2009-B, Motiva Enterprises (Motiva Enterprises LLC Gtd.), 0.13%, 3/1/10	59,000	59,000
Series 2009-C, Motiva Enterprises (Motiva Enterprises LLC Gtd.), 0.13%, 3/1/10	26,500	26,500
State of Texas TRANS, Series 2009, 2.50%, 8/31/10	85,000	85,864
Tarrant County Housing Finance Corp. Revenue VRDB, Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.), 0.17%, 3/8/10	1,465	1,465

MONEY MARKET PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Texas - 8.9% continued
Texas State Department of Multifamily Housing and Community Affairs Revenue VRDB, Woodmont Apartments (Bank of America N.A. LOC), 0.20%, 3/8/10	$15,000	$15,000
Texas State Transportation Commission Revenue VRDB, Series B, First Tier, 0.16%, 3/8/10	6,950	6,950
Texas Water Development Board Revenue Refunding VRDB, Series 2007-A, Sub Lien, 0.12%, 3/1/10	36,296	36,296
Travis County Housing Finance Corp. Student Housing Revenue Bonds, College Houses Project (Wachovia Bank N.A. LOC), 0.18%, 3/8/10	10,665	10,665
Waco Educational Finance Corp. Revenue Refunding VRDB, Series 2008-A, Baylor University, 0.16%, 3/8/10	7,100	7,100

		571,965

Utah - 2.1%
Utah Housing Corp. Multifamily Housing Revenue VRDB, Series 2009-A, Florentine Villas (Wells Fargo Bank N.A. LOC), 0.24%, 3/8/10	5,000	5,000
Utah Housing Corp. Multifamily Housing Revenue VRDB, Series 2009-A, Timbergate (FHLMC LOC), 0.20%, 3/8/10	3,125	3,125
Utah State Board of Regents Revenue Refunding VRDB, University of Utah Hospital (Wells Fargo Bank N.A. LOC), 0.20%, 3/8/10	3,000	3,000
Utah Transit Authority Sales Tax Revenue Bonds, Subseries 2006-A (Fortis Bank S.A. LOC), 0.10%, 3/1/10	46,375	46,375
Utah Transit Authority Sales Tax Revenue VRDB, Subseries 2006-B (Fortis Bank S.A. LOC), 0.10%, 3/1/10	39,900	39,900
Utah Water Finance Agency Revenue VRDB, Series 2008 B-2, 0.21%, 3/8/10	19,900	19,900
Series 2008 B-3, 0.21%, 3/8/10	16,300	16,300

		133,600

Vermont - 0.3%
Vermont Educational and Health Buildings Financing Agency Revenue Refunding VRDB, Series 2008-A, Fletcher Allen (TD Bank N.A. LOC), 0.16%, 3/8/10	9,120	9,120
Vermont Educational and Health Buildings Financing Agency Revenue VRDB, Norwich University Project (TD Bank N.A. LOC), 0.18%, 3/8/10	12,500	12,500

		21,620

Virginia - 1.3%
Amherst IDA Revenue VRDB, Series 2008, Educational Facilities - Sweet Briar (Wachovia Bank N.A. LOC), 0.18%, 3/8/10	9,600	9,600
Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured), 0.20%, 3/8/10	4,000	4,000
Lexington IDA Educational Facilities Revenue Bonds, Series 2006, VMI Development Board, Inc. Project (Wachovia Bank N.A. LOC), 0.13%, 3/1/10	23,405	23,405

MONEY MARKET PORTFOLIOS 25 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Virginia - 1.3% continued
Lynchburg IDA Revenue VRDB, Series B, Centra Health (Branch Banking and Trust Co. LOC), 0.18%, 3/8/10	$1,750	$1,750
University of Virginia Revenue Bonds, Citigroup Eagle 20060017, Class A, (1) 0.20%, 3/8/10	12,000	12,000
Virginia College Building Authority Educational Facilities Revenue VRDB, Series 2009-A, University of Richmond, 0.79%, 3/1/10	10,085	10,085
Virginia Small Business Financing Authority Revenue VRDB, Series 2008, Museum Fine Arts Foundation (Wachovia Bank N.A. LOC), 0.20%, 3/8/10	20,000	20,000

		80,840

Washington - 3.6%
Energy Northwest Electric Revenue Refunding VRDB, Subseries 2008 F-1, Project 3, 0.19%, 3/8/10	47,200	47,200
Subseries 2008 F-2, Project 3, 0.19%, 3/8/10	61,915	61,915
Everett Washington Public Facilities District Revenue VRDB, Series 2007, 0.44%, 3/1/10	7,050	7,050
Washington State G.O., Series 1993B Smith Barney, Soc Gen Trust SGB-13, (1) 0.20%, 3/8/10	1,350	1,350
Washington State Healthcare Facilities Authority Revenue Bonds, Series B, Kadlec Medical Center (Assured Guaranty Insured), 0.30%, 3/8/10	13,900	13,900
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003, Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC), 0.25%, 3/8/10	1,065	1,065
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2008-B, Southwest Washington Medical Center (Bank of America N.A. LOC), 0.19%, 3/8/10	6,870	6,870
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2009-A, Multicare Health System (Wells Fargo Bank N.A. LOC), 0.18%, 3/8/10	3,500	3,500
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2009-C, Swedish Health Services (U.S. Bank N.A. LOC), 0.16%, 3/8/10	12,000	12,000
Washington State Healthcare Facilities Authority Revenue VRDB, Series A, Fred Hutchinson Center (Bank of America N.A. LOC), 0.23%, 3/8/10	21,825	21,825
Washington State Healthcare Facilities Authority Revenue VRDB, Series B, Catholic Health Initiatives, 0.15%, 3/8/10	20,600	20,600
Washington State Higher Education Facilities Authority Revenue VRDB, Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC), 0.27%, 3/8/10	1,900	1,900
Washington State Higher Education Facilities Authority Revenue VRDB, Series B, Puget Sound Project (Bank of America N.A. LOC), 0.22%, 3/8/10	6,000	6,000
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2003, Emerald Heights Project (Bank of America N.A. LOC), 0.22%, 3/1/10	4,395	4,395
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2005, Antioch University Project (U.S. Bank N.A. LOC), 0.18%, 3/8/10	3,875	3,875

MONEY MARKET PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Washington - 3.6% continued
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Bertschi School Project (Bank of America N.A. LOC), 0.19%, 3/8/10	$5,435	$5,435
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series C, Skyline at First Hill Project (Bank of America N.A. LOC), 0.18%, 3/8/10	2,000	2,000
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2002, Annie Wright School Project (Bank of America N.A. LOC), 0.14%, 3/1/10	1,610	1,610
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2008, The Overlake School Project (Wells Fargo Bank N.A. LOC), 0.18%, 3/8/10	5,000	5,000
Washington State Housing Finance Community Nonprofit Revenue VRDB, YMCA Tacoma and Pierce Project (U.S. Bank N.A. LOC), Series A 1998, 0.18%, 3/8/10	2,650	2,650
Series B 1998, 0.18%, 3/8/10	3,385	3,385

		233,525

West Virginia - 0.7%
West Virginia EDA Revenue VRDB, Series 2009-B, Appalachian Power Co. (U.S. Bank N.A. LOC), 0.25%, 3/8/10	5,400	5,400
West Virginia State Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series 2008-A, Cabell Hospital (Branch Banking and Trust Co. LOC), 0.18%, 3/8/10	10,000	10,000
Series 2008-B, Cabell Hospital (Branch Banking and Trust Co. LOC), 0.18%, 3/8/10	10,000	10,000
West Virginia State Hospital Finance Authority Revenue VRDB, Series 2008-A, Charleston Area Medical Center (Branch Banking and Trust Co. LOC), 0.18%, 3/8/10	18,250	18,250

		43,650

Wisconsin - 1.7%
La Crosse Development Revenue VRDB, Series 2008, University of Wisconsin - La Crosse Foundation (Wells Fargo Bank N.A. LOC), 0.28%, 3/8/10	7,200	7,200
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series B, Beaver Dam Community Hospital (U.S. Bank N.A. LOC), 0.18%, 3/8/10	3,135	3,135
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2001B, Newcastle Place Project (Bank of America N.A. LOC), 0.18%, 3/8/10	10,800	10,800
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC), 0.30%, 3/8/10	3,295	3,295
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2004, Wisconsin Institute of Torah Study, Inc. Project (Harris N.A. LOC), 0.18%, 3/8/10	3,045	3,045
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2009, Mercy Alliance, Inc. (U.S. Bank N.A. LOC), 0.16%, 3/8/10	26,000	26,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern (JPMorgan Chase Bank LOC), 0.21%, 3/8/10	1,720	1,720
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002B, Capital Access Pool, Vernon Memorial Hospital (U.S. Bank N.A. LOC), 0.14%, 3/1/10	1,375	1,375

MONEY MARKET PORTFOLIOS 27 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)		VALUE (000S)
MUNICIPAL INVESTMENTS - 100.4% continued
Wisconsin - 1.7% continued
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2003B, Wheaton Franciscan Services (U.S. Bank N.A. LOC), 0.16%, 3/8/10	$30,000		$30,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2006-C, Aurora Health Care (U.S. Bank N.A. LOC), 0.14%, 3/1/10	5,000		5,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Meriter Retirement Services (KBC Bank N.V. LOC), 0.25%, 3/8/10	3,150		3,150
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-B, Gundersen Lutheran (Wells Fargo Bank N.A. LOC), 0.18%, 3/8/10	7,500		7,500
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2009-A, Froedtert and Community Health (U.S. Bank N.A. LOC), 0.16%, 3/8/10	5,000		5,000
Wisconsin School Districts Cash Flow Administration Program TRANS, Series 2009-A, Temporary Borrowing Program, 1.88%, 10/15/10	5,000		5,035

			112,255

Wyoming - 0.9%
Uinta County PCR Refunding Bonds, Series 1993, Chevron USA, Inc. Project (Chevron Corp. Gtd.), 0.12%, 3/1/10	32,950		32,950
Series 1997, Chevron USA, Inc. Project (Chevron Corp. Gtd.), 0.12%, 3/1/10	7,605		7,605
Uinta County PCR Refunding VRDB, Amoco Project, 0.13%, 3/1/10	15,175		15,175

			55,730

Multiple States Pooled Security - 0.0%
BB&T Municipal Trust, Floaters Series 5002 (Rabobank Group LOC), (1) 0.51%, 3/8/10		(2) -		(2) -

Total Municipal Investments (Cost $6,465,366)			6,465,366

Total Investments - 100.4% (Cost $6,465,366) (3)			6,465,366

Liabilities less Other Assets - (0.4)%			(26,117)

NET ASSETS - 100.0%			$6,439,249

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The principal amount and value is less than $500.
(3)	The cost for federal income tax purposes was $6,465,366.

Percentages shown are based on Net Assets.

MONEY MARKET PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

At February 28, 2010, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	7.9%
Educational Services	12.4
Electric Services, Gas and Combined Utilities	6.8
Executive, Legislative and General Government	18.9
General Medical, Surgical and Nursing and Personal Care	11.0
Health Services and Residential Care	14.2
Local Passenger Transportation	6.6
Urban and Community Development, Housing Programs and Social Services	12.3
All other sectors less than 5%	9.9

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments, which are carried at fair value, as of February 28, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Portfolio	$—	$6,465,366	(1)	$—	$6,465,366

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET PORTFOLIOS 29 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

MUNICIPAL PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating rate and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG    Association of Bay Area Governments

AGM    Assured Guaranty Municipal Corporation

COPS    Certificates of Participation

CP    Commercial Paper

EDA    Economic Development Authority

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

GIC    Guaranteed Investment Contract

G.O.    General Obligation

Gtd.    Guaranteed

HFA    Housing Finance Authority

IDA    Industrial Development Authority

IDB    Industrial Development Board

LOC    Letter of Credit

PCR    Pollution Control Revenue

PSF    Permanent School Fund

ROCS    Reset Option Certificates

SFM    Single Family Mortgage

SGB    Societe Generale Bank

Soc Gen    Societe Generale

TANS    Tax Anticipation Notes

TRANS    Tax and Revenue Anticipation Notes

VRDB    Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 23.5%
Non-U.S. Depository Institutions - 23.5%
Australia & New Zealand Bank, London Branch, 0.30%, 4/23/10	$10,000	$10,000
0.21%, 5/25/10	40,000	40,000
0.25%, 5/27/10	20,000	20,000
Banco Bilbao Vizcaya Argentaria, 0.31%, 4/22/10	15,000	15,000
Banco Bilbao Vizcaya Argentaria, London, 0.30%, 3/8/10	20,000	20,000
0.24%, 4/7/10	25,000	25,000
0.31%, 7/30/10	40,000	40,000
Bank of Montreal, Chicago Branch, 0.21%, 3/22/10	40,000	40,000
Bank of Nova Scotia, Houston, 0.29%, 6/18/10	30,000	30,000
Barclays Bank PLC, FRCD, 0.53%, 3/15/10	25,000	25,000
0.24%, 3/19/10	30,000	30,000
Barclays Bank PLC, New York, FRCD, 0.28%, 3/22/10	40,000	40,000
0.28%, 3/25/10	25,000	25,000
BNP Paribas S.A., London Branch, 0.21%, 4/13/10	40,000	40,000
0.32%, 4/16/10	10,000	10,000
0.21%, 4/26/10	15,000	15,000
0.27%, 5/25/10	30,000	30,000
0.30%, 7/6/10	15,000	15,000
BNP Paribas, Chicago, 0.22%, 5/10/10	15,000	15,000
BNP Paribas, New York Branch, 0.21%, 3/22/10	15,000	15,000
Commonwealth Bank of Australia, 0.31%, 6/29/10	10,000	10,000
Credit Agricole CIB, London, 0.34%, 5/18/10	15,000	15,000
Credit Agricole CIB, New York, FRCD, 0.24%, 3/1/10	35,000	35,000
Credit Agricole S.A., London Branch, 0.30%, 4/22/10	10,000	10,000
0.20%, 4/26/10	30,000	30,000
0.20%, 5/4/10	30,000	30,000
Deutsche Bank, New York Branch, 0.18%, 4/26/10	50,000	50,000
DNB Norway Bank, London Branch, 0.21%, 5/10/10	10,000	10,000
HSBC PLC, London, 0.30%, 4/28/10	10,000	10,000
Intesa San Paolo Spa, London, 0.18%, 3/5/10	10,000	10,000
0.18%, 4/1/10	35,000	35,000
National Australia Bank, London Branch, 0.20%, 3/15/10	25,000	25,000
0.20%, 3/18/10	15,000	15,000
0.36%, 3/18/10	10,000	10,000
0.31%, 5/4/10	20,000	20,000
Nordea Bank Finland, New York, 0.19%, 3/4/10	30,000	30,000
0.25%, 5/25/10	15,000	15,000
Rabobank Nederland, New York Branch, 0.33%, 3/1/10	20,000	20,000
0.25%, 5/25/10	40,000	40,000

PRIME OBLIGATIONS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 23.5% continued
Non-U.S. Depository Institutions - 23.5% continued
Rabobank Nederland NV, New York, FRCD, 0.21%, 3/8/10	$10,000	$10,000
0.23%, 3/9/10	35,000	35,000
Royal Bank of Scotland, CT, FRCD, 0.41%, 3/25/10	30,000	30,000
Royal Bank of Scotland, New York Branch, 0.81%, 3/8/10	20,000	20,000
Royal Bank of Scotland, Stamford CT Branch, 0.40%, 7/15/10	30,000	30,000
Santander UK PLC, FRCD, 0.24%, 3/25/10	50,000	50,000
Societe Generale, London Branch, 0.26%, 3/1/10	35,000	35,000
0.18%, 4/1/10	15,000	15,000
0.27%, 5/13/10	20,000	20,000
Societe Generale, New York Branch, 0.22%, 5/3/10	35,000	35,000
0.22%, 5/4/10	15,000	15,000
Societe Generale, New York, FRCD, 0.25%, 3/25/10	15,000	15,000
Svenska Handelsbanken, Inc., New York Branch, 0.20%, 3/1/10	25,000	25,000
Westpac Banking Corp., FRCD, 0.20%, 3/1/10	15,000	15,000
Westpac Banking Corp., New York, FRCD, 0.20%, 3/1/10	90,000	90,000

Total Certificates of Deposit (Cost $1,360,000)		1,360,000

COMMERCIAL PAPER - 13.2%
Bank Holding Companies - 0.5%
HSBC USA, Inc., 0.29%, 6/2/10	30,000	29,977

Chemicals and Allied Products - 0.4%
Pfizer, Inc., 0.80%, 7/8/10	15,000	14,957
0.80%, 7/16/10	10,000	9,969

		24,926

Electronic and Other Electronic Components - 0.9%
General Electric Capital Services, 0.22%, 3/18/10	50,000	49,995

Multi-Seller Conduits - 10.0%
Amsterdam Funding, 0.18%, 3/24/10	25,000	24,997
0.20%, 5/20/10	24,000	23,989
Bryant Park Funding LLC, 0.15%, 3/15/10	40,000	39,998
Chariot Funding LLC, 0.20%, 5/20/10	5,003	5,001
0.20%, 5/27/10	5,003	5,001
Charta Corp., 0.20%, 5/13/10	45,000	44,982
0.20%, 5/26/10	10,000	9,995
Clipper Receivables Corp., 0.20%, 4/14/10	40,000	39,990
Corporate Receivables Corp., 0.19%, 4/27/10	40,000	39,988
Edison Asset Securitization, 0.19%, 4/28/10	33,063	33,053
Kitty Hawk Funding Corp., 0.22%, 3/1/10	10,000	10,000

PRIME OBLIGATIONS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 13.2% continued
Multi-Seller Conduits - 10.0% continued
Park Avenue Receivables, (1) 0.20%, 5/18/10	$40,000	$39,983
Ranger Funding Co. LLC, 0.19%, 4/7/10	8,000	7,998
0.20%, 5/21/10	10,007	10,002
0.20%, 5/26/10	10,000	9,995
Regency Markets, Inc., 0.18%, 3/10/10	15,000	14,999
0.18%, 3/12/10	18,000	17,999
Sheffield Receivables Corp., 0.20%, 4/27/10	40,000	39,987
0.20%, 5/7/10	10,000	9,996
Straight-A Funding LLC, 0.17%, 4/12/10	5,000	4,999
0.18%, 4/22/10	10,000	9,997
Thames Asset Global Securitization Number One, Inc., 0.18%, 3/23/10	13,621	13,619
0.21%, 5/18/10	5,197	5,195
Tulip Funding Corp., 0.17%, 3/10/10	45,715	45,713
0.18%, 3/19/10	5,000	4,999
Victory Receivables Corp., 0.17%, 3/18/10	40,000	39,997
Yorktown Capital LLC, 0.22%, 3/1/10	10,000	10,000
0.23%, 3/22/10	14,960	14,958

		577,430

Non-U.S. Bank - Non-U.S. Government - 1.0%
Danske Corp., Sovereign Gtd., 0.18%, 3/29/10	25,000	24,996
0.20%, 4/19/10	20,000	19,994
0.20%, 5/25/10	15,000	14,993

		59,983

Non-U.S. Depository Institutions - 0.4%
Lloyds Bank PLC, 0.36%, 7/6/10	20,000	19,975

Total Commercial Paper (Cost $762,286)		762,286

CORPORATE NOTES/BONDS - 7.0%
Foreign Agency and Regional Governments - 1.3%
KFW, 4.63%, 1/20/11	55,000	57,049
1.88%, 3/15/11	20,000	20,290

		77,339

Insurance Carriers - 0.5%
Berkshire Hathaway, Inc., FRN, 0.23%, 5/10/10	30,000	30,000

Non-Depository Personal Credit - 0.7%
General Electric Capital Corp., FRN, 0.29%, 3/4/10	40,000	40,003

Non-U.S. Depository Institutions - 1.4%
Santander US Debt S.A. Unipersonal, FRN, (1) 0.30%, 4/23/10	60,000	60,010
Westpac Banking Corp., FRN, (1) 0.27%, 3/2/10	20,000	20,000

		80,010

PRIME OBLIGATIONS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 7.0% continued
Supranational - 2.7%
International American Development Bank, 0.46%, 8/2/10	$21,140	$21,098
International Bank for Reconstruction & Development, 0.73%, 6/10/10	20,000	20,000
International Finance Corp., 0.15%, 3/4/10	50,000	49,999
0.15%, 3/22/10	40,000	39,997
4.00%, 6/15/10	22,968	23,211

		154,305

U.S. Depository Institutions - 0.4%
Bank of America N.A., FDIC Gtd., FRN, (2) 0.28%, 3/15/10	25,000	25,000

Total Corporate Notes/Bonds (Cost $406,657)		406,657

EURODOLLAR TIME DEPOSITS - 5.8%
Non-U.S. Depository Institutions - 5.1%
Banco Bilbao Vizcaya Argentaria, Grand Cayman, 0.13%, 3/1/10	125,000	125,000
Banco Santander Central Hispano, Madrid, 0.18%, 3/5/10	80,000	80,000
Societe Generale, Paris, France, 0.16%, 3/1/10	90,000	90,000

		295,000

U.S. Depository Institutions - 0.7%
Bank of America, Toronto, Canada, 0.12%, 3/1/10	40,000	40,000

Total Eurodollar Time Deposits (Cost $335,000)		335,000

U.S. GOVERNMENT AGENCIES - 16.2% (3)
Federal Farm Credit Bank - 1.7%
FFCB Bond, 0.56%, 7/1/10	10,000	10,001
FFCB FRN, 0.19%, 3/1/10	40,000	39,990
0.25%, 3/6/10	50,000	50,011

		100,002

Federal Home Loan Bank - 11.6%
FHLB Bonds, 1.10%, 3/10/10	5,000	5,000
1.10%, 3/16/10	5,000	5,000
4.38%, 3/17/10	5,000	5,007
0.95%, 4/1/10	15,000	14,999
0.90%, 4/7/10	15,000	14,999
0.88%, 4/15/10	15,000	15,000
0.82%, 4/28/10	5,000	5,000
0.80%, 4/30/10	5,000	5,000
0.80%, 5/17/10	10,000	10,000
0.55%, 6/10/10	10,000	9,997
0.56%, 6/25/10	12,000	12,001
0.55%, 7/15/10	5,000	5,000
4.50%, 9/10/10	10,000	10,214
0.60%, 9/17/10	70,000	70,033
FHLB Callable Bonds, 0.56%, 11/19/10	10,000	10,000
0.40%, 12/28/10	10,000	10,000
0.45%, 12/29/10	40,000	39,998
0.45%, 2/9/11	10,000	10,000
0.50%, 3/7/11	20,000	20,000
0.50%, 3/14/11	30,000	30,000
0.55%, 3/23/11	20,000	20,000

PRIME OBLIGATIONS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 16.2% (3) continued
Federal Home Loan Bank - 11.6% continued
FHLB Discount Note, 1.00%, 3/4/10	$7,000	$6,999
FHLB FRN, 0.25%, 3/1/10	175,000	174,981
0.30%, 3/1/10	50,000	50,000
0.80%, 3/1/10	30,000	30,000
0.14%, 3/12/10	25,000	24,985
0.13%, 3/31/10	30,000	29,985
0.20%, 4/8/10	25,000	25,000

		669,198

Federal Home Loan Mortgage Corporation - 1.7%
FHLMC FRN, 0.24%, 3/3/10	20,000	19,997
0.23%, 3/10/10	20,000	19,996
0.16%, 5/4/10	30,000	29,997
0.23%, 5/24/10	10,000	9,999
FHLMC Note, 1.45%, 9/10/10	15,000	15,071

		95,060

Federal National Mortgage Association - 1.2%
FNMA FRN, 0.14%, 3/11/10	25,000	24,982
0.14%, 4/13/10	10,000	9,998
0.20%, 5/5/10	10,000	9,998
FNMA Notes, 3.00%, 7/12/10	10,000	10,091
3.25%, 8/12/10	15,000	15,190

		70,259

Total U.S. Government Agencies (Cost $934,519)		934,519

U.S. GOVERNMENT OBLIGATIONS - 5.0%
U.S. Treasury Bills - 1.0% 0.51%, 4/1/10	30,000	29,987
0.50%, 7/1/10	10,000	9,983
0.50%, 7/29/10	5,000	4,990
0.43%, 12/16/10	15,000	14,949

		59,909

U.S. Treasury Notes - 4.0%
2.38%, 8/31/10	18,000	18,161
1.25%, 11/30/10	72,000	72,477
0.88%, 1/31/11	60,000	60,211
5.00%, 2/15/11	30,000	31,324
0.88%, 2/28/11	25,000	25,110
4.50%, 2/28/11	20,000	20,823

		228,106

Total U.S. Government Obligations (Cost $288,015)		288,015

Investments, at Amortized Cost ($4,086,477)		4,086,477

REPURCHASE AGREEMENTS - 30.5%
(Collateralized at a minimum of 102%)
Repurchase Agreements - 30.5% (4)
Bank of America, N.A., dated 2/26/10, repurchase price $315,003 0.12%, 3/1/10	315,000	315,000
Bank of America Securities LLC, dated 2/26/10, repurchase price $100,001 0.10%, 3/1/10	100,000	100,000
BNP Paribas Securities Corp., dated 2/26/10, repurchase price $300,003 0.11%, 3/1/10	300,000	300,000

PRIME OBLIGATIONS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 30.5% continued
(Collateralized at a minimum of 102%)
Repurchase Agreements - 30.5% (4) continued
Citigroup Global Markets, Inc., dated 2/26/10, repurchase price $59,194 0.12%, 3/1/10	$59,193	$59,193
Credit Suisse Securities (USA) LLC, dated 2/26/10, repurchase price $100,001 0.12%, 3/1/10	100,000	100,000
Deutsche Bank Securities, Inc., dated 2/26/10, repurchase price $700,007 0.12%, 3/1/10	700,000	700,000
Goldman Sachs & Co., dated 2/26/10, repurchase price $185,002 0.12%, 3/1/10	185,000	185,000

Total Repurchase Agreements (Cost $1,759,193)		1,759,193

Total Investments - 101.2% (Cost $5,845,670) (5)		5,845,670

Liabilities less Other Assets - (1.2)%		(67,464)

NET ASSETS - 100.0%		$5,778,206

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$385,137	2.60% - 6.00%	3/1/20 - 2/1/40
FNMA	$997,321	2.59% - 7.00%	2/1/25 - 11/1/48
GNMA	$326,513	4.50% - 5.50%	2/15/25 - 12/20/39
U.S. Treasury Note	$102,000	1.75%	11/15/11

(5)	The cost for federal income tax purposes was $5,845,670.

Percentages shown are based on Net Assets.

PRIME OBLIGATIONS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments, which are carried at fair value, as of February 28, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Prime Obligations Portfolio	$—	5,845,670	(1)	$—	$5,845,670

(1)	Classifications as defined in the Schedule of Investments.

PRIME OBLIGATIONS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION

PRIME OBLIGATIONS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating rate and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FDIC    Federal Deposit Insurance Corporation

FFCB    Federal Farm Credit Bank

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FRCD    Floating Rate Certificates of Deposit

FRN    Floating Rate Notes

GNMA    Government National Mortgage Association

Gtd.    Guaranteed

PRIME OBLIGATIONS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 26.3%
Non-U.S. Depository Institutions - 26.3%
Australia & New Zealand Bank, London Branch,
0.30%, 4/23/10	$5,000	$5,000
0.21%, 5/25/10	10,000	10,000
0.25%, 5/27/10	5,000	5,000
Banco Bilbao Vizcaya Argentaria,
0.27%, 3/19/10	5,000	5,000
Banco Bilbao Vizcaya Argentaria, London,
0.30%, 3/8/10	10,000	10,000
0.24%, 4/7/10	5,000	5,000
0.31%, 7/30/10	20,000	20,000
Bank of Montreal, Chicago Branch,
0.21%, 3/22/10	10,000	10,000
Bank of Nova Scotia, Houston,
0.29%, 6/18/10	3,000	3,000
Barclays Bank PLC, FRCD,
0.24%, 3/19/10	10,000	10,000
Barclays Bank PLC, New York, FRCD,
0.28%, 3/25/10	25,000	25,000
BNP Paribas S.A., London Branch,
0.27%, 5/25/10	20,000	20,000
0.30%, 7/6/10	10,000	10,000
Commonwealth Bank of Australia,
0.31%, 6/29/10	5,000	5,000
0.33%, 6/29/10	7,000	7,000
Credit Agricole CIB, London,
0.34%, 5/18/10	5,000	5,000
Credit Agricole CIB, New York, FRCD,
0.24%, 3/1/10	15,000	15,000
Credit Agricole S.A., London Branch,
0.30%, 4/22/10	7,000	7,000
0.20%, 5/4/10	20,000	20,000
Deutsche Bank, New York Branch,
0.18%, 4/26/10	10,000	10,000
DNB Norway Bank, London Branch,
0.21%, 5/10/10	10,000	10,000
HSBC PLC, London,
0.30%, 4/28/10	10,000	10,000
Intesa San Paolo Spa, London,
0.18%, 3/5/10	7,000	7,000
0.18%, 4/1/10	7,000	7,000
National Australia Bank, London Branch,
0.20%, 3/15/10	10,000	10,000
0.31%, 5/4/10	5,000	5,000
Nordea Bank Finland, New York,
0.19%, 3/4/10	10,000	10,000
Rabobank Nederland, New York Branch,
0.25%, 5/25/10	5,000	5,000
Rabobank Nederland NV, New York, FRCD,
0.21%, 3/8/10	10,000	10,000
0.23%, 3/9/10	5,000	5,000
Royal Bank of Scotland, CT, FRCD,
0.41%, 3/25/10	25,000	25,000
Royal Bank of Scotland, Stamford CT Branch,
0.40%, 7/15/10	5,000	5,000
Santander UK PLC, FRCD,
0.24%, 3/25/10	15,000	15,000
Societe Generale, London Branch,
0.26%, 3/1/10	25,000	25,000
Societe Generale, New York Branch,
0.22%, 5/4/10	10,000	10,000
Societe Generale, New York, FRCD,
0.25%, 3/25/10	5,000	5,000

LIQUID ASSETS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 26.3% continued
Non-U.S. Depository Institutions - 26.3% continued
Westpac Banking Corp.,
0.20%, 3/1/10, FRCD	$5,000	$5,000
0.30%, 5/3/10	20,000	20,000
Westpac Banking Corp., New York, FRCD,
0.20%, 3/1/10	25,000	25,000

Total Certificates of Deposit (Cost $421,000)		421,000

COMMERCIAL PAPER - 9.9%
Bank Holding Companies - 0.3%
HSBC USA, Inc.,
0.29%, 6/2/10	5,000	4,996

Electronic and Other Electronic Components - 0.3%
General Electric Capital Services,
0.22%, 3/18/10	5,000	4,999

Multi-Seller Conduits - 6.8%
Amsterdam Funding,
0.20%, 5/20/10	10,000	9,996
Bryant Park Funding LLC,
0.15%, 3/15/10	10,000	9,999
Charta Corp.,
0.20%, 5/13/10	5,000	4,998
Clipper Receivables Corp.,
0.20%, 4/14/10	5,000	4,999
Corporate Receivables Corp.,
0.19%, 4/27/10	20,000	19,994
Park Avenue Receivables, (1)
0.20%, 5/18/10	10,000	9,996
Ranger Funding Co. LLC,
0.19%, 4/7/10	5,000	4,999
0.20%, 4/14/10	5,393	5,392
0.20%, 5/21/10	2,001	2,000
Regency Markets, Inc.,
0.18%, 3/12/10	8,000	8,000
Sheffield Receivables Corp.,
0.20%, 5/7/10	10,000	9,996
Straight-A Funding LLC,
0.17%, 4/12/10	3,000	2,999
Tulip Funding Corp.,
0.18%, 3/19/10	5,000	5,000
Victory Receivables Corp.,
0.17%, 3/18/10	10,000	9,999

		108,367

Non-U.S. Bank - Non-U.S. Government - 0.9%
Danske Corp., Sovereign Gtd.,
0.18%, 3/29/10	5,000	4,999
0.20%, 4/19/10	5,000	4,999
0.20%, 5/25/10	5,000	4,998

		14,996

Non-U.S. Depository Institutions - 1.6%
Lloyds Bank PLC,
0.36%, 7/6/10	25,000	24,968

Total Commercial Paper (Cost $158,326)		158,326

CORPORATE NOTES/BONDS - 3.7%
Foreign Agency and Regional Governments - 0.3%
KFW,
1.88%, 3/15/11	5,000	5,072

Insurance Carriers - 0.3%
Berkshire Hathaway, Inc., FRN,
0.23%, 5/10/10	5,000	5,000

LIQUID ASSETS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 3.7% continued
Non-Depository Personal Credit - 0.3%
General Electric Capital Corp., FRN,
0.29%, 3/4/10	$5,000	$5,000

Non-U.S. Depository Institutions - 0.6%
Santander US Debt S.A. Unipersonal, FRN, (1)
0.30%, 4/23/10	5,000	5,001
Westpac Banking Corp., FRN, (1)
0.27%, 3/2/10	5,000	5,000

		10,001

Supranational - 1.6%
International Finance Corp.,
0.15%, 3/4/10	20,000	20,000
0.15%, 3/22/10	5,000	5,000

		25,000

U.S. Depository Institutions - 0.6%
Bank of America N.A., FDIC Gtd., FRN, (2)
0.28%, 3/15/10	10,000	10,000

Total Corporate Notes/Bonds (Cost $60,073)		60,073

EURODOLLAR TIME DEPOSITS - 3.4%
Non-U.S. Depository Institutions - 3.4%
Banco Bilbao Vizcaya Argentaria, Grand Cayman,
0.13%, 3/1/10	25,000	25,000
Banco Santander Central Hispano, Madrid,
0.18%, 3/5/10	10,000	10,000
Deutsche Bank, Grand Cayman,
0.10%, 3/1/10	9,518	9,518
Societe Generale, Grand Cayman,
0.12%, 3/1/10	10,000	10,000

Total Eurodollar Time Deposits (Cost $54,518)		54,518

U.S. GOVERNMENT AGENCIES - 16.7% (3)
Federal Farm Credit Bank - 3.1%
FFCB Bond,
0.56%, 7/1/10	5,000	5,000
FFCB FRN,
0.19%, 3/1/10	25,000	24,994
0.25%, 3/6/10	20,000	20,005

		49,999

Federal Home Loan Bank - 11.5%
FHLB Bonds,
0.90%, 4/7/10	10,000	9,999
0.88%, 4/15/10	5,000	5,000
0.82%, 4/28/10	5,000	5,000
0.80%, 4/30/10	3,000	3,000
0.55%, 6/10/10	3,000	3,000
0.56%, 6/25/10	5,000	5,000
0.55%, 7/15/10	5,000	5,000
0.55%, 7/20/10	8,000	8,000
0.55%, 7/29/10	7,000	6,999
FHLB Callable Bonds,
0.55%, 11/3/10	5,000	5,000
0.55%, 11/5/10	5,000	5,000
0.56%, 11/19/10	17,000	17,000
0.45%, 12/29/10	8,000	8,000
0.45%, 2/9/11	3,000	3,000
0.50%, 3/7/11	3,000	3,000
0.50%, 3/14/11	7,000	7,000

LIQUID ASSETS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 16.7% (3) continued
Federal Home Loan Bank - 11.5% continued
FHLB FRN, 0.25%, 3/1/10	$60,000	$59,996
0.30%, 3/1/10	10,000	10,000
0.14%, 3/12/10	5,000	4,997
0.13%, 3/31/10	10,000	9,995

		183,986

Federal Home Loan Mortgage Corporation - 1.3%
FHLMC FRN, 0.24%, 3/3/10	10,000	9,998
0.16%, 5/4/10	10,000	9,999

		19,997

Federal National Mortgage Association - 0.8%
FNMA FRN, 0.14%, 4/13/10	5,000	4,999
0.20%, 5/5/10	5,000	4,999
FNMA Note, 3.00%, 7/12/10	3,000	3,027

		13,025

Total U.S. Government Agencies (Cost $267,007)		267,007

U.S. GOVERNMENT OBLIGATIONS - 5.5%
U.S. Treasury Bills - 1.0%
0.50%, 7/1/10	8,000	7,986
0.50%, 7/29/10	5,000	4,990
0.43%, 12/16/10	3,000	2,990

		15,966

U.S. Treasury Notes - 4.5%
2.38%, 8/31/10	26,000	26,233
4.50%, 11/15/10	8,000	8,228
1.25%, 11/30/10	23,000	23,152
0.88%, 1/31/11	5,000	5,014
5.00%, 2/15/11	5,000	5,221
0.88%, 2/28/11	5,000	5,022

		72,870

Total U.S. Government Obligations (Cost $88,836)		88,836

Investments, at Amortized Cost ($1,049,760)		1,049,760

REPURCHASE AGREEMENTS - 34.9%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 3.1% (4)
Morgan Stanley & Co., Inc., dated 2/26/10, repurchase price $11,022 0.09%, 3/1/10	11,022	11,022
Societe Generale, New York Branch, dated 2/26/10, repurchase price $22,045 0.10%, 3/1/10	22,045	22,045
UBS Securities LLC, dated 2/26/10, repurchase price $16,534 0.09%, 3/1/10	16,534	16,534

		49,601

(Collateralized at a minimum of 102%)
Repurchase Agreements - 31.8% (5)
Bank of America, N.A., dated 2/26/10, repurchase price $50,001 0.12%, 3/1/10	50,000	50,000
BNP Paribas Securities Corp., dated 2/26/10, repurchase price $280,003 0.11%, 3/1/10	280,000	280,000

LIQUID ASSETS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 34.9% continued
(Collateralized at a minimum of 102%)
Repurchase Agreements - 31.8% (5) continued
Citigroup Global Markets, Inc., dated 2/26/10, repurchase price $105,001 0.12%, 3/1/10	$105,000	$105,000
Credit Suisse Securities (USA) LLC, dated 2/26/10, repurchase price $75,001 0.12%, 3/1/10	75,000	75,000

		510,000

Total Repurchase Agreements (Cost $559,601)		559,601

Total Investments - 100.4% (Cost $1,609,361) (6)		1,609,361

Liabilities less Other Assets - (0.4)%		(6,715)

NET ASSETS - 100.0%		$1,602,646

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$20,067	2.38% - 6.25%	8/15/23 - 1/15/27
U.S. Treasury Notes	$30,537	0.88% - 4.00%	1/31/11 - 8/15/18

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$144,210	2.52% - 6.15%	3/1/32 - 5/1/38
FNMA	$381,092	2.05% - 6.50%	4/1/19 - 8/1/38

(6)	The cost for federal income tax purposes was $1,609,361.

Percentages shown are based on Net Assets.

LIQUID ASSETS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments, which are carried at fair value, as of February 28, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio	$—	$1,609,361	(1)	$—	$1,609,361

(1)	Classifications as defined in the Schedule of Investments.

LIQUID ASSETS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION

LIQUID ASSETS PORTFOLIO continued

FEBRUARY 28, 2010 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating rate and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FDIC    Federal Deposit Insurance Corporation

FFCB    Federal Farm Credit Bank

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FRCD    Floating Rate Certificates of Deposit

FRN    Floating Rate Notes

Gtd.    Guaranteed

LIQUID ASSETS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 28, 2010

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	April 28, 2010